UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period:  September 30, 2011

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.6%)
McDonald's Corp.	9,205,794	808,453
* Amazon.com Inc.	3,240,216	700,632
Walt Disney Co.	16,560,288	499,458
Comcast Corp. Class A	23,224,416	485,390
Home Depot Inc.	13,957,463	458,782
* Ford Motor Co.	33,904,361	327,855
News Corp. Class A	20,391,686	315,459
Target Corp.	6,024,678	295,450
NIKE Inc. Class B	3,389,381	289,826
Time Warner Inc.	9,322,039	279,382
* DIRECTV Class A	6,587,379	278,317
Starbucks Corp.	6,657,080	248,243
Lowe's Cos. Inc.	11,247,140	217,520
Yum! Brands Inc.	4,143,768	204,661
* priceline.com Inc.	444,061	199,588
Viacom Inc. Class B	5,126,854	198,614
TJX Cos. Inc.	3,399,298	188,559
Time Warner Cable Inc.	2,901,475	181,835
Johnson Controls Inc.	6,065,069	159,936
Coach Inc.	2,578,742	133,656
* Bed Bath & Beyond Inc.	2,183,214	125,120
Carnival Corp.	4,125,272	124,996
Kohl's Corp.	2,508,046	123,145
CBS Corp. Class B	5,977,112	121,814
McGraw-Hill Cos. Inc.	2,688,381	110,224
Macy's Inc.	3,811,022	100,306
VF Corp.	773,295	93,971
* Discovery Communications Inc. Class A	2,442,211	91,876
Omnicom Group Inc.	2,493,578	91,863
Limited Brands Inc.	2,209,249	85,078
* Chipotle Mexican Grill Inc. Class A	279,701	84,735
Staples Inc.	6,327,774	84,159
* AutoZone Inc.	259,576	82,854
Wynn Resorts Ltd.	713,513	82,111
Ross Stores Inc.	1,031,371	81,159
* O'Reilly Automotive Inc.	1,212,870	80,814
Mattel Inc.	3,059,411	79,208
Ralph Lauren Corp. Class A	577,587	74,913
Fortune Brands Inc.	1,378,295	74,538
Harley-Davidson Inc.	2,109,408	72,416
Genuine Parts Co.	1,398,580	71,048
Tiffany & Co.	1,135,357	69,052
Marriott International Inc. Class A	2,518,988	68,617
Nordstrom Inc.	1,460,677	66,724
Starwood Hotels & Resorts Worldwide Inc.	1,714,574	66,560
Best Buy Co. Inc.	2,702,225	62,962
Family Dollar Stores Inc.	1,072,844	54,565
* Netflix Inc.	468,729	53,041
Darden Restaurants Inc.	1,200,775	51,333

	Gap Inc.	3,095,567	50,272
*	CarMax Inc.	2,019,008	48,153
	Abercrombie & Fitch Co.	775,700	47,752
	Expedia Inc.	1,737,328	44,736
*	Apollo Group Inc. Class A	1,094,020	43,334
	Wyndham Worldwide Corp.	1,464,102	41,742
	International Game Technology	2,663,194	38,696
	H&R Block Inc.	2,728,254	36,313
	Hasbro Inc.	1,078,977	35,186
	JC Penney Co. Inc.	1,275,068	34,146
	Whirlpool Corp.	681,741	34,026
	Scripps Networks Interactive Inc. Class A	880,505	32,728
	Cablevision Systems Corp. Class A	2,007,572	31,579
	Newell Rubbermaid Inc.	2,600,116	30,863
	Interpublic Group of Cos. Inc.	4,269,631	30,741
*	GameStop Corp. Class A	1,240,932	28,666
	Comcast Corp.	1,304,720	26,995
	Leggett & Platt Inc.	1,263,266	25,000
*	Urban Outfitters Inc.	1,057,390	23,601
	DR Horton Inc.	2,481,233	22,430
*	Goodyear Tire & Rubber Co.	2,180,385	22,000
	Gannett Co. Inc.	2,148,455	20,475
*	Big Lots Inc.	584,837	20,370
	DeVry Inc.	549,515	20,310
*,^ Sears Holdings Corp.		343,292	19,746
	Lennar Corp. Class A	1,431,186	19,378
	Harman International Industries Inc.	624,059	17,836
^	Washington Post Co. Class B	44,570	14,573
*,^ AutoNation Inc.		442,153	14,494
*	Pulte Group Inc.	3,002,339	11,859
			9,788,818
Consumer Staples (11.7%)
	Procter & Gamble Co.	24,517,084	1,548,989
	Coca-Cola Co.	20,487,104	1,384,109
	Philip Morris International Inc.	15,672,435	977,646
	PepsiCo Inc.	14,120,947	874,087
	Wal-Mart Stores Inc.	15,683,907	813,995
	Kraft Foods Inc.	15,758,326	529,165
	Altria Group Inc.	18,480,627	495,466
	CVS Caremark Corp.	11,999,337	402,938
	Colgate-Palmolive Co.	4,340,767	384,939
	Costco Wholesale Corp.	3,906,480	320,800
	Walgreen Co.	8,078,566	265,704
	Kimberly-Clark Corp.	3,495,925	248,246
	General Mills Inc.	5,769,407	221,949
	Archer-Daniels-Midland Co.	6,029,796	149,599
	HJ Heinz Co.	2,864,574	144,604
	Sysco Corp.	5,288,486	136,972
	Lorillard Inc.	1,235,166	136,733
	Mead Johnson Nutrition Co.	1,819,752	125,253
	Kroger Co.	5,399,260	118,568
	Kellogg Co.	2,228,766	118,548
	Reynolds American Inc.	3,016,653	113,064
	Whole Foods Market Inc.	1,407,160	91,902
	ConAgra Foods Inc.	3,699,284	89,597
	Estee Lauder Cos. Inc. Class A	1,008,912	88,623
	Sara Lee Corp.	5,254,079	85,904

Hershey Co.	1,379,939	81,748
Clorox Co.	1,173,001	77,805
Avon Products Inc.	3,843,060	75,324
Dr Pepper Snapple Group Inc.	1,935,748	75,068
JM Smucker Co.	1,015,711	74,035
Coca-Cola Enterprises Inc.	2,845,916	70,806
Brown-Forman Corp. Class B	899,917	63,120
Molson Coors Brewing Co. Class B	1,453,901	57,589
McCormick & Co. Inc.	1,180,318	54,483
Safeway Inc.	3,122,853	51,933
Campbell Soup Co.	1,603,810	51,915
Tyson Foods Inc. Class A	2,645,170	45,920
Hormel Foods Corp.	1,239,785	33,499
* Constellation Brands Inc. Class A	1,645,609	29,621
* Dean Foods Co.	1,638,694	14,535
SUPERVALU Inc.	1,889,486	12,584
		10,737,385
Energy (11.6%)
Exxon Mobil Corp.	43,382,543	3,150,874
Chevron Corp.	17,871,674	1,653,487
ConocoPhillips	12,250,802	775,721
Schlumberger Ltd.	12,039,731	719,133
Occidental Petroleum Corp.	7,252,107	518,526
Anadarko Petroleum Corp.	4,441,828	280,057
Apache Corp.	3,425,690	274,877
Halliburton Co.	8,205,575	250,434
Devon Energy Corp.	3,716,159	206,024
National Oilwell Varco Inc.	3,780,373	193,631
Baker Hughes Inc.	3,891,996	179,654
EOG Resources Inc.	2,396,856	170,201
Chesapeake Energy Corp.	5,896,475	150,655
Spectra Energy Corp.	5,802,191	142,328
Hess Corp.	2,699,084	141,594
Marathon Oil Corp.	6,370,811	137,482
Williams Cos. Inc.	5,254,484	127,894
El Paso Corp.	6,872,615	120,133
Noble Energy Inc.	1,575,012	111,511
* Southwestern Energy Co.	3,105,002	103,490
* Cameron International Corp.	2,186,675	90,834
Valero Energy Corp.	5,104,918	90,765
Marathon Petroleum Corp.	3,180,934	86,076
Range Resources Corp.	1,437,033	84,009
Peabody Energy Corp.	2,416,540	81,872
* FMC Technologies Inc.	2,143,022	80,578
Murphy Oil Corp.	1,726,673	76,250
EQT Corp.	1,333,607	71,161
Consol Energy Inc.	2,023,211	68,648
Pioneer Natural Resources Co.	1,042,001	68,532
Noble Corp.	2,252,056	66,098
Cabot Oil & Gas Corp.	932,347	57,722
* Newfield Exploration Co.	1,180,538	46,856
QEP Resources Inc.	1,578,474	42,729
* Denbury Resources Inc.	3,590,057	41,286
Helmerich & Payne Inc.	955,536	38,795
* Alpha Natural Resources Inc.	2,020,419	35,741
* Rowan Cos. Inc.	1,137,023	34,327
Diamond Offshore Drilling Inc.	620,268	33,953

* Nabors Industries Ltd.	2,565,195	31,449
Sunoco Inc.	963,617	29,882
* Tesoro Corp.	1,283,864	24,997
		10,690,266
Financials (13.6%)
Wells Fargo & Co.	47,109,856	1,136,290
JPMorgan Chase & Co.	34,789,570	1,047,862
* Berkshire Hathaway Inc. Class B	14,162,981	1,006,138
Citigroup Inc.	26,035,696	667,035
Bank of America Corp.	90,424,034	553,395
Goldman Sachs Group Inc.	4,512,727	426,678
American Express Co.	9,266,695	416,075
US Bancorp	17,139,634	403,467
Simon Property Group Inc.	2,619,719	288,117
MetLife Inc.	9,435,637	264,292
PNC Financial Services Group Inc.	4,695,512	226,277
Bank of New York Mellon Corp.	10,998,685	204,466
Prudential Financial Inc.	4,336,346	203,201
ACE Ltd.	3,015,576	182,744
Travelers Cos. Inc.	3,736,262	182,068
Morgan Stanley	13,245,541	178,815
Capital One Financial Corp.	4,098,871	162,438
Chubb Corp.	2,551,144	153,043
CME Group Inc.	596,633	147,010
Aflac Inc.	4,168,292	145,682
State Street Corp.	4,497,291	144,633
Public Storage	1,264,005	140,747
Equity Residential	2,645,449	137,219
BB&T Corp.	6,219,486	132,662
BlackRock Inc.	894,918	132,457
Marsh & McLennan Cos. Inc.	4,833,023	128,268
HCP Inc.	3,633,182	127,379
Ventas Inc.	2,569,046	126,911
Franklin Resources Inc.	1,298,789	124,216
Vornado Realty Trust	1,645,628	122,797
Aon Corp.	2,914,855	122,366
Boston Properties Inc.	1,310,808	116,793
Discover Financial Services	4,868,846	111,691
T Rowe Price Group Inc.	2,287,458	109,272
Allstate Corp.	4,609,396	109,197
* Berkshire Hathaway Inc. Class A	1,019	108,829
Charles Schwab Corp.	9,617,050	108,384
Progressive Corp.	5,698,766	101,210
ProLogis Inc.	4,095,473	99,315
Loews Corp.	2,776,343	95,923
AvalonBay Communities Inc.	839,175	95,708
SunTrust Banks Inc.	4,790,140	85,983
American International Group Inc.	3,897,497	85,550
Ameriprise Financial Inc.	2,106,379	82,907
Fifth Third Bancorp	8,206,747	82,888
M&T Bank Corp.	1,120,705	78,337
* IntercontinentalExchange Inc.	655,475	77,516
Northern Trust Corp.	2,149,491	75,189
Weyerhaeuser Co.	4,806,294	74,738
Health Care REIT Inc.	1,583,371	74,102
Host Hotels & Resorts Inc.	6,300,696	68,930
Hartford Financial Services Group Inc.	3,974,318	64,145

Principal Financial Group Inc.	2,796,816	63,404
Invesco Ltd.	4,022,712	62,392
SLM Corp.	4,588,561	57,128
Unum Group	2,707,580	56,751
XL Group plc Class A	2,929,450	55,074
Moody's Corp.	1,795,787	54,682
Kimco Realty Corp.	3,631,341	54,579
NYSE Euronext	2,336,020	54,289
KeyCorp	8,502,000	50,417
Plum Creek Timber Co. Inc.	1,445,432	50,171
Lincoln National Corp.	2,751,092	43,000
Comerica Inc.	1,793,220	41,190
Leucadia National Corp.	1,767,694	40,091
* CB Richard Ellis Group Inc. Class A	2,900,749	39,044
Cincinnati Financial Corp.	1,455,784	38,331
People's United Financial Inc.	3,359,467	38,298
Regions Financial Corp.	11,231,738	37,402
Huntington Bancshares Inc.	7,703,153	36,975
Torchmark Corp.	937,663	32,687
Assurant Inc.	842,817	30,173
Legg Mason Inc.	1,169,575	30,070
Hudson City Bancorp Inc.	4,706,687	26,640
* NASDAQ OMX Group Inc.	1,137,565	26,323
* Genworth Financial Inc. Class A	4,378,459	25,132
Apartment Investment & Management Co.	1,077,869	23,842
Zions Bancorporation	1,644,419	23,137
* E*Trade Financial Corp.	2,264,806	20,632
^ Federated Investors Inc. Class B	829,266	14,537
First Horizon National Corp.	2,352,931	14,023
Janus Capital Group Inc.	1,657,987	9,948
		12,491,717
Health Care (12.1%)
Johnson & Johnson	24,451,073	1,557,778
Pfizer Inc.	69,614,955	1,230,792
Merck & Co. Inc.	27,488,717	899,156
Abbott Laboratories	13,888,755	710,271
Bristol-Myers Squibb Co.	15,218,987	477,572
Amgen Inc.	8,245,192	453,073
UnitedHealth Group Inc.	9,602,047	442,846
Eli Lilly & Co.	9,090,044	336,059
Medtronic Inc.	9,422,046	313,189
Baxter International Inc.	5,070,290	284,646
* Gilead Sciences Inc.	6,883,337	267,073
* Celgene Corp.	4,093,693	253,481
Allergan Inc.	2,743,852	226,039
WellPoint Inc.	3,217,932	210,067
* Biogen Idec Inc.	2,164,216	201,597
Covidien plc	4,402,684	194,158
* Thermo Fisher Scientific Inc.	3,407,582	172,560
* Express Scripts Inc.	4,356,074	161,480
* Medco Health Solutions Inc.	3,439,961	161,300
McKesson Corp.	2,197,668	159,770
Becton Dickinson and Co.	1,940,205	142,256
Stryker Corp.	2,945,109	138,803
Cardinal Health Inc.	3,074,661	128,767
* Intuitive Surgical Inc.	348,726	127,034
Aetna Inc.	3,327,246	120,945

Humana Inc.	1,488,494	108,258
St. Jude Medical Inc.	2,940,112	106,403
CIGNA Corp.	2,410,960	101,116
* Agilent Technologies Inc.	3,098,129	96,817
* Zimmer Holdings Inc.	1,699,496	90,923
AmerisourceBergen Corp. Class A	2,402,403	89,538
* Cerner Corp.	1,297,252	88,888
* Boston Scientific Corp.	13,657,588	80,716
* Watson Pharmaceuticals Inc.	1,122,390	76,603
* Forest Laboratories Inc.	2,449,670	75,425
* Edwards Lifesciences Corp.	1,025,761	73,116
* Laboratory Corp. of America Holdings	903,377	71,412
Quest Diagnostics Inc.	1,412,355	69,714
CR Bard Inc.	773,198	67,686
* Mylan Inc.	3,803,358	64,657
* Life Technologies Corp.	1,610,205	61,880
* Waters Corp.	814,677	61,500
* Cephalon Inc.	695,451	56,123
* Varian Medical Systems Inc.	1,045,633	54,540
* Hospira Inc.	1,470,980	54,426
* DaVita Inc.	833,276	52,221
* CareFusion Corp.	1,995,266	47,787
DENTSPLY International Inc.	1,261,013	38,701
* Coventry Health Care Inc.	1,325,551	38,189
Patterson Cos. Inc.	834,937	23,904
PerkinElmer Inc.	1,009,022	19,383
* Tenet Healthcare Corp.	4,225,258	17,450
		11,158,088
Industrials (10.2%)
General Electric Co.	94,582,281	1,441,434
United Technologies Corp.	8,107,999	570,479
United Parcel Service Inc. Class B	8,751,156	552,635
3M Co.	6,330,980	454,501
Caterpillar Inc.	5,764,667	425,663
Boeing Co.	6,612,461	400,120
Union Pacific Corp.	4,354,938	355,668
Honeywell International Inc.	6,981,178	306,544
Emerson Electric Co.	6,644,641	274,490
Deere & Co.	3,693,228	238,472
Danaher Corp.	5,077,102	212,934
Precision Castparts Corp.	1,285,168	199,792
FedEx Corp.	2,828,744	191,449
Norfolk Southern Corp.	3,103,008	189,346
General Dynamics Corp.	3,227,802	183,630
CSX Corp.	9,772,699	182,456
Illinois Tool Works Inc.	4,384,609	182,400
Lockheed Martin Corp.	2,455,523	178,369
Tyco International Ltd.	4,143,263	168,838
Cummins Inc.	1,737,176	141,858
Waste Management Inc.	4,211,893	137,139
Goodrich Corp.	1,115,378	134,604
Northrop Grumman Corp.	2,481,043	129,411
Raytheon Co.	3,155,065	128,947
PACCAR Inc.	3,261,390	110,300
Eaton Corp.	3,043,568	108,047
CH Robinson Worldwide Inc.	1,471,403	100,747
^ Fastenal Co.	2,633,269	87,635

Parker Hannifin Corp.	1,383,472	87,339
Ingersoll-Rand plc	2,953,252	82,957
WW Grainger Inc.	542,633	81,145
Republic Services Inc. Class A	2,855,700	80,131
Dover Corp.	1,659,878	77,350
Expeditors International of Washington Inc.	1,892,364	76,735
Stanley Black & Decker Inc.	1,502,259	73,761
Rockwell Collins Inc.	1,371,205	72,345
Fluor Corp.	1,550,890	72,194
Rockwell Automation Inc.	1,277,763	71,555
ITT Corp.	1,653,338	69,440
* Stericycle Inc.	768,377	62,023
Roper Industries Inc.	857,290	59,076
Joy Global Inc.	937,736	58,496
L-3 Communications Holdings Inc.	940,250	58,267
Southwest Airlines Co.	7,173,835	57,678
Iron Mountain Inc.	1,812,629	57,315
Pall Corp.	1,037,870	44,006
Textron Inc.	2,474,577	43,652
Flowserve Corp.	497,317	36,801
* Jacobs Engineering Group Inc.	1,138,152	36,751
* Quanta Services Inc.	1,893,574	35,580
^ Pitney Bowes Inc.	1,803,626	33,908
Equifax Inc.	1,092,136	33,572
Cintas Corp.	995,027	28,000
Robert Half International Inc.	1,292,602	27,429
Dun & Bradstreet Corp.	439,532	26,926
Avery Dennison Corp.	945,459	23,712
RR Donnelley & Sons Co.	1,675,703	23,661
Snap-on Inc.	519,279	23,056
Masco Corp.	3,193,476	22,738
Ryder System Inc.	456,205	17,112
		9,442,619
Information Technology (19.4%)
* Apple Inc.	8,272,039	3,153,136
International Business Machines Corp.	10,655,961	1,865,113
Microsoft Corp.	66,532,665	1,655,998
* Google Inc. Class A	2,247,181	1,155,905
Oracle Corp.	35,254,101	1,013,203
Intel Corp.	46,852,398	999,362
Cisco Systems Inc.	49,075,862	760,185
QUALCOMM Inc.	14,987,640	728,849
Hewlett-Packard Co.	18,506,817	415,478
Visa Inc. Class A	4,564,195	391,243
* EMC Corp.	18,424,701	386,735
Accenture plc Class A	5,749,837	302,901
Mastercard Inc. Class A	952,329	302,041
* eBay Inc.	10,234,176	301,806
Texas Instruments Inc.	10,308,379	274,718
Automatic Data Processing Inc.	4,369,124	206,004
* Dell Inc.	13,836,604	195,788
Corning Inc.	14,018,535	173,269
* Cognizant Technology Solutions Corp. Class A	2,709,469	169,884
* Yahoo! Inc.	11,265,680	148,256
Broadcom Corp. Class A	4,296,247	143,022
* Salesforce.com Inc.	1,209,091	138,175
* Intuit Inc.	2,712,472	128,680

	Applied Materials Inc.	11,755,753	121,672
	Motorola Solutions Inc.	2,694,246	112,889
*	NetApp Inc.	3,287,284	111,570
*	Symantec Corp.	6,689,650	109,041
*	Adobe Systems Inc.	4,406,538	106,506
*	Citrix Systems Inc.	1,680,008	91,611
	Altera Corp.	2,890,995	91,153
*	Motorola Mobility Holdings Inc.	2,333,801	88,171
	Xerox Corp.	12,522,628	87,283
*	SanDisk Corp.	2,134,556	86,129
	Western Union Co.	5,600,695	85,635
	Analog Devices Inc.	2,671,816	83,494
*	Juniper Networks Inc.	4,755,615	82,082
*	Teradata Corp.	1,501,671	80,385
	Paychex Inc.	2,875,594	75,829
*	Red Hat Inc.	1,722,246	72,782
*	NVIDIA Corp.	5,386,786	67,335
	CA Inc.	3,377,488	65,557
	Xilinx Inc.	2,365,914	64,921
*	Fiserv Inc.	1,262,979	64,121
	Amphenol Corp. Class A	1,516,040	61,809
*	Electronic Arts Inc.	2,982,771	60,998
*	BMC Software Inc.	1,566,017	60,386
	KLA-Tencor Corp.	1,490,041	57,039
*	Autodesk Inc.	2,041,678	56,718
	Linear Technology Corp.	2,033,613	56,229
	Fidelity National Information Services Inc.	2,211,445	53,782
*	Western Digital Corp.	2,080,704	53,516
^	Microchip Technology Inc.	1,700,616	52,906
*	F5 Networks Inc.	720,209	51,171
*	Micron Technology Inc.	8,958,194	45,149
	VeriSign Inc.	1,484,635	42,475
	Computer Sciences Corp.	1,383,534	37,148
	Harris Corp.	1,072,598	36,651
	FLIR Systems Inc.	1,425,266	35,703
*,^ First Solar Inc.		523,644	33,100
*	Akamai Technologies Inc.	1,645,090	32,704
*	SAIC Inc.	2,464,370	29,104
	Jabil Circuit Inc.	1,625,881	28,924
*	LSI Corp.	5,111,574	26,478
*	Advanced Micro Devices Inc.	5,181,547	26,322
	Molex Inc.	1,216,384	24,778
	Total System Services Inc.	1,461,205	24,738
*	JDS Uniphase Corp.	2,035,032	20,289
*	Lexmark International Inc. Class A	707,234	19,117
*	Teradyne Inc.	1,661,187	18,290
*	Novellus Systems Inc.	621,290	16,936
*	Compuware Corp.	1,944,996	14,899
	Tellabs Inc.	3,255,770	13,967
*	MEMC Electronic Materials Inc.	2,052,215	10,754
*	Monster Worldwide Inc.	1,151,732	8,269
	Molex Inc. Class A	4,051	68
			17,868,334
Materials (3.3%)
	EI du Pont de Nemours & Co.	8,320,419	332,567
	Monsanto Co.	4,771,300	286,469
	Newmont Mining Corp.	4,409,441	277,354

Freeport-McMoRan Copper & Gold Inc.	8,457,569	257,533
Praxair Inc.	2,695,950	252,017
Dow Chemical Co.	10,539,509	236,717
Air Products & Chemicals Inc.	1,901,751	145,237
Mosaic Co.	2,466,690	120,794
Ecolab Inc.	2,069,660	101,186
PPG Industries Inc.	1,405,369	99,303
Alcoa Inc.	9,495,254	90,870
International Paper Co.	3,900,126	90,678
Nucor Corp.	2,824,022	89,352
CF Industries Holdings Inc.	640,248	79,000
Sigma-Aldrich Corp.	1,089,330	67,310
Cliffs Natural Resources Inc.	1,302,936	66,671
Sherwin-Williams Co.	787,129	58,499
Ball Corp.	1,459,228	45,265
FMC Corp.	639,385	44,220
Eastman Chemical Co.	626,348	42,924
International Flavors & Fragrances Inc.	721,659	40,572
Airgas Inc.	607,302	38,758
MeadWestvaco Corp.	1,522,993	37,405
Allegheny Technologies Inc.	948,905	35,100
^ Vulcan Materials Co.	1,152,953	31,775
^ United States Steel Corp.	1,284,773	28,278
Bemis Co. Inc.	922,625	27,042
Sealed Air Corp.	1,429,491	23,872
* Owens-Illinois Inc.	1,465,121	22,153
Titanium Metals Corp.	745,878	11,173
^ AK Steel Holding Corp.	983,953	6,435
		3,086,529
Telecommunication Services (3.3%)
AT&T Inc.	52,875,227	1,508,002
Verizon Communications Inc.	25,256,080	929,424
* American Tower Corp. Class A	3,531,241	189,981
CenturyLink Inc.	5,500,304	182,170
* Sprint Nextel Corp.	26,718,021	81,223
Frontier Communications Corp.	8,879,918	54,256
Windstream Corp.	4,550,209	53,055
* MetroPCS Communications Inc.	2,616,072	22,786
		3,020,897
Utilities (4.0%)
Southern Co.	7,652,566	324,239
Dominion Resources Inc.	5,078,808	257,851
Exelon Corp.	5,912,986	251,952
Duke Energy Corp.	11,883,088	237,543
NextEra Energy Inc.	3,768,436	203,571
FirstEnergy Corp.	3,731,600	167,586
American Electric Power Co. Inc.	4,303,165	163,606
PG&E Corp.	3,589,096	151,855
Public Service Enterprise Group Inc.	4,514,028	150,633
Consolidated Edison Inc.	2,613,250	149,007
PPL Corp.	5,155,108	147,127
Progress Energy Inc.	2,628,692	135,956
Edison International	2,907,139	111,198
Sempra Energy	2,137,458	110,079
Xcel Energy Inc.	4,323,517	106,748
Entergy Corp.	1,577,254	104,556

CenterPoint Energy Inc.	3,799,747	74,551
DTE Energy Co.	1,510,930	74,066
Constellation Energy Group Inc.	1,796,338	68,369
Wisconsin Energy Corp.	2,085,674	65,261
Ameren Corp.	2,156,306	64,193
Oneok Inc.	923,724	61,003
*	AES Corp.	5,864,194	57,235
NiSource Inc.	2,503,860	53,533
Northeast Utilities	1,578,418	53,114
*	NRG Energy Inc.	2,152,683	45,658
CMS Energy Corp.	2,246,504	44,458
Pinnacle West Capital Corp.	973,587	41,806
SCANA Corp.	1,024,591	41,445
Pepco Holdings Inc.	2,020,062	38,220
Integrys Energy Group Inc.	695,296	33,805
TECO Energy Inc.	1,924,889	32,973
Nicor Inc.	405,824	22,324
3,645,521
Total Common Stocks (Cost $74,793,999)	91,930,174
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.144%	263,499,915	263,500

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.045%	12/7/11	7,000	6,998
4	Fannie Mae Discount Notes	0.045%	12/14/11	8,290	8,287
[4,5] Fannie Mae Discount Notes	0.075%	12/21/11	5,000	4,998
[4,5] Fannie Mae Discount Notes	0.080%	12/19/11	1,000	999
[4,5] Federal Home Loan Bank Discount Notes	0.040%	12/9/11	10,000	9,997
31,279
Total Temporary Cash Investments (Cost $294,787)	294,779
Total Investments (100.1%) (Cost $75,088,786)	92,224,953
Other Assets and Liabilities-Net (-0.1%)[3]	(118,685)
Net Assets (100%)	92,106,268

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,049,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $82,937,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $22,992,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

500 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	91,930,174	—	—
Temporary Cash Investments	263,500	31,279	—
Futures Contracts—Assets[1]	1,364	—	—
Futures Contracts—Liabilities[1]	(6,798)	—	—
Total	92,188,240	31,279	—
[1] Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

500 Index Fund

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2011	488	137,372	(3,803)
E-mini S&P 500 Index	December 2011	350	19,705	(530)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $75,088,786,000. Net unrealized appreciation of investment securities for tax purposes was $17,136,167,000, consisting of unrealized gains of $30,753,192,000 on securities that had risen in value since their purchase and $13,617,025,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (15.1%)
* Las Vegas Sands Corp.	2,782,090	106,665
* General Motors Co.	4,158,267	83,914
* Dollar Tree Inc.	845,322	63,492
* BorgWarner Inc.	759,387	45,966
* Liberty Global Inc.	1,292,890	44,747
* Sirius XM Radio Inc.	27,338,868	41,282
* Charter Communications Inc. Class A	784,085	36,727
* DISH Network Corp. Class A	1,359,827	34,077
PetSmart Inc.	781,109	33,314
Tractor Supply Co.	494,699	30,943
Lear Corp.	719,635	30,872
* Fossil Inc.	367,271	29,771
Advance Auto Parts Inc.	510,810	29,678
PVH Corp.	468,015	27,257
* Dollar General Corp.	686,149	25,909
* Deckers Outdoor Corp.	266,823	24,884
* Liberty Global Inc. Class A	686,709	24,845
* Tempur-Pedic International Inc.	464,863	24,456
* LKQ Corp.	1,010,305	24,409
Polaris Industries Inc.	478,934	23,932
Gentex Corp.	991,486	23,845
* TRW Automotive Holdings Corp.	719,984	23,565
* MGM Resorts International	2,471,172	22,957
* NVR Inc.	37,625	22,725
Tupperware Brands Corp.	419,977	22,570
* Dick's Sporting Goods Inc.	667,139	22,322
Williams-Sonoma Inc.	724,133	22,296
* Panera Bread Co. Class A	210,874	21,918
Foot Locker Inc.	1,059,682	21,289
Royal Caribbean Cruises Ltd.	964,016	20,861
* Signet Jewelers Ltd.	601,657	20,336
* Ulta Salon Cosmetics & Fragrance Inc.	326,519	20,319
Jarden Corp.	635,550	17,961
* Mohawk Industries Inc.	397,533	17,058
* Hanesbrands Inc.	680,620	17,022
* Under Armour Inc. Class A	253,632	16,844
American Eagle Outfitters Inc.	1,374,309	16,107
* Penn National Gaming Inc.	464,203	15,453
* Visteon Corp.	353,870	15,216
Service Corp. International	1,641,851	15,039
* Toll Brothers Inc.	1,032,743	14,903
* Crocs Inc.	624,350	14,778
John Wiley & Sons Inc. Class A	329,531	14,638
Weight Watchers International Inc.	242,920	14,150
Aaron's Inc.	544,955	13,760
* Warnaco Group Inc.	297,879	13,729
Chico's FAS Inc.	1,192,942	13,635
Guess? Inc.	462,825	13,186
* Ascena Retail Group Inc.	485,524	13,143

*	AMC Networks Inc. Class A	405,801	12,965
*	Hyatt Hotels Corp. Class A	411,920	12,922
	Sotheby's	468,046	12,904
	Brinker International Inc.	572,819	11,983
	Rent-A-Center Inc.	427,111	11,724
	Wolverine World Wide Inc.	350,115	11,641
*	Domino's Pizza Inc.	421,215	11,478
	Express Inc.	560,548	11,374
*	Sally Beauty Holdings Inc.	683,620	11,348
*	Life Time Fitness Inc.	298,123	10,986
*	Tenneco Inc.	426,381	10,920
	Cinemark Holdings Inc.	577,562	10,904
*	Dana Holding Corp.	1,031,540	10,831
*	Carter's Inc.	349,974	10,688
^	Six Flags Entertainment Corp.	378,262	10,485
	Dillard's Inc. Class A	239,477	10,412
	Wendy's Co.	2,151,176	9,874
*	Madison Square Garden Co. Class A	427,070	9,737
*	Saks Inc.	1,108,493	9,699
*	Cheesecake Factory Inc.	390,317	9,621
	Vail Resorts Inc.	254,087	9,602
	Men's Wearhouse Inc.	363,139	9,471
	Morningstar Inc.	163,105	9,206
*	HSN Inc.	276,600	9,164
*	DreamWorks Animation SKG Inc. Class A	500,593	9,101
*	JOS A Bank Clothiers Inc.	194,896	9,088
	Pool Corp.	340,465	8,913
	Brunswick Corp.	627,967	8,817
*	Genesco Inc.	167,440	8,628
*,^ Coinstar Inc.		212,962	8,518
*	Childrens Place Retail Stores Inc.	182,424	8,488
	DSW Inc. Class A	182,461	8,426
*	ANN Inc.	367,137	8,385
*	Shutterfly Inc.	200,322	8,249
*	Bally Technologies Inc.	304,219	8,208
*	Live Nation Entertainment Inc.	1,022,149	8,187
	RadioShack Corp.	703,677	8,177
	Hillenbrand Inc.	442,192	8,136
*	Iconix Brand Group Inc.	514,489	8,129
*	ITT Educational Services Inc.	139,903	8,056
*	Pier 1 Imports Inc.	800,018	7,824
*	Buffalo Wild Wings Inc.	129,268	7,730
*	Steven Madden Ltd.	254,498	7,660
	Finish Line Inc. Class A	381,098	7,618
*	Vitamin Shoppe Inc.	199,194	7,458
*	BJ's Restaurants Inc.	166,998	7,366
*,^ Tesla Motors Inc.		301,536	7,354
	Buckle Inc.	187,368	7,206
*	WMS Industries Inc.	403,775	7,102
	Monro Muffler Brake Inc.	215,250	7,097
*	Lamar Advertising Co. Class A	406,050	6,915
	Thor Industries Inc.	306,557	6,790
^	Regal Entertainment Group Class A	571,980	6,715
	Strayer Education Inc.	86,522	6,634
*	Gaylord Entertainment Co.	341,088	6,597
*	Hibbett Sports Inc.	192,850	6,536
*	Jack in the Box Inc.	327,190	6,518

	Cracker Barrel Old Country Store Inc.	162,238	6,503
	Matthews International Corp. Class A	208,648	6,418
*	K12 Inc.	251,981	6,415
	Arbitron Inc.	191,518	6,335
*	Aeropostale Inc.	571,251	6,175
*	99 Cents Only Stores	333,826	6,149
	Bob Evans Farms Inc.	214,070	6,105
	Group 1 Automotive Inc.	169,988	6,043
*	Valassis Communications Inc.	322,132	6,037
	Choice Hotels International Inc.	202,474	6,018
*	Cabela's Inc.	292,103	5,985
	Meredith Corp.	257,033	5,819
	Regis Corp.	408,841	5,761
	Jones Group Inc.	618,366	5,695
*	Collective Brands Inc.	435,343	5,642
	National CineMedia Inc.	388,664	5,640
	Texas Roadhouse Inc. Class A	425,625	5,627
*	Select Comfort Corp.	392,164	5,479
*	Helen of Troy Ltd.	217,672	5,468
*	Career Education Corp.	412,018	5,377
	American Greetings Corp. Class A	285,808	5,287
	Penske Automotive Group Inc.	320,290	5,125
*	Peet's Coffee & Tea Inc.	90,558	5,039
*	True Religion Apparel Inc.	182,224	4,913
*	New York Times Co. Class A	843,548	4,901
*,^ Vera Bradley Inc.		135,712	4,892
	Scholastic Corp.	171,473	4,806
	Cooper Tire & Rubber Co.	438,759	4,778
	International Speedway Corp. Class A	206,143	4,708
	Cato Corp. Class A	208,389	4,701
*	iRobot Corp.	183,645	4,621
	MDC Holdings Inc.	267,346	4,529
*	Orient-Express Hotels Ltd. Class A	638,551	4,412
	PF Chang's China Bistro Inc.	161,138	4,389
*	DineEquity Inc.	112,888	4,345
*	Papa John's International Inc.	142,253	4,325
*	American Public Education Inc.	126,425	4,298
*	Office Depot Inc.	2,000,718	4,121
*,^ Dunkin' Brands Group Inc.		148,210	4,105
	CEC Entertainment Inc.	140,527	4,001
*	Pinnacle Entertainment Inc.	437,989	3,977
*	Grand Canyon Education Inc.	243,211	3,928
*	Maidenform Brands Inc.	165,823	3,882
	Columbia Sportswear Co.	82,805	3,842
*	Interval Leisure Group Inc.	288,411	3,842
*	Asbury Automotive Group Inc.	232,870	3,840
*	Steiner Leisure Ltd.	92,496	3,771
	PEP Boys-Manny Moe & Jack	373,139	3,683
	Ameristar Casinos Inc.	227,799	3,656
*,^ Blue Nile Inc.		103,156	3,639
	Jakks Pacific Inc.	189,404	3,589
	Stage Stores Inc.	255,033	3,537
*	Skechers U.S.A. Inc. Class A	250,477	3,514
	Sturm Ruger & Co. Inc.	133,701	3,474
*	American Axle & Manufacturing Holdings Inc.	442,758	3,378
	Oxford Industries Inc.	98,447	3,377
	Stewart Enterprises Inc. Class A	567,242	3,375

*	Ascent Capital Group Inc. Class A	85,806	3,374
	Ryland Group Inc.	314,665	3,351
*	Liz Claiborne Inc.	667,975	3,340
*,^ Education Management Corp.		225,026	3,339
	Churchill Downs Inc.	84,812	3,310
*	Ruby Tuesday Inc.	461,008	3,301
	Barnes & Noble Inc.	277,340	3,281
*	Krispy Kreme Doughnuts Inc.	476,528	3,250
*	GNC Holdings Inc.	161,381	3,247
*	Shuffle Master Inc.	385,122	3,239
*	Dorman Products Inc.	97,735	3,233
*	Scientific Games Corp. Class A	450,257	3,206
	Belo Corp. Class A	655,280	3,204
*	Capella Education Co.	110,967	3,149
*	Sonic Corp.	435,942	3,082
*	Wet Seal Inc. Class A	687,114	3,078
*	Biglari Holdings Inc.	10,134	3,004
^	KB Home	508,015	2,977
*	Modine Manufacturing Co.	328,221	2,974
	Fred's Inc. Class A	278,515	2,969
*	OfficeMax Inc.	611,467	2,966
*	Meritage Homes Corp.	194,273	2,941
*	Denny's Corp.	855,425	2,849
*	Quiksilver Inc.	922,582	2,814
	Harte-Hanks Inc.	326,041	2,765
	Ethan Allen Interiors Inc.	202,590	2,757
	Drew Industries Inc.	135,716	2,712
	Sonic Automotive Inc. Class A	250,830	2,706
*,^ Bridgepoint Education Inc.		154,832	2,700
*	La-Z-Boy Inc.	362,856	2,689
	Superior Industries International Inc.	170,793	2,639
*	Zumiez Inc.	150,021	2,627
*	Knology Inc.	202,208	2,625
*	Lumber Liquidators Holdings Inc.	169,033	2,552
*	G-III Apparel Group Ltd.	111,629	2,552
*	Federal-Mogul Corp.	172,762	2,548
	Sinclair Broadcast Group Inc. Class A	355,253	2,547
*	Clear Channel Outdoor Holdings Inc. Class A	271,462	2,541
	Blyth Inc.	45,757	2,537
	HOT Topic Inc.	325,303	2,482
*	Red Robin Gourmet Burgers Inc.	102,857	2,478
*	Amerigon Inc.	188,008	2,393
*	Charming Shoppes Inc.	885,089	2,301
	Callaway Golf Co.	438,686	2,268
	Brown Shoe Co. Inc.	314,507	2,239
	Nutrisystem Inc.	184,368	2,233
*	Exide Technologies	555,800	2,223
*	Core-Mark Holding Co. Inc.	71,199	2,181
*	Fuel Systems Solutions Inc.	108,325	2,081
	Lithia Motors Inc. Class A	141,171	2,030
*	Universal Technical Institute Inc.	144,637	1,966
*	AFC Enterprises Inc.	165,690	1,960
*,^ Boyd Gaming Corp.		394,966	1,935
*,^ Rue21 Inc.		84,497	1,917
*	Standard Pacific Corp.	754,118	1,863
^	World Wrestling Entertainment Inc. Class A	206,428	1,839
*	America's Car-Mart Inc.	61,233	1,777

*	Universal Electronics Inc.	107,343	1,759
*	EW Scripps Co. Class A	236,756	1,657
	Movado Group Inc.	135,818	1,654
	Standard Motor Products Inc.	126,995	1,647
*,^ Zagg Inc.		163,917	1,626
*	Steinway Musical Instruments Inc.	72,810	1,570
*	Cavco Industries Inc.	44,770	1,542
	Bebe Stores Inc.	228,325	1,534
*	Shoe Carnival Inc.	64,983	1,534
*,^ hhgregg Inc.		156,585	1,527
	Speedway Motorsports Inc.	125,456	1,516
	PetMed Express Inc.	166,749	1,501
	Destination Maternity Corp.	115,762	1,490
*,^ Eastman Kodak Co.		1,908,922	1,489
	Haverty Furniture Cos. Inc.	145,594	1,455
	Marcus Corp.	145,821	1,451
*	Winnebago Industries Inc.	202,088	1,398
*	Talbots Inc.	510,352	1,378
*	Citi Trends Inc.	112,531	1,325
	Stein Mart Inc.	208,335	1,302
*	Kirkland's Inc.	140,894	1,292
*	HomeAway Inc.	38,231	1,285
*	Perry Ellis International Inc.	66,910	1,258
*	Saga Communications Inc. Class A	41,857	1,235
*	Caribou Coffee Co. Inc.	102,885	1,216
*	Morgans Hotel Group Co.	201,593	1,208
*	Rentrak Corp.	93,173	1,173
	Lincoln Educational Services Corp.	141,048	1,141
*	Overstock.com Inc.	119,679	1,109
*	MarineMax Inc.	170,660	1,104
*	Midas Inc.	133,660	1,096
	Ambassadors Group Inc.	191,036	1,095
*	Libbey Inc.	101,946	1,075
	Weyco Group Inc.	47,668	1,063
	Cherokee Inc.	80,296	1,032
	Christopher & Banks Corp.	290,666	1,026
*	Smith & Wesson Holding Corp.	405,281	1,021
	Spartan Motors Inc.	246,478	1,018
*	Audiovox Corp. Class A	184,489	1,013
*	Unifi Inc.	123,608	1,010
	Big 5 Sporting Goods Corp.	161,036	979
*	Arctic Cat Inc.	67,197	974
*	Bravo Brio Restaurant Group Inc.	58,341	971
*	Systemax Inc.	75,803	964
*	Kenneth Cole Productions Inc. Class A	89,530	961
*	Nexstar Broadcasting Group Inc. Class A	140,999	932
*	Carrols Restaurant Group Inc.	104,170	927
*,^ Corinthian Colleges Inc.		593,282	926
	CSS Industries Inc.	53,595	894
*	Rocky Brands Inc.	89,284	887
*	Ruth's Hospitality Group Inc.	203,611	874
*	Fisher Communications Inc.	37,654	841
*	Tuesday Morning Corp.	235,648	829
*	Journal Communications Inc. Class A	276,954	823
*	Red Lion Hotels Corp.	120,508	809
*	Casual Male Retail Group Inc.	214,703	807
*	K-Swiss Inc. Class A	189,888	807

*	Famous Dave's Of America Inc.	93,260	803
*	Tandy Leather Factory Inc.	166,905	768
*	Geeknet Inc.	37,871	766
*	Leapfrog Enterprises Inc.	218,595	737
*	Furniture Brands International Inc.	356,226	734
*,^ Francesca's Holdings Corp.		34,200	725
*	M/I Homes Inc.	120,622	725
*	Martha Stewart Living Omnimedia Class A	231,754	723
*	Isle of Capri Casinos Inc.	148,818	720
	Bassett Furniture Industries Inc.	102,110	720
*,^ Beazer Homes USA Inc.		476,159	719
*	Entercom Communications Corp. Class A	136,089	714
*	Learning Tree International Inc.	96,357	705
	Flexsteel Industries	46,811	701
*	West Marine Inc.	89,295	688
*	Delta Apparel Inc.	43,631	687
*	Culp Inc.	81,245	687
*,^ Cumulus Media Inc. Class A		238,973	679
*	Town Sports International Holdings Inc.	91,292	663
*	O'Charleys Inc.	111,010	659
	Lifetime Brands Inc.	68,168	657
	Mac-Gray Corp.	50,869	657
*	Luby's Inc.	160,082	656
	Gaiam Inc. Class A	191,214	648
	AH Belo Corp. Class A	153,227	644
*,^ Skullcandy Inc.		45,500	643
*	Coldwater Creek Inc.	514,212	643
	RG Barry Corp.	60,620	643
*	Stoneridge Inc.	118,694	620
	Collectors Universe	41,751	616
	Frisch's Restaurants Inc.	31,659	614
*	New York & Co. Inc.	189,432	604
*	Monarch Casino & Resort Inc.	60,730	594
*	Marine Products Corp.	166,775	570
*	LIN TV Corp. Class A	260,096	567
*	Cache Inc.	112,504	561
*	Pacific Sunwear of California Inc.	464,513	557
	Ark Restaurants Corp.	40,973	552
*	Zale Corp.	191,550	546
	Skyline Corp.	56,925	544
	Hooker Furniture Corp.	59,697	540
*	Multimedia Games Holding Co. Inc.	133,173	538
	Shiloh Industries Inc.	59,757	536
*	Benihana Inc. Class A	61,047	526
*	Perfumania Holdings Inc.	39,291	521
*	Entravision Communications Corp. Class A	506,217	516
*	Summer Infant Inc.	78,161	516
*	Build-A-Bear Workshop Inc.	98,599	503
	CPI Corp.	80,555	499
	Escalade Inc.	99,310	499
*	Valuevision Media Inc. Class A	211,055	498
	Insignia Systems Inc.	211,012	498
*	Body Central Corp.	27,160	493
*	1-800-Flowers.com Inc. Class A	212,399	493
*	Beasley Broadcasting Group Inc. Class A	128,060	489
*,^ Conn's Inc.		67,803	487
*	Hollywood Media Corp.	319,378	468

*	Nathan's Famous Inc.	24,491	465
	Outdoor Channel Holdings Inc.	81,230	465
*	Motorcar Parts of America Inc.	54,410	448
*	Carmike Cinemas Inc.	66,315	438
*	Forward Industries Inc.	190,865	429
*,^ Hovnanian Enterprises Inc. Class A		350,203	427
*	Rick's Cabaret International Inc.	63,311	425
*,^ LodgeNet Interactive Corp.		249,263	421
*	Orbitz Worldwide Inc.	193,909	421
*	Dixie Group Inc.	131,974	420
*,^ McClatchy Co. Class A		311,029	417
*	Cost Plus Inc.	65,757	414
*,^ Crown Media Holdings Inc. Class A		287,124	411
^	Bon-Ton Stores Inc.	82,607	411
*	Jamba Inc.	314,059	405
*	Charles & Colvard Ltd.	179,486	404
*	McCormick & Schmick's Seafood Restaurants Inc.	58,135	402
	Strattec Security Corp.	16,776	402
*	Sealy Corp.	268,101	397
*	J Alexander's Corp.	61,783	384
*	Kid Brands Inc.	145,135	383
*	Navarre Corp.	223,103	379
	Gaming Partners International Corp.	57,066	377
*	Trans World Entertainment Corp.	194,782	370
*,^ Teavana Holdings Inc.		18,025	367
*	MTR Gaming Group Inc.	186,449	365
*	Nautilus Inc.	240,223	360
*	Cambium Learning Group Inc.	117,787	352
*	Emerson Radio Corp.	227,235	343
	Carriage Services Inc. Class A	57,955	342
	Winmark Corp.	7,112	329
*	Tower International Inc.	28,430	293
*	Vitacost.com Inc.	60,614	289
*	Great Wolf Resorts Inc.	110,957	284
*	Stanley Furniture Co. Inc.	94,854	280
*	Bluegreen Corp.	133,007	279
*	Premier Exhibitions Inc.	149,316	279
*	Dover Motorsports Inc.	228,323	279
	Dover Downs Gaming & Entertainment Inc.	119,993	270
*	Nobility Homes Inc.	40,811	269
*	Joe's Jeans Inc.	408,251	257
*	Heelys Inc.	126,864	256
*	Century Casinos Inc.	96,100	252
*	Ballantyne Strong Inc.	79,466	245
*,^ Westwood One Inc.		66,392	241
	Williams Controls Inc.	21,498	236
^	Books-A-Million Inc.	101,558	236
*	Benihana Inc. Class A	27,540	235
*	Morton's Restaurant Group Inc.	48,475	232
*	Archipelago Learning Inc.	27,577	232
*	Kona Grill Inc.	41,737	232
*	Empire Resorts Inc.	286,570	226
*	Lakes Entertainment Inc.	92,413	226
*	ReachLocal Inc.	19,650	214
*	Duckwall-ALCO Stores Inc.	21,732	203
*	Dex One Corp.	358,864	201
*	AC Moore Arts & Crafts Inc.	185,871	197

*	Media General Inc. Class A	100,834	193
*,^ Full House Resorts Inc.		64,720	177
*,^ Lee Enterprises Inc.		210,151	164
*,^ SuperMedia Inc.		101,636	158
*	interCLICK Inc.	28,220	157
*	Golfsmith International Holdings Inc.	44,379	149
*	Emmis Communications Corp. Class A	220,098	147
*,^ American Apparel Inc.		178,214	141
*	Gray Television Inc.	89,453	140
*	US Auto Parts Network Inc.	27,139	138
*	Johnson Outdoors Inc. Class A	8,413	129
*	Radio One Inc. Class A	93,623	114
*	Bluefly Inc.	46,169	109
*	NTN Buzztime Inc.	287,989	107
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		41,851	105
*	Bidz.com Inc.	208,755	104
*	Harris Interactive Inc.	202,070	99
*	Adams Golf Inc.	17,592	95
*	Princeton Review Inc.	689,156	92
*	Dreams Inc.	44,337	89
*	Syms Corp.	9,144	80
*	Cosi Inc.	88,208	64
	Lacrosse Footwear Inc.	4,433	58
	Einstein Noah Restaurant Group Inc.	4,400	56
*,^ Atrinsic Inc.		23,759	53
*	Black Diamond Inc.	6,080	40
*,^ Pandora Media Inc.		2,500	37
*	Radio One Inc.	25,533	31
*	SPAR Group Inc.	13,306	16
*	Nevada Gold & Casinos Inc.	9,000	16
*	Meade Instruments Corp.	4,548	15
*	Hallwood Group Inc.	1,737	15
*	Entertainment Gaming Asia Inc.	35,584	9
*	Sport Chalet Inc. Class A	4,985	9
*	Spanish Broadcasting System Inc.	4,650	8
*	Enova Systems Inc.	13,800	6
*	Comstock Homebuilding Cos. Inc. Class A	5,000	5
*	Ediets.Com Inc.	1,876	2
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	1
*	dELiA*s Inc.	500	1
*	Here Media Inc.	12,670	—
			2,376,816
Consumer Staples (4.4%)
*	Green Mountain Coffee Roasters Inc.	890,918	82,802
	Bunge Ltd.	1,020,042	59,458
*	Hansen Natural Corp.	533,997	46,613
	Herbalife Ltd.	826,080	44,278
	Church & Dwight Co. Inc.	994,610	43,962
*	Energizer Holdings Inc.	476,407	31,652
*	Ralcorp Holdings Inc.	382,007	29,304
*	Smithfield Foods Inc.	1,143,184	22,292
	Corn Products International Inc.	531,608	20,860
*	BJ's Wholesale Club Inc.	378,806	19,410
*	TreeHouse Foods Inc.	250,474	15,489
	Flowers Foods Inc.	792,483	15,422
	Nu Skin Enterprises Inc. Class A	376,161	15,242
	Ruddick Corp.	340,489	13,276

*	United Natural Foods Inc.	341,170	12,637
^	Diamond Foods Inc.	155,371	12,397
	Casey's General Stores Inc.	267,694	11,685
*	Darling International Inc.	825,159	10,389
*	Hain Celestial Group Inc.	305,359	9,329
	Lancaster Colony Corp.	135,781	8,284
	Pricesmart Inc.	126,387	7,876
*	Fresh Market Inc.	190,344	7,264
	Snyders-Lance Inc.	336,943	7,025
^	Vector Group Ltd.	405,534	6,967
	Fresh Del Monte Produce Inc.	298,598	6,927
	Sanderson Farms Inc.	133,237	6,329
	Universal Corp.	163,586	5,866
	B&G Foods Inc. Class A	338,968	5,654
*	Elizabeth Arden Inc.	172,425	4,904
	J&J Snack Foods Corp.	101,257	4,865
	WD-40 Co.	119,143	4,747
*	Boston Beer Co. Inc. Class A	64,342	4,678
	Andersons Inc.	134,379	4,523
*	Rite Aid Corp.	4,460,185	4,371
	Tootsie Roll Industries Inc.	176,684	4,262
*	Spectrum Brands Holdings Inc.	164,579	3,887
*	Heckmann Corp.	686,400	3,631
*,^ Central European Distribution Corp.		503,824	3,532
	Weis Markets Inc.	88,676	3,286
*	Prestige Brands Holdings Inc.	356,276	3,224
^	Cal-Maine Foods Inc.	96,930	3,047
*	Central Garden and Pet Co. Class A	387,963	2,747
*	Smart Balance Inc.	460,037	2,714
*	Chiquita Brands International Inc.	324,590	2,707
	Spartan Stores Inc.	169,967	2,631
*,^ Dole Food Co. Inc.		260,760	2,608
*,^ Pilgrim's Pride Corp.		543,113	2,319
	Nash Finch Co.	85,512	2,303
*	Winn-Dixie Stores Inc.	372,493	2,205
*	Smart Balance Inc.	144,742	2,136
*	Pantry Inc.	170,959	2,074
*,^ Star Scientific Inc.		820,789	1,896
	National Beverage Corp.	118,174	1,792
*	Susser Holdings Corp.	85,596	1,706
	Calavo Growers Inc.	73,773	1,514
*	Alliance One International Inc.	618,919	1,510
*	Medifast Inc.	92,910	1,501
	Inter Parfums Inc.	94,534	1,461
*	Revlon Inc. Class A	118,215	1,456
	Coca-Cola Bottling Co. Consolidated	25,593	1,419
	Ingles Markets Inc. Class A	96,710	1,377
*,^ USANA Health Sciences Inc.		45,607	1,254
*	Omega Protein Corp.	127,424	1,157
	Village Super Market Inc. Class A	46,463	1,112
*	Seneca Foods Corp. Class A	50,937	1,009
*	Nutraceutical International Corp.	76,449	977
	Oil-Dri Corp. of America	52,194	970
*,^ Lifeway Foods Inc.		81,428	869
	United-Guardian Inc.	55,616	830
	Rocky Mountain Chocolate Factory Inc.	92,684	792
	Schiff Nutrition International Inc.	66,150	733

	Alico Inc.	35,028	688
	Limoneira Co.	44,990	642
	Arden Group Inc.	8,034	639
	Imperial Sugar Co.	96,756	623
*	John B Sanfilippo & Son Inc.	69,944	558
*	Nature's Sunshine Products Inc.	37,724	531
^	MGP Ingredients Inc.	99,398	504
*,^ Synutra International Inc.		90,788	483
*	Natural Alternatives International Inc.	100,999	405
	Farmer Bros Co.	73,219	403
*	Reddy Ice Holdings Inc.	297,619	372
	Female Health Co.	87,287	356
*	Overhill Farms Inc.	85,775	317
	Orchids Paper Products Co.	23,573	294
*	Parlux Fragrances Inc.	89,346	287
*	Physicians Formula Holdings Inc.	76,739	211
*	Craft Brewers Alliance Inc.	36,791	206
*	Primo Water Corp.	29,226	165
*,^ Chefs' Warehouse Holdings LLC		14,000	165
*	IGI Laboratories Inc.	77,819	82
	Reliv International Inc.	44,259	70
*	Mannatech Inc.	74,328	40
*	Crystal Rock Holdings Inc.	600	—
			689,466
Energy (6.5%)
*	Concho Resources Inc.	716,187	50,950
	HollyFrontier Corp.	1,455,276	38,157
	Southern Union Co.	864,199	35,061
	Cimarex Energy Co.	592,798	33,019
*	Ultra Petroleum Corp.	1,059,521	29,370
	Core Laboratories NV	322,731	28,991
*	Whiting Petroleum Corp.	813,233	28,528
	SM Energy Co.	441,562	26,781
	Oceaneering International Inc.	751,944	26,574
*	Dresser-Rand Group Inc.	552,844	22,407
*	Plains Exploration & Production Co.	976,796	22,183
	Arch Coal Inc.	1,476,194	21,523
*	Brigham Exploration Co.	811,040	20,487
	Energen Corp.	499,361	20,419
*	Continental Resources Inc.	387,787	18,757
	Patterson-UTI Energy Inc.	1,078,347	18,699
*	Oil States International Inc.	355,634	18,109
	Kinder Morgan Inc.	685,762	17,754
*	McDermott International Inc.	1,624,917	17,484
	World Fuel Services Corp.	499,387	16,305
*	SandRidge Energy Inc.	2,857,133	15,886
	Tidewater Inc.	359,505	15,117
*	Superior Energy Services Inc.	552,986	14,510
	CARBO Ceramics Inc.	138,004	14,150
*	Atwood Oceanics Inc.	397,557	13,660
*	Dril-Quip Inc.	242,991	13,100
*	CVR Energy Inc.	599,800	12,680
*	Rosetta Resources Inc.	367,131	12,563
	SEACOR Holdings Inc.	152,197	12,208
*	Bill Barrett Corp.	332,866	12,063
*	Forest Oil Corp.	801,323	11,539
	Lufkin Industries Inc.	214,896	11,435

*	Energy XXI Bermuda Ltd.	530,646	11,382
	Berry Petroleum Co. Class A	319,838	11,316
	EXCO Resources Inc.	1,036,942	11,116
	Bristow Group Inc.	256,196	10,870
*	Unit Corp.	286,962	10,595
*	Complete Production Services Inc.	546,831	10,308
*	Key Energy Services Inc.	1,062,409	10,082
*	Helix Energy Solutions Group Inc.	747,672	9,794
*	Oasis Petroleum Inc.	409,885	9,153
*,^ Northern Oil and Gas Inc.		437,486	8,483
*,^ McMoRan Exploration Co.		759,829	7,545
*	Cloud Peak Energy Inc.	429,925	7,287
*	Swift Energy Co.	299,228	7,283
*	Cobalt International Energy Inc.	925,566	7,136
*	Gulfport Energy Corp.	285,861	6,912
*	Quicksilver Resources Inc.	832,728	6,312
*	Gulfmark Offshore Inc.	164,712	5,986
*	Carrizo Oil & Gas Inc.	275,187	5,930
*	SemGroup Corp. Class A	293,408	5,856
*	Global Industries Ltd.	723,595	5,731
	Targa Resources Corp.	191,138	5,686
*	Stone Energy Corp.	345,661	5,603
*	Patriot Coal Corp.	643,836	5,447
*	Comstock Resources Inc.	336,293	5,199
	Contango Oil & Gas Co.	90,645	4,959
	RPC Inc.	293,712	4,793
*	Western Refining Inc.	365,795	4,558
*	Exterran Holdings Inc.	452,136	4,395
*	Tetra Technologies Inc.	543,047	4,192
*	ION Geophysical Corp.	869,816	4,114
*,^ Hyperdynamics Corp.		1,098,010	4,063
*	Hornbeck Offshore Services Inc.	161,167	4,015
	Crosstex Energy Inc.	290,486	3,916
*	Newpark Resources Inc.	637,725	3,884
*,^ Clean Energy Fuels Corp.		337,887	3,757
*	Parker Drilling Co.	826,650	3,629
	W&T Offshore Inc.	247,574	3,407
*	Petroleum Development Corp.	165,854	3,216
*	Resolute Energy Corp.	271,000	3,079
*	Rex Energy Corp.	243,256	3,077
*	Pioneer Drilling Co.	425,861	3,058
*	Cheniere Energy Inc.	573,094	2,951
*	Basic Energy Services Inc.	206,265	2,921
*	Hercules Offshore Inc.	973,369	2,842
*	Energy Partners Ltd.	255,286	2,826
*	Approach Resources Inc.	163,153	2,772
*	Magnum Hunter Resources Corp.	834,637	2,763
^	Overseas Shipholding Group Inc.	190,175	2,613
	Gulf Island Fabrication Inc.	123,984	2,564
*,^ Harvest Natural Resources Inc.		274,972	2,356
*	Amyris Inc.	112,809	2,283
*,^ BPZ Resources Inc.		809,712	2,243
*,^ ATP Oil & Gas Corp.		287,255	2,215
*,^ Goodrich Petroleum Corp.		177,497	2,098
*	Vaalco Energy Inc.	420,660	2,044
*	Petroquest Energy Inc.	357,442	1,966
*	Georesources Inc.	104,618	1,861

*	Endeavour International Corp.	232,398	1,855
*	Matrix Service Co.	214,718	1,827
	Penn Virginia Corp.	327,954	1,827
*	Clayton Williams Energy Inc.	42,040	1,800
*	OYO Geospace Corp.	31,281	1,761
*,^ Abraxas Petroleum Corp.		660,071	1,743
*	Rentech Inc.	2,165,866	1,690
*	James River Coal Co.	248,338	1,582
*	Vantage Drilling Co.	1,256,839	1,571
*	FX Energy Inc.	354,973	1,466
*	PHI Inc.	78,066	1,456
*	Venoco Inc.	162,016	1,427
*	Willbros Group Inc.	341,398	1,424
*	USEC Inc.	828,961	1,335
^	Houston American Energy Corp.	96,259	1,324
*	Cal Dive International Inc.	678,700	1,296
*	Dawson Geophysical Co.	54,675	1,289
*	Mitcham Industries Inc.	113,443	1,271
*,^ Uranium Energy Corp.		462,052	1,266
*	Warren Resources Inc.	493,970	1,185
	Panhandle Oil and Gas Inc. Class A	40,303	1,143
*	Callon Petroleum Co.	269,231	1,042
	Delek US Holdings Inc.	91,770	1,034
*	Natural Gas Services Group Inc.	73,690	945
*	Triangle Petroleum Corp.	247,100	887
*	Bolt Technology Corp.	83,555	839
*,^ C&J Energy Services Inc.		48,176	792
*,^ GMX Resources Inc.		346,242	786
*	Verenium Corp.	312,220	746
*	Westmoreland Coal Co.	90,453	702
*	Evolution Petroleum Corp.	99,025	699
*	Green Plains Renewable Energy Inc.	73,423	685
*,^ Uranium Resources Inc.		972,168	662
*	Syntroleum Corp.	725,359	624
*	Double Eagle Petroleum Co.	93,748	597
	Alon USA Energy Inc.	94,506	579
*	Union Drilling Inc.	122,791	577
*	CREDO Petroleum Corp.	69,275	577
*	Delta Petroleum Corp.	266,980	569
*	Toreador Resources Corp.	178,748	549
*,^ KiOR Inc.		24,800	514
*	RAM Energy Resources Inc.	617,094	487
*	REX American Resources Corp.	28,506	481
*	Global Geophysical Services Inc.	57,525	458
*,^ Miller Energy Resources Inc.		165,660	437
*,^ Royale Energy Inc.		188,357	396
*	Tengasco Inc.	525,387	386
*	ENGlobal Corp.	128,031	347
*,^ CAMAC Energy Inc.		554,532	333
*	Isramco Inc.	5,453	315
*	Crimson Exploration Inc.	122,188	263
*	PHI Inc.	13,505	258
*	HKN Inc.	107,664	242
*,^ Gevo Inc.		40,898	228
*	TGC Industries Inc.	49,471	218
*	Solazyme Inc.	20,400	196
*	Gasco Energy Inc.	946,291	180

*	Magellan Petroleum Corp.	145,932	175
*,^ Zion Oil & Gas Inc.		83,089	163
*	Barnwell Industries Inc.	44,309	156
	General Maritime Corp.	587,794	153
	Hallador Energy Co.	16,300	139
*	Pyramid Oil Co.	37,508	138
*	Evergreen Energy Inc.	149,125	133
*	PostRock Energy Corp.	37,223	117
*	Geokinetics Inc.	45,035	109
*	GeoMet Inc.	138,562	107
*,^ Tri-Valley Corp.		528,850	95
*,^ Cubic Energy Inc.		110,115	72
*	FieldPoint Petroleum Corp.	29,713	64
*	RigNet Inc.	3,800	61
*,^ Lucas Energy Inc.		46,700	61
*	Voyager Oil & Gas Inc.	24,153	51
*	GreenHunter Energy Inc.	45,975	33
*,^ Pacific Ethanol Inc.		99,047	29
*	BioFuel Energy Corp.	145,034	27
*	GeoPetro Resources Co.	31,100	10
*,^ Zion Oil & Gas Inc. Warrants		12,066	7
			1,019,979
Financials (19.6%)
	General Growth Properties Inc.	4,219,546	51,057
*	CIT Group Inc.	1,389,805	42,208
	Macerich Co.	913,870	38,958
	Digital Realty Trust Inc.	688,439	37,974
	New York Community Bancorp Inc.	3,030,375	36,061
	Federal Realty Investment Trust	435,111	35,857
	SL Green Realty Corp.	592,073	34,429
	UDR Inc.	1,517,725	33,602
	Rayonier Inc.	843,951	31,049
	Everest Re Group Ltd.	376,534	29,889
	Realty Income Corp.	878,941	28,337
*	Affiliated Managers Group Inc.	360,667	28,150
	Camden Property Trust	493,145	27,251
	Essex Property Trust Inc.	226,778	27,222
	Alexandria Real Estate Equities Inc.	429,123	26,344
	TD Ameritrade Holding Corp.	1,781,171	26,192
*	MSCI Inc. Class A	834,532	25,311
*	Markel Corp.	66,652	23,803
	Reinsurance Group of America Inc. Class A	513,375	23,590
	Fidelity National Financial Inc. Class A	1,548,355	23,504
	WR Berkley Corp.	786,387	23,348
	Liberty Property Trust	801,296	23,326
	Senior Housing Properties Trust	1,062,581	22,888
	RenaissanceRe Holdings Ltd.	358,475	22,871
	Regency Centers Corp.	622,871	22,006
	BRE Properties Inc.	517,892	21,928
	Transatlantic Holdings Inc.	432,888	21,004
	HCC Insurance Holdings Inc.	762,076	20,614
	Arthur J Gallagher & Co.	779,132	20,491
	Taubman Centers Inc.	401,127	20,181
	Ares Capital Corp.	1,421,112	19,569
	White Mountains Insurance Group Ltd.	48,098	19,516
	Cullen/Frost Bankers Inc.	424,299	19,458
	Piedmont Office Realty Trust Inc. Class A	1,197,274	19,360

First Niagara Financial Group Inc.	2,042,846	18,692
Commerce Bancshares Inc.	535,516	18,609
Raymond James Financial Inc.	713,719	18,528
Home Properties Inc.	325,523	18,477
Duke Realty Corp.	1,751,222	18,388
Hospitality Properties Trust	855,295	18,158
Eaton Vance Corp.	812,852	18,102
American Campus Communities Inc.	480,655	17,885
Weingarten Realty Investors	837,115	17,722
National Retail Properties Inc.	656,009	17,627
Validus Holdings Ltd.	693,178	17,274
Lazard Ltd. Class A	804,271	16,970
American Financial Group Inc.	537,060	16,686
DDR Corp.	1,513,937	16,502
* American Capital Ltd.	2,390,760	16,305
Equity Lifestyle Properties Inc.	258,178	16,188
Mack-Cali Realty Corp.	603,125	16,134
SEI Investments Co.	1,037,247	15,953
Old Republic International Corp.	1,769,187	15,781
Hancock Holding Co.	589,020	15,774
Jones Lang LaSalle Inc.	302,784	15,687
Mid-America Apartment Communities Inc.	258,822	15,586
ProAssurance Corp.	215,703	15,535
Tanger Factory Outlet Centers	595,263	15,483
East West Bancorp Inc.	1,031,715	15,383
CBOE Holdings Inc.	625,420	15,304
* Signature Bank	320,585	15,302
Douglas Emmett Inc.	884,147	15,119
BioMed Realty Trust Inc.	909,360	15,068
Waddell & Reed Financial Inc. Class A	596,289	14,913
Highwoods Properties Inc.	508,679	14,375
Allied World Assurance Co. Holdings AG	267,499	14,367
Brown & Brown Inc.	802,049	14,276
Assured Guaranty Ltd.	1,276,063	14,024
CapitalSource Inc.	2,279,377	13,995
Washington REIT	465,145	13,108
Alleghany Corp.	44,797	12,924
Kilroy Realty Corp.	412,260	12,904
Entertainment Properties Trust	328,954	12,823
Jefferies Group Inc.	1,022,336	12,687
Valley National Bancorp	1,197,882	12,686
Erie Indemnity Co. Class A	172,792	12,299
Extra Space Storage Inc.	659,775	12,292
Capitol Federal Financial Inc.	1,160,354	12,253
City National Corp.	324,362	12,248
Post Properties Inc.	351,518	12,212
Alterra Capital Holdings Ltd.	628,305	11,919
CBL & Associates Properties Inc.	1,046,363	11,887
Bank of Hawaii Corp.	326,454	11,883
LaSalle Hotel Properties	601,212	11,543
Aspen Insurance Holdings Ltd.	499,311	11,504
Omega Healthcare Investors Inc.	716,680	11,417
Hanover Insurance Group Inc.	320,460	11,376
Associated Banc-Corp	1,222,329	11,368
* SVB Financial Group	302,534	11,194
CommonWealth REIT	579,346	10,990
Colonial Properties Trust	604,158	10,972

	Corporate Office Properties Trust	501,476	10,922
*	Popular Inc.	7,191,644	10,787
	Prosperity Bancshares Inc.	330,037	10,786
	Fulton Financial Corp.	1,405,327	10,751
	Cash America International Inc.	207,378	10,609
	Apollo Investment Corp.	1,381,739	10,391
*	Forest City Enterprises Inc. Class A	966,414	10,302
	TCF Financial Corp.	1,121,574	10,274
*	Stifel Financial Corp.	378,888	10,063
	Washington Federal Inc.	783,407	9,981
	Endurance Specialty Holdings Ltd.	285,765	9,759
*,^ St. Joe Co.		649,258	9,732
	Mercury General Corp.	251,311	9,638
*	CNO Financial Group Inc.	1,773,163	9,593
	First American Financial Corp.	741,763	9,495
	Protective Life Corp.	604,500	9,448
*	First Republic Bank	403,277	9,340
	Healthcare Realty Trust Inc.	548,891	9,249
*	First Cash Financial Services Inc.	213,694	8,964
	Potlatch Corp.	282,661	8,909
	StanCorp Financial Group Inc.	319,072	8,797
	FirstMerit Corp.	770,713	8,755
	Iberiabank Corp.	184,813	8,697
*	Knight Capital Group Inc. Class A	707,804	8,607
*	Ezcorp Inc. Class A	301,074	8,593
	Northwest Bancshares Inc.	715,504	8,522
	DuPont Fabros Technology Inc.	430,170	8,470
	BOK Financial Corp.	178,585	8,374
	Delphi Financial Group Inc.	387,330	8,335
	Primerica Inc.	384,528	8,290
	Kemper Corp.	344,446	8,253
	DiamondRock Hospitality Co.	1,180,432	8,251
	National Health Investors Inc.	195,518	8,237
	Platinum Underwriters Holdings Ltd.	262,886	8,084
	Trustmark Corp.	438,457	7,958
	Webster Financial Corp.	518,602	7,935
	Westamerica Bancorporation	203,980	7,817
	Montpelier Re Holdings Ltd.	439,972	7,779
*	Howard Hughes Corp.	184,171	7,754
	FNB Corp.	895,070	7,671
	Brandywine Realty Trust	954,508	7,646
	DCT Industrial Trust Inc.	1,728,132	7,586
*,^ MBIA Inc.		1,036,042	7,532
*	Portfolio Recovery Associates Inc.	120,648	7,507
	RLI Corp.	117,507	7,471
	Sovran Self Storage Inc.	195,321	7,260
	EastGroup Properties Inc.	189,375	7,223
	Umpqua Holdings Corp.	808,586	7,107
	Medical Properties Trust Inc.	788,389	7,056
	BankUnited Inc.	339,142	7,041
*	Ocwen Financial Corp.	531,442	7,020
*	LPL Investment Holdings Inc.	272,836	6,935
	MarketAxess Holdings Inc.	266,116	6,924
	UMB Financial Corp.	215,503	6,913
*	DFC Global Corp.	307,184	6,712
	Tower Group Inc.	291,805	6,671
	PS Business Parks Inc.	132,581	6,568

Equity One Inc.	407,650	6,465
* PHH Corp.	397,193	6,387
^ Prospect Capital Corp.	758,356	6,378
Wintrust Financial Corp.	246,740	6,368
Cathay General Bancorp	555,485	6,321
United Bankshares Inc.	312,504	6,278
Argo Group International Holdings Ltd.	220,843	6,265
Lexington Realty Trust	956,253	6,254
Old National Bancorp	669,221	6,237
* World Acceptance Corp.	108,997	6,098
National Penn Bancshares Inc.	866,756	6,076
* Texas Capital Bancshares Inc.	262,511	5,998
Synovus Financial Corp.	5,537,999	5,926
Community Bank System Inc.	259,819	5,895
^ First Financial Bankshares Inc.	221,855	5,804
Greenhill & Co. Inc.	199,142	5,693
First Financial Bancorp	411,665	5,681
MB Financial Inc.	385,122	5,669
Franklin Street Properties Corp.	499,775	5,652
Pebblebrook Hotel Trust	359,939	5,633
Harleysville Group Inc.	93,711	5,516
LTC Properties Inc.	214,394	5,428
First Citizens BancShares Inc. Class A	37,679	5,408
Glimcher Realty Trust	757,111	5,360
Acadia Realty Trust	285,042	5,330
* CubeSmart	620,047	5,289
Sun Communities Inc.	149,950	5,277
* Green Dot Corp. Class A	167,171	5,236
Alexander's Inc.	14,423	5,207
Government Properties Income Trust	241,100	5,186
Susquehanna Bancshares Inc.	917,987	5,021
Selective Insurance Group Inc.	382,389	4,990
* Strategic Hotels & Resorts Inc.	1,138,515	4,907
International Bancshares Corp.	373,132	4,907
CVB Financial Corp.	637,849	4,905
* First Industrial Realty Trust Inc.	611,333	4,891
* Financial Engines Inc.	265,499	4,808
* MF Global Holdings Ltd.	1,157,981	4,782
Glacier Bancorp Inc.	509,078	4,770
* Sunstone Hotel Investors Inc.	833,612	4,743
Fifth Street Finance Corp.	507,001	4,725
Symetra Financial Corp.	566,429	4,616
Infinity Property & Casualty Corp.	87,834	4,610
* TFS Financial Corp.	565,731	4,599
BancorpSouth Inc.	519,981	4,565
Associated Estates Realty Corp.	293,987	4,545
Park National Corp.	85,902	4,542
NBT Bancorp Inc.	243,901	4,541
Astoria Financial Corp.	584,798	4,497
First Potomac Realty Trust	355,413	4,432
Education Realty Trust Inc.	509,472	4,376
* Greenlight Capital Re Ltd. Class A	208,215	4,318
Oritani Financial Corp.	335,751	4,318
Cousins Properties Inc.	733,782	4,293
CNA Financial Corp.	190,824	4,288
* Investors Bancorp Inc.	329,634	4,163
Investors Real Estate Trust	570,787	4,110

Safety Insurance Group Inc.	107,948	4,084
* Enstar Group Ltd.	41,986	3,998
Inland Real Estate Corp.	546,591	3,990
Columbia Banking System Inc.	278,612	3,990
Provident Financial Services Inc.	367,636	3,952
American Assets Trust Inc.	219,957	3,948
Bank of the Ozarks Inc.	188,578	3,947
* Altisource Portfolio Solutions SA	109,050	3,859
First Midwest Bancorp Inc.	526,677	3,855
* Navigators Group Inc.	86,970	3,757
Amtrust Financial Services Inc.	168,262	3,746
Interactive Brokers Group Inc.	264,854	3,689
Hersha Hospitality Trust Class A	1,065,777	3,688
American Equity Investment Life Holding Co.	420,973	3,684
Evercore Partners Inc. Class A	161,145	3,674
Universal Health Realty Income Trust	105,545	3,547
Cohen & Steers Inc.	121,923	3,505
Employers Holdings Inc.	272,972	3,483
American National Insurance Co.	49,547	3,431
* National Financial Partners Corp.	312,047	3,414
Ashford Hospitality Trust Inc.	481,299	3,379
Meadowbrook Insurance Group Inc.	376,280	3,353
Independent Bank Corp.	153,121	3,329
FBL Financial Group Inc. Class A	124,496	3,314
* Pico Holdings Inc.	160,570	3,293
PacWest Bancorp	234,908	3,275
WesBanco Inc.	186,767	3,233
* iStar Financial Inc.	555,397	3,232
Brookline Bancorp Inc.	419,008	3,231
Boston Private Financial Holdings Inc.	548,898	3,228
Horace Mann Educators Corp.	282,456	3,223
Home Bancshares Inc.	151,831	3,222
* Western Alliance Bancorp	581,314	3,186
* Pinnacle Financial Partners Inc.	290,201	3,175
PrivateBancorp Inc. Class A	417,688	3,141
Advance America Cash Advance Centers Inc.	425,122	3,129
* Sterling Financial Corp.	251,775	3,117
Oriental Financial Group Inc.	321,319	3,107
KBW Inc.	224,939	3,102
BGC Partners Inc. Class A	509,460	3,072
* FPIC Insurance Group Inc.	73,234	3,064
Pennsylvania REIT	394,819	3,052
Chemical Financial Corp.	193,010	2,955
* Investment Technology Group Inc.	299,179	2,929
* Credit Acceptance Corp.	45,421	2,923
* Virtus Investment Partners Inc.	54,432	2,919
City Holding Co.	107,513	2,902
S&T Bancorp Inc.	178,102	2,878
* Safeguard Scientifics Inc.	186,133	2,792
Saul Centers Inc.	81,927	2,770
Trustco Bank Corp. NY	615,636	2,746
Artio Global Investors Inc. Class A	344,164	2,740
Nelnet Inc. Class A	145,278	2,728
* Forestar Group Inc.	248,587	2,712
United Fire & Casualty Co.	152,008	2,689
Maiden Holdings Ltd.	363,546	2,687
Community Trust Bancorp Inc.	113,754	2,649

Getty Realty Corp.	179,967	2,595
Simmons First National Corp. Class A	118,893	2,580
BlackRock Kelso Capital Corp.	352,738	2,575
PennantPark Investment Corp.	286,577	2,556
* AMERISAFE Inc.	137,883	2,538
Retail Opportunity Investments Corp.	226,516	2,510
Renasant Corp.	196,637	2,503
Flagstone Reinsurance Holdings SA	322,728	2,501
Flushing Financial Corp.	230,085	2,485
Campus Crest Communities Inc.	228,366	2,485
National Interstate Corp.	112,651	2,476
* West Coast Bancorp	176,568	2,472
First Commonwealth Financial Corp.	665,450	2,462
Hercules Technology Growth Capital Inc.	284,471	2,424
First Financial Corp.	87,350	2,403
* ICG Group Inc.	259,383	2,389
MCG Capital Corp.	601,694	2,383
Urstadt Biddle Properties Inc. Class A	147,185	2,351
Chesapeake Lodging Trust	193,091	2,331
* eHealth Inc.	170,212	2,325
* Tejon Ranch Co.	96,477	2,303
* Encore Capital Group Inc.	104,154	2,276
* MGIC Investment Corp.	1,206,371	2,256
Dime Community Bancshares Inc.	221,573	2,245
Duff & Phelps Corp. Class A	210,230	2,241
* HFF Inc. Class A	253,066	2,212
* Nara Bancorp Inc.	363,975	2,209
Berkshire Hills Bancorp Inc.	119,399	2,205
* State Bank Financial Corp.	174,700	2,205
Sandy Spring Bancorp Inc.	148,886	2,178
SCBT Financial Corp.	87,728	2,165
OneBeacon Insurance Group Ltd. Class A	157,583	2,149
* Intl. FCStone Inc.	101,120	2,099
Radian Group Inc.	956,523	2,095
Triangle Capital Corp.	137,538	2,093
National Western Life Insurance Co. Class A	15,369	2,083
ViewPoint Financial Group	181,446	2,078
* Ameris Bancorp	236,894	2,063
* Beneficial Mutual Bancorp Inc.	275,868	2,055
* FelCor Lodging Trust Inc.	878,586	2,047
* Hilltop Holdings Inc.	283,503	2,044
Washington Trust Bancorp Inc.	102,295	2,023
Ramco-Gershenson Properties Trust	243,010	1,993
Tompkins Financial Corp.	55,545	1,987
Excel Trust Inc.	199,168	1,916
* Eagle Bancorp Inc.	162,697	1,915
* Citizens Republic Bancorp Inc.	276,043	1,910
Winthrop Realty Trust	219,015	1,903
Sabra Healthcare REIT Inc.	198,632	1,895
Lakeland Financial Corp.	89,702	1,853
Cardinal Financial Corp.	214,975	1,853
RLJ Lodging Trust	144,900	1,850
* Piper Jaffray Cos.	102,430	1,837
Bancfirst Corp.	55,059	1,826
MVC Capital Inc.	172,327	1,804
GFI Group Inc.	447,291	1,798
* NewStar Financial Inc.	191,613	1,790

	Coresite Realty Corp.	123,842	1,777
*	Wilshire Bancorp Inc.	648,039	1,776
	GAMCO Investors Inc.	44,915	1,769
	TICC Capital Corp.	215,703	1,762
	Southside Bancshares Inc.	97,573	1,757
	SY Bancorp Inc.	94,016	1,751
*	Citizens Inc.	269,250	1,726
^	TowneBank	150,341	1,709
	Arrow Financial Corp.	76,787	1,709
^	Main Street Capital Corp.	95,872	1,703
	Monmouth Real Estate Investment Corp. Class A	214,381	1,700
*	United Community Banks Inc.	200,084	1,699
	German American Bancorp Inc.	105,061	1,694
	Agree Realty Corp.	76,915	1,675
*	Center Financial Corp.	356,826	1,674
	West Bancorporation Inc.	196,963	1,670
	First Busey Corp.	383,089	1,666
	Federal Agricultural Mortgage Corp.	87,392	1,663
	Parkway Properties Inc.	150,895	1,661
*	Bancorp Inc.	227,498	1,629
	Kearny Financial Corp.	184,080	1,627
	WSFS Financial Corp.	50,789	1,603
	Baldwin & Lyons Inc.	74,307	1,588
*	WisdomTree Investments Inc.	221,150	1,552
	StellarOne Corp.	154,626	1,539
	One Liberty Properties Inc.	104,361	1,530
	Great Southern Bancorp Inc.	91,009	1,527
*	Global Indemnity plc	89,404	1,527
	Republic Bancorp Inc. Class A	86,033	1,524
	MainSource Financial Group Inc.	173,685	1,515
	Westfield Financial Inc.	228,765	1,508
	Mission West Properties Inc.	198,143	1,504
	OceanFirst Financial Corp.	128,704	1,502
	Northfield Bancorp Inc.	112,563	1,490
	Financial Institutions Inc.	103,101	1,470
	Calamos Asset Management Inc. Class A	144,506	1,447
*	Hanmi Financial Corp.	1,728,205	1,434
	Univest Corp. of Pennsylvania	107,203	1,429
*	1st United Bancorp Inc.	289,381	1,427
	Capital Southwest Corp.	19,271	1,426
*,^ OmniAmerican Bancorp Inc.		103,795	1,417
	Kite Realty Group Trust	384,963	1,409
*,^ Macatawa Bank Corp.		520,070	1,404
^	FXCM Inc. Class A	99,900	1,401
*	Seacoast Banking Corp. of Florida	942,925	1,386
	United Financial Bancorp Inc.	100,865	1,381
	Provident New York Bancorp	236,287	1,375
	Arlington Asset Investment Corp. Class A	57,076	1,373
	National Bankshares Inc.	56,747	1,369
	Gladstone Commercial Corp.	87,203	1,367
*	Gramercy Capital Corp.	433,960	1,363
*	Cowen Group Inc. Class A	500,009	1,355
	Westwood Holdings Group Inc.	39,197	1,354
	SeaBright Holdings Inc.	187,797	1,352
*	Virginia Commerce Bancorp Inc.	228,083	1,339
	Camden National Corp.	48,629	1,324
	Hudson Pacific Properties Inc.	112,616	1,310

	Kennedy-Wilson Holdings Inc.	120,422	1,276
	1st Source Corp.	61,154	1,274
	Tower Bancorp Inc.	60,727	1,272
	Oppenheimer Holdings Inc. Class A	79,273	1,272
	Northrim BanCorp Inc.	64,897	1,256
	Lakeland Bancorp Inc.	160,073	1,252
	State Auto Financial Corp.	95,079	1,250
	Rockville Financial Inc.	131,759	1,249
	Heartland Financial USA Inc.	87,816	1,245
	Sterling Bancorp	171,193	1,243
*	Metro Bancorp Inc.	143,550	1,242
	Cogdell Spencer Inc.	328,340	1,238
*	Sun Bancorp Inc.	459,486	1,218
	CapLease Inc.	329,586	1,190
	Merchants Bancshares Inc.	43,966	1,177
	Edelman Financial Group Inc.	181,940	1,175
	Territorial Bancorp Inc.	61,194	1,172
	Presidential Life Corp.	142,482	1,171
	Hudson Valley Holding Corp.	66,840	1,165
	Stewart Information Services Corp.	129,498	1,145
*	Doral Financial Corp.	1,049,031	1,143
	ESSA Bancorp Inc.	107,679	1,132
	Asta Funding Inc.	139,237	1,129
*	Guaranty Bancorp	937,007	1,124
	First Merchants Corp.	156,364	1,102
	First Bancorp	108,335	1,088
	Citizens & Northern Corp.	72,150	1,072
	Kohlberg Capital Corp.	181,211	1,060
	Crawford & Co. Class B	197,436	1,058
	Enterprise Financial Services Corp.	77,225	1,049
	Bryn Mawr Bank Corp.	62,573	1,037
	Gladstone Investment Corp.	152,099	1,034
*	First Financial Northwest Inc.	183,691	1,032
	Diamond Hill Investment Group Inc.	14,787	1,026
	Heritage Financial Corp.	92,648	1,023
*	Ladenburg Thalmann Financial Services Inc.	657,757	1,020
	Cedar Shopping Centers Inc.	327,792	1,019
*	Meridian Interstate Bancorp Inc.	93,129	1,016
	Consolidated-Tomoka Land Co.	38,408	1,009
	Donegal Group Inc. Class B	63,194	999
	Abington Bancorp Inc.	138,000	994
	Century Bancorp Inc. Class A	42,522	987
*	NewBridge Bancorp	255,319	983
*	Phoenix Cos. Inc.	795,467	970
	Penns Woods Bancorp Inc.	29,557	968
*	BofI Holding Inc.	70,902	954
*	Franklin Financial Corp.	86,177	951
	Banner Corp.	73,840	944
*	Bridge Capital Holdings	93,703	943
	Capital City Bank Group Inc.	90,437	941
	Center Bancorp Inc.	97,116	937
	SWS Group Inc.	199,791	937
*	Heritage Commerce Corp.	242,026	932
*,^ Taylor Capital Group Inc.		144,248	926
	Union First Market Bankshares Corp.	85,863	920
	CoBiz Financial Inc.	203,014	907
	Trico Bancshares	73,707	904

	Bank Mutual Corp.	346,181	904
	Peoples Bancorp Inc.	81,388	895
	Summit Hotel Properties Inc.	126,729	895
	Gladstone Capital Corp.	129,662	889
	BankFinancial Corp.	133,941	889
	Eastern Insurance Holdings Inc.	67,495	888
	Clifton Savings Bancorp Inc.	96,539	884
*	Cape Bancorp Inc.	124,900	883
	MicroFinancial Inc.	156,934	879
	NGP Capital Resources Co.	134,195	878
	First Interstate Bancsystem Inc.	81,688	875
	First of Long Island Corp.	38,587	874
	Kansas City Life Insurance Co.	28,204	871
*	Harris & Harris Group Inc.	244,093	867
	Bancorp Rhode Island Inc.	20,379	864
	Chatham Lodging Trust	86,528	858
*	First California Financial Group Inc.	283,833	854
	ESB Financial Corp.	77,238	847
	Terreno Realty Corp.	64,199	824
	American National Bankshares Inc.	45,411	822
*	Pacific Mercantile Bancorp	242,654	813
*	Chicopee Bancorp Inc.	60,346	806
	EMC Insurance Group Inc.	43,053	792
	First Community Bancshares Inc.	77,236	788
	Fox Chase Bancorp Inc.	61,711	782
	Epoch Holding Corp.	57,394	779
	First Bancorp Inc.	61,813	778
	Meta Financial Group Inc.	41,575	777
*	American Safety Insurance Holdings Ltd.	42,164	776
*	Park Sterling Corp.	224,233	767
	Home Federal Bancorp Inc.	97,600	763
*	Southwest Bancorp Inc.	178,637	754
	Pulaski Financial Corp.	111,667	736
*	Tree.com Inc.	146,782	734
*	Gleacher & Co. Inc.	606,686	722
^	Life Partners Holdings Inc.	119,318	722
	State Bancorp Inc.	67,996	719
*	Pacific Capital Bancorp NA	28,034	715
	Washington Banking Co.	72,719	708
*,^ First BanCorp		248,041	695
	Medallion Financial Corp.	73,913	687
*,^ First Connecticut Bancorp Inc.		60,700	687
	US Global Investors Inc. Class A	100,715	683
*	Primus Guaranty Ltd.	127,839	674
*	Thomas Properties Group Inc.	293,023	668
	Indiana Community Bancorp	45,107	668
	Parkvale Financial Corp.	36,069	662
*	Unity Bancorp Inc.	98,080	651
	Bank of Marin Bancorp	19,506	644
	Bridge Bancorp Inc.	35,063	642
*	AmeriServ Financial Inc.	333,911	634
	Provident Financial Holdings Inc.	72,199	631
*	Intervest Bancshares Corp. Class A	231,655	621
*	Flagstar Bancorp Inc.	1,250,674	613
*,^ MPG Office Trust Inc.		288,542	609
	Suffolk Bancorp	72,897	607
	Urstadt Biddle Properties Inc.	38,700	600

	MutualFirst Financial Inc.	80,909	599
*	Mercantile Bank Corp.	76,811	598
	First South Bancorp Inc.	164,921	597
	Centerstate Banks Inc.	113,396	593
*	Marlin Business Services Corp.	55,630	590
	PMC Commercial Trust	75,358	588
	TF Financial Corp.	30,391	583
*	FBR & Co.	243,475	579
*	Netspend Holdings Inc.	112,698	579
	UMH Properties Inc.	63,298	575
	Golub Capital BDC Inc.	38,674	574
	Fidelity Southern Corp.	87,594	569
	CNB Financial Corp.	41,383	531
	Tortoise Capital Resources Corp.	70,633	530
*	Republic First Bancorp Inc.	334,169	525
	Ocean Shore Holding Co.	48,711	522
	Nicholas Financial Inc.	53,212	520
	Kaiser Federal Financial Group Inc.	43,843	517
*	Walker & Dunlop Inc.	43,015	500
*	MetroCorp Bancshares Inc.	99,334	496
	Universal Insurance Holdings Inc.	128,326	494
*,^ Apollo Residential Mortgage Inc.		30,000	492
*	Community Capital Corp.	175,634	488
	Pacific Continental Corp.	68,748	487
*,^ United Security Bancshares		162,290	487
	Middleburg Financial Corp.	31,977	486
	Donegal Group Inc. Class A	40,227	484
	STAG Industrial Inc.	47,014	480
	JMP Group Inc.	82,133	477
*	Preferred Bank	59,157	470
*	Capital Bank Corp.	225,017	468
	Alliance Financial Corp.	16,435	461
*	Riverview Bancorp Inc.	185,647	459
*	United Community Financial Corp.	328,820	450
*	Louisiana Bancorp Inc.	28,368	449
*	Firstcity Financial Corp.	66,475	442
*	Asset Acceptance Capital Corp.	130,270	439
	BCB Bancorp Inc.	48,243	439
	Sierra Bancorp	46,020	421
*	Avatar Holdings Inc.	51,422	421
*,^ Cascade Bancorp		71,715	418
	Orrstown Financial Services Inc.	32,143	413
	Peapack Gladstone Financial Corp.	40,400	407
	Citizens Holding Co.	21,654	401
*	Timberland Bancorp Inc.	97,888	395
*	Waterstone Financial Inc.	145,322	393
	New Hampshire Thrift Bancshares Inc.	32,330	392
	CFS Bancorp Inc.	89,648	389
	Pzena Investment Management Inc. Class A	117,295	385
	First Financial Holdings Inc.	94,534	379
*	Maui Land & Pineapple Co. Inc.	82,523	361
*,^ BankAtlantic Bancorp Inc. Class A		587,347	358
	QC Holdings Inc.	120,949	354
*,^ Encore Bancshares Inc.		33,153	353
*	Yadkin Valley Financial Corp.	212,493	353
	Ohio Valley Banc Corp.	20,524	348
	Roma Financial Corp.	41,866	341

	Citizens South Banking Corp.	81,810	339
*	First Defiance Financial Corp.	25,073	336
*	First Marblehead Corp.	321,542	328
*	WSB Holdings Inc.	125,752	327
	Ames National Corp.	20,563	321
*	PMI Group Inc.	1,561,005	312
*	21st Century Holding Co.	130,272	304
*,^ NASB Financial Inc.		30,115	303
	Peoples Bancorp of North Carolina Inc.	64,718	303
^	First United Corp.	78,120	293
	Bar Harbor Bankshares	10,072	283
	Independence Holding Co.	38,715	281
	Hawthorn Bancshares Inc.	36,925	267
*	MBT Financial Corp.	221,345	263
*,^ BancTrust Financial Group Inc.		110,963	261
	Shore Bancshares Inc.	58,298	254
*	Tower Financial Corp.	34,884	253
*	CompuCredit Holdings Corp.	90,356	252
	United Security Bancshares	48,284	251
*	BRT Realty Trust	39,982	249
*	North Valley Bancorp	26,395	248
*	American River Bankshares	50,181	243
*	Hallmark Financial Services	32,820	242
	Prudential Bancorp Inc. of Pennsylvania	41,906	229
	Firstbank Corp.	46,094	229
*	Stratus Properties Inc.	27,459	220
*	PVF Capital Corp.	128,899	218
*	Pacific Premier Bancorp Inc.	35,429	212
*	ZipRealty Inc.	141,843	206
	VIST Financial Corp.	37,845	205
*	Green Bankshares Inc.	156,380	199
*	Jefferson Bancshares Inc.	70,123	196
	Heritage Financial Group Inc.	18,756	195
*	Independent Bank Corp.	101,623	194
*	Southern National Bancorp of Virginia Inc.	29,286	187
*	Investors Capital Holdings Ltd.	35,150	182
*	First Acceptance Corp.	147,108	181
	Hampden Bancorp Inc.	13,609	179
*	Bank of Granite Corp.	259,864	177
*	Southcoast Financial Corp.	100,892	177
	Bank of Kentucky Financial Corp.	8,678	176
	First Pactrust Bancorp Inc.	15,412	175
	Bank of Commerce Holdings	53,698	175
	Investors Title Co.	4,773	168
*	Summit Financial Group Inc.	62,356	168
	Federal Agricultural Mortgage Corp. Class A	12,788	166
*,^ Anchor Bancorp Wisconsin Inc.		300,573	159
*,^ Colony Bankcorp Inc.		59,023	155
*	Supertel Hospitality Inc.	206,325	155
*,^ Penson Worldwide Inc.		105,802	153
	Norwood Financial Corp.	6,139	149
*	Farmers Capital Bank Corp.	32,779	146
*	Imperial Holdings Inc.	57,141	137
	Old Point Financial Corp.	12,762	135
*	Southern Community Financial Corp.	116,600	135
	MidWestOne Financial Group Inc.	9,269	133
*	Savannah Bancorp Inc.	21,800	131

*	First Place Financial Corp.	143,784	129
*,^ Princeton National Bancorp Inc.		38,572	122
*,^ Dearborn Bancorp Inc.		175,758	118
*	Guaranty Federal Bancshares Inc.	27,970	117
*	Hampton Roads Bankshares Inc.	24,797	117
*,^ Premierwest Bancorp		127,874	115
*,^ Old Second Bancorp Inc.		89,701	113
*	Camco Financial Corp.	90,601	110
*	Consumer Portfolio Services Inc.	106,778	106
*	Community Bankers Trust Corp.	87,710	105
*	OBA Financial Services Inc.	7,070	104
*	Peoples Federal Bancshares Inc.	7,933	102
	Beacon Federal Bancorp Inc.	7,639	102
*	Gyrodyne Co. of America Inc.	1,798	97
*	Tennessee Commerce Bancorp Inc.	105,463	96
*	First Citizens Banc Corp.	25,479	90
*	HMN Financial Inc.	45,747	87
	Midsouth Bancorp Inc.	7,606	82
	FedFirst Financial Corp.	5,529	79
*	Parke Bancorp Inc.	10,596	78
*	Herald National Bank	22,500	77
*	Grubb & Ellis Co.	177,968	75
*	Xenith Bankshares Inc.	21,975	74
	MHI Hospitality Corp.	34,074	74
	Codorus Valley Bancorp Inc.	7,375	73
*	First Savings Financial Group Inc.	3,846	61
*	Rodman & Renshaw Capital Group Inc.	55,007	61
	Monarch Financial Holdings Inc.	8,666	57
*	Penn Millers Holding Corp.	2,667	54
*	United Bancshares Inc.	5,802	50
	Peoples Financial Corp.	4,686	50
	Enterprise Bancorp Inc.	3,947	49
*	BCSB Bancorp Inc.	3,821	45
*	1st Constitution Bancorp	6,422	43
*	Presidential Realty Corp. Class B	46,000	43
*	Southern First Bancshares Inc.	6,182	43
*	Brooklyn Federal Bancorp Inc.	54,847	42
*	Royal Bancshares of Pennsylvania Inc.	39,973	38
*	Premier Financial Bancorp Inc.	7,375	37
*	Atlantic Coast Financial Corp.	17,372	35
*	First Financial Service Corp.	22,276	34
*	Heritage Oaks Bancorp	9,919	33
*	First Security Group Inc.	15,040	32
	United Bancorp Inc.	3,747	32
*	Northern States Financial Corp.	36,253	31
	Porter Bancorp Inc.	7,493	29
	First Bancshares Inc.	3,343	29
*	Berkshire Bancorp Inc.	4,317	28
*	Crescent Financial Corp.	9,196	27
*	TIB Financial Corp.	2,680	25
	Horizon Bancorp	963	25
	BNC Bancorp	3,655	25
*	Saratoga Investment Corp.	1,483	24
*	Alliance Bankshares Corp.	4,900	24
*	1st Century Bancshares Inc.	5,905	22
*,^ FNB United Corp.		68,477	21
*	Citizens Community Bancorp Inc.	3,172	16

Britton & Koontz Capital Corp.	2,350	15
* New Century Bancorp Inc.	4,584	15
* Rurban Financial Corp.	5,340	14
* First Capital Bancorp Inc.	5,724	14
* Magyar Bancorp Inc.	3,686	14
* Community Partners Bancorp	2,900	13
* Sussex Bancorp	2,400	13
* Rand Capital Corp.	4,050	12
* Affirmative Insurance Holdings Inc.	7,091	11
Mid Penn Bancorp Inc.	1,284	10
* Connecticut Bank & Trust Co.	1,499	10
Harleysville Savings Financial Corp.	600	9
* Severn Bancorp Inc.	2,800	7
* Mercantile Bancorp Inc.	15,601	7
* Central Valley Community Bancorp	1,074	6
* Jacksonville Bancorp Inc.	1,210	6
* Village Bank and Trust Financial Corp.	2,400	4
Eastern Virginia Bankshares Inc.	1,559	4
* Siebert Financial Corp.	1,336	2
* First Federal Bancshares of Arkansas Inc.	200	1
* Laporte Bancorp Inc.	100	1
* Community Financial Corp.	300	1
Kentucky First Federal Bancorp	103	1
* Commonwealth Bankshares Inc.	13,840	1
* Anchor Bancorp Inc.	100	1
* Transcontinental Realty Investors Inc.	100	—
* Ohio Legacy Corp.	100	—
		3,094,575
Health Care (12.3%)
* Alexion Pharmaceuticals Inc.	1,273,557	81,584
* Vertex Pharmaceuticals Inc.	1,441,625	64,210
Perrigo Co.	642,926	62,435
* Pharmasset Inc.	515,216	42,438
* Henry Schein Inc.	640,288	39,704
* Illumina Inc.	853,087	34,908
* Mettler-Toledo International Inc.	220,888	30,915
* Regeneron Pharmaceuticals Inc.	520,593	30,299
* ResMed Inc.	1,049,799	30,224
* Kinetic Concepts Inc.	431,668	28,443
* Hologic Inc.	1,816,067	27,622
* IDEXX Laboratories Inc.	393,877	27,166
Cooper Cos. Inc.	331,069	26,204
* BioMarin Pharmaceutical Inc.	768,362	24,488
* Allscripts Healthcare Solutions Inc.	1,302,156	23,465
Universal Health Services Inc. Class B	677,379	23,031
* Endo Pharmaceuticals Holdings Inc.	807,751	22,609
* HCA Holdings Inc.	1,071,703	21,606
* Mednax Inc.	338,721	21,217
Omnicare Inc.	802,317	20,403
Pharmaceutical Product Development Inc.	789,103	20,248
* Catalyst Health Solutions Inc.	345,545	19,934
* Covance Inc.	420,854	19,128
* Gen-Probe Inc.	333,858	19,113
Techne Corp.	254,656	17,319
* Healthspring Inc.	470,430	17,152
* Human Genome Sciences Inc.	1,335,122	16,943
* Cepheid Inc.	435,675	16,917

	Medicis Pharmaceutical Corp. Class A	438,948	16,013
	Teleflex Inc.	284,059	15,274
*	Cubist Pharmaceuticals Inc.	422,821	14,934
*	Health Net Inc.	617,193	14,634
*	athenahealth Inc.	245,116	14,597
	Lincare Holdings Inc.	647,176	14,561
*	HMS Holdings Corp.	587,045	14,318
*	AMERIGROUP Corp.	349,909	13,650
*	United Therapeutics Corp.	360,467	13,514
*	Thoratec Corp.	413,897	13,510
*	Onyx Pharmaceuticals Inc.	446,810	13,409
	Hill-Rom Holdings Inc.	445,527	13,375
*	LifePoint Hospitals Inc.	360,260	13,200
	Quality Systems Inc.	135,859	13,178
*	Seattle Genetics Inc.	690,067	13,153
	Owens & Minor Inc.	449,586	12,804
*	Bio-Rad Laboratories Inc. Class A	137,709	12,500
*	Health Management Associates Inc. Class A	1,785,504	12,356
*	Incyte Corp. Ltd.	878,717	12,276
	STERIS Corp.	417,717	12,227
*	Salix Pharmaceuticals Ltd.	411,932	12,193
*	Sirona Dental Systems Inc.	285,919	12,126
*	Questcor Pharmaceuticals Inc.	434,889	11,855
*	Alere Inc.	603,049	11,850
*	WellCare Health Plans Inc.	300,194	11,401
*	Myriad Genetics Inc.	603,455	11,309
*	Community Health Systems Inc.	662,658	11,027
*	Volcano Corp.	367,081	10,877
*	Haemonetics Corp.	181,149	10,594
*	Charles River Laboratories International Inc.	364,408	10,429
*	Alkermes plc	675,138	10,303
*	Magellan Health Services Inc.	211,443	10,213
*	Centene Corp.	352,502	10,106
*	Healthsouth Corp.	671,282	10,022
*	VCA Antech Inc.	609,544	9,741
*	Theravance Inc.	474,508	9,557
*	Amylin Pharmaceuticals Inc.	1,028,549	9,494
*	Dendreon Corp.	1,028,500	9,256
	Masimo Corp.	421,475	9,125
*	Brookdale Senior Living Inc. Class A	718,242	9,007
*	Viropharma Inc.	489,740	8,850
	West Pharmaceutical Services Inc.	236,198	8,763
*	Bruker Corp.	643,134	8,702
*,^ MAKO Surgical Corp.		249,734	8,546
*	Impax Laboratories Inc.	460,807	8,253
	Chemed Corp.	150,042	8,246
*	Ariad Pharmaceuticals Inc.	930,889	8,183
*	PAREXEL International Corp.	415,316	7,862
*	Align Technology Inc.	488,903	7,417
*	PSS World Medical Inc.	364,557	7,178
*	InterMune Inc.	349,466	7,059
*	Jazz Pharmaceuticals Inc.	164,400	6,826
*	Par Pharmaceutical Cos. Inc.	256,109	6,818
*	MWI Veterinary Supply Inc.	88,597	6,097
*	NxStage Medical Inc.	290,114	6,052
*	Luminex Corp.	264,680	5,868
*	Zoll Medical Corp.	155,023	5,851

*	DexCom Inc.	474,255	5,691
*	Neogen Corp.	163,630	5,681
*	Immunogen Inc.	513,608	5,629
*	Medicines Co.	374,849	5,578
*	Acorda Therapeutics Inc.	279,005	5,569
*	Ironwood Pharmaceuticals Inc.	514,488	5,556
*	Arthrocare Corp.	193,014	5,553
	Invacare Corp.	225,584	5,197
*	Integra LifeSciences Holdings Corp.	145,245	5,195
	Computer Programs & Systems Inc.	78,181	5,172
*	HeartWare International Inc.	79,930	5,148
*	Auxilium Pharmaceuticals Inc.	339,179	5,084
*,^ Accretive Health Inc.		239,422	5,083
*	Air Methods Corp.	79,352	5,052
*	Insulet Corp.	325,263	4,964
*	Amsurg Corp. Class A	220,520	4,962
*	Exelixis Inc.	902,200	4,926
*	Wright Medical Group Inc.	275,306	4,922
*	Cyberonics Inc.	172,712	4,888
*	NuVasive Inc.	279,863	4,777
*	Isis Pharmaceuticals Inc.	704,320	4,775
*	Vivus Inc.	583,826	4,711
*	CONMED Corp.	200,277	4,608
	Meridian Bioscience Inc.	289,462	4,556
*	Optimer Pharmaceuticals Inc.	328,185	4,542
*	Hanger Orthopedic Group Inc.	234,686	4,433
*	Orthofix International NV	127,706	4,407
*	Medivation Inc.	248,396	4,218
*	Pharmacyclics Inc.	355,192	4,202
*	Emdeon Inc. Class A	221,692	4,166
*	IPC The Hospitalist Co. Inc.	115,847	4,135
	Analogic Corp.	88,728	4,029
*	Opko Health Inc.	916,920	3,970
*	NPS Pharmaceuticals Inc.	608,137	3,959
*	Nektar Therapeutics	807,747	3,918
*	Merit Medical Systems Inc.	290,044	3,811
*	Caliper Life Sciences Inc.	362,777	3,798
*	Momenta Pharmaceuticals Inc.	323,961	3,726
*	Abaxis Inc.	159,418	3,652
*	Rigel Pharmaceuticals Inc.	485,462	3,573
*	Sequenom Inc.	701,851	3,572
*	Halozyme Therapeutics Inc.	568,456	3,490
*	Akorn Inc.	445,421	3,479
*	Endologix Inc.	344,556	3,459
*	AVEO Pharmaceuticals Inc.	220,999	3,401
*	Quidel Corp.	204,648	3,350
*	Greatbatch Inc.	164,454	3,291
	Landauer Inc.	66,385	3,289
*	Team Health Holdings Inc.	199,612	3,278
*	Omnicell Inc.	234,306	3,229
*	MedAssets Inc.	335,391	3,223
*	Bio-Reference Labs Inc.	174,011	3,204
*	OraSure Technologies Inc.	399,919	3,183
*	Kindred Healthcare Inc.	365,809	3,153
*	Micromet Inc.	650,070	3,120
*	ICU Medical Inc.	84,787	3,120
*	Amedisys Inc.	209,615	3,106

	Universal American Corp.	306,315	3,082
*	SonoSite Inc.	100,499	3,049
*	PharMerica Corp.	207,556	2,962
*	Exact Sciences Corp.	445,608	2,954
*	Affymetrix Inc.	596,314	2,922
*	Molina Healthcare Inc.	184,289	2,845
*,^ AVANIR Pharmaceuticals Inc.		993,438	2,841
*	Spectrum Pharmaceuticals Inc.	362,941	2,769
*	Targacept Inc.	179,455	2,692
*	Enzon Pharmaceuticals Inc.	380,126	2,676
*	Emeritus Corp.	187,485	2,644
*	Corvel Corp.	59,608	2,533
*	Hi-Tech Pharmacal Co. Inc.	74,219	2,494
*	Ligand Pharmaceuticals Inc. Class B	178,811	2,446
*	Genomic Health Inc.	110,132	2,421
*	Depomed Inc.	444,253	2,399
*	Idenix Pharmaceuticals Inc.	480,126	2,396
*	Neurocrine Biosciences Inc.	398,802	2,385
*	ABIOMED Inc.	213,202	2,352
*	Conceptus Inc.	220,744	2,311
*	Curis Inc.	730,655	2,309
*	Healthways Inc.	232,586	2,286
*,^ Savient Pharmaceuticals Inc.		553,091	2,268
*	Angiodynamics Inc.	171,863	2,258
	National Healthcare Corp.	68,517	2,213
*	ExamWorks Group Inc.	217,087	2,210
*	Triple-S Management Corp. Class B	130,180	2,181
*	LHC Group Inc.	120,022	2,048
*	Medidata Solutions Inc.	124,522	2,047
	US Physical Therapy Inc.	109,945	2,036
*	BioScrip Inc.	317,335	2,018
*	Emergent Biosolutions Inc.	129,892	2,004
	Assisted Living Concepts Inc. Class A	156,962	1,989
*,^ MannKind Corp.		521,998	1,978
*	Staar Surgical Co.	253,096	1,974
*	Kensey Nash Corp.	79,086	1,938
*	Geron Corp.	909,515	1,928
*	Merge Healthcare Inc.	314,902	1,918
*	Natus Medical Inc.	200,820	1,910
*	Symmetry Medical Inc.	246,846	1,906
*	Spectranetics Corp.	266,441	1,902
*	Select Medical Holdings Corp.	282,833	1,886
	Ensign Group Inc.	79,396	1,835
*	Immunomedics Inc.	572,710	1,833
*	Sunrise Senior Living Inc.	393,972	1,824
*	MAP Pharmaceuticals Inc.	123,859	1,811
*,^ Biosante Pharmaceuticals Inc.		791,929	1,806
*	Keryx Biopharmaceuticals Inc.	589,970	1,770
*,^ Oncothyreon Inc.		290,430	1,737
*	Arena Pharmaceuticals Inc.	1,163,403	1,687
*	Alnylam Pharmaceuticals Inc.	255,714	1,680
*	Arqule Inc.	327,962	1,656
*	Lexicon Pharmaceuticals Inc.	1,777,351	1,635
*	MedQuist Holdings Inc.	216,060	1,633
	Cantel Medical Corp.	76,930	1,625
*,^ ZIOPHARM Oncology Inc.		362,643	1,599
*,^ Neoprobe Corp.		536,716	1,589

	Atrion Corp.	7,619	1,580
*	Endocyte Inc.	146,805	1,556
*	Medcath Corp.	108,961	1,512
*	Accuray Inc.	374,654	1,506
*	Vascular Solutions Inc.	129,864	1,487
*	Sciclone Pharmaceuticals Inc.	381,551	1,454
*	XenoPort Inc.	242,842	1,433
*,^ Cadence Pharmaceuticals Inc.		217,803	1,427
*	eResearchTechnology Inc.	319,612	1,425
*,^ Sangamo Biosciences Inc.		318,797	1,387
*	Ardea Biosciences Inc.	88,697	1,385
	Maxygen Inc.	250,043	1,368
*	Inhibitex Inc.	552,621	1,359
*	Dyax Corp.	1,074,342	1,354
*	Dynavax Technologies Corp.	687,479	1,279
*	Achillion Pharmaceuticals Inc.	268,952	1,269
*	Vanda Pharmaceuticals Inc.	252,999	1,252
*	Vanguard Health Systems Inc.	120,400	1,223
*	Antares Pharma Inc.	526,974	1,223
*	Chelsea Therapeutics International Ltd.	333,676	1,218
*	Novavax Inc.	753,592	1,213
*	Columbia Laboratories Inc.	619,525	1,208
*	Palomar Medical Technologies Inc.	152,613	1,203
*	Gentiva Health Services Inc.	215,703	1,191
	Pain Therapeutics Inc.	247,613	1,179
*	Vical Inc.	468,265	1,161
*	Alphatec Holdings Inc.	550,223	1,161
*	Array Biopharma Inc.	589,762	1,156
*	Harvard Bioscience Inc.	272,707	1,151
*	Synergetics USA Inc.	211,456	1,140
*	Transcend Services Inc.	49,686	1,120
*	Providence Service Corp.	105,021	1,118
*	SurModics Inc.	122,746	1,117
*	AVI BioPharma Inc.	995,296	1,115
*,^ Delcath Systems Inc.		329,417	1,100
*	Almost Family Inc.	65,815	1,094
*	Continucare Corp.	171,238	1,092
*	American Dental Partners Inc.	112,271	1,085
*	RTI Biologics Inc.	327,694	1,078
*	IRIS International Inc.	119,571	1,073
*	Allos Therapeutics Inc.	566,963	1,043
*,^ Cell Therapeutics Inc.		979,342	1,038
*	Corcept Therapeutics Inc.	333,720	1,035
*	Adolor Corp.	596,841	1,027
*	Durect Corp.	633,482	1,020
*	Dusa Pharmaceuticals Inc.	274,523	1,016
*	AtriCure Inc.	103,861	1,012
*	Fluidigm Corp.	72,300	1,007
*	Synovis Life Technologies Inc.	59,555	995
*	Allied Healthcare International Inc.	256,087	983
*,^ Cytori Therapeutics Inc.		332,919	982
*	Capital Senior Living Corp.	158,939	981
*	CryoLife Inc.	218,260	980
*	Progenics Pharmaceuticals Inc.	170,710	980
*	Chindex International Inc.	109,390	964
*	Metropolitan Health Networks Inc.	210,737	957
*	AMN Healthcare Services Inc.	237,215	951

*	Mediware Information Systems	82,742	947
	Medtox Scientific Inc.	72,142	944
*	Repligen Corp.	282,028	922
*	RadNet Inc.	373,069	910
*	Furiex Pharmaceuticals Inc.	63,015	897
*,^ Hansen Medical Inc.		264,008	876
*,^ Alexza Pharmaceuticals Inc.		789,027	868
*	Cambrex Corp.	170,286	858
*	Cutera Inc.	120,214	856
*	Five Star Quality Care Inc.	337,992	845
*,^ Metabolix Inc.		189,567	830
*	Affymax Inc.	183,734	823
*	Santarus Inc.	293,905	820
*	Cross Country Healthcare Inc.	195,951	819
	LeMaitre Vascular Inc.	130,255	815
*,^ SIGA Technologies Inc.		246,747	807
*,^ Cel-Sci Corp.		2,174,698	794
*,^ Apricus Biosciences Inc.		216,816	778
*,^ Rexahn Pharmaceuticals Inc.		767,592	768
*	Infinity Pharmaceuticals Inc.	107,476	758
*	HealthStream Inc.	59,008	757
*,^ Aastrom Biosciences Inc.		334,108	752
*,^ PharmAthene Inc.		424,795	748
*	Cerus Corp.	352,537	747
*,^ BioCryst Pharmaceuticals Inc.		267,730	739
*,^ Biotime Inc.		165,458	730
*	Simulations Plus Inc.	230,760	720
*	Peregrine Pharmaceuticals Inc.	658,016	717
*	Tornier NV	34,600	709
*,^ MELA Sciences Inc.		159,240	705
*,^ Biolase Technology Inc.		229,136	687
*	Digirad Corp.	308,665	682
*,^ XOMA Ltd.		389,497	682
*	Obagi Medical Products Inc.	74,243	673
	Young Innovations Inc.	23,468	669
*,^ Osiris Therapeutics Inc.		129,745	664
*	ISTA Pharmaceuticals Inc.	188,049	649
*	Cynosure Inc. Class A	64,159	647
*	PDI Inc.	95,770	642
	Psychemedics Corp.	88,360	630
*	Cardiovascular Systems Inc.	54,938	626
*	Nabi Biopharmaceuticals	372,124	625
*	Anthera Pharmaceuticals Inc.	130,348	622
*,^ Oculus Innovative Sciences Inc.		407,988	612
*	Orexigen Therapeutics Inc.	303,946	605
*,^ Stereotaxis Inc.		541,547	601
*	Codexis Inc.	131,278	600
*	Medical Action Industries Inc.	116,500	588
*	Synta Pharmaceuticals Corp.	179,804	584
*	Alliance HealthCare Services Inc.	504,688	575
*	Zalicus Inc.	578,107	567
*	Insmed Inc.	111,133	567
*	Myrexis Inc.	205,574	563
*	Enzo Biochem Inc.	212,025	545
*,^ KV Pharmaceutical Co. Class A		399,877	540
*	Cytokinetics Inc.	453,355	535
*	Orchid Cellmark Inc.	196,944	528

*,^ Neuralstem Inc.		400,761	521
*	Sucampo Pharmaceuticals Inc. Class A	136,686	510
*,^ Raptor Pharmaceutical Corp.		111,940	505
*	GTx Inc.	148,548	498
*	Exactech Inc.	35,172	495
*	Albany Molecular Research Inc.	171,453	483
*	Astex Pharmaceuticals	248,075	476
*	Anika Therapeutics Inc.	86,318	475
*,^ Acura Pharmaceuticals Inc.		139,249	473
*,^ Hemispherx Biopharma Inc.		1,503,111	466
*	Sagent Pharmaceuticals Inc.	22,800	461
*	Sun Healthcare Group Inc.	170,621	461
*	SRI/Surgical Express Inc.	95,914	456
	National Research Corp.	13,741	455
*	Heska Corp.	52,377	451
*,^ Somaxon Pharmaceuticals Inc.		492,889	442
*,^ BSD Medical Corp.		165,410	440
*	Rockwell Medical Technologies Inc.	53,069	433
*	Anadys Pharmaceuticals Inc.	470,448	433
*	Skilled Healthcare Group Inc.	118,019	426
*	Iridex Corp.	111,693	418
*	CardioNet Inc.	136,897	411
*	Pozen Inc.	169,810	409
*	Celldex Therapeutics Inc.	176,552	403
*,^ Neostem Inc.		618,190	402
*	GenVec Inc.	135,631	389
*	Rochester Medical Corp.	50,865	388
*	Theragenics Corp.	293,457	387
*	Biospecifics Technologies Corp.	23,943	386
*	Solta Medical Inc.	309,137	386
*	Repros Therapeutics Inc.	102,896	384
*	Cleveland Biolabs Inc.	149,501	380
*	Acadia Pharmaceuticals Inc.	351,365	379
*	pSivida Corp.	87,291	373
*	Bovie Medical Corp.	126,896	371
*,^ Sunesis Pharmaceuticals Inc.		295,948	364
*	CytRx Corp.	1,059,571	350
*	Trimeris Inc.	135,061	340
*	Pacific Biosciences of California Inc.	104,097	334
*	BioMimetic Therapeutics Inc.	98,625	325
*	Strategic Diagnostics Inc.	178,055	324
*,^ Opexa Therapeutics Inc.		284,273	321
*	Uroplasty Inc.	63,375	307
*	EnteroMedics Inc.	172,787	297
*,^ Unilife Corp.		70,100	294
*,^ Arrowhead Research Corp.		753,615	294
*	Inovio Pharmaceuticals Inc.	514,246	291
*	Hooper Holmes Inc.	434,507	287
*	LCA-Vision Inc.	131,492	281
*	Galena Biopharma Inc.	277,630	280
*	Agenus Inc.	593,708	279
*	OncoGenex Pharmaceutical Inc.	28,078	275
*	PhotoMedex Inc.	19,966	249
*	Discovery Laboratories Inc.	123,419	246
*	CombiMatrix Corp.	96,249	244
*	StemCells Inc.	120,004	242
	Utah Medical Products Inc.	9,083	239

*	Icad Inc.	506,872	238
*	Aegerion Pharmaceuticals Inc.	18,200	231
*	Ventrus Biosciences Inc.	25,401	229
*,^ PURE Bioscience Inc.		296,629	222
*	Urologix Inc.	217,218	215
*	Cardica Inc.	109,392	212
*,^ IsoRay Inc.		214,149	212
*	Cyclacel Pharmaceuticals Inc.	465,833	205
*	TranS1 Inc.	66,872	201
*,^ Omeros Corp.		45,697	186
*	ThermoGenesis Corp.	145,627	181
*	AspenBio Pharma Inc.	61,772	180
*	Idera Pharmaceuticals Inc.	151,065	180
*	Threshold Pharmaceuticals Inc.	116,517	169
*,^ Bionovo Inc.		260,990	164
*	PHC Inc./Mass Class A	68,214	160
	American Medical Alert Corp.	17,992	151
*	Catalyst Pharmaceutical Partners Inc.	95,995	142
*	Telik Inc.	441,006	135
*	Cornerstone Therapeutics Inc.	20,142	129
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	Sharps Compliance Corp.	27,370	123
*	DynaVox Inc. Class A	33,501	121
*	SunLink Health Systems Inc.	59,900	117
*	Entremed Inc.	74,430	115
*,^ Bioanalytical Systems Inc.		86,496	111
*	Adeona Pharmaceuticals Inc.	177,478	104
*	Lannett Co. Inc.	26,203	100
*	Escalon Medical Corp.	91,117	100
*	Nanosphere Inc.	95,768	96
*,^ Anacor Pharmaceuticals Inc.		16,321	93
*	Vision-Sciences Inc.	48,335	92
*,^ ADVENTRX Pharmaceuticals Inc.		99,772	92
*	MediciNova Inc.	43,242	92
*	American Caresource Holdings Inc.	154,700	91
*	Oxygen Biotherapeutics Inc.	43,608	91
*	Athersys Inc.	47,348	86
*	Retractable Technologies Inc.	62,606	85
*	BioDelivery Sciences International Inc.	75,220	83
*	Integramed America Inc.	10,244	81
*	Transcept Pharmaceuticals Inc.	10,744	71
*,^ ARCA Biopharma Inc.		61,940	69
*	Ampio Pharmaceuticals Inc.	10,300	68
*	Biodel Inc.	118,421	65
*	Cumberland Pharmaceuticals Inc.	11,569	65
*	Derma Sciences Inc.	7,461	60
*	Angeion Corp.	11,993	55
*	Amicus Therapeutics Inc.	13,613	52
*,^ Cardium Therapeutics Inc.		306,488	49
*	Pacira Pharmaceuticals Inc.	4,800	48
*	Poniard Pharmaceuticals Inc.	368,540	46
*,^ OXiGENE Inc.		41,123	42
*	ProPhase Labs Inc.	51,986	40
*	VirtualScopics Inc.	38,245	38
*	Complete Genomics Inc.	5,678	33
*	IVAX Diagnostics Inc.	54,515	33
*,^ iBio Inc.		19,595	31

*	NuPathe Inc.	13,702	28
*	Celsion Corp.	8,820	22
*	Alimera Sciences Inc.	2,500	20
*	Neurometrix Inc.	10,509	17
*	GenMark Diagnostics Inc.	2,500	14
*	Marina Biotech Inc.	92,298	13
*	CAS Medical Systems Inc.	5,898	13
*	Palatin Technologies Inc.	24,919	13
*,^ NeurogesX Inc.		11,710	10
	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	10
*,^ Ligand Pharmaceuticals Inc. Roche Contingent Value Rights		395,811	10
*	DARA Biosciences Inc.	5,069	10
*	Pernix Therapeutics Holdings	1,100	10
*	Tengion Inc.	15,300	8
*,^ Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights		395,811	6
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	6
*	Trius Therapeutics Inc.	400	3
*	Allied Healthcare Products	366	1
*	Bacterin International Holdings Inc.	400	1
*	ULURU Inc.	1,914	1
*	World Heart Corp.	1,127	—
*	Zogenix Inc.	200	—
*	Luna Innovations Inc.	292	—
*	Senesco Technologies Inc.	500	—
*	BG Medicine Inc.	16	—
			1,944,827
Industrials (14.2%)
*	United Continental Holdings Inc.	2,291,548	44,410
*	Delta Air Lines Inc.	5,861,224	43,959
*	Kansas City Southern	760,793	38,009
	AMETEK Inc.	1,118,702	36,884
*	Verisk Analytics Inc. Class A	981,960	34,143
	Donaldson Co. Inc.	518,928	28,437
	Waste Connections Inc.	783,106	26,485
*	IHS Inc. Class A	335,015	25,062
	KBR Inc.	1,044,684	24,686
*	BE Aerospace Inc.	714,682	23,663
	JB Hunt Transport Services Inc.	641,219	23,161
*	AGCO Corp.	668,704	23,117
	Gardner Denver Inc.	362,527	23,039
*	TransDigm Group Inc.	271,428	22,168
	Pentair Inc.	684,236	21,902
	Towers Watson & Co. Class A	364,532	21,792
	Hubbell Inc. Class B	414,795	20,549
*	Kirby Corp.	385,538	20,295
	Chicago Bridge & Iron Co.	686,343	19,650
	Timken Co.	584,811	19,193
	Manpower Inc.	567,631	19,084
*	Owens Corning	855,145	18,540
*	Hertz Global Holdings Inc.	2,077,489	18,490
	Kennametal Inc.	562,947	18,431
	MSC Industrial Direct Co. Class A	323,468	18,263
	IDEX Corp.	575,592	17,935
*	WABCO Holdings Inc.	465,406	17,620
	Wabtec Corp.	330,907	17,495
	Lincoln Electric Holdings Inc.	583,425	16,925
*	Corrections Corp. of America	742,514	16,848

* Clean Harbors Inc.	324,828	16,664
* URS Corp.	554,607	16,450
Nordson Corp.	413,108	16,417
* Navistar International Corp.	504,099	16,192
SPX Corp.	354,068	16,043
* Sensata Technologies Holding NV	597,181	15,801
* Babcock & Wilcox Co.	807,814	15,793
* Nielsen Holdings NV	596,390	15,554
* Polypore International Inc.	273,922	15,482
* Hexcel Corp.	690,698	15,306
* Copart Inc.	390,904	15,292
Covanta Holding Corp.	990,048	15,039
* Foster Wheeler AG	836,089	14,874
* Thomas & Betts Corp.	369,799	14,759
* AECOM Technology Corp.	827,530	14,622
Graco Inc.	427,753	14,603
CLARCOR Inc.	349,267	14,453
* Alaska Air Group Inc.	251,779	14,173
Carlisle Cos. Inc.	431,686	13,762
* Genesee & Wyoming Inc. Class A	295,107	13,728
Landstar System Inc.	337,684	13,359
Triumph Group Inc.	269,812	13,151
Regal-Beloit Corp.	287,714	13,056
* Teledyne Technologies Inc.	259,101	12,660
Alliant Techsystems Inc.	228,266	12,443
* Spirit Aerosystems Holdings Inc. Class A	762,075	12,155
Trinity Industries Inc.	563,504	12,065
Valmont Industries Inc.	152,095	11,854
Crane Co.	329,450	11,758
* Dollar Thrifty Automotive Group Inc.	204,298	11,502
* GrafTech International Ltd.	900,897	11,441
Woodward Inc.	416,121	11,402
* Esterline Technologies Corp.	215,499	11,171
Robbins & Myers Inc.	320,777	11,134
* Shaw Group Inc.	509,221	11,070
Harsco Corp.	568,930	11,032
Acuity Brands Inc.	305,476	11,009
* FTI Consulting Inc.	295,781	10,888
Toro Co.	217,882	10,735
Alexander & Baldwin Inc.	292,590	10,688
* Acacia Research - Acacia Technologies	296,309	10,664
* Moog Inc. Class A	323,594	10,556
Mueller Industries Inc.	266,988	10,303
Watsco Inc.	199,751	10,207
* WESCO International Inc.	303,929	10,197
GATX Corp.	327,169	10,139
* Oshkosh Corp.	642,462	10,112
Brady Corp. Class A	372,537	9,846
* EMCOR Group Inc.	471,452	9,585
Actuant Corp. Class A	483,783	9,555
Lennox International Inc.	368,104	9,490
* Old Dominion Freight Line Inc.	326,391	9,456
Curtiss-Wright Corp.	327,383	9,438
UTi Worldwide Inc.	721,154	9,404
* Middleby Corp.	132,053	9,304
* CoStar Group Inc.	174,407	9,064
^ HEICO Corp.	180,888	8,907

*	Chart Industries Inc.	206,344	8,702
	Con-way Inc.	390,877	8,650
	Belden Inc.	334,213	8,619
	AO Smith Corp.	268,973	8,615
*	General Cable Corp.	367,907	8,591
*	Geo Group Inc.	457,598	8,493
	United Stationers Inc.	307,805	8,388
*	Huntington Ingalls Industries Inc.	344,079	8,371
	Rollins Inc.	447,128	8,366
*	Tetra Tech Inc.	439,700	8,240
*	Terex Corp.	772,951	7,930
	Applied Industrial Technologies Inc.	291,337	7,913
	Brink's Co.	328,609	7,660
	Healthcare Services Group Inc.	468,262	7,558
*	MasTec Inc.	428,351	7,543
*	HUB Group Inc. Class A	263,597	7,452
*	United Rentals Inc.	441,102	7,428
	Corporate Executive Board Co.	243,537	7,257
	Herman Miller Inc.	404,203	7,219
*	Advisory Board Co.	111,823	7,216
*	Avis Budget Group Inc.	740,398	7,160
*	EnerSys	352,633	7,060
	Simpson Manufacturing Co. Inc.	282,788	7,050
*	AMR Corp.	2,344,136	6,939
	Deluxe Corp.	362,669	6,746
	Kaydon Corp.	230,151	6,601
	Werner Enterprises Inc.	313,574	6,532
	ABM Industries Inc.	336,874	6,421
*	II-VI Inc.	366,280	6,410
	Barnes Group Inc.	330,353	6,359
*	DigitalGlobe Inc.	326,455	6,343
*	US Airways Group Inc.	1,143,609	6,290
	Manitowoc Co. Inc.	929,445	6,237
*	Atlas Air Worldwide Holdings Inc.	185,252	6,167
	Raven Industries Inc.	127,833	6,162
	HNI Corp.	316,133	6,048
	Mine Safety Appliances Co.	219,766	5,925
*	JetBlue Airways Corp.	1,437,065	5,892
	Knight Transportation Inc.	435,795	5,800
	Heartland Express Inc.	409,283	5,550
	Watts Water Technologies Inc. Class A	207,668	5,534
	Ameron International Corp.	64,488	5,478
	Forward Air Corp.	207,631	5,284
*	Orbital Sciences Corp.	412,500	5,280
*	RBC Bearings Inc.	154,838	5,263
*	Beacon Roofing Supply Inc.	324,732	5,192
	Kaman Corp.	185,654	5,170
	Armstrong World Industries Inc.	148,512	5,115
*	Allegiant Travel Co. Class A	105,881	4,990
*	Huron Consulting Group Inc.	157,442	4,901
	Franklin Electric Co. Inc.	132,983	4,825
	ESCO Technologies Inc.	188,634	4,810
	Briggs & Stratton Corp.	355,758	4,806
	Tennant Co.	135,864	4,806
*,^ Colfax Corp.		237,167	4,805
	Lindsay Corp.	89,128	4,795
*	Ceradyne Inc.	176,047	4,734

	Unifirst Corp.	104,190	4,719
*	Meritor Inc.	667,563	4,713
	AAR Corp.	280,784	4,681
	Interface Inc. Class A	393,925	4,672
	Knoll Inc.	338,238	4,634
*	Blount International Inc.	342,670	4,578
	Granite Construction Inc.	240,778	4,519
	Titan International Inc.	297,244	4,459
*	GeoEye Inc.	156,894	4,448
	Cubic Corp.	111,754	4,366
*	EnPro Industries Inc.	145,932	4,331
	Skywest Inc.	374,242	4,308
*	SYKES Enterprises Inc.	287,007	4,291
*	Air Lease Corp.	222,445	4,271
	Seaboard Corp.	2,326	4,191
*	Astec Industries Inc.	140,580	4,116
	McGrath Rentcorp	171,950	4,091
*	Exponent Inc.	98,662	4,078
*,^ USG Corp.		604,159	4,066
*	Korn/Ferry International	332,561	4,054
*	Mobile Mini Inc.	246,011	4,044
	TAL International Group Inc.	157,783	3,935
	American Science & Engineering Inc.	64,139	3,916
	Steelcase Inc. Class A	594,932	3,754
*	Dycom Industries Inc.	243,133	3,720
	Sun Hydraulics Corp.	180,529	3,679
	Aircastle Ltd.	386,400	3,679
	CIRCOR International Inc.	123,101	3,615
	Insperity Inc.	161,777	3,600
	Albany International Corp.	196,209	3,581
*	TrueBlue Inc.	313,998	3,558
*	Swift Transportation Co.	542,413	3,493
	AZZ Inc.	88,552	3,433
	G&K Services Inc. Class A	133,326	3,405
*	Navigant Consulting Inc.	365,320	3,387
	Universal Forest Products Inc.	138,751	3,337
*	Aerovironment Inc.	118,367	3,332
*	Rush Enterprises Inc. Class A	234,571	3,322
*	Insituform Technologies Inc. Class A	280,726	3,251
	National Presto Industries Inc.	37,111	3,225
*	Layne Christensen Co.	138,872	3,208
*	RSC Holdings Inc.	448,713	3,199
	Resources Connection Inc.	326,159	3,190
*	Generac Holdings Inc.	168,325	3,166
*	3D Systems Corp.	224,198	3,137
	Quad/Graphics Inc.	170,997	3,090
	Badger Meter Inc.	106,735	3,088
	Gorman-Rupp Co.	124,370	3,071
*	Amerco Inc.	49,170	3,071
*	Interline Brands Inc.	238,329	3,067
*,^ Swisher Hygiene Inc.		748,431	3,031
*	Trimas Corp.	199,546	2,963
	John Bean Technologies Corp.	206,518	2,945
	Arkansas Best Corp.	180,205	2,910
*	KAR Auction Services Inc.	239,539	2,901
*	Team Inc.	137,729	2,890
	Quanex Building Products Corp.	262,146	2,870

*,^ Higher One Holdings Inc.		174,521	2,839
	Mueller Water Products Inc. Class A	1,118,724	2,774
	Standex International Corp.	89,110	2,774
*	Consolidated Graphics Inc.	75,562	2,760
	NACCO Industries Inc. Class A	43,015	2,727
*	Griffon Corp.	326,915	2,674
	Encore Wire Corp.	128,439	2,643
	Comfort Systems USA Inc.	316,939	2,637
*	MYR Group Inc.	143,857	2,538
	Ennis Inc.	191,037	2,495
	Heidrick & Struggles International Inc.	150,004	2,468
*	ICF International Inc.	130,093	2,447
*	Taser International Inc.	561,082	2,418
*,^ A123 Systems Inc.		702,950	2,418
	AAON Inc.	152,216	2,397
	Viad Corp.	139,729	2,373
*	Sauer-Danfoss Inc.	82,070	2,372
*	Wabash National Corp.	491,204	2,343
*	Kforce Inc.	237,132	2,326
*	APAC Customer Services Inc.	265,756	2,264
	Kelly Services Inc. Class A	198,533	2,263
	US Ecology Inc.	144,760	2,239
	Cascade Corp.	66,735	2,228
*	Altra Holdings Inc.	192,553	2,228
*	CBIZ Inc.	337,701	2,225
	HEICO Corp. Class A	64,750	2,179
	Tutor Perini Corp.	187,602	2,156
*	Global Power Equipment Group Inc.	92,367	2,149
*	Greenbrier Cos. Inc.	179,119	2,087
*	M&F Worldwide Corp.	84,577	2,082
	Tredegar Corp.	140,168	2,079
	Marten Transport Ltd.	119,545	2,061
*	Pendrell Corp.	890,883	2,004
*	Dolan Co.	222,454	2,000
*	RailAmerica Inc.	152,179	1,983
*	Kadant Inc.	110,615	1,965
	Federal Signal Corp.	443,654	1,961
*	GenCorp Inc.	434,406	1,950
*	Powell Industries Inc.	62,153	1,925
*	Titan Machinery Inc.	107,415	1,923
*	InnerWorkings Inc.	237,485	1,862
*	Astronics Corp.	65,510	1,851
*	On Assignment Inc.	254,930	1,802
	Houston Wire & Cable Co.	156,399	1,797
	Apogee Enterprises Inc.	208,035	1,787
*	EnergySolutions Inc.	505,537	1,785
*	Force Protection Inc.	461,684	1,777
	Twin Disc Inc.	66,512	1,774
*	ACCO Brands Corp.	369,559	1,763
*	Accuride Corp.	339,756	1,740
*	Air Transport Services Group Inc.	396,044	1,715
*	Kratos Defense & Security Solutions Inc.	254,545	1,711
*,^ Odyssey Marine Exploration Inc.		666,123	1,639
*	Gibraltar Industries Inc.	201,640	1,637
*	Standard Parking Corp.	104,143	1,629
	Great Lakes Dredge & Dock Corp.	399,294	1,625
	Dynamic Materials Corp.	102,244	1,610

	LB Foster Co. Class A	71,026	1,579
*	Furmanite Corp.	283,613	1,534
*	FreightCar America Inc.	105,454	1,520
*	CRA International Inc.	75,765	1,516
	Vicor Corp.	172,926	1,513
	Celadon Group Inc.	169,511	1,505
*	Columbus McKinnon Corp.	135,628	1,486
*	Trex Co. Inc.	91,811	1,472
*	Northwest Pipe Co.	72,219	1,465
	Multi-Color Corp.	64,413	1,455
	CDI Corp.	134,367	1,435
*	Hawaiian Holdings Inc.	338,040	1,423
*	H&E Equipment Services Inc.	172,083	1,420
*	Lydall Inc.	156,881	1,396
*	DXP Enterprises Inc.	73,740	1,389
*	Mistras Group Inc.	78,865	1,385
*	PMFG Inc.	87,116	1,374
	Ampco-Pittsburgh Corp.	67,113	1,372
	Graham Corp.	82,139	1,367
	SeaCube Container Leasing Ltd.	111,326	1,350
*,^ Capstone Turbine Corp.		1,300,431	1,300
	Douglas Dynamics Inc.	101,140	1,293
*	Sterling Construction Co. Inc.	114,197	1,276
	Miller Industries Inc.	73,400	1,273
*	American Superconductor Corp.	317,686	1,249
	Primoris Services Corp.	118,904	1,244
*	AT Cross Co. Class A	106,270	1,199
*	LMI Aerospace Inc.	69,074	1,178
*	Cenveo Inc.	385,089	1,159
*,^ EnerNOC Inc.		127,345	1,146
	Intersections Inc.	88,345	1,135
*	Michael Baker Corp.	58,664	1,122
	Insteel Industries Inc.	110,992	1,118
*,^ Genco Shipping & Trading Ltd.		143,084	1,117
	American Woodmark Corp.	92,057	1,115
*	Pacer International Inc.	296,933	1,114
*	Active Power Inc.	845,278	1,090
*	Commercial Vehicle Group Inc.	164,154	1,078
*	Orion Marine Group Inc.	183,139	1,057
*	Energy Recovery Inc.	348,103	1,048
*,^ Valence Technology Inc.		1,002,055	1,042
	Aceto Corp.	195,064	1,032
*	Park-Ohio Holdings Corp.	85,263	1,024
	Barrett Business Services Inc.	72,100	1,005
	Kimball International Inc. Class B	205,701	1,000
*	Coleman Cable Inc.	116,503	986
*	Wesco Aircraft Holdings Inc.	90,000	984
*	Saia Inc.	91,824	966
*,^ Satcon Technology Corp.		1,011,112	961
*	GP Strategies Corp.	95,233	951
	International Shipholding Corp.	51,010	943
	Ducommun Inc.	62,700	939
	Schawk Inc. Class A	93,513	923
*	Pike Electric Corp.	136,201	922
*	USA Truck Inc.	113,521	881
*	CAI International Inc.	75,140	881
*	WCA Waste Corp.	204,513	867

*	American Railcar Industries Inc.	56,073	862
	Ceco Environmental Corp.	149,340	856
*	Casella Waste Systems Inc. Class A	162,646	856
*,^ FuelCell Energy Inc.		1,012,558	850
*	American Reprographics Co.	250,203	841
	SIFCO Industries Inc.	45,385	832
*	NN Inc.	163,862	828
*	CPI Aerostructures Inc.	86,135	819
*	Franklin Covey Co.	107,704	819
	Preformed Line Products Co.	17,794	815
*	NCI Building Systems Inc.	105,253	796
*	Quality Distribution Inc.	87,702	787
*	School Specialty Inc.	109,765	783
*,^ Xerium Technologies Inc.		74,058	775
	LSI Industries Inc.	120,930	753
	VSE Corp.	29,005	751
	Met-Pro Corp.	86,840	745
	Universal Truckload Services Inc.	57,102	742
*	Tecumseh Products Co. Class A	101,462	740
*	Willis Lease Finance Corp.	64,920	737
	Alamo Group Inc.	34,370	715
*	Patriot Transportation Holding Inc.	35,063	709
	Ecology and Environment Inc.	43,997	696
*	Roadrunner Transportation Systems Inc.	50,722	696
	Baltic Trading Ltd.	149,024	693
*	Metalico Inc.	176,259	687
*	Hurco Cos. Inc.	33,408	678
*	PAM Transportation Services Inc.	67,934	677
*	Hill International Inc.	140,627	658
*	Flow International Corp.	296,973	656
*	Republic Airways Holdings Inc.	230,784	653
*,^ Zipcar Inc.		34,700	625
*	Spirit Airlines Inc.	49,700	621
	US Home Systems Inc.	121,906	608
*	Fuel Tech Inc.	99,791	581
*	Hudson Highland Group Inc.	163,328	559
	Hardinge Inc.	66,164	545
*	Argan Inc.	52,394	533
	Eastern Co.	28,955	528
*	Innovative Solutions & Support Inc.	106,654	515
*	Pinnacle Airlines Corp.	174,176	510
*,^ Eagle Bulk Shipping Inc.		320,321	503
	Allied Motion Technologies Inc.	100,834	500
*	RPX Corp.	23,400	485
*	Ameresco Inc. Class A	46,949	477
*	UQM Technologies Inc.	277,445	463
*	Ultralife Corp.	89,811	448
*	Key Technology Inc.	38,493	447
*	PowerSecure International Inc.	92,088	436
*,^ Advanced Battery Technologies Inc.		430,090	434
*	Acorn Energy Inc.	79,646	424
	Lawson Products Inc.	29,791	403
*	BlueLinx Holdings Inc.	275,715	400
	LS Starrett Co. Class A	36,454	394
	Standard Register Co.	147,041	372
*	Magnetek Inc.	403,630	371
*	Thermon Group Holdings Inc.	26,700	369

	Courier Corp.	54,176	354
*	Builders FirstSource Inc.	272,272	346
*,^ Ocean Power Technologies Inc.		124,314	341
*	Omega Flex Inc.	24,937	332
*	Perma-Fix Environmental Services	272,842	327
*	Mfri Inc.	45,123	325
	Providence and Worcester Railroad Co.	25,178	317
	Macquarie Infrastructure Co. LLC	13,744	308
*	API Technologies Corp.	75,482	298
	Virco Manufacturing	188,287	292
*	KEYW Holding Corp.	40,470	288
*	Gencor Industries Inc.	37,710	276
*	TRC Cos. Inc.	84,641	255
*	Hudson Technologies Inc.	212,882	253
*	Orion Energy Systems Inc.	95,135	252
*	Supreme Industries Inc. Class A	122,226	252
*	Arotech Corp.	169,158	250
*	Baldwin Technology Co. Inc. Class A	206,023	245
*	Frozen Food Express Industries	115,868	231
*	Heritage-Crystal Clean Inc.	12,603	229
	Superior Uniform Group Inc.	17,995	202
*	Integrated Electrical Services Inc.	93,324	190
*,^ Hoku Corp.		116,892	187
*	TMS International Corp. Class A	25,100	183
*	Astronics Corp. Class B	6,551	180
*	Broadwind Energy Inc.	562,257	180
*	Lime Energy Co.	55,552	174
*	Covenant Transportation Group Inc. Class A	39,032	142
*	Plug Power Inc.	77,081	141
*	Real Goods Solar Inc. Class A	76,697	140
*	American Electric Technologies Inc.	36,998	135
^	Horizon Lines Inc. Class A	288,707	124
*	Rand Logistics Inc.	19,128	119
*	Innotrac Corp.	74,579	106
*	AMREP Corp.	12,689	94
*	Breeze-Eastern Corp.	9,886	92
*	Applied Energetics Inc.	433,127	90
*	Sypris Solutions Inc.	29,285	89
*	Tecumseh Products Co. Class B	11,900	85
*,^ Spherix Inc.		39,644	79
*,^ Lightbridge Corp.		29,692	76
*,^ Ener1 Inc.		550,697	75
*	Energy Focus Inc.	216,585	75
*	RCM Technologies Inc.	15,511	70
*	Versar Inc.	24,796	69
*,^ Industrial Services of America Inc.		11,232	66
*	Rush Enterprises Inc. Class B	5,550	65
*	ZBB Energy Corp.	115,354	62
*	Adept Technology Inc. Class A	18,372	59
*	Innovaro Inc.	36,380	57
*,^ Westinghouse Solar Inc.		71,979	55
	KSW Inc.	16,816	53
*	PGT Inc.	41,987	52
*	XPO Logistics Inc.	5,650	43
*,^ Beacon Power Corp.		84,844	43
*	Altair Nanotechnologies Inc.	29,446	39
*	Nexxus Lighting Inc.	28,677	39

*,^ Ascent Solar Technologies Inc.		47,884	36
*	Essex Rental Corp.	12,708	31
*	TeamStaff Inc.	17,157	28
	Hubbell Inc. Class A	500	22
*	Taylor Devices Inc.	2,797	20
*	UniTek Global Services Inc.	3,979	20
*,^ YRC Worldwide Inc.		319,767	16
*	Patrick Industries Inc.	4,795	9
*	TBS International plc Class A	11,216	8
*	Ecotality Inc.	3,900	7
	Servotronics Inc.	503	4
*	Universal Power Group Inc.	800	2
*	Kaiser Ventures LLC Class A	36,800	—
			2,246,594
Information Technology (15.4%)
	Maxim Integrated Products Inc.	2,042,432	47,650
*	VMware Inc. Class A	555,847	44,679
	Activision Blizzard Inc.	3,091,270	36,786
*	Nuance Communications Inc.	1,635,700	33,303
*	Rovi Corp.	770,831	33,130
*	Alliance Data Systems Corp.	352,816	32,706
*	Lam Research Corp.	857,599	32,572
*	Varian Semiconductor Equipment Associates Inc.	522,458	31,948
*	ANSYS Inc.	638,953	31,334
*	Informatica Corp.	739,120	30,267
*	Equinix Inc.	325,913	28,951
*	Trimble Navigation Ltd.	845,796	28,376
	Factset Research Systems Inc.	317,523	28,250
*	Avnet Inc.	1,058,604	27,608
*	Atmel Corp.	3,226,463	26,038
*	TIBCO Software Inc.	1,127,113	25,236
*	VeriFone Systems Inc.	718,619	25,166
	Solera Holdings Inc.	490,854	24,788
*	MICROS Systems Inc.	559,796	24,581
*	Rackspace Hosting Inc.	713,752	24,367
*	Synopsys Inc.	998,043	24,312
*	Gartner Inc.	668,712	23,318
*	IAC/InterActiveCorp	588,631	23,280
*	Skyworks Solutions Inc.	1,290,492	23,151
*	Netlogic Microsystems Inc.	478,048	22,999
*	Polycom Inc.	1,225,314	22,509
	Global Payments Inc.	556,591	22,481
*	ON Semiconductor Corp.	3,105,848	22,269
*	Arrow Electronics Inc.	796,167	22,118
*	Riverbed Technology Inc.	1,082,523	21,607
*	Cree Inc.	801,542	20,824
*	Ariba Inc.	669,013	18,538
*	NCR Corp.	1,089,764	18,406
	Cypress Semiconductor Corp.	1,185,079	17,741
*	Ingram Micro Inc.	1,090,741	17,594
	Jack Henry & Associates Inc.	598,597	17,347
	Broadridge Financial Solutions Inc.	856,029	17,240
*	Cadence Design Systems Inc.	1,864,278	17,226
*	Acme Packet Inc.	389,336	16,582
*	Aruba Networks Inc.	721,094	15,078
	InterDigital Inc.	314,251	14,638
	National Instruments Corp.	632,646	14,462

* Brocade Communications Systems Inc.	3,331,606	14,393
* SuccessFactors Inc.	578,060	13,290
* Universal Display Corp.	273,492	13,111
* NeuStar Inc. Class A	519,968	13,072
* Tech Data Corp.	300,762	13,002
* Parametric Technology Corp.	813,571	12,513
* RF Micro Devices Inc.	1,952,544	12,379
* WebMD Health Corp.	409,400	12,343
Diebold Inc.	444,861	12,238
* Concur Technologies Inc.	321,754	11,976
ADTRAN Inc.	446,454	11,813
* Zebra Technologies Corp.	373,153	11,545
* CommVault Systems Inc.	310,613	11,511
* Rambus Inc.	792,634	11,097
* Finisar Corp.	632,156	11,088
DST Systems Inc.	252,346	11,060
* Blackboard Inc.	245,855	10,980
* CACI International Inc. Class A	212,404	10,607
* QLIK Technologies Inc.	485,976	10,526
* Silicon Laboratories Inc.	314,073	10,525
* Fortinet Inc.	626,093	10,518
* Wright Express Corp.	272,370	10,361
* Dolby Laboratories Inc. Class A	370,685	10,172
* Aspen Technology Inc.	652,071	9,957
* PMC - Sierra Inc.	1,646,083	9,844
* Viasat Inc.	294,481	9,809
* Microsemi Corp.	609,427	9,739
* Fairchild Semiconductor International Inc. Class A	899,909	9,719
* Semtech Corp.	460,225	9,711
Anixter International Inc.	202,283	9,596
* Hittite Microwave Corp.	193,337	9,416
* QLogic Corp.	738,879	9,369
* Cavium Inc.	341,564	9,226
Plantronics Inc.	323,583	9,206
* International Rectifier Corp.	491,974	9,161
Intersil Corp. Class A	885,930	9,116
* Vishay Intertechnology Inc.	1,088,806	9,102
* AOL Inc.	754,108	9,049
* ValueClick Inc.	573,931	8,930
j2 Global Communications Inc.	324,278	8,723
MAXIMUS Inc.	244,799	8,543
* Ultimate Software Group Inc.	182,316	8,518
* Arris Group Inc.	826,967	8,518
* Itron Inc.	286,388	8,448
* Progress Software Corp.	472,682	8,296
* IPG Photonics Corp.	190,773	8,287
* FEI Co.	272,949	8,178
* Convergys Corp.	855,790	8,027
* Cymer Inc.	215,679	8,019
MKS Instruments Inc.	368,633	8,003
* SolarWinds Inc.	362,761	7,988
Cognex Corp.	292,406	7,927
Lender Processing Services Inc.	576,965	7,899
* TiVo Inc.	842,034	7,865
* Take-Two Interactive Software Inc.	611,499	7,778
* CoreLogic Inc.	727,628	7,764
* Coherent Inc.	176,812	7,596

	Sapient Corp.	745,033	7,555
*	Ciena Corp.	670,025	7,504
*	Taleo Corp. Class A	289,753	7,452
*,^ OpenTable Inc.		160,933	7,405
*,^ Veeco Instruments Inc.		286,804	6,998
*	JDA Software Group Inc.	298,466	6,996
*	Cirrus Logic Inc.	467,352	6,889
*	Cardtronics Inc.	297,831	6,826
	Blackbaud Inc.	305,395	6,801
*	Netgear Inc.	258,206	6,685
*	MicroStrategy Inc. Class A	58,307	6,651
*	ACI Worldwide Inc.	236,139	6,503
*	FleetCor Technologies Inc.	247,475	6,499
	Littelfuse Inc.	160,164	6,440
*	Quest Software Inc.	399,370	6,342
	Power Integrations Inc.	203,817	6,239
*	GT Advanced Technologies Inc.	887,897	6,233
	Fair Isaac Corp.	281,275	6,140
*	Mentor Graphics Corp.	638,080	6,138
*	Acxiom Corp.	572,178	6,088
*	Entegris Inc.	947,548	6,045
*	EchoStar Corp. Class A	266,511	6,026
*	RightNow Technologies Inc.	177,381	5,862
*	TriQuint Semiconductor Inc.	1,158,142	5,814
*	Digital River Inc.	280,203	5,809
*	Synaptics Inc.	242,090	5,786
*	Omnivision Technologies Inc.	407,335	5,719
*	Cabot Microelectronics Corp.	166,275	5,718
*	Euronet Worldwide Inc.	362,358	5,704
*	Plexus Corp.	251,198	5,682
*	Scansource Inc.	190,518	5,632
*	Benchmark Electronics Inc.	429,461	5,587
*	Infinera Corp.	722,779	5,580
*	Integrated Device Technology Inc.	1,047,076	5,392
*	Sourcefire Inc.	201,331	5,388
	Heartland Payment Systems Inc.	272,023	5,364
*,^ BroadSoft Inc.		171,461	5,204
	Comtech Telecommunications Corp.	184,027	5,169
	Earthlink Inc.	777,980	5,080
*	Manhattan Associates Inc.	153,409	5,075
	Mantech International Corp. Class A	160,619	5,040
*	Bottomline Technologies Inc.	248,754	5,010
*	Insight Enterprises Inc.	330,036	4,997
	Syntel Inc.	114,196	4,932
*	Websense Inc.	282,469	4,887
*	Advent Software Inc.	230,809	4,812
*	LogMeIn Inc.	143,940	4,780
*	Diodes Inc.	259,213	4,645
	NIC Inc.	404,483	4,631
*	Spansion Inc. Class A	378,545	4,626
*	Unisys Corp.	294,270	4,617
*	Synchronoss Technologies Inc.	184,836	4,604
*	DealerTrack Holdings Inc.	291,100	4,562
*	SYNNEX Corp.	173,555	4,547
*	RealPage Inc.	221,191	4,523
*	OSI Systems Inc.	134,411	4,505
*	Tyler Technologies Inc.	176,827	4,470

*	Electronics for Imaging Inc.	331,036	4,459
*	Brightpoint Inc.	482,265	4,442
*	Rogers Corp.	112,630	4,407
*	Liquidity Services Inc.	137,404	4,407
*	Lattice Semiconductor Corp.	833,540	4,376
*	Tessera Technologies Inc.	361,482	4,316
*	Blue Coat Systems Inc.	306,518	4,254
*	Sonus Networks Inc.	1,960,536	4,254
*	Loral Space & Communications Inc.	83,987	4,208
*	Ancestry.com Inc.	178,423	4,193
*	NetSuite Inc.	151,643	4,096
	AVX Corp.	337,463	4,006
*	Emulex Corp.	619,671	3,966
*	Ceva Inc.	162,566	3,952
*	Rofin-Sinar Technologies Inc.	201,061	3,860
*	Verint Systems Inc.	146,732	3,858
*	Checkpoint Systems Inc.	283,957	3,856
	Brooks Automation Inc.	470,521	3,835
*,^ VirnetX Holding Corp.		254,832	3,820
*	Kulicke & Soffa Industries Inc.	509,593	3,802
*	Sanmina-SCI Corp.	567,962	3,794
*,^ STEC Inc.		367,113	3,723
*	comScore Inc.	217,798	3,674
*	FARO Technologies Inc.	115,657	3,649
*	Maxwell Technologies Inc.	197,647	3,639
*	TNS Inc.	193,263	3,633
*	Amkor Technology Inc.	825,654	3,600
*	ATMI Inc.	225,556	3,568
	Pegasystems Inc.	116,309	3,560
	Opnet Technologies Inc.	100,713	3,516
*	S1 Corp.	376,327	3,451
	Forrester Research Inc.	103,941	3,379
	Micrel Inc.	356,569	3,377
	MTS Systems Corp.	109,874	3,367
*	Volterra Semiconductor Corp.	173,859	3,343
*	Freescale Semiconductor Holdings I Ltd.	302,100	3,332
	EPIQ Systems Inc.	263,034	3,296
*,^ Power-One Inc.		731,797	3,293
*	LivePerson Inc.	327,802	3,262
*	Silicon Image Inc.	551,652	3,238
*,^ Ebix Inc.		220,050	3,235
*	Booz Allen Hamilton Holding Corp.	217,055	3,228
*	Constant Contact Inc.	184,087	3,183
	United Online Inc.	608,501	3,182
*	Standard Microsystems Corp.	162,943	3,161
*	Harmonic Inc.	740,332	3,154
	Park Electrochemical Corp.	146,764	3,136
*	TTM Technologies Inc.	326,827	3,108
*	CSG Systems International Inc.	245,539	3,104
*	Ultratech Inc.	179,084	3,071
*	DTS Inc.	123,229	3,060
*	Dice Holdings Inc.	390,234	3,052
*	LoopNet Inc.	174,531	2,990
*	TeleTech Holdings Inc.	196,160	2,989
*	Tekelec	485,898	2,935
*	Newport Corp.	266,198	2,878
*	Quantum Corp.	1,589,347	2,877

*	Netscout Systems Inc.	251,806	2,876
*	DG FastChannel Inc.	169,538	2,874
*	Stratasys Inc.	149,145	2,765
*	Accelrys Inc.	452,609	2,743
	Keynote Systems Inc.	129,233	2,731
	iGate Corp.	233,091	2,690
	Black Box Corp.	125,724	2,684
*	Interactive Intelligence Group	98,065	2,662
*	Silicon Graphics International Corp.	222,610	2,654
*	Ixia	339,799	2,606
*	Anaren Inc.	135,843	2,601
*	Monolithic Power Systems Inc.	253,889	2,585
*	Measurement Specialties Inc.	99,376	2,580
*	ExlService Holdings Inc.	116,878	2,571
*,^ RealD Inc.		274,319	2,565
*	Kenexa Corp.	158,995	2,487
	Sycamore Networks Inc.	136,633	2,466
*	Mercury Computer Systems Inc.	211,056	2,427
*	Electro Scientific Industries Inc.	201,203	2,392
*	Formfactor Inc.	380,754	2,372
*	Advanced Energy Industries Inc.	273,642	2,359
	Stamps.com Inc.	114,606	2,343
	CTS Corp.	286,565	2,330
*	Intermec Inc.	357,069	2,328
*	Monotype Imaging Holdings Inc.	189,997	2,305
	Daktronics Inc.	264,832	2,272
*	IXYS Corp.	207,984	2,263
*	Vocus Inc.	134,227	2,250
*	Kemet Corp.	312,306	2,233
*	Super Micro Computer Inc.	177,946	2,230
*	QuinStreet Inc.	214,088	2,216
*	Oplink Communications Inc.	146,139	2,213
*	Applied Micro Circuits Corp.	409,970	2,202
*	Exar Corp.	378,309	2,160
*	NVE Corp.	35,397	2,147
*	XO Group Inc.	262,566	2,145
*	KIT Digital Inc.	251,230	2,110
*	Entropic Communications Inc.	509,536	2,104
	Methode Electronics Inc.	282,036	2,096
*	Powerwave Technologies Inc.	1,214,019	2,088
*	Infospace Inc.	243,587	2,036
*	SunPower Corp. Class B	273,185	2,008
*	LTX-Credence Corp.	365,015	1,931
*	Globecomm Systems Inc.	142,851	1,930
*	Move Inc.	1,284,397	1,862
*	Actuate Corp.	330,911	1,827
*	Echelon Corp.	256,081	1,795
*	Internap Network Services Corp.	360,365	1,773
	Marchex Inc. Class B	208,015	1,768
*	Magma Design Automation Inc.	386,456	1,758
	Cass Information Systems Inc.	56,391	1,751
*	Photronics Inc.	350,394	1,745
*	SS&C Technologies Holdings Inc.	120,631	1,724
*	Extreme Networks	645,219	1,710
*	Multi-Fineline Electronix Inc.	85,388	1,703
*	MIPS Technologies Inc. Class A	350,783	1,698
*	Avid Technology Inc.	217,545	1,684

	Renaissance Learning Inc.	100,119	1,680
*	Digi International Inc.	149,255	1,642
	Electro Rent Corp.	118,548	1,637
*	Sigma Designs Inc.	208,549	1,635
*	Seachange International Inc.	211,553	1,629
*	Perficient Inc.	219,866	1,609
*	Computer Task Group Inc.	143,949	1,608
*	PROS Holdings Inc.	122,561	1,580
*	Kopin Corp.	460,077	1,578
*	Supertex Inc.	90,891	1,572
*	Deltek Inc.	260,924	1,568
*	Rudolph Technologies Inc.	229,718	1,537
	Cohu Inc.	155,321	1,535
*	AXT Inc.	303,101	1,528
*	Saba Software Inc.	261,166	1,504
*	Nanometrics Inc.	101,968	1,479
*	Imation Corp.	199,602	1,459
*	Integrated Silicon Solution Inc.	186,702	1,458
	American Software Inc. Class A	197,673	1,433
	DDi Corp.	196,128	1,420
*,^ Bankrate Inc.		93,200	1,418
*	DemandTec Inc.	214,841	1,405
*	Callidus Software Inc.	304,695	1,405
*,^ OCZ Technology Group Inc.		284,223	1,378
	RealNetworks Inc.	162,970	1,374
*	Zygo Corp.	116,964	1,352
*	Aeroflex Holding Corp.	146,986	1,338
*	Zix Corp.	494,449	1,320
*	CIBER Inc.	433,523	1,314
*	Oclaro Inc.	359,163	1,307
*	Agilysys Inc.	182,582	1,302
	Richardson Electronics Ltd.	95,031	1,293
*	Pericom Semiconductor Corp.	174,072	1,290
*,^ Rubicon Technology Inc.		116,517	1,274
	ModusLink Global Solutions Inc.	364,877	1,273
*	Aviat Networks Inc.	530,060	1,246
*	DSP Group Inc.	209,803	1,238
*	Lionbridge Technologies Inc.	502,797	1,237
*	Virtusa Corp.	92,840	1,225
*	IntraLinks Holdings Inc.	160,753	1,207
	Telular Corp.	204,513	1,207
*,^ Wave Systems Corp. Class A		515,408	1,206
*	Advanced Analogic Technologies Inc.	277,332	1,201
*	Global Cash Access Holdings Inc.	467,867	1,198
*	Calix Inc.	151,687	1,183
*	Cray Inc.	215,802	1,146
*	Radisys Corp.	186,784	1,143
*	Intevac Inc.	161,375	1,128
*	Hackett Group Inc.	298,200	1,112
	Mocon Inc.	69,813	1,103
*	MoSys Inc.	299,764	1,097
*	Datalink Corp.	159,985	1,088
*	Vishay Precision Group Inc.	82,124	1,082
*	Immersion Corp.	179,528	1,074
*	Symmetricom Inc.	243,590	1,057
*	Fabrinet	56,360	1,054
*	MoneyGram International Inc.	451,664	1,052

*	PRGX Global Inc.	222,030	1,048
*	Transact Technologies Inc.	127,286	1,044
*	Pervasive Software Inc.	170,783	1,025
*,^ Travelzoo Inc.		45,882	1,009
*	Web.com Group Inc.	143,959	1,005
*	Mindspeed Technologies Inc.	191,467	996
*	Guidance Software Inc.	151,954	986
*,^ Fusion-io Inc.		51,743	983
*	Dynamics Research Corp.	109,573	977
*	TeleCommunication Systems Inc. Class A	277,651	958
*	VASCO Data Security International Inc.	185,759	949
*	Anadigics Inc.	437,126	944
*	X-Rite Inc.	250,797	935
*	support.com Inc.	468,170	927
*	Opnext Inc.	738,977	924
*	Envestnet Inc.	87,221	872
*	SciQuest Inc.	58,250	870
*	FalconStor Software Inc.	296,250	865
*	THQ Inc.	493,542	854
	Ipass Inc.	680,802	851
*	Echo Global Logistics Inc.	63,197	841
	Pulse Electronics Corp.	290,759	832
*	Openwave Systems Inc.	533,048	832
*	Digimarc Corp.	32,728	831
*	LeCroy Corp.	101,509	802
	Communications Systems Inc.	61,604	801
*	KVH Industries Inc.	100,378	794
*,^ Research Frontiers Inc.		209,746	793
*	ShoreTel Inc.	155,939	777
*	Axcelis Technologies Inc.	643,115	772
*	Trident Microsystems Inc.	1,466,018	762
	Bel Fuse Inc. Class B	48,362	754
*	ORBCOMM Inc.	292,962	747
*	Amtech Systems Inc.	92,558	740
*	Data I/O Corp.	178,166	736
*	Procera Networks Inc.	75,664	726
*	Frequency Electronics Inc.	82,635	705
*	NAPCO Security Technologies Inc.	300,223	688
*	Bitstream Inc. Class A	119,527	687
*	PC Mall Inc.	128,872	679
*	Limelight Networks Inc.	286,302	676
	Mesa Laboratories Inc.	18,022	671
*	Bsquare Corp.	149,052	663
	Evolving Systems Inc.	102,263	649
*	Aware Inc.	229,403	647
*	Ultra Clean Holdings	150,124	644
*	Novatel Wireless Inc.	212,781	643
*	GSI Group Inc.	83,325	640
	Rimage Corp.	50,369	637
	QAD Inc. Class A	59,561	637
*	ServiceSource International Inc.	48,000	634
*	Tier Technologies Inc. Class B	170,961	631
*	Westell Technologies Inc. Class A	290,049	627
*,^ Glu Mobile Inc.		293,853	620
*	Innodata Isogen Inc.	209,197	617
*	SRS Labs Inc.	84,276	603
*	NCI Inc. Class A	50,070	597

*	QuickLogic Corp.	252,820	592
*	Micronetics Inc.	92,384	567
*	UTStarcom Holdings Corp.	552,611	564
*	PDF Solutions Inc.	136,609	557
*	iGO Inc.	432,897	554
*,^ Rosetta Stone Inc.		60,276	552
*	Reis Inc.	60,774	539
*	SPS Commerce Inc.	32,867	535
*	ID Systems Inc.	104,136	531
*	PC Connection Inc.	65,582	523
*	Mattson Technology Inc.	439,457	514
*	PC-Tel Inc.	82,077	505
*	Versant Corp.	44,049	504
*	LRAD Corp.	271,744	500
*	Ramtron International Corp.	252,759	498
*	BTU International Inc.	111,167	494
*,^ Microvision Inc.		725,168	493
*	Autobytel Inc.	572,741	487
*	MaxLinear Inc.	75,283	486
*	Network Equipment Technologies Inc.	249,136	483
*	Network Engines Inc.	411,278	477
*,^ Demand Media Inc.		59,492	476
*,^ LinkedIn Corp. Class A		5,967	466
*,^ Mitek Systems Inc.		49,900	462
*	Insweb Corp.	75,459	460
*,^ Cornerstone OnDemand Inc.		36,600	459
*	KEY Tronic Corp.	132,830	456
	Astro-Med Inc.	64,998	454
*	Active Network Inc.	30,721	453
*,^ Local.com Corp.		183,148	443
*	Market Leader Inc.	194,905	437
*	Identive Group Inc.	213,733	425
*	PLX Technology Inc.	138,438	417
*	Dot Hill Systems Corp.	273,027	412
*	Performance Technologies Inc.	208,479	411
*	CalAmp Corp.	126,499	406
*,^ Majesco Entertainment Co.		199,658	399
*	EasyLink Services International Corp. Class A	89,991	391
*	Emcore Corp.	391,031	387
*	Cyberoptics Corp.	48,593	384
*	GSI Technology Inc.	77,331	380
*	TeleNav Inc.	42,724	379
*	BigBand Networks Inc.	290,209	371
*,^ Meru Networks Inc.		45,555	371
	Optical Cable Corp.	111,581	358
*	GSE Systems Inc.	202,358	356
*	Smith Micro Software Inc.	223,760	340
*	Onvia Inc.	99,783	336
*	ePlus Inc.	13,497	333
*	StarTek Inc.	115,340	329
*	Online Resources Corp.	128,409	327
*,^ Document Security Systems Inc.		112,499	326
*	Inphi Corp.	36,257	318
*	LoJack Corp.	98,177	311
*	Transwitch Corp.	131,588	311
*	AuthenTec Inc.	94,740	309
*,^ Superconductor Technologies Inc.		204,393	307

*	Hutchinson Technology Inc.	153,807	301
*	Aetrium Inc.	215,721	300
*	Cinedigm Digital Cinema Corp. Class A	248,320	298
	TheStreet Inc.	149,104	295
*	LGL Group Inc.	33,649	290
*,^ Parkervision Inc.		322,247	289
*	IEC Electronics Corp.	56,909	289
*	Video Display Corp.	65,454	261
*	Comverge Inc.	140,749	259
*	Authentidate Holding Corp.	273,762	255
*	TechTarget Inc.	44,392	253
*	Looksmart Ltd.	187,926	248
*	Presstek Inc.	363,160	245
*	Stream Global Services Inc.	118,183	243
*,^ Zillow Inc.		8,800	241
*	FSI International Inc.	127,009	240
*	Zhone Technologies Inc.	199,502	237
*	Information Services Group Inc.	219,952	233
*	Tii Network Technologies Inc.	109,678	217
*	PAR Technology Corp.	64,438	216
*	CSR plc ADR	16,591	215
*	Ikanos Communications Inc.	232,218	200
*,^ Quepasa Corp.		57,734	199
*	Pixelworks Inc.	93,133	198
*	Intellicheck Mobilisa Inc.	196,450	196
*	Ditech Networks Inc.	186,109	194
*,^ Energy Conversion Devices Inc.		363,948	193
*	Sonic Foundry Inc.	21,546	187
	Crexendo Inc.	62,751	182
*	Pfsweb Inc.	46,675	176
*	Cascade Microtech Inc.	45,148	164
*	Planar Systems Inc.	81,559	163
*	RF Monolithics Inc.	186,353	161
*	Newtek Business Services Inc.	108,603	148
*	Management Network Group Inc.	72,395	146
*	Convio Inc.	17,110	144
	QAD Inc. Class B	14,091	143
*,^ Hauppauge Digital Inc.		158,139	136
*	Soundbite Communications Inc.	55,282	136
*	Wireless Ronin Technologies Inc.	89,256	120
*	NetSol Technologies Inc.	202,696	120
*	Digital Ally Inc.	148,969	115
*	eMagin Corp.	43,249	114
*	WebMediaBrands Inc.	176,654	113
*	TSR Inc.	27,043	113
*	Netlist Inc.	92,523	111
*	Alliance Fiber Optic Products Inc.	15,256	109
*	Infosonics Corp.	184,032	109
*	Spire Corp.	69,782	105
*	EDGAR Online Inc.	164,130	103
*	Lantronix Inc.	55,234	102
*	Numerex Corp. Class A	18,018	100
	Bel Fuse Inc. Class A	5,719	98
*	Vertro Inc.	55,308	97
*,^ Motricity Inc.		57,072	96
*	Selectica Inc.	24,332	94
*	Lightpath Technologies Inc. Class A	62,358	90

*	Scientific Learning Corp.	25,731	81
*	TigerLogic Corp.	28,977	79
*	Viasystems Group Inc.	3,942	69
*	ClearOne Communications Inc.	11,344	56
*	Mattersight Corp.	13,815	56
*	GTSI Corp.	12,135	56
*	Daegis Inc.	24,694	54
*	MEMSIC Inc.	19,585	48
*	MakeMusic Inc.	9,686	48
*	Interphase Corp.	10,614	44
*	Responsys Inc.	3,700	40
*	Dialogic Inc.	20,792	38
*,^ USA Technologies Inc.		31,200	38
*	Globalscape Inc.	23,790	37
*	Mastech Holdings Inc.	12,664	36
*	Rainmaker Systems Inc.	31,496	32
*	Overland Storage Inc.	11,485	28
*,^ SunPower Corp. Class A		2,999	24
*	DRI Corp.	39,661	23
*	Edgewater Technology Inc.	8,903	21
*	Advanced Photonix Inc. Class A	19,733	20
*	Relm Wireless Corp.	18,822	18
*	Wireless Telecom Group Inc.	22,006	18
*	Park City Group Inc.	3,300	14
*	Inuvo Inc.	9,019	10
*	DayStar Technologies Inc.	22,553	4
*	Sevcon Inc.	500	3
*	Sutron Corp.	400	2
*	SED International Holdings Inc.	100	—
			2,434,830
Materials (6.2%)
	LyondellBasell Industries NV Class A	2,177,844	53,205
	Celanese Corp. Class A	1,083,104	35,233
	Nalco Holding Co.	961,430	33,631
*	Crown Holdings Inc.	1,080,320	33,069
	Walter Energy Inc.	431,621	25,902
	Albemarle Corp.	635,567	25,677
	Royal Gold Inc.	375,703	24,068
	Rock-Tenn Co. Class A	493,389	24,018
	Ashland Inc.	540,541	23,859
	Temple-Inland Inc.	752,762	23,614
*	Allied Nevada Gold Corp.	618,747	22,157
	Aptargroup Inc.	460,113	20,553
	Valspar Corp.	647,485	20,208
	Martin Marietta Materials Inc.	316,571	20,014
	Sonoco Products Co.	692,065	19,537
	Domtar Corp.	277,762	18,935
*	Rockwood Holdings Inc.	530,166	17,861
	Reliance Steel & Aluminum Co.	518,831	17,645
	RPM International Inc.	919,913	17,202
*	WR Grace & Co.	508,778	16,942
	Packaging Corp. of America	690,922	16,099
	Compass Minerals International Inc.	228,003	15,226
	Steel Dynamics Inc.	1,514,908	15,028
	Carpenter Technology Corp.	310,015	13,917
	Scotts Miracle-Gro Co. Class A	309,222	13,791
*	Coeur d'Alene Mines Corp.	620,265	13,299

	Huntsman Corp.	1,336,669	12,926
	Silgan Holdings Inc.	345,503	12,694
*,^ Molycorp Inc.		383,662	12,611
	Cytec Industries Inc.	347,067	12,196
	NewMarket Corp.	75,781	11,509
	Sensient Technologies Corp.	353,125	11,494
	Cabot Corp.	453,232	11,231
*	Solutia Inc.	859,710	11,047
*	Hecla Mining Co.	1,969,019	10,554
	Olin Corp.	562,053	10,123
*	AbitibiBowater Inc.	668,080	10,021
	Greif Inc. Class A	219,317	9,407
*	Intrepid Potash Inc.	364,734	9,071
	Arch Chemicals Inc.	179,365	8,416
	Commercial Metals Co.	814,159	7,743
	Balchem Corp.	202,792	7,566
	PolyOne Corp.	658,817	7,056
*	Chemtura Corp.	679,123	6,812
	Buckeye Technologies Inc.	281,589	6,789
	HB Fuller Co.	348,919	6,357
	Minerals Technologies Inc.	128,996	6,356
	Schweitzer-Mauduit International Inc.	113,230	6,326
^	Texas Industries Inc.	196,897	6,250
	Globe Specialty Metals Inc.	429,990	6,243
	Innophos Holdings Inc.	152,805	6,092
*	Stillwater Mining Co.	704,806	5,991
*	Calgon Carbon Corp.	399,131	5,815
*	OM Group Inc.	223,890	5,814
	Schnitzer Steel Industries Inc.	157,341	5,790
*	Clearwater Paper Corp.	162,594	5,525
	Worthington Industries Inc.	393,038	5,491
	Eagle Materials Inc.	314,918	5,243
*	RTI International Metals Inc.	213,271	4,973
	Westlake Chemical Corp.	141,230	4,841
	Kaiser Aluminum Corp.	107,661	4,767
*	Louisiana-Pacific Corp.	932,732	4,757
	Deltic Timber Corp.	76,244	4,550
	AMCOL International Corp.	180,352	4,327
	PH Glatfelter Co.	325,626	4,302
*	KapStone Paper and Packaging Corp.	271,192	3,767
	Haynes International Inc.	86,551	3,761
*	Noranda Aluminum Holding Corp.	450,111	3,758
	Koppers Holdings Inc.	145,973	3,738
*	Ferro Corp.	607,669	3,737
	Stepan Co.	55,235	3,711
	A Schulman Inc.	218,227	3,708
	Boise Inc.	714,964	3,696
*	Kraton Performance Polymers Inc.	225,572	3,650
*	LSB Industries Inc.	124,936	3,582
*	Century Aluminum Co.	400,524	3,581
*	Georgia Gulf Corp.	239,637	3,314
*	Materion Corp.	144,053	3,267
*	Graphic Packaging Holding Co.	894,416	3,086
*	US Gold Corp.	759,421	3,045
	Myers Industries Inc.	285,969	2,903
*,^ STR Holdings Inc.		295,712	2,398
*	Horsehead Holding Corp.	320,973	2,382

	Wausau Paper Corp.	368,725	2,356
	Zep Inc.	153,347	2,303
	Hawkins Inc.	64,208	2,044
	Quaker Chemical Corp.	77,802	2,017
	Neenah Paper Inc.	140,086	1,986
*,^ General Moly Inc.		658,915	1,911
	Kronos Worldwide Inc.	115,745	1,861
	American Vanguard Corp.	154,133	1,720
*	Mercer International Inc.	233,452	1,587
*	ADA-ES Inc.	96,087	1,471
^	Great Northern Iron Ore Properties	14,051	1,466
*	Omnova Solutions Inc.	406,426	1,455
*	TPC Group Inc.	68,952	1,385
*	Flotek Industries Inc.	270,486	1,263
*	Senomyx Inc.	355,717	1,249
	Olympic Steel Inc.	72,997	1,237
*	AM Castle & Co.	112,999	1,236
*	Zoltek Cos. Inc.	178,299	1,146
	NL Industries Inc.	89,136	1,117
*	Universal Stainless & Alloy	39,603	1,007
*	AEP Industries Inc.	43,386	963
*	Landec Corp.	174,389	928
*	Spartech Corp.	226,697	725
*	Headwaters Inc.	465,271	670
*	United States Lime & Minerals Inc.	16,696	666
*	Handy & Harman Ltd.	65,482	661
	FutureFuel Corp.	59,258	616
	Synalloy Corp.	54,709	602
*	Metals USA Holdings Corp.	58,430	523
*	US Energy Corp. Wyoming	186,037	430
*	Penford Corp.	81,876	421
*	TOR Minerals International Inc.	33,160	394
*,^ SunCoke Energy Inc.		32,200	354
	KMG Chemicals Inc.	28,643	353
*	American Pacific Corp.	44,064	323
*	Mod-Pac Corp.	49,498	281
	Chase Corp.	25,936	279
*	Solitario Exploration & Royalty Corp.	111,624	192
*,^ Silver Bull Resources Inc.		315,755	189
*	Timberline Resources Corp.	323,230	187
*	Nanophase Technologies Corp.	267,764	182
*,^ Cereplast Inc.		61,957	176
*	Mines Management Inc.	53,249	87
*	Arabian American Development Co.	22,574	76
*	Verso Paper Corp.	37,309	62
*	US Concrete Inc.	8,243	34
*,^ Clean Diesel Technologies Inc.		9,971	24
*	Material Sciences Corp.	2,600	17
			983,082
Telecommunication Services (1.6%)
*	Crown Castle International Corp.	1,770,591	72,010
*	NII Holdings Inc.	1,179,135	31,778
*	SBA Communications Corp. Class A	785,215	27,074
*	Level 3 Communications Inc.	12,346,802	18,397
*	tw telecom inc Class A	1,044,060	17,248
	Telephone & Data Systems Inc.	495,692	10,533
	AboveNet Inc.	182,158	9,764

*	Global Crossing Ltd.	211,134	5,048
*	PAETEC Holding Corp.	871,021	4,608
*	Cogent Communications Group Inc.	325,487	4,378
*	Cincinnati Bell Inc.	1,402,474	4,334
*	United States Cellular Corp.	108,410	4,298
	NTELOS Holdings Corp.	211,588	3,751
	Consolidated Communications Holdings Inc.	175,833	3,174
*,^ Clearwire Corp. Class A		1,267,277	2,953
	Telephone & Data Systems Inc. (Special Common Shares)	147,351	2,913
*	Premiere Global Services Inc.	443,766	2,849
*	Leap Wireless International Inc.	395,631	2,730
	USA Mobility Inc.	196,114	2,589
	IDT Corp. Class B	123,919	2,528
*	General Communication Inc. Class A	299,303	2,454
*	Vonage Holdings Corp.	925,806	2,407
*	8x8 Inc.	572,686	2,331
*	Neutral Tandem Inc.	240,785	2,331
	Atlantic Tele-Network Inc.	64,581	2,123
	Shenandoah Telecommunications Co.	182,911	2,038
^	Alaska Communications Systems Group Inc.	302,572	1,985
*	Iridium Communications Inc.	299,124	1,855
*	Cbeyond Inc.	196,923	1,390
	HickoryTech Corp.	104,975	1,010
	SureWest Communications	86,044	901
	Warwick Valley Telephone Co.	52,401	666
*,^ Fairpoint Communications Inc.		149,332	642
*	inContact Inc.	177,142	611
*,^ Towerstream Corp.		172,478	441
*	Boingo Wireless Inc.	35,000	250
*	FiberTower Corp.	218,570	207
*	Primus Telecommunications Group Inc.	19,200	204
*	Hawaiian Telcom Holdco Inc.	13,400	187
*	Multiband Corp.	48,121	120
*	Globalstar Inc.	290,490	119
			257,229
Utilities (4.7%)
	American Water Works Co. Inc.	1,214,822	36,663
*	Calpine Corp.	2,514,763	35,408
	OGE Energy Corp.	678,718	32,436
	NSTAR	714,066	31,997
	Alliant Energy Corp.	768,883	29,740
	National Fuel Gas Co.	573,148	27,901
	ITC Holdings Corp.	352,107	27,264
	MDU Resources Group Inc.	1,302,939	25,003
	DPL Inc.	821,785	24,769
	NV Energy Inc.	1,634,865	24,049
	AGL Resources Inc.	543,584	22,146
	Questar Corp.	1,229,703	21,778
	Westar Energy Inc.	801,841	21,185
	Aqua America Inc.	953,919	20,576
	UGI Corp.	774,603	20,349
	Atmos Energy Corp.	625,534	20,299
	Great Plains Energy Inc.	942,216	18,185
	Hawaiian Electric Industries Inc.	672,043	16,317
	Vectren Corp.	575,510	15,585
*	GenOn Energy Inc.	5,345,898	14,862
	Cleco Corp.	430,090	14,683

Piedmont Natural Gas Co. Inc.			507,653	14,666
WGL Holdings Inc.			360,946	14,102
IDACORP Inc.			349,568	13,207
Portland General Electric Co.			529,502	12,544
New Jersey Resources Corp.			291,803	12,422
UIL Holdings Corp.			356,424	11,737
Southwest Gas Corp.			323,428	11,698
South Jersey Industries Inc.			211,287	10,512
PNM Resources Inc.			611,261	10,043
Avista Corp.			406,500	9,695
El Paso Electric Co.			296,969	9,530
Unisource Energy Corp.			258,844	9,342
Black Hills Corp.			277,941	8,516
Northwest Natural Gas Co.			188,137	8,297
NorthWestern Corp.			255,772	8,169
Allete Inc.			219,711	8,048
MGE Energy Inc.			163,061	6,632
Laclede Group Inc.			157,722	6,112
Empire District Electric Co.			295,360	5,724
CH Energy Group Inc.			109,681	5,722
California Water Service Group			295,814	5,239
Otter Tail Corp.			255,093	4,668
American States Water Co.			132,008	4,479
Central Vermont Public Service Corp.			94,503	3,327
Chesapeake Utilities Corp.			79,341	3,182
* Dynegy Inc. Class A			740,706	3,052
Ormat Technologies Inc.			150,615	2,422
Middlesex Water Co.			134,359	2,294
SJW Corp.			91,193	1,985
Unitil Corp.			68,302	1,754
Connecticut Water Service Inc.			63,197	1,581
York Water Co.			78,540	1,271
Delta Natural Gas Co. Inc.			29,409	900
Artesian Resources Corp. Class A			45,300	793
* Cadiz Inc.			98,280	777
Pennichuck Corp.			26,217	734
*,^ US Geothermal Inc.			496,341	228
* Purecycle Corp.			86,317	211
*,^ Synthesis Energy Systems Inc.			110,487	191
*,^ American DG Energy Inc.			38,712	51
				737,052
Total Common Stocks (Cost $16,718,367)				15,784,450
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.144%		221,819,302	221,819

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.075%	11/16/11	2,000	1,999

[4,5] Freddie Mac Discount Notes	0.080%	12/29/11	3,000	2,999
				4,998
Total Temporary Cash Investments (Cost $226,819)				226,817
Total Investments (101.4%) (Cost $16,945,186)				16,011,267
Other Assets and Liabilities-Net (-1.4%)[3]				(219,690)
Net Assets (100%)				15,791,577

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $178,694,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $207,706,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Extended Market Index Fund

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,784,325	—	125
Temporary Cash Investments	221,819	4,998	—
Futures Contracts—Assets[1]	19	—	—
Futures Contracts—Liabilities[1]	(334)	—	—
Total	16,005,829	4,998	125
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of (December 31, 2010)	—
Transfers into Level 3	125
Balance as of (September 30, 2011)	125

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Extended Market Index Fund

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2011	90	5,774	19
E-mini S&P MidCap 400 Index	December 2011	152	11,839	(727)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $16,945,186,000. Net unrealized depreciation of investment securities for tax purposes was $933,919,000, consisting of unrealized gains of $2,405,402,000 on securities that had risen in value since their purchase and $3,339,321,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.6%)
McDonald's Corp.	12,010,427	1,054,756
* Amazon.com Inc.	4,186,083	905,157
Walt Disney Co.	20,785,489	626,890
Home Depot Inc.	18,498,482	608,045
Comcast Corp. Class A	27,390,797	572,468
News Corp. Class A	25,940,665	401,302
* Ford Motor Co.	40,989,532	396,369
* DIRECTV Class A	8,887,934	375,515
Target Corp.	7,578,753	371,662
Time Warner Inc.	12,395,935	371,506
NIKE Inc. Class B	4,224,563	361,242
Starbucks Corp.	8,677,828	323,596
Lowe's Cos. Inc.	15,073,894	291,529
Yum! Brands Inc.	5,390,168	266,220
* priceline.com Inc.	574,775	258,338
TJX Cos. Inc.	4,470,210	247,963
Time Warner Cable Inc.	3,894,834	244,089
Viacom Inc. Class B	6,211,447	240,631
Johnson Controls Inc.	7,855,450	207,148
* General Motors Co.	9,036,079	182,348
Coach Inc.	3,399,756	176,209
* Bed Bath & Beyond Inc.	2,884,897	165,333
* Las Vegas Sands Corp.	4,220,839	161,827
Carnival Corp.	5,282,965	160,074
Kohl's Corp.	3,195,148	156,882
CBS Corp. Class B	7,239,844	147,548
McGraw-Hill Cos. Inc.	3,528,703	144,677
Macy's Inc.	4,931,656	129,801
VF Corp.	1,013,832	123,201
Limited Brands Inc.	3,134,920	120,726
Omnicom Group Inc.	3,256,176	119,958
Staples Inc.	8,260,616	109,866
* Chipotle Mexican Grill Inc. Class A	360,527	109,222
Wynn Resorts Ltd.	939,409	108,107
Ross Stores Inc.	1,360,612	107,067
* Dollar Tree Inc.	1,416,813	106,417
* O'Reilly Automotive Inc.	1,596,015	106,342
Mattel Inc.	4,026,621	104,249
* Liberty Interactive Corp. Class A	6,629,161	97,913
Ralph Lauren Corp. Class A	737,877	95,703
Harley-Davidson Inc.	2,735,428	93,907
* AutoZone Inc.	293,206	93,588
Comcast Corp.	4,520,010	93,519
Nordstrom Inc.	2,035,924	93,001
Genuine Parts Co.	1,821,259	92,520
Marriott International Inc. Class A	3,329,352	90,692
Best Buy Co. Inc.	3,828,632	89,207
Starwood Hotels & Resorts Worldwide Inc.	2,258,733	87,684
Fortune Brands Inc.	1,607,812	86,950

Tiffany & Co.	1,404,719	85,435
Virgin Media Inc.	3,490,545	84,995
* BorgWarner Inc.	1,268,153	76,761
Gap Inc.	4,723,070	76,703
Family Dollar Stores Inc.	1,416,262	72,031
Darden Restaurants Inc.	1,579,977	67,544
* Sirius XM Radio Inc.	43,441,579	65,597
* Netflix Inc.	577,795	65,383
Abercrombie & Fitch Co.	1,016,878	62,599
* CarMax Inc.	2,615,621	62,383
* Discovery Communications Inc. Class A	1,611,454	60,623
* DISH Network Corp. Class A	2,388,758	59,862
* Dollar General Corp.	1,584,953	59,848
Expedia Inc.	2,294,419	59,081
* Apollo Group Inc. Class A	1,470,538	58,248
Wyndham Worldwide Corp.	1,971,284	56,201
* Lululemon Athletica Inc.	1,155,121	56,197
PetSmart Inc.	1,315,680	56,114
* Discovery Communications Inc.	1,563,496	54,957
Tractor Supply Co.	836,308	52,311
Lear Corp.	1,218,357	52,268
Advance Auto Parts Inc.	887,782	51,580
* Liberty Media Corp. - Liberty Capital Class A	771,769	51,029
International Game Technology	3,476,878	50,519
* Fossil Inc.	622,665	50,473
Autoliv Inc.	1,033,222	50,111
* Liberty Global Inc. Class A	1,372,448	49,655
JC Penney Co. Inc.	1,852,467	49,609
H&R Block Inc.	3,539,722	47,114
Hasbro Inc.	1,419,743	46,298
* Liberty Global Inc.	1,298,207	44,931
Whirlpool Corp.	883,597	44,100
^ Garmin Ltd.	1,348,541	42,843
* Deckers Outdoor Corp.	448,667	41,843
* Tempur-Pedic International Inc.	793,909	41,768
PVH Corp.	702,727	40,927
Interpublic Group of Cos. Inc.	5,669,322	40,819
Scripps Networks Interactive Inc. Class A	1,085,470	40,347
Newell Rubbermaid Inc.	3,376,844	40,083
* TRW Automotive Holdings Corp.	1,218,358	39,877
Gentex Corp.	1,652,870	39,752
* NVR Inc.	64,790	39,132
Tupperware Brands Corp.	723,461	38,879
* LKQ Corp.	1,606,533	38,814
Cablevision Systems Corp. Class A	2,438,098	38,351
Polaris Industries Inc.	757,446	37,850
* GameStop Corp. Class A	1,636,961	37,814
* Dick's Sporting Goods Inc.	1,101,913	36,870
* MGM Resorts International	3,964,001	36,826
* Liberty Media Corp. - Liberty Starz Class A	569,917	36,224
Foot Locker Inc.	1,793,910	36,040
Royal Caribbean Cruises Ltd.	1,636,245	35,408
* Panera Bread Co. Class A	336,919	35,019
* Signet Jewelers Ltd.	1,008,111	34,074
Williams-Sonoma Inc.	1,094,504	33,700
* Urban Outfitters Inc.	1,486,125	33,170
* Ulta Salon Cosmetics & Fragrance Inc.	530,405	33,007

	Leggett & Platt Inc.	1,661,717	32,885
*	Big Lots Inc.	871,537	30,356
	DR Horton Inc.	3,327,712	30,083
*	Mohawk Industries Inc.	678,192	29,101
*	Under Armour Inc. Class A	435,263	28,906
*,^ Sears Holdings Corp.		501,929	28,871
	Jarden Corp.	1,010,829	28,566
*	Goodyear Tire & Rubber Co.	2,830,091	28,556
	DeVry Inc.	758,333	28,028
*	Hanesbrands Inc.	1,120,193	28,016
	Gannett Co. Inc.	2,782,521	26,517
*	Penn National Gaming Inc.	777,587	25,886
	Service Corp. International	2,765,357	25,331
*	Toll Brothers Inc.	1,744,614	25,175
	American Eagle Outfitters Inc.	2,037,583	23,880
	John Wiley & Sons Inc. Class A	534,437	23,740
*	Crocs Inc.	999,799	23,665
*	Warnaco Group Inc.	510,549	23,531
	Chico's FAS Inc.	2,045,849	23,384
	Harman International Industries Inc.	811,196	23,184
	Aaron's Inc.	881,847	22,267
	Weight Watchers International Inc.	381,556	22,226
	Sotheby's	784,494	21,629
	Guess? Inc.	752,837	21,448
*	Ascena Retail Group Inc.	772,054	20,900
	Brinker International Inc.	996,839	20,854
	Lennar Corp. Class A	1,537,933	20,824
*	Carter's Inc.	669,390	20,443
	Rent-A-Center Inc.	738,640	20,276
*	AMC Networks Inc. Class A	617,959	19,744
	Washington Post Co. Class B	59,781	19,547
*	Sally Beauty Holdings Inc.	1,168,358	19,395
	Wolverine World Wide Inc.	575,957	19,151
	Cinemark Holdings Inc.	992,806	18,744
	Dillard's Inc. Class A	423,525	18,415
*	Tenneco Inc.	700,722	17,945
	Wendy's Co.	3,888,749	17,849
*	Dana Holding Corp.	1,699,113	17,841
*,^ AutoNation Inc.		516,973	16,946
	Morningstar Inc.	292,206	16,492
*	Life Time Fitness Inc.	441,113	16,255
*	Hyatt Hotels Corp. Class A	516,043	16,188
	Vail Resorts Inc.	419,258	15,844
*	Pulte Group Inc.	4,000,139	15,801
*	Cheesecake Factory Inc.	640,855	15,797
*	HSN Inc.	476,770	15,795
*	Domino's Pizza Inc.	572,923	15,612
*	ANN Inc.	670,025	15,303
	Men's Wearhouse Inc.	580,273	15,134
*	JOS A Bank Clothiers Inc.	320,806	14,959
*	Madison Square Garden Co. Class A	649,208	14,802
*	DreamWorks Animation SKG Inc. Class A	806,471	14,662
	Pool Corp.	559,288	14,642
	RadioShack Corp.	1,233,136	14,329
	DSW Inc. Class A	309,125	14,275
	Six Flags Entertainment Corp.	514,202	14,254
*	Genesco Inc.	275,019	14,172

*	Childrens Place Retail Stores Inc.	303,385	14,117
*,^ ITT Educational Services Inc.		244,884	14,100
*,^ Coinstar Inc.		350,230	14,009
	Brunswick Corp.	985,731	13,840
*	Shutterfly Inc.	332,645	13,698
*,^ Tesla Motors Inc.		554,223	13,517
*	Live Nation Entertainment Inc.	1,684,568	13,493
*	Bally Technologies Inc.	497,905	13,433
*	Iconix Brand Group Inc.	848,919	13,413
	Hillenbrand Inc.	727,443	13,385
*	Steven Madden Ltd.	439,367	13,225
*	Buffalo Wild Wings Inc.	213,631	12,775
*	BJ's Restaurants Inc.	287,744	12,692
	Buckle Inc.	329,153	12,659
	Express Inc.	620,376	12,587
*,^ Lamar Advertising Co. Class A		724,370	12,336
	Finish Line Inc. Class A	610,422	12,202
*	Pier 1 Imports Inc.	1,237,947	12,107
	Strayer Education Inc.	153,817	11,793
*	Career Education Corp.	900,399	11,750
*	WMS Industries Inc.	666,144	11,717
*	Saks Inc.	1,328,253	11,622
^	Regal Entertainment Group Class A	985,968	11,575
	Thor Industries Inc.	521,552	11,552
*	Vitamin Shoppe Inc.	302,061	11,309
	Monro Muffler Brake Inc.	336,181	11,084
*	Aeropostale Inc.	1,021,048	11,038
*	Jack in the Box Inc.	553,395	11,024
*	Hibbett Sports Inc.	324,620	11,001
	Cracker Barrel Old Country Store Inc.	268,506	10,762
*	Valassis Communications Inc.	573,401	10,746
*	Cabela's Inc.	520,129	10,657
	Matthews International Corp. Class A	344,658	10,602
*	99 Cents Only Stores	571,733	10,531
	Arbitron Inc.	314,774	10,413
	Choice Hotels International Inc.	346,292	10,292
	Bob Evans Farms Inc.	352,807	10,062
	Regis Corp.	711,430	10,024
	Texas Roadhouse Inc. Class A	752,644	9,950
	Group 1 Automotive Inc.	279,057	9,920
	Sturm Ruger & Co. Inc.	373,272	9,698
^	Meredith Corp.	424,350	9,607
*	Collective Brands Inc.	740,111	9,592
	Cato Corp. Class A	419,288	9,459
	Jones Group Inc.	1,018,039	9,376
	National CineMedia Inc.	631,270	9,160
	Scholastic Corp.	308,242	8,640
*	True Religion Apparel Inc.	320,081	8,629
	American Greetings Corp. Class A	458,297	8,478
*	New York Times Co. Class A	1,452,371	8,438
*	Lions Gate Entertainment Corp.	1,213,343	8,372
*	Pinnacle Entertainment Inc.	919,964	8,353
	CEC Entertainment Inc.	292,559	8,329
	PF Chang's China Bistro Inc.	300,309	8,180
*	Gaylord Entertainment Co.	415,708	8,040
*	Orient-Express Hotels Ltd. Class A	1,155,508	7,985
*	Papa John's International Inc.	261,509	7,950

*	Helen of Troy Ltd.	311,633	7,828
	MDC Holdings Inc.	461,301	7,814
	Penske Automotive Group Inc.	486,034	7,777
	Cooper Tire & Rubber Co.	678,921	7,393
*	Select Comfort Corp.	523,136	7,308
*	Peet's Coffee & Tea Inc.	130,008	7,234
	Columbia Sportswear Co.	150,168	6,968
*	K12 Inc.	273,574	6,965
*	Steiner Leisure Ltd.	163,799	6,678
*	American Public Education Inc.	195,215	6,637
*	Wet Seal Inc. Class A	1,476,400	6,614
*	Biglari Holdings Inc.	22,087	6,546
*	Office Depot Inc.	3,133,218	6,454
*,^ Education Management Corp.		432,654	6,421
	Ameristar Casinos Inc.	399,196	6,407
*	Liz Claiborne Inc.	1,274,928	6,375
*,^ Dunkin' Brands Group Inc.		227,100	6,291
*,^ Vera Bradley Inc.		172,678	6,225
	International Speedway Corp. Class A	271,521	6,202
	Stage Stores Inc.	443,518	6,152
*	Charming Shoppes Inc.	2,328,091	6,053
*	Grand Canyon Education Inc.	374,724	6,052
*	Scientific Games Corp. Class A	849,057	6,045
	Barnes & Noble Inc.	510,211	6,036
*	iRobot Corp.	238,916	6,011
*	DineEquity Inc.	154,296	5,939
	Fred's Inc. Class A	554,394	5,910
*	Meritage Homes Corp.	374,932	5,676
*,^ Blue Nile Inc.		159,138	5,614
*	Interval Leisure Group Inc.	414,341	5,519
*	Skechers U.S.A. Inc. Class A	390,244	5,475
*	Krispy Kreme Doughnuts Inc.	797,230	5,437
^	KB Home	898,367	5,264
*	Capella Education Co.	181,106	5,140
*	Ruby Tuesday Inc.	717,508	5,137
*	Quiksilver Inc.	1,665,212	5,079
	Superior Industries International Inc.	327,876	5,066
	Sonic Automotive Inc. Class A	466,955	5,038
*	Maidenform Brands Inc.	212,553	4,976
	HOT Topic Inc.	650,310	4,962
*	Modine Manufacturing Co.	545,511	4,942
	Nutrisystem Inc.	404,431	4,898
*	Asbury Automotive Group Inc.	293,524	4,840
	News Corp. Class B	304,897	4,753
*	Standard Pacific Corp.	1,922,692	4,749
	Stewart Enterprises Inc. Class A	792,463	4,715
*	Denny's Corp.	1,409,714	4,694
*	Exide Technologies	1,173,180	4,693
	Ryland Group Inc.	437,816	4,663
*	OfficeMax Inc.	950,236	4,609
	PEP Boys-Manny Moe & Jack	466,153	4,601
*	American Axle & Manufacturing Holdings Inc.	601,955	4,593
*	Ascent Capital Group Inc. Class A	116,671	4,588
	Jakks Pacific Inc.	239,459	4,538
*	Shuffle Master Inc.	532,482	4,478
	Oxford Industries Inc.	128,572	4,410
*	Zumiez Inc.	250,913	4,393

	Belo Corp. Class A	876,289	4,285
*	La-Z-Boy Inc.	574,999	4,261
	Harte-Hanks Inc.	486,684	4,127
	Churchill Downs Inc.	105,181	4,105
*	Red Robin Gourmet Burgers Inc.	166,440	4,010
	Standard Motor Products Inc.	308,654	4,003
*	Dorman Products Inc.	120,760	3,995
*	Universal Technical Institute Inc.	285,902	3,885
*	Sonic Corp.	548,778	3,880
*	Federal-Mogul Corp.	262,153	3,867
	Blyth Inc.	69,509	3,854
*	Clear Channel Outdoor Holdings Inc. Class A	411,477	3,851
*	Core-Mark Holding Co. Inc.	124,511	3,814
*	EW Scripps Co. Class A	543,445	3,804
*	Knology Inc.	289,480	3,757
	Ethan Allen Interiors Inc.	275,856	3,754
	Sinclair Broadcast Group Inc. Class A	504,341	3,616
*	America's Car-Mart Inc.	120,901	3,509
*	Rue21 Inc.	150,891	3,424
	Callaway Golf Co.	658,772	3,406
	Drew Industries Inc.	168,426	3,365
*	G-III Apparel Group Ltd.	144,687	3,308
*	Amerigon Inc.	259,817	3,307
*,^ Bridgepoint Education Inc.		188,402	3,286
*,^ Lumber Liquidators Holdings Inc.		216,694	3,272
	Brown Shoe Co. Inc.	417,848	2,975
*	Systemax Inc.	228,022	2,900
*,^ Boyd Gaming Corp.		579,849	2,841
^	World Wrestling Entertainment Inc. Class A	311,943	2,779
*	Perry Ellis International Inc.	145,831	2,742
	PetMed Express Inc.	302,903	2,726
	Lennar Corp. Class B	266,260	2,721
*	Steinway Musical Instruments Inc.	124,755	2,690
	Lithia Motors Inc. Class A	186,045	2,675
*	Fuel Systems Solutions Inc.	134,970	2,593
*	AFC Enterprises Inc.	212,593	2,515
	Movado Group Inc.	197,890	2,410
*	Rentrak Corp.	191,094	2,406
*,^ Eastman Kodak Co.		2,916,902	2,275
*	Arctic Cat Inc.	156,285	2,265
*	Geeknet Inc.	111,582	2,256
*	Carmike Cinemas Inc.	325,931	2,154
*	Famous Dave's Of America Inc.	249,402	2,147
*	Bravo Brio Restaurant Group Inc.	128,591	2,140
*,^ Talbots Inc.		778,727	2,103
	Carriage Services Inc. Class A	346,033	2,042
*	Universal Electronics Inc.	122,071	2,001
*	Cavco Industries Inc.	57,982	1,997
*	Winnebago Industries Inc.	286,655	1,984
	Hooker Furniture Corp.	209,836	1,899
	Cherokee Inc.	146,476	1,882
*	Journal Communications Inc. Class A	624,003	1,853
	Destination Maternity Corp.	141,007	1,815
*	Midas Inc.	218,761	1,794
*	Unifi Inc.	219,213	1,791
	Mac-Gray Corp.	137,153	1,771
*	Town Sports International Holdings Inc.	241,557	1,754

	Marcus Corp.	174,153	1,733
*	Citi Trends Inc.	146,542	1,725
*,^ hhgregg Inc.		176,810	1,724
	Stein Mart Inc.	275,099	1,719
	Speedway Motorsports Inc.	137,723	1,664
*	Carrols Restaurant Group Inc.	185,734	1,653
	Strattec Security Corp.	66,843	1,603
	Lincoln Educational Services Corp.	197,838	1,601
*	O'Charleys Inc.	262,662	1,560
*	Kirkland's Inc.	169,095	1,551
	Weyco Group Inc.	69,146	1,542
*	Libbey Inc.	146,125	1,540
^	CPI Corp.	246,087	1,526
*,^ Corinthian Colleges Inc.		971,841	1,516
	Bebe Stores Inc.	223,805	1,504
*	Shoe Carnival Inc.	62,945	1,486
*	Monarch Casino & Resort Inc.	150,288	1,470
	Haverty Furniture Cos. Inc.	146,441	1,463
*	Caribou Coffee Co. Inc.	120,589	1,425
	Big 5 Sporting Goods Corp.	232,864	1,416
	Christopher & Banks Corp.	398,347	1,406
*	Smith & Wesson Holding Corp.	550,906	1,388
*	Saga Communications Inc. Class A	45,356	1,338
	Spartan Motors Inc.	314,997	1,301
*	Multimedia Games Holding Co. Inc.	318,492	1,287
*	Overstock.com Inc.	137,480	1,274
*	Cost Plus Inc.	201,549	1,270
*	Furniture Brands International Inc.	605,335	1,247
*	Learning Tree International Inc.	165,377	1,211
*,^ Zagg Inc.		119,363	1,184
*,^ Hovnanian Enterprises Inc. Class A		967,469	1,180
	CSS Industries Inc.	70,636	1,178
*	Daily Journal Corp.	17,925	1,170
	AH Belo Corp. Class A	277,411	1,165
*	Leapfrog Enterprises Inc.	341,575	1,151
*,^ Beazer Homes USA Inc.		760,922	1,149
*	K-Swiss Inc. Class A	269,339	1,145
*	Zale Corp.	397,772	1,134
*	Coldwater Creek Inc.	906,201	1,133
*	Kenneth Cole Productions Inc. Class A	105,248	1,129
*,^ Cumulus Media Inc. Class A		394,758	1,121
*	Morgans Hotel Group Co.	175,856	1,053
*	Sealy Corp.	709,379	1,050
	Bassett Furniture Industries Inc.	145,787	1,028
*	Audiovox Corp. Class A	185,001	1,016
*	Stoneridge Inc.	192,256	1,004
	Lifetime Brands Inc.	102,805	991
	Shiloh Industries Inc.	108,341	972
*	Jamba Inc.	752,125	970
*	Isle of Capri Casinos Inc.	196,698	952
	Ambassadors Group Inc.	166,103	952
*	Red Lion Hotels Corp.	139,524	936
*	Fisher Communications Inc.	41,285	922
*	Casual Male Retail Group Inc.	245,033	921
*	Benihana Inc. Class A	104,472	900
*	Cache Inc.	180,108	899
	Gaiam Inc. Class A	263,014	892

*,^ Martha Stewart Living Omnimedia Class A		280,887	876
*	West Marine Inc.	111,032	855
*	New York & Co. Inc.	265,553	847
*	Body Central Corp.	46,374	842
*	Radio One Inc.	675,705	831
	Dover Downs Gaming & Entertainment Inc.	355,462	800
*,^ Conn's Inc.		111,322	799
*	Kid Brands Inc.	291,432	769
*	McCormick & Schmick's Seafood Restaurants Inc.	111,113	769
*	Tuesday Morning Corp.	214,618	755
*	Delta Apparel Inc.	47,833	753
*	Morton's Restaurant Group Inc.	155,616	744
*	LIN TV Corp. Class A	340,392	742
*	Johnson Outdoors Inc. Class A	48,020	739
*	Entercom Communications Corp. Class A	138,464	727
*	Rick's Cabaret International Inc.	104,706	703
*	Valuevision Media Inc. Class A	291,685	688
*	Navarre Corp.	403,762	686
*	Great Wolf Resorts Inc.	267,831	686
^	Bon-Ton Stores Inc.	135,766	675
*	MarineMax Inc.	101,809	659
*	Stanley Furniture Co. Inc.	222,499	656
*	Heelys Inc.	324,543	656
*	Premier Exhibitions Inc.	345,029	645
*	Pacific Sunwear of California Inc.	536,204	643
	Collectors Universe	43,513	642
	Outdoor Channel Holdings Inc.	110,258	631
*,^ McClatchy Co. Class A		462,456	620
*	Orbitz Worldwide Inc.	282,302	613
*	M/I Homes Inc.	100,961	607
*	Build-A-Bear Workshop Inc.	110,719	565
*	Joe's Jeans Inc.	832,167	524
*	Luby's Inc.	126,848	520
*	Century Casinos Inc.	197,852	518
*	1-800-Flowers.com Inc. Class A	210,914	489
	Skyline Corp.	50,086	478
	Escalade Inc.	93,954	472
*	Marine Products Corp.	136,678	467
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		175,087	438
*,^ American Apparel Inc.		530,315	419
*,^ Lee Enterprises Inc.		533,582	416
*,^ Dex One Corp.		728,768	408
*	MTR Gaming Group Inc.	207,998	408
*	Nexstar Broadcasting Group Inc. Class A	61,008	403
*	dELiA*s Inc.	292,376	386
*	Ruth's Hospitality Group Inc.	89,924	386
*	Nautilus Inc.	256,489	385
*	Wonder Auto Technology Inc.	388,803	371
*	Hastings Entertainment Inc.	120,799	356
*	Reading International Inc. Class A	80,385	346
*	Benihana Inc. Class A	37,839	323
*	Culp Inc.	38,024	321
*	Dixie Group Inc.	99,243	316
*	Gray Television Inc.	201,600	314
*	Trans World Entertainment Corp.	160,912	306
*	Motorcar Parts of America Inc.	37,041	305
*	Vitacost.com Inc.	63,377	302

*	Dover Motorsports Inc.	236,518	289
	Gaming Partners International Corp.	41,577	274
*	Syms Corp.	31,200	274
*	Bluegreen Corp.	125,034	263
^	Books-A-Million Inc.	109,907	255
*	Empire Resorts Inc.	321,191	254
*	Emerson Radio Corp.	167,147	252
*	Hollywood Media Corp.	169,187	248
*	AC Moore Arts & Crafts Inc.	233,004	247
	Frisch's Restaurants Inc.	12,073	234
*	Duckwall-ALCO Stores Inc.	24,964	234
*	Canterbury Park Holding Corp.	24,382	229
*	Lakes Entertainment Inc.	92,509	226
*	interCLICK Inc.	38,505	214
*,^ SuperMedia Inc.		129,154	200
*	Harris Interactive Inc.	397,783	195
	Salem Communications Corp. Class A	81,595	187
*	Entravision Communications Corp. Class A	178,402	182
*	Media General Inc. Class A	83,158	159
*	ReachLocal Inc.	14,200	154
*	Sport Chalet Inc. Class A	63,784	113
*	Hallwood Group Inc.	12,464	110
*	TravelCenters of America LLC	27,000	95
*	Private Media Group Inc.	125,794	82
*,^ Atrinsic Inc.		35,997	81
*	Rocky Brands Inc.	7,659	76
*	LodgeNet Interactive Corp.	43,342	73
*	Spanish Broadcasting System Inc.	34,359	57
*	Tower International Inc.	4,819	50
*,^ Universal Travel Group		42,843	42
*	US Auto Parts Network Inc.	8,099	41
	Flexsteel Industries	2,670	40
	National American University Holdings Inc.	5,421	39
	Winmark Corp.	700	32
*	Forward Industries Inc.	14,310	32
*	Princeton Review Inc.	228,204	30
*	Hovnanian Enterprises Inc. Class B	19,300	24
*	Archipelago Learning Inc.	2,581	22
*	Tandy Brands Accessories Inc.	17,460	20
*	SPAR Group Inc.	16,145	19
*	Sport Chalet Inc. Class B	1,820	4
	Einstein Noah Restaurant Group Inc.	328	4
	Bowl America Inc. Class A	200	3
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	9,739	2
*	Cambium Learning Group Inc.	500	1
	Educational Development Corp.	281	1
	Koss Corp.	100	1
			16,925,900
Consumer Staples (10.3%)
	Procter & Gamble Co.	32,310,461	2,041,375
	Coca-Cola Co.	23,849,265	1,611,256
	Philip Morris International Inc.	20,585,867	1,284,146
	Wal-Mart Stores Inc.	22,108,100	1,147,410
	PepsiCo Inc.	18,296,816	1,132,573
	Altria Group Inc.	24,231,967	649,659
	Kraft Foods Inc.	19,330,540	649,120
	CVS Caremark Corp.	15,695,688	527,061

Colgate-Palmolive Co.	5,659,220	501,860
Costco Wholesale Corp.	5,057,130	415,291
Walgreen Co.	10,597,697	348,558
Kimberly-Clark Corp.	4,548,278	322,973
General Mills Inc.	7,390,906	284,328
HJ Heinz Co.	3,726,480	188,113
Lorillard Inc.	1,664,191	184,226
Archer-Daniels-Midland Co.	7,386,048	183,248
Sysco Corp.	6,756,589	174,996
Mead Johnson Nutrition Co.	2,366,443	162,882
Kellogg Co.	2,941,618	156,465
Reynolds American Inc.	4,050,291	151,805
Kroger Co.	6,672,472	146,527
* Green Mountain Coffee Roasters Inc.	1,478,935	137,452
Estee Lauder Cos. Inc. Class A	1,394,010	122,450
ConAgra Foods Inc.	4,736,607	114,721
Hershey Co.	1,910,118	113,155
Whole Foods Market Inc.	1,730,213	113,000
Sara Lee Corp.	6,439,798	105,291
Clorox Co.	1,543,600	102,387
Dr Pepper Snapple Group Inc.	2,562,752	99,384
Bunge Ltd.	1,704,730	99,369
JM Smucker Co.	1,343,001	97,891
Avon Products Inc.	4,980,209	97,612
Coca-Cola Enterprises Inc.	3,766,283	93,705
* Hansen Natural Corp.	870,059	75,947
Molson Coors Brewing Co. Class B	1,890,912	74,899
Herbalife Ltd.	1,367,561	73,301
Church & Dwight Co. Inc.	1,651,335	72,989
Campbell Soup Co.	2,225,376	72,035
Brown-Forman Corp. Class B	975,059	68,391
Safeway Inc.	4,100,703	68,195
McCormick & Co. Inc.	1,390,043	64,164
Tyson Foods Inc. Class A	3,583,569	62,211
* Energizer Holdings Inc.	807,942	53,680
* Ralcorp Holdings Inc.	637,992	48,940
Hormel Foods Corp.	1,702,408	45,999
* Constellation Brands Inc. Class A	2,197,365	39,553
Corn Products International Inc.	884,245	34,698
* Smithfield Foods Inc.	1,734,237	33,818
* BJ's Wholesale Club Inc.	634,762	32,525
Nu Skin Enterprises Inc. Class A	643,051	26,056
Flowers Foods Inc.	1,335,548	25,990
* TreeHouse Foods Inc.	412,663	25,519
^ Diamond Foods Inc.	255,231	20,365
Ruddick Corp.	512,785	19,993
* United Natural Foods Inc.	533,011	19,743
Casey's General Stores Inc.	439,915	19,202
* Dean Foods Co.	2,126,987	18,866
* Darling International Inc.	1,361,252	17,138
SUPERVALU Inc.	2,458,680	16,375
Lancaster Colony Corp.	222,572	13,579
Sanderson Farms Inc.	277,405	13,177
Pricesmart Inc.	207,962	12,960
* Fresh Market Inc.	334,437	12,762
* Hain Celestial Group Inc.	404,209	12,349
Fresh Del Monte Produce Inc.	483,681	11,221

^	Vector Group Ltd.	612,981	10,531
	Universal Corp.	272,189	9,761
	B&G Foods Inc. Class A	540,526	9,016
	Snyders-Lance Inc.	395,219	8,240
	WD-40 Co.	189,173	7,537
*,^ Boston Beer Co. Inc. Class A		102,065	7,420
	Andersons Inc.	214,879	7,233
*	Elizabeth Arden Inc.	238,361	6,779
	J&J Snack Foods Corp.	139,939	6,724
*	Rite Aid Corp.	6,277,928	6,152
*	Heckmann Corp.	1,110,733	5,876
	Nash Finch Co.	214,064	5,765
	Tootsie Roll Industries Inc.	228,810	5,519
^	Cal-Maine Foods Inc.	173,777	5,462
*	Chiquita Brands International Inc.	627,540	5,234
*,^ Central European Distribution Corp.		727,033	5,096
*	Spectrum Brands Holdings Inc.	209,300	4,944
	Coca-Cola Bottling Co. Consolidated	85,216	4,726
	Weis Markets Inc.	125,292	4,643
	Spartan Stores Inc.	268,215	4,152
*	Smart Balance Inc.	667,121	3,936
*	Prestige Brands Holdings Inc.	433,145	3,920
*,^ Dole Food Co. Inc.		363,848	3,638
*	Smart Balance Inc.	235,754	3,480
*	Winn-Dixie Stores Inc.	537,790	3,184
*	Central Garden and Pet Co. Class A	396,460	2,807
*	Pantry Inc.	230,449	2,795
*,^ USANA Health Sciences Inc.		93,807	2,580
	Inter Parfums Inc.	156,060	2,411
*	Medifast Inc.	147,818	2,387
*	Revlon Inc. Class A	192,679	2,374
	Calavo Growers Inc.	114,803	2,356
	Schiff Nutrition International Inc.	196,033	2,172
	Village Super Market Inc. Class A	84,595	2,025
	Oil-Dri Corp. of America	107,366	1,995
*,^ Star Scientific Inc.		846,865	1,956
*	Alliance One International Inc.	761,381	1,858
*	Nutraceutical International Corp.	144,527	1,847
	National Beverage Corp.	119,022	1,804
*	Pilgrim's Pride Corp.	411,386	1,757
*	Omega Protein Corp.	190,114	1,726
*	Physicians Formula Holdings Inc.	596,340	1,640
*	Central Garden and Pet Co.	230,873	1,593
	Ingles Markets Inc. Class A	106,963	1,523
*	John B Sanfilippo & Son Inc.	178,645	1,426
*	Susser Holdings Corp.	68,931	1,374
	Imperial Sugar Co.	211,735	1,364
*,^ Lifeway Foods Inc.		112,340	1,199
*	Inventure Foods Inc.	270,347	1,054
	Limoneira Co.	64,329	919
	Alico Inc.	42,258	830
*	Seneca Foods Corp. Class A	40,736	807
	Female Health Co.	167,990	685
*	Primo Water Corp.	107,753	608
	Griffin Land & Nurseries Inc.	22,948	589
*	Parlux Fragrances Inc.	133,041	427
*	Reddy Ice Holdings Inc.	320,485	401

MGP Ingredients Inc.	60,269	306
Reliv International Inc.	146,638	233
Farmer Bros Co.	38,108	210
Orchids Paper Products Co.	15,513	194
* Overhill Farms Inc.	36,251	134
* Jones Soda Co.	174,121	120
* Mannatech Inc.	218,373	118
* Crystal Rock Holdings Inc.	32,920	24
* Craft Brewers Alliance Inc.	749	4
Bridgford Foods Corp.	100	1
		14,968,530
Energy (10.8%)
Exxon Mobil Corp.	57,021,665	4,141,484
Chevron Corp.	23,269,459	2,152,890
ConocoPhillips	15,543,979	984,245
Schlumberger Ltd.	15,707,285	938,196
Occidental Petroleum Corp.	9,409,467	672,777
Anadarko Petroleum Corp.	5,759,344	363,127
Apache Corp.	4,438,971	356,183
Halliburton Co.	10,592,651	323,288
Devon Energy Corp.	4,652,490	257,934
National Oilwell Varco Inc.	4,898,177	250,885
Baker Hughes Inc.	5,032,131	232,283
EOG Resources Inc.	3,108,013	220,700
Chesapeake Energy Corp.	7,614,966	194,562
Hess Corp.	3,540,673	185,744
Spectra Energy Corp.	7,526,449	184,624
Marathon Oil Corp.	8,245,490	177,938
Williams Cos. Inc.	6,810,685	165,772
El Paso Corp.	8,905,011	155,660
Noble Energy Inc.	2,043,661	144,691
* Southwestern Energy Co.	4,029,205	134,293
* Cameron International Corp.	2,838,109	117,895
Valero Energy Corp.	6,605,342	117,443
Marathon Petroleum Corp.	4,113,832	111,320
Range Resources Corp.	1,860,846	108,785
Peabody Energy Corp.	3,136,388	106,261
* Weatherford International Ltd.	8,634,431	105,426
* FMC Technologies Inc.	2,784,330	104,691
Murphy Oil Corp.	2,127,263	93,940
Consol Energy Inc.	2,624,152	89,037
EQT Corp.	1,643,589	87,702
Noble Corp.	2,919,444	85,686
* Concho Resources Inc.	1,137,383	80,913
Pioneer Natural Resources Co.	1,217,018	80,043
Cabot Oil & Gas Corp.	1,209,712	74,893
HollyFrontier Corp.	2,422,641	63,522
* Newfield Exploration Co.	1,557,524	61,818
* Kinder Morgan Management LLC	991,290	58,179
Southern Union Co.	1,372,579	55,686
QEP Resources Inc.	2,046,257	55,392
Cimarex Energy Co.	990,939	55,195
* Denbury Resources Inc.	4,652,843	53,508
Helmerich & Payne Inc.	1,238,415	50,280
* Ultra Petroleum Corp.	1,771,850	49,116
* Whiting Petroleum Corp.	1,359,639	47,696
Core Laboratories NV	528,208	47,449

*	Alpha Natural Resources Inc.	2,625,025	46,437
	SM Energy Co.	737,363	44,721
*	Rowan Cos. Inc.	1,476,659	44,580
	Oceaneering International Inc.	1,257,812	44,451
^	Diamond Offshore Drilling Inc.	804,765	44,053
	Sunoco Inc.	1,403,136	43,511
*	Nabors Industries Ltd.	3,328,302	40,805
*	Dresser-Rand Group Inc.	928,422	37,629
*	Plains Exploration & Production Co.	1,635,336	37,138
	Arch Coal Inc.	2,442,101	35,606
*	Brigham Exploration Co.	1,356,016	34,253
	Energen Corp.	834,628	34,128
	Kinder Morgan Inc.	1,284,705	33,261
*	Tesoro Corp.	1,664,372	32,405
	Patterson-UTI Energy Inc.	1,793,802	31,105
*	Oil States International Inc.	594,802	30,287
*	McDermott International Inc.	2,723,094	29,301
	World Fuel Services Corp.	820,034	26,774
*	Continental Resources Inc.	523,503	25,322
	Tidewater Inc.	600,652	25,257
*	Superior Energy Services Inc.	919,226	24,121
*	SandRidge Energy Inc.	4,275,524	23,772
	CARBO Ceramics Inc.	227,946	23,371
*	Atwood Oceanics Inc.	676,728	23,252
*	CVR Energy Inc.	1,016,114	21,481
*	Rosetta Resources Inc.	614,877	21,041
*	Dril-Quip Inc.	370,975	19,999
*	Bill Barrett Corp.	548,601	19,881
	SEACOR Holdings Inc.	238,899	19,162
	Berry Petroleum Co. Class A	538,456	19,051
	Lufkin Industries Inc.	353,450	18,807
*	Forest Oil Corp.	1,252,181	18,031
	Bristow Group Inc.	421,812	17,898
*	Unit Corp.	476,511	17,593
*	Energy XXI Bermuda Ltd.	778,164	16,692
	EXCO Resources Inc.	1,493,812	16,014
*	Helix Energy Solutions Group Inc.	1,167,254	15,291
*	Key Energy Services Inc.	1,492,590	14,165
*	Complete Production Services Inc.	730,886	13,777
*	Gran Tierra Energy Inc.	2,877,350	13,725
*	Oasis Petroleum Inc.	588,682	13,145
*,^ Northern Oil and Gas Inc.		662,710	12,850
*	Gulfport Energy Corp.	497,343	12,026
*	Swift Energy Co.	492,006	11,975
*	Cloud Peak Energy Inc.	705,847	11,964
*	Kodiak Oil & Gas Corp.	2,264,701	11,799
*	McMoRan Exploration Co.	1,106,258	10,985
*	Cobalt International Energy Inc.	1,354,158	10,441
*	Gulfmark Offshore Inc.	278,567	10,123
*	Carrizo Oil & Gas Inc.	428,080	9,225
*	Patriot Coal Corp.	1,058,628	8,956
*	Global Industries Ltd.	1,101,921	8,727
*	Enbridge Energy Management LLC	315,626	8,677
	RPC Inc.	515,437	8,412
*	Stone Energy Corp.	510,416	8,274
*,^ Quicksilver Resources Inc.		1,085,079	8,225
*,^ Hyperdynamics Corp.		2,203,315	8,152

*	Comstock Resources Inc.	524,507	8,109
*	Hornbeck Offshore Services Inc.	316,620	7,887
*	Western Refining Inc.	632,193	7,877
	Contango Oil & Gas Co.	141,252	7,728
*	Rex Energy Corp.	591,926	7,488
	Targa Resources Corp.	248,078	7,380
*	SemGroup Corp. Class A	364,940	7,284
*	Exterran Holdings Inc.	698,642	6,791
*	ION Geophysical Corp.	1,422,089	6,727
*	Tetra Technologies Inc.	867,274	6,695
*	Newpark Resources Inc.	954,872	5,815
*	Parker Drilling Co.	1,243,138	5,457
*,^ Harvest Natural Resources Inc.		616,285	5,282
	Crosstex Energy Inc.	382,381	5,155
*	Resolute Energy Corp.	451,689	5,131
	W&T Offshore Inc.	370,926	5,104
*,^ Clean Energy Fuels Corp.		453,673	5,045
	Gulf Island Fabrication Inc.	240,120	4,966
*	Basic Energy Services Inc.	345,396	4,891
*	Hercules Offshore Inc.	1,673,863	4,888
*	Tesco Corp.	416,184	4,828
*	Petroleum Development Corp.	236,559	4,587
^	Overseas Shipholding Group Inc.	330,696	4,544
*	Magnum Hunter Resources Corp.	1,372,546	4,543
*	Pioneer Drilling Co.	598,982	4,301
*,^ ATP Oil & Gas Corp.		535,144	4,126
*	Petroquest Energy Inc.	738,750	4,063
*,^ Cheniere Energy Inc.		774,058	3,986
*	Approach Resources Inc.	212,736	3,614
*,^ Goodrich Petroleum Corp.		295,962	3,498
*	Georesources Inc.	190,113	3,382
*	Clayton Williams Energy Inc.	77,851	3,333
*,^ Amyris Inc.		163,594	3,311
*	Venoco Inc.	364,558	3,212
*	James River Coal Co.	491,082	3,128
*	Energy Partners Ltd.	281,420	3,115
	Penn Virginia Corp.	552,691	3,079
*	Vaalco Energy Inc.	620,908	3,018
*	USEC Inc.	1,867,938	3,007
*	Rentech Inc.	3,647,797	2,846
*	REX American Resources Corp.	160,899	2,716
*	Callon Petroleum Co.	681,535	2,638
*	Endeavour International Corp.	330,490	2,637
*	Matrix Service Co.	294,604	2,507
*	OYO Geospace Corp.	44,315	2,495
	Panhandle Oil and Gas Inc. Class A	86,890	2,465
*	Willbros Group Inc.	551,926	2,302
*	Cal Dive International Inc.	1,174,781	2,244
*,^ BPZ Resources Inc.		809,636	2,243
*	Warren Resources Inc.	902,990	2,167
*,^ Abraxas Petroleum Corp.		789,834	2,085
*	FX Energy Inc.	503,306	2,079
^	Houston American Energy Corp.	146,738	2,019
*	Dawson Geophysical Co.	83,270	1,964
*	Double Eagle Petroleum Co.	288,909	1,840
*	Bolt Technology Corp.	166,163	1,668
*	PHI Inc.	83,581	1,600

*	Vantage Drilling Co.	1,259,078	1,574
*	Gastar Exploration Ltd.	524,289	1,573
*	TransAtlantic Petroleum Ltd.	1,669,879	1,369
	Delek US Holdings Inc.	111,599	1,258
*,^ Uranium Energy Corp.		458,646	1,257
*	Natural Gas Services Group Inc.	92,868	1,192
*	Westmoreland Coal Co.	142,959	1,109
*	Syntroleum Corp.	1,238,370	1,065
*	Green Plains Renewable Energy Inc.	103,852	969
*	CREDO Petroleum Corp.	107,559	896
	Alon USA Energy Inc.	143,145	877
*	Union Drilling Inc.	179,567	844
*	Global Geophysical Services Inc.	104,332	832
*	Toreador Resources Corp.	269,459	827
*	Mitcham Industries Inc.	73,485	823
*	RigNet Inc.	50,991	817
*,^ GMX Resources Inc.		359,221	815
*,^ Uranium Resources Inc.		1,187,719	809
*	Oilsands Quest Inc.	3,834,423	805
*,^ Delta Petroleum Corp.		351,855	749
*	Triangle Petroleum Corp.	206,219	740
*,^ Uranerz Energy Corp.		528,716	724
*,^ CAMAC Energy Inc.		1,014,644	609
*	ENGlobal Corp.	215,766	585
*	Verenium Corp.	170,725	408
*	RAM Energy Resources Inc.	458,833	362
*	TGC Industries Inc.	78,386	345
*,^ Isramco Inc.		5,855	338
*	Barnwell Industries Inc.	69,987	246
	General Maritime Corp.	860,059	224
*,^ Evergreen Energy Inc.		248,089	221
*	Gasco Energy Inc.	942,746	179
*	HKN Inc.	77,438	174
*,^ Miller Energy Resources Inc.		65,092	172
*,^ GeoGlobal Resources Inc.		609,855	146
	Adams Resources & Energy Inc.	6,304	128
*	Evolution Petroleum Corp.	15,149	107
*	Atlas Energy Inc. Escrow	838,780	84
*	GeoMet Inc.	107,708	83
*	Crimson Exploration Inc.	32,500	70
*	PostRock Energy Corp.	14,100	44
*,^ Pacific Ethanol Inc.		129,550	37
*,^ Tri-Valley Corp.		196,976	35
*,^ Cano Petroleum Inc.		227,469	35
*	Geokinetics Inc.	13,286	32
*	Cubic Energy Inc.	26,705	17
*	GreenHunter Energy Inc.	6,159	5
*	PrimeEnergy Corp.	190	4
			15,734,760
Financials (14.4%)
	Wells Fargo & Co.	58,162,475	1,402,879
	JPMorgan Chase & Co.	45,997,163	1,385,435
	Citigroup Inc.	33,638,309	861,813
	Bank of America Corp.	117,293,949	717,839
*	Berkshire Hathaway Inc. Class B	9,208,179	654,149
	American Express Co.	12,523,962	562,326
	Goldman Sachs Group Inc.	5,691,619	538,143

US Bancorp	22,301,932	524,987
Simon Property Group Inc.	3,396,012	373,493
MetLife Inc.	12,236,528	342,745
PNC Financial Services Group Inc.	6,092,811	293,613
Bank of New York Mellon Corp.	14,375,610	267,243
Prudential Financial Inc.	5,626,562	263,661
ACE Ltd.	3,906,518	236,735
Travelers Cos. Inc.	4,849,785	236,330
Morgan Stanley	16,095,328	217,287
Capital One Financial Corp.	5,310,649	210,461
Chubb Corp.	3,387,418	203,211
Aflac Inc.	5,415,637	189,277
State Street Corp.	5,836,322	187,696
Public Storage	1,679,481	187,010
Annaly Capital Management Inc.	11,012,422	183,137
CME Group Inc.	737,663	181,760
Equity Residential	3,411,936	176,977
BB&T Corp.	8,064,775	172,022
Franklin Resources Inc.	1,798,442	172,003
Marsh & McLennan Cos. Inc.	6,342,933	168,341
HCP Inc.	4,701,857	164,847
BlackRock Inc.	1,072,710	158,772
Ventas Inc.	3,171,351	156,665
Boston Properties Inc.	1,686,130	150,234
Discover Financial Services	6,317,185	144,916
Aon Corp.	3,445,307	144,634
T Rowe Price Group Inc.	3,008,203	143,702
Vornado Realty Trust	1,920,328	143,295
Allstate Corp.	6,047,975	143,277
Charles Schwab Corp.	12,477,980	140,627
Loews Corp.	3,788,049	130,877
Progressive Corp.	7,192,680	127,742
ProLogis Inc.	5,262,725	127,621
AvalonBay Communities Inc.	1,089,369	124,243
American International Group Inc.	5,492,326	120,557
SunTrust Banks Inc.	6,214,094	111,543
Ameriprise Financial Inc.	2,806,875	110,479
Fifth Third Bancorp	10,633,958	107,403
* IntercontinentalExchange Inc.	851,208	100,664
Weyerhaeuser Co.	6,235,223	96,958
Health Care REIT Inc.	2,046,298	95,767
M&T Bank Corp.	1,301,572	90,980
* Berkshire Hathaway Inc. Class A	826	88,217
Northern Trust Corp.	2,519,452	88,130
Host Hotels & Resorts Inc.	7,945,949	86,929
Principal Financial Group Inc.	3,720,327	84,340
Invesco Ltd.	5,350,246	82,982
Hartford Financial Services Group Inc.	4,898,624	79,064
SLM Corp.	6,107,805	76,042
Unum Group	3,565,055	74,724
Moody's Corp.	2,373,851	72,284
Kimco Realty Corp.	4,715,254	70,870
NYSE Euronext	3,033,355	70,495
XL Group plc Class A	3,585,373	67,405
* CIT Group Inc.	2,206,208	67,003
KeyCorp	11,012,233	65,303
Willis Group Holdings plc	1,894,542	65,115

Plum Creek Timber Co. Inc.	1,875,515	65,099
Macerich Co.	1,517,302	64,683
General Growth Properties Inc.	5,040,674	60,992
^ Digital Realty Trust Inc.	1,102,490	60,813
New York Community Bancorp Inc.	5,066,022	60,286
Federal Realty Investment Trust	720,553	59,381
Lincoln National Corp.	3,631,235	56,756
SL Green Realty Corp.	960,417	55,848
UDR Inc.	2,485,419	55,027
Leucadia National Corp.	2,408,275	54,620
American Capital Agency Corp.	1,992,879	54,007
Comerica Inc.	2,328,933	53,496
Rayonier Inc.	1,409,950	51,872
* Arch Capital Group Ltd.	1,563,274	51,080
Everest Re Group Ltd.	628,504	49,891
People's United Financial Inc.	4,365,573	49,768
Realty Income Corp.	1,543,404	49,759
Regions Financial Corp.	14,559,725	48,484
Huntington Bancshares Inc.	9,995,027	47,976
Cincinnati Financial Corp.	1,792,623	47,200
* Affiliated Managers Group Inc.	603,252	47,084
Torchmark Corp.	1,325,658	46,212
* CB Richard Ellis Group Inc. Class A	3,389,522	45,623
Essex Property Trust Inc.	377,903	45,363
Camden Property Trust	813,530	44,956
Alexandria Real Estate Equities Inc.	715,818	43,944
Legg Mason Inc.	1,644,278	42,274
* MSCI Inc. Class A	1,392,138	42,224
WR Berkley Corp.	1,396,136	41,451
Assurant Inc.	1,149,305	41,145
Reinsurance Group of America Inc. Class A	857,187	39,388
TD Ameritrade Holding Corp.	2,649,969	38,968
Liberty Property Trust	1,336,539	38,907
PartnerRe Ltd.	743,072	38,840
RenaissanceRe Holdings Ltd.	600,503	38,312
* Markel Corp.	107,056	38,233
Senior Housing Properties Trust	1,761,973	37,953
Fidelity National Financial Inc. Class A	2,456,547	37,290
Axis Capital Holdings Ltd.	1,424,349	36,948
Regency Centers Corp.	1,041,444	36,794
BRE Properties Inc.	852,227	36,083
HCC Insurance Holdings Inc.	1,325,241	35,848
Transatlantic Holdings Inc.	724,154	35,136
Arthur J Gallagher & Co.	1,282,471	33,729
* NASDAQ OMX Group Inc.	1,432,923	33,158
Chimera Investment Corp.	11,895,663	32,951
Ares Capital Corp.	2,371,957	32,662
* Genworth Financial Inc. Class A	5,685,349	32,634
Taubman Centers Inc.	647,865	32,594
Piedmont Office Realty Trust Inc. Class A	2,005,250	32,425
Raymond James Financial Inc.	1,245,147	32,324
White Mountains Insurance Group Ltd.	79,579	32,289
First Niagara Financial Group Inc.	3,517,352	32,184
Home Properties Inc.	553,183	31,399
Hudson City Bancorp Inc.	5,503,446	31,150
Duke Realty Corp.	2,928,869	30,753
Apartment Investment & Management Co.	1,387,493	30,691

Eaton Vance Corp.	1,374,536	30,611
Hospitality Properties Trust	1,429,864	30,356
Zions Bancorporation	2,129,637	29,964
Commerce Bancshares Inc.	858,061	29,818
* E*Trade Financial Corp.	3,238,417	29,502
American Campus Communities Inc.	789,123	29,363
Cullen/Frost Bankers Inc.	639,860	29,344
National Retail Properties Inc.	1,091,122	29,318
MFA Financial Inc.	4,123,851	28,949
American Financial Group Inc.	908,826	28,237
Weingarten Realty Investors	1,330,153	28,159
DDR Corp.	2,566,547	27,975
* American Capital Ltd.	4,082,761	27,844
Mack-Cali Realty Corp.	1,006,941	26,936
SEI Investments Co.	1,720,909	26,468
Equity Lifestyle Properties Inc.	420,524	26,367
Jones Lang LaSalle Inc.	497,864	25,794
East West Bancorp Inc.	1,722,374	25,681
Mid-America Apartment Communities Inc.	425,064	25,597
Old Republic International Corp.	2,852,538	25,445
BioMed Realty Trust Inc.	1,523,247	25,240
* Signature Bank	526,603	25,135
Brown & Brown Inc.	1,407,860	25,060
Waddell & Reed Financial Inc. Class A	1,001,419	25,045
Hancock Holding Co.	928,162	24,856
Tanger Factory Outlet Centers	942,496	24,514
Erie Indemnity Co. Class A	343,937	24,481
ProAssurance Corp.	336,247	24,217
Highwoods Properties Inc.	837,517	23,668
Douglas Emmett Inc.	1,369,567	23,420
Allied World Assurance Co. Holdings AG	418,474	22,476
CapitalSource Inc.	3,557,298	21,842
Hatteras Financial Corp.	866,204	21,794
Washington REIT	764,061	21,531
Kilroy Realty Corp.	677,955	21,220
Assured Guaranty Ltd.	1,923,289	21,137
Entertainment Properties Trust	541,393	21,103
City National Corp.	554,854	20,951
Alleghany Corp.	72,422	20,894
Capitol Federal Financial Inc.	1,947,934	20,570
Bank of Hawaii Corp.	554,661	20,190
Post Properties Inc.	577,744	20,071
Jefferies Group Inc.	1,609,424	19,973
^ Valley National Bancorp	1,874,824	19,854
Extra Space Storage Inc.	1,031,280	19,213
^ Federated Investors Inc. Class B	1,091,879	19,141
LaSalle Hotel Properties	988,515	18,979
Aspen Insurance Holdings Ltd.	822,050	18,940
Invesco Mortgage Capital Inc.	1,339,390	18,926
Omega Healthcare Investors Inc.	1,178,813	18,778
Hanover Insurance Group Inc.	528,551	18,764
Associated Banc-Corp	2,010,504	18,698
Starwood Property Trust Inc.	1,082,413	18,574
CBL & Associates Properties Inc.	1,632,440	18,545
Validus Holdings Ltd.	742,144	18,494
* SVB Financial Group	497,984	18,425
First Horizon National Corp.	3,050,087	18,179

	CommonWealth REIT	955,059	18,117
	Corporate Office Properties Trust	823,856	17,944
*	Popular Inc.	11,885,933	17,829
	Fulton Financial Corp.	2,308,140	17,657
	Cash America International Inc.	341,789	17,486
	Apollo Investment Corp.	2,270,732	17,076
	Prosperity Bancshares Inc.	516,686	16,885
	Colonial Properties Trust	920,060	16,708
	Washington Federal Inc.	1,294,544	16,492
	Alterra Capital Holdings Ltd.	860,766	16,329
*	Forest City Enterprises Inc. Class A	1,526,288	16,270
	TCF Financial Corp.	1,757,245	16,096
*	CNO Financial Group Inc.	2,917,891	15,786
*	Texas Capital Bancshares Inc.	687,171	15,702
*	Stifel Financial Corp.	590,222	15,676
	First American Financial Corp.	1,219,262	15,607
	Protective Life Corp.	996,615	15,577
	Northwest Bancshares Inc.	1,257,426	14,976
	BOK Financial Corp.	318,302	14,925
	Iberiabank Corp.	314,355	14,794
*	Ezcorp Inc. Class A	516,683	14,746
	CBOE Holdings Inc.	602,198	14,736
	Potlatch Corp.	465,670	14,678
*	Western Alliance Bancorp	2,661,214	14,583
	StanCorp Financial Group Inc.	528,859	14,581
	Endurance Specialty Holdings Ltd.	424,441	14,495
	FirstMerit Corp.	1,275,377	14,488
	Kemper Corp.	599,557	14,365
	Healthcare Realty Trust Inc.	847,099	14,274
	RLI Corp.	220,731	14,034
	DuPont Fabros Technology Inc.	707,322	13,927
	Two Harbors Investment Corp.	1,558,749	13,764
*	First Cash Financial Services Inc.	326,897	13,713
	DiamondRock Hospitality Co.	1,942,268	13,576
*	Knight Capital Group Inc. Class A	1,103,803	13,422
	Platinum Underwriters Holdings Ltd.	434,131	13,350
	Webster Financial Corp.	865,114	13,236
*	Howard Hughes Corp.	307,491	12,945
	Janus Capital Group Inc.	2,155,554	12,933
	Westamerica Bancorporation	335,232	12,846
	Montpelier Re Holdings Ltd.	726,049	12,837
	Trustmark Corp.	707,058	12,833
*,^ MBIA Inc.		1,740,105	12,651
	Brandywine Realty Trust	1,573,608	12,605
	FNB Corp.	1,462,570	12,534
	DCT Industrial Trust Inc.	2,853,636	12,527
*	Portfolio Recovery Associates Inc.	199,555	12,416
	Delphi Financial Group Inc.	571,304	12,294
	Mercury General Corp.	319,353	12,247
*,^ St. Joe Co.		808,142	12,114
	UMB Financial Corp.	375,981	12,061
	EastGroup Properties Inc.	313,445	11,955
	Sovran Self Storage Inc.	321,123	11,936
*	Ocwen Financial Corp.	899,424	11,881
	Umpqua Holdings Corp.	1,337,071	11,753
	Investors Real Estate Trust	1,615,587	11,632
^	CYS Investments Inc.	961,601	11,626

*	Pinnacle Financial Partners Inc.	1,062,418	11,623
	Equity One Inc.	731,164	11,596
	Medical Properties Trust Inc.	1,293,817	11,580
	National Health Investors Inc.	274,120	11,549
	PS Business Parks Inc.	229,023	11,346
	Anworth Mortgage Asset Corp.	1,623,916	11,043
	United Bankshares Inc.	524,884	10,545
^	Prospect Capital Corp.	1,250,652	10,518
*	PHH Corp.	652,310	10,489
*	DFC Global Corp.	479,553	10,478
	National Penn Bancshares Inc.	1,492,895	10,465
	Wintrust Financial Corp.	405,316	10,461
	Tower Group Inc.	456,699	10,440
	Capstead Mortgage Corp.	903,312	10,424
	Argo Group International Holdings Ltd.	364,852	10,351
*	Altisource Portfolio Solutions SA	291,781	10,326
	Lexington Realty Trust	1,574,972	10,300
*	World Acceptance Corp.	183,801	10,284
	Old National Bancorp	1,103,365	10,283
	Redwood Trust Inc.	914,908	10,220
*	Strategic Hotels & Resorts Inc.	2,351,016	10,133
*,^ iStar Financial Inc.		1,715,420	9,984
	Cathay General Bancorp	866,684	9,863
*	CubeSmart	1,151,631	9,823
	MarketAxess Holdings Inc.	376,977	9,809
	Synovus Financial Corp.	9,145,391	9,786
	Franklin Street Properties Corp.	851,664	9,632
	Fifth Street Finance Corp.	1,016,210	9,471
	Harleysville Group Inc.	156,997	9,241
	Ashford Hospitality Trust Inc.	1,315,722	9,236
	First Financial Bancorp	668,616	9,227
	Primerica Inc.	417,458	9,000
	Greenhill & Co. Inc.	309,739	8,855
	Pebblebrook Hotel Trust	565,504	8,850
	Community Bank System Inc.	388,933	8,825
	MB Financial Inc.	591,385	8,705
	Oritani Financial Corp.	674,093	8,669
*	Nara Bancorp Inc.	1,411,594	8,568
	First Citizens BancShares Inc. Class A	57,856	8,305
	Acadia Realty Trust	430,814	8,056
*	Enstar Group Ltd.	84,264	8,024
	Selective Insurance Group Inc.	610,242	7,964
	Susquehanna Bancshares Inc.	1,455,703	7,963
*	First Industrial Realty Trust Inc.	991,963	7,936
	LTC Properties Inc.	313,087	7,927
*	TFS Financial Corp.	974,290	7,921
	Infinity Property & Casualty Corp.	150,788	7,913
	Government Properties Income Trust	367,188	7,898
	CVB Financial Corp.	1,026,473	7,894
	Astoria Financial Corp.	1,018,021	7,829
	International Bancshares Corp.	592,527	7,792
*	MF Global Holdings Ltd.	1,885,559	7,787
	Symetra Financial Corp.	945,181	7,703
	Alexander's Inc.	21,322	7,698
*	Sunstone Hotel Investors Inc.	1,326,865	7,550
	Glacier Bancorp Inc.	792,591	7,427
	BancorpSouth Inc.	840,282	7,378

	NBT Bancorp Inc.	376,491	7,010
*	Greenlight Capital Re Ltd. Class A	336,539	6,980
	CreXus Investment Corp.	778,701	6,915
	Glimcher Realty Trust	967,412	6,849
	Sun Communities Inc.	194,291	6,837
	Interactive Brokers Group Inc.	487,907	6,797
^	First Financial Bankshares Inc.	257,593	6,739
	Cousins Properties Inc.	1,145,179	6,699
	Solar Capital Ltd.	329,865	6,640
*	LPL Investment Holdings Inc.	259,967	6,608
	American National Insurance Co.	95,392	6,606
	Bank of the Ozarks Inc.	314,968	6,592
	Associated Estates Realty Corp.	425,341	6,576
	BGC Partners Inc. Class A	1,069,614	6,450
	Trustco Bank Corp. NY	1,423,255	6,348
	Evercore Partners Inc. Class A	276,796	6,311
	Columbia Banking System Inc.	437,148	6,260
*	Credit Acceptance Corp.	97,145	6,252
*	Navigators Group Inc.	142,726	6,166
*	Green Dot Corp. Class A	196,340	6,149
	Provident Financial Services Inc.	571,847	6,147
^	Park National Corp.	115,756	6,121
*	National Financial Partners Corp.	559,033	6,116
	First Midwest Bancorp Inc.	826,135	6,047
*	Investors Bancorp Inc.	478,252	6,040
	Employers Holdings Inc.	472,241	6,026
	Inland Real Estate Corp.	817,386	5,967
	Ramco-Gershenson Properties Trust	723,109	5,929
	City Holding Co.	219,191	5,916
*	MGIC Investment Corp.	3,150,712	5,892
	First Potomac Realty Trust	466,270	5,814
	Amtrust Financial Services Inc.	257,896	5,741
	Nelnet Inc. Class A	304,410	5,717
*	Financial Engines Inc.	315,509	5,714
	Education Realty Trust Inc.	663,833	5,702
	BlackRock Kelso Capital Corp.	775,949	5,664
	Hersha Hospitality Trust Class A	1,619,275	5,603
	S&T Bancorp Inc.	343,449	5,550
*	FBR & Co.	2,329,351	5,544
	Walter Investment Management Corp.	241,693	5,542
	Safety Insurance Group Inc.	146,358	5,537
	KBW Inc.	397,763	5,485
	Advance America Cash Advance Centers Inc.	735,536	5,414
	Meadowbrook Insurance Group Inc.	596,515	5,315
*	Safeguard Scientifics Inc.	351,429	5,271
*,^ United Community Banks Inc.		613,259	5,207
*	Investment Technology Group Inc.	530,374	5,192
	Cohen & Steers Inc.	178,881	5,143
	Home Bancshares Inc.	240,062	5,094
*	Hilltop Holdings Inc.	701,116	5,055
	PacWest Bancorp	360,979	5,032
*	AMERISAFE Inc.	272,034	5,008
*	Piper Jaffray Cos.	277,630	4,978
	Horace Mann Educators Corp.	435,147	4,965
	Pennsylvania REIT	638,066	4,932
	Brookline Bancorp Inc.	638,738	4,925
	Retail Opportunity Investments Corp.	444,418	4,924

Hercules Technology Growth Capital Inc.	563,927	4,805
* Flagstar Bancorp Inc.	9,743,898	4,774
* FPIC Insurance Group Inc.	113,262	4,739
^ ARMOUR Residential REIT Inc.	696,688	4,737
Getty Realty Corp.	327,094	4,717
Chemical Financial Corp.	305,453	4,676
Oriental Financial Group Inc.	477,986	4,622
* ICG Group Inc.	497,490	4,582
PrivateBancorp Inc. Class A	604,481	4,546
PennyMac Mortgage Investment Trust	282,183	4,487
Saul Centers Inc.	132,419	4,477
Boston Private Financial Holdings Inc.	729,730	4,291
* eHealth Inc.	314,034	4,290
American Equity Investment Life Holding Co.	489,214	4,281
Independent Bank Corp.	196,041	4,262
* Beneficial Mutual Bancorp Inc.	554,699	4,133
Universal Health Realty Income Trust	118,906	3,996
WesBanco Inc.	229,759	3,977
* Virtus Investment Partners Inc.	72,983	3,913
* FelCor Lodging Trust Inc.	1,677,322	3,908
* West Coast Bancorp	278,441	3,898
Arrow Financial Corp.	174,751	3,888
Resource Capital Corp.	774,408	3,872
Newcastle Investment Corp.	933,096	3,798
FBL Financial Group Inc. Class A	142,494	3,793
Flushing Financial Corp.	343,279	3,707
Flagstone Reinsurance Holdings SA	476,380	3,692
1st Source Corp.	176,804	3,683
First Commonwealth Financial Corp.	988,131	3,656
* Wilshire Bancorp Inc.	1,332,400	3,651
* Citizens Inc.	568,209	3,642
Maiden Holdings Ltd.	490,074	3,622
Colony Financial Inc.	275,618	3,561
Dime Community Bancshares Inc.	350,125	3,547
* Pico Holdings Inc.	172,507	3,538
ViewPoint Financial Group	308,332	3,530
MCG Capital Corp.	883,361	3,498
PennantPark Investment Corp.	392,070	3,497
Federal Agricultural Mortgage Corp.	183,443	3,491
TICC Capital Corp.	423,970	3,464
* Forestar Group Inc.	314,297	3,429
SCBT Financial Corp.	136,767	3,375
Sandy Spring Bancorp Inc.	229,038	3,351
United Fire & Casualty Co.	189,068	3,345
* Sterling Financial Corp.	268,327	3,322
* Hanmi Financial Corp.	3,988,807	3,311
* Encore Capital Group Inc.	151,305	3,306
Washington Trust Bancorp Inc.	163,175	3,228
Lakeland Financial Corp.	156,070	3,224
* Tejon Ranch Co.	133,880	3,196
Community Trust Bancorp Inc.	136,804	3,186
GAMCO Investors Inc.	80,498	3,171
National Western Life Insurance Co. Class A	23,310	3,159
* Seacoast Banking Corp. of Florida	2,140,267	3,146
Radian Group Inc.	1,433,924	3,140
* Citizens Republic Bancorp Inc.	450,105	3,115
* MPG Office Trust Inc.	1,474,047	3,110

Chesapeake Lodging Trust	249,191	3,008
* Eagle Bancorp Inc.	253,997	2,990
OneBeacon Insurance Group Ltd. Class A	217,970	2,973
Simmons First National Corp. Class A	135,439	2,939
First Financial Corp.	105,512	2,903
^ Main Street Capital Corp.	163,384	2,902
OceanFirst Financial Corp.	247,795	2,892
Medallion Financial Corp.	310,898	2,891
* Ameris Bancorp	330,880	2,882
Berkshire Hills Bancorp Inc.	155,030	2,863
GFI Group Inc.	695,920	2,798
Calamos Asset Management Inc. Class A	279,179	2,795
Triangle Capital Corp.	179,089	2,726
Sabra Healthcare REIT Inc.	284,180	2,711
Mission West Properties Inc.	355,325	2,697
Agree Realty Corp.	123,613	2,692
* Cowen Group Inc. Class A	990,129	2,683
Bancfirst Corp.	80,479	2,669
Duff & Phelps Corp. Class A	249,196	2,656
* Intl. FCStone Inc.	127,247	2,642
Provident New York Bancorp	452,193	2,632
* Bancorp Inc.	359,606	2,575
ESSA Bancorp Inc.	240,387	2,526
Cardinal Financial Corp.	291,335	2,511
Great Southern Bancorp Inc.	149,403	2,507
Urstadt Biddle Properties Inc. Class A	154,268	2,464
* Primus Guaranty Ltd.	465,457	2,453
Bancorp Rhode Island Inc.	57,792	2,450
CapLease Inc.	677,860	2,447
Univest Corp. of Pennsylvania	182,373	2,431
Northfield Bancorp Inc.	182,637	2,418
Tompkins Financial Corp.	67,124	2,402
Renasant Corp.	188,617	2,401
Sterling Bancorp	329,074	2,389
Artio Global Investors Inc. Class A	299,176	2,381
* HFF Inc. Class A	272,456	2,381
Campus Crest Communities Inc.	218,840	2,381
Territorial Bancorp Inc.	124,233	2,379
^ TowneBank	208,776	2,374
SY Bancorp Inc.	127,224	2,369
* Global Indemnity plc	137,848	2,354
Coresite Realty Corp.	163,924	2,352
Dynex Capital Inc.	290,052	2,338
State Auto Financial Corp.	177,615	2,336
Gladstone Commercial Corp.	147,876	2,319
NorthStar Realty Finance Corp.	701,399	2,315
Southside Bancshares Inc.	127,899	2,303
Bryn Mawr Bank Corp.	137,866	2,284
West Bancorporation Inc.	265,606	2,252
First Busey Corp.	514,487	2,238
* Virginia Commerce Bancorp Inc.	377,962	2,219
Rockville Financial Inc.	233,649	2,215
Kennedy-Wilson Holdings Inc.	207,107	2,195
Union First Market Bankshares Corp.	203,589	2,182
Camden National Corp.	80,082	2,181
Consolidated-Tomoka Land Co.	82,608	2,169
One Liberty Properties Inc.	147,948	2,169

	MVC Capital Inc.	206,910	2,166
*	Ladenburg Thalmann Financial Services Inc.	1,387,587	2,151
	SeaBright Holdings Inc.	294,503	2,120
	Republic Bancorp Inc. Class A	119,187	2,111
	StellarOne Corp.	205,684	2,047
	Westfield Financial Inc.	308,141	2,031
	Diamond Hill Investment Group Inc.	29,148	2,023
	National Interstate Corp.	91,984	2,022
^	Life Partners Holdings Inc.	331,717	2,007
*	Center Financial Corp.	426,967	2,002
	Center Bancorp Inc.	206,991	1,997
	WSFS Financial Corp.	63,048	1,990
	Monmouth Real Estate Investment Corp. Class A	250,625	1,987
	Kohlberg Capital Corp.	338,982	1,983
	Hudson Valley Holding Corp.	112,727	1,965
*,^ Hampton Roads Bankshares Inc.		413,373	1,943
	Trico Bancshares	157,271	1,930
	Lakeland Bancorp Inc.	246,737	1,929
*	Phoenix Cos. Inc.	1,580,029	1,928
	Apollo Commercial Real Estate Finance Inc.	146,146	1,925
	National Bankshares Inc.	78,612	1,897
	Parkway Properties Inc.	171,266	1,886
	Donegal Group Inc. Class A	155,739	1,875
	First of Long Island Corp.	82,255	1,864
	Financial Institutions Inc.	130,005	1,854
*	NewStar Financial Inc.	197,786	1,847
	Baldwin & Lyons Inc.	85,192	1,821
	Abington Bancorp Inc.	245,557	1,768
	Capital Southwest Corp.	23,810	1,762
	MainSource Financial Group Inc.	201,259	1,755
	First Merchants Corp.	246,231	1,736
	Kite Realty Group Trust	468,509	1,715
	Winthrop Realty Trust	196,936	1,711
*	Harris & Harris Group Inc.	477,976	1,697
	Merchants Bancshares Inc.	63,351	1,697
	German American Bancorp Inc.	103,093	1,662
*	Walker & Dunlop Inc.	142,893	1,660
	Westwood Holdings Group Inc.	47,682	1,647
	First Bancorp	162,779	1,634
	Edelman Financial Group Inc.	252,248	1,630
	Excel Trust Inc.	167,854	1,615
*	Tree.com Inc.	319,263	1,596
	Gladstone Capital Corp.	230,485	1,581
	EMC Insurance Group Inc.	84,937	1,563
	Suffolk Bancorp	185,603	1,544
	Presidential Life Corp.	187,852	1,544
*	Metro Bancorp Inc.	177,594	1,536
*	Gleacher & Co. Inc.	1,284,417	1,528
*	Meridian Interstate Bancorp Inc.	137,976	1,505
	US Global Investors Inc. Class A	220,616	1,496
	SWS Group Inc.	318,400	1,493
	Bank Mutual Corp.	571,330	1,491
^	Penns Woods Bancorp Inc.	45,304	1,484
	First Community Bancshares Inc.	141,156	1,440
	United Financial Bancorp Inc.	104,548	1,431
	Heartland Financial USA Inc.	100,409	1,424
	Banner Corp.	111,128	1,421

	Hudson Pacific Properties Inc.	121,177	1,409
*	Central Pacific Financial Corp.	136,262	1,406
	Cogdell Spencer Inc.	371,546	1,401
	Fox Chase Bancorp Inc.	110,323	1,399
*	American Safety Insurance Holdings Ltd.	75,902	1,397
	Cedar Shopping Centers Inc.	439,376	1,366
*	Arbor Realty Trust Inc.	356,358	1,347
	Tower Bancorp Inc.	64,232	1,345
	Peoples Bancorp Inc.	119,682	1,317
^	RAIT Financial Trust	385,033	1,305
*,^ Macatawa Bank Corp.		476,220	1,286
	Chatham Lodging Trust	127,529	1,265
	Capital City Bank Group Inc.	120,126	1,249
	NGP Capital Resources Co.	190,421	1,245
	Crawford & Co. Class B	228,989	1,227
	First Bancorp Inc.	97,440	1,227
	Stewart Information Services Corp.	138,520	1,225
*	Guaranty Bancorp	1,017,076	1,220
	BankFinancial Corp.	183,520	1,219
*	Southwest Bancorp Inc.	279,610	1,180
	Oppenheimer Holdings Inc. Class A	73,490	1,179
	CNB Financial Corp.	89,709	1,150
	Eastern Insurance Holdings Inc.	86,642	1,139
	State Bancorp Inc.	107,467	1,136
	Gladstone Investment Corp.	166,871	1,135
*,^ Taylor Capital Group Inc.		176,064	1,130
	Ames National Corp.	72,156	1,128
	Arlington Asset Investment Corp. Class A	46,716	1,124
*	Sun Bancorp Inc.	414,568	1,099
	ESB Financial Corp.	98,871	1,084
*	First Marblehead Corp.	1,049,509	1,071
	Kansas City Life Insurance Co.	34,519	1,066
^	FXCM Inc. Class A	75,566	1,059
	Asta Funding Inc.	127,002	1,030
	Enterprise Financial Services Corp.	75,183	1,022
	American National Bankshares Inc.	54,738	991
*	Marlin Business Services Corp.	93,245	988
	Epoch Holding Corp.	72,210	980
*	BRT Realty Trust	155,302	966
*	First Defiance Financial Corp.	71,567	959
	Indiana Community Bancorp	63,571	941
	First Pactrust Bancorp Inc.	82,402	934
*	First Financial Northwest Inc.	162,498	913
	Bank of Marin Bancorp	27,310	902
	Golub Capital BDC Inc.	60,683	901
	First Interstate Bancsystem Inc.	81,275	870
*	Maui Land & Pineapple Co. Inc.	198,204	868
	Citizens & Northern Corp.	57,080	848
*,^ BankAtlantic Bancorp Inc. Class A		1,387,849	847
*	Cape Bancorp Inc.	119,216	843
	UMH Properties Inc.	92,323	839
*,^ Mercantile Bank Corp.		106,928	833
	Orrstown Financial Services Inc.	64,038	823
*	Pacific Mercantile Bancorp	239,463	802
	TF Financial Corp.	41,237	791
	Kaiser Federal Financial Group Inc.	66,476	784
*	Doral Financial Corp.	710,742	775

	Washington Banking Co.	78,440	763
*	Netspend Holdings Inc.	148,375	763
	Parkvale Financial Corp.	40,991	752
	THL Credit Inc.	68,727	750
	Heritage Financial Corp.	67,520	745
	Peapack Gladstone Financial Corp.	73,437	740
	Centerstate Banks Inc.	140,787	736
	CoBiz Financial Inc.	164,205	734
*	Gramercy Capital Corp.	231,770	728
	Meta Financial Group Inc.	38,814	725
	Alliance Financial Corp.	25,587	718
	Century Bancorp Inc. Class A	30,864	717
*	Thomas Properties Group Inc.	313,454	715
	Horizon Bancorp	26,874	711
*	PMI Group Inc.	3,534,456	707
	Provident Financial Holdings Inc.	80,009	699
	PMC Commercial Trust	89,023	694
*	Intervest Bancshares Corp. Class A	257,506	690
	Norwood Financial Corp.	27,057	657
	Resource America Inc. Class A	145,651	657
*,^ First BanCorp		232,342	651
	Alliance Bancorp Inc. of Pennsylvania	58,843	615
	Home Federal Bancorp Inc.	78,415	613
	Bridge Bancorp Inc.	32,457	594
	Urstadt Biddle Properties Inc.	37,652	584
*	NewBridge Bancorp	150,761	580
	Northrim BanCorp Inc.	29,027	562
*	Hallmark Financial Services	76,122	561
	Crawford & Co. Class A	146,708	553
	Cheviot Financial Corp.	64,085	552
*	AmeriServ Financial Inc.	289,008	549
	Codorus Valley Bancorp Inc.	54,778	542
	ECB Bancorp Inc.	45,079	541
	Sierra Bancorp	56,874	520
*	BancTrust Financial Group Inc.	215,257	506
	Federal Agricultural Mortgage Corp. Class A	38,986	505
	Middleburg Financial Corp.	32,717	497
	First Financial Holdings Inc.	121,661	488
*	Republic First Bancorp Inc.	308,077	484
	CFS Bancorp Inc.	111,186	483
*	1st United Bancorp Inc.	97,470	481
*	Heritage Commerce Corp.	123,898	477
	Hingham Institution for Savings	9,966	474
*	Stratus Properties Inc.	58,047	466
*	Waterstone Financial Inc.	171,503	464
	Pacific Continental Corp.	64,572	458
*	First Acceptance Corp.	367,526	452
	Universal Insurance Holdings Inc.	115,684	445
	Commercial National Financial Corp.	21,484	440
*	Asset Acceptance Capital Corp.	127,569	430
^	First United Corp.	114,295	429
*	Preferred Bank	52,280	415
*,^ Penson Worldwide Inc.		282,863	410
	Investors Title Co.	11,619	409
	Pulaski Financial Corp.	61,804	407
	Firstbank Corp.	80,504	400
	Citizens South Banking Corp.	94,370	391

	First South Bancorp Inc.	104,943	380
	Nicholas Financial Inc.	37,783	369
	Bar Harbor Bankshares	12,748	359
*	CompuCredit Holdings Corp.	127,550	356
	Roma Financial Corp.	42,412	346
	MutualFirst Financial Inc.	46,495	344
	Ohio Valley Banc Corp.	20,102	341
*	Unity Bancorp Inc.	51,390	341
	Shore Bancshares Inc.	75,869	330
	JMP Group Inc.	56,638	329
	Terreno Realty Corp.	25,035	321
	LNB Bancorp Inc.	84,109	319
	Independence Holding Co.	43,052	312
*	United Community Financial Corp.	226,277	310
	New Hampshire Thrift Bancshares Inc.	24,749	300
	Eastern Virginia Bankshares Inc.	126,332	299
	United Security Bancshares	56,759	295
*	Home Bancorp Inc.	19,981	291
*	Capital Trust Inc. Class A	127,823	285
	Ameriana Bancorp	68,086	262
*	Encore Bancshares Inc.	24,149	257
	SI Financial Group Inc.	26,856	253
*	Avatar Holdings Inc.	30,627	251
	C&F Financial Corp.	10,560	246
	Institutional Financial Markets Inc.	122,156	232
	Hawthorn Bancshares Inc.	32,076	232
	QC Holdings Inc.	76,808	225
*,^ Old Second Bancorp Inc.		166,779	210
*	Grubb & Ellis Co.	494,490	209
	Wayne Savings Bancshares Inc.	24,150	206
*	American Independence Corp.	41,327	199
*	Rodman & Renshaw Capital Group Inc.	177,238	195
*	Yadkin Valley Financial Corp.	115,810	192
	HopFed Bancorp Inc.	33,314	191
*	BCSB Bancorp Inc.	15,965	190
	Old Point Financial Corp.	17,650	187
*	Farmers Capital Bank Corp.	41,150	183
	VIST Financial Corp.	33,196	180
*	Green Bankshares Inc.	122,027	155
	First M&F Corp.	48,598	154
*	Jefferson Bancshares Inc.	53,495	150
*	Consumer Portfolio Services Inc.	151,248	150
	Peoples Financial Corp.	13,667	145
*	WSB Holdings Inc.	54,465	142
	Pzena Investment Management Inc. Class A	43,006	141
*	North Valley Bancorp	14,600	137
	Citizens Holding Co.	7,250	134
*	MBT Financial Corp.	112,647	134
	Midsouth Bancorp Inc.	11,960	129
*	First Place Financial Corp.	139,037	125
*,^ United Security Bancshares		41,386	124
*	ZipRealty Inc.	83,897	122
*	Independent Bank Corp.	62,542	119
*	OmniAmerican Bancorp Inc.	8,404	115
*,^ Anchor Bancorp Wisconsin Inc.		211,480	112
	United Bancorp Inc.	12,757	110
*	Southern Community Financial Corp.	90,201	105

*	Camco Financial Corp.	81,365	98
*	HMN Financial Inc.	48,991	93
*	Vestin Realty Mortgage II Inc.	74,073	91
*	Colony Bankcorp Inc.	32,193	85
	Porter Bancorp Inc.	16,831	65
*,^ Premierwest Bancorp		70,022	63
*	Royal Bancshares of Pennsylvania Inc.	64,104	61
	Auburn National Bancorporation Inc.	2,972	58
	California First National Bancorp	3,717	57
	Oneida Financial Corp.	5,532	49
*	Community Capital Corp.	17,474	49
	HF Financial Corp.	4,951	42
	Landmark Bancorp Inc.	2,371	38
	Prudential Bancorp Inc. of Pennsylvania	6,628	36
*	Firstcity Financial Corp.	4,855	32
*	Community Bankers Trust Corp.	25,549	31
*	CIFC Corp.	6,900	30
	Northeast Bancorp	2,288	29
	Bank of Kentucky Financial Corp.	1,363	28
*	Transcontinental Realty Investors Inc.	10,999	27
*	United Bancshares Inc.	3,115	27
*	21st Century Holding Co.	11,406	27
	Teche Holding Co.	820	24
	Heritage Financial Group Inc.	1,914	20
	Mid Penn Bancorp Inc.	2,476	20
	National Security Group Inc.	1,748	19
	Fauquier Bankshares Inc.	1,500	17
*	Summit Financial Group Inc.	6,107	16
*	Savannah Bancorp Inc.	2,700	16
*	Riverview Bancorp Inc.	6,560	16
*	Valley National Bancorp Warrants Exp. 10/19/11	6,511	14
*	Atlantic Coast Financial Corp.	7,026	14
	Fidelity Southern Corp.	2,061	13
*	First Security Group Inc.	5,762	12
	Clifton Savings Bancorp Inc.	1,300	12
*	American River Bankshares	2,350	11
*	Fortegra Financial Corp.	1,940	10
	MidWestOne Financial Group Inc.	631	9
*	NASB Financial Inc.	800	8
	Salisbury Bancorp Inc.	289	7
*	Bridge Capital Holdings	669	7
	Peoples Bancorp of North Carolina Inc.	1,400	7
*	Tower Financial Corp.	776	6
	Community Bank Shares of Indiana Inc.	563	5
*	Affirmative Insurance Holdings Inc.	2,600	4
*	1st Constitution Bancorp	573	4
	Union Bankshares Inc.	175	3
	Evans Bancorp Inc.	300	3
*	Severn Bancorp Inc.	1,259	3
*	PVF Capital Corp.	1,831	3
	Northeast Community Bancorp Inc.	500	3
*	Berkshire Bancorp Inc.	400	3
*	Premier Financial Bancorp Inc.	510	3
	Southwest Georgia Financial Corp.	270	2
	WVS Financial Corp.	189	2
*	Timberland Bancorp Inc.	400	2
*	First Citizens Banc Corp.	346	1

* Supertel Hospitality Inc.	1,400	1
Jeffersonville Bancorp	100	1
* MetroCorp Bancshares Inc.	200	1
Glen Burnie Bancorp	100	1
		20,958,513
Health Care (12.1%)
Johnson & Johnson	31,730,017	2,021,519
Pfizer Inc.	91,459,054	1,616,996
Merck & Co. Inc.	35,728,661	1,168,684
Abbott Laboratories	17,991,566	920,089
Bristol-Myers Squibb Co.	19,747,640	619,681
Amgen Inc.	10,762,170	591,381
UnitedHealth Group Inc.	12,541,310	578,405
Eli Lilly & Co.	12,060,529	445,878
Medtronic Inc.	12,387,986	411,777
Baxter International Inc.	6,602,770	370,679
* Gilead Sciences Inc.	9,111,158	353,513
* Celgene Corp.	5,357,666	331,747
Allergan Inc.	3,528,503	290,678
WellPoint Inc.	4,250,807	277,493
Covidien plc	5,739,435	253,109
* Biogen Idec Inc.	2,657,764	247,571
* Thermo Fisher Scientific Inc.	4,437,523	224,716
* Medco Health Solutions Inc.	4,628,974	217,053
* Express Scripts Inc.	5,820,036	215,749
McKesson Corp.	2,919,290	212,232
Becton Dickinson and Co.	2,533,045	185,723
Cardinal Health Inc.	4,059,844	170,026
* Intuitive Surgical Inc.	454,948	165,728
Aetna Inc.	4,394,720	159,748
Stryker Corp.	3,369,959	158,826
Humana Inc.	1,950,239	141,841
St. Jude Medical Inc.	3,808,678	137,836
* Alexion Pharmaceuticals Inc.	2,115,073	135,492
CIGNA Corp.	3,133,668	131,426
* Agilent Technologies Inc.	3,997,283	124,915
* Zimmer Holdings Inc.	2,223,628	118,964
AmerisourceBergen Corp. Class A	3,173,314	118,269
* Cerner Corp.	1,655,164	113,412
* Vertex Pharmaceuticals Inc.	2,386,668	106,302
* Boston Scientific Corp.	17,705,060	104,637
* Forest Laboratories Inc.	3,312,579	101,994
* Watson Pharmaceuticals Inc.	1,464,364	99,943
* Edwards Lifesciences Corp.	1,327,647	94,635
Perrigo Co.	966,400	93,847
* Laboratory Corp. of America Holdings	1,160,138	91,709
Quest Diagnostics Inc.	1,821,742	89,921
CR Bard Inc.	992,043	86,843
* Mylan Inc.	5,085,304	86,450
* Waters Corp.	1,061,578	80,139
* Life Technologies Corp.	2,071,846	79,621
* Cephalon Inc.	891,474	71,942
* Hospira Inc.	1,944,186	71,935
* Pharmasset Inc.	861,420	70,955
* Varian Medical Systems Inc.	1,357,856	70,826
* DaVita Inc.	1,106,441	69,341
* Henry Schein Inc.	1,068,393	66,251

* CareFusion Corp.	2,588,159	61,986
* Illumina Inc.	1,426,293	58,364
* Mettler-Toledo International Inc.	372,102	52,079
* ResMed Inc.	1,770,976	50,986
DENTSPLY International Inc.	1,631,085	50,058
* Kinetic Concepts Inc.	757,926	49,940
* Coventry Health Care Inc.	1,716,267	49,446
* Regeneron Pharmaceuticals Inc.	822,259	47,855
* Hologic Inc.	3,030,618	46,096
* IDEXX Laboratories Inc.	665,210	45,880
Cooper Cos. Inc.	535,641	42,396
* BioMarin Pharmaceutical Inc.	1,286,949	41,015
* HCA Holdings Inc.	2,021,753	40,759
* Allscripts Healthcare Solutions Inc.	2,206,770	39,766
* Endo Pharmaceuticals Holdings Inc.	1,350,852	37,810
Universal Health Services Inc. Class B	1,048,183	35,638
* Mednax Inc.	556,630	34,867
Omnicare Inc.	1,346,778	34,249
Patterson Cos. Inc.	1,138,352	32,591
Pharmaceutical Product Development Inc.	1,247,764	32,018
* Covance Inc.	702,738	31,939
* Gen-Probe Inc.	556,822	31,878
* Catalyst Health Solutions Inc.	518,645	29,921
* Human Genome Sciences Inc.	2,201,436	27,936
* Cepheid Inc.	715,376	27,778
Techne Corp.	408,388	27,774
* Sirona Dental Systems Inc.	649,812	27,559
* Healthspring Inc.	745,701	27,188
Medicis Pharmaceutical Corp. Class A	715,210	26,091
PerkinElmer Inc.	1,309,265	25,151
Teleflex Inc.	467,328	25,128
* Health Net Inc.	1,055,628	25,029
Lincare Holdings Inc.	1,110,106	24,977
* Cubist Pharmaceuticals Inc.	695,132	24,552
* HMS Holdings Corp.	982,319	23,959
* Tenet Healthcare Corp.	5,672,419	23,427
* Warner Chilcott plc Class A	1,617,425	23,129
Quality Systems Inc.	236,757	22,965
* athenahealth Inc.	384,992	22,926
* United Therapeutics Corp.	607,525	22,776
* AMERIGROUP Corp.	574,535	22,413
* LifePoint Hospitals Inc.	608,876	22,309
* Onyx Pharmaceuticals Inc.	733,739	22,019
Hill-Rom Holdings Inc.	732,851	22,000
* Thoratec Corp.	665,339	21,717
* Seattle Genetics Inc.	1,119,622	21,340
Owens & Minor Inc.	738,817	21,041
* Bio-Rad Laboratories Inc. Class A	224,976	20,421
* Health Management Associates Inc. Class A	2,944,637	20,377
STERIS Corp.	687,852	20,133
* Salix Pharmaceuticals Ltd.	676,778	20,033
* Myriad Genetics Inc.	1,024,091	19,191
* WellCare Health Plans Inc.	493,836	18,756
* Questcor Pharmaceuticals Inc.	684,448	18,658
* Alere Inc.	943,434	18,538
* Magellan Health Services Inc.	381,561	18,429
* Community Health Systems Inc.	1,102,565	18,347

*	Incyte Corp. Ltd.	1,302,550	18,197
*	Volcano Corp.	604,688	17,917
*	Haemonetics Corp.	298,965	17,483
*	Alkermes plc	1,108,643	16,918
*	Theravance Inc.	824,865	16,613
*	Centene Corp.	578,784	16,594
*	Healthsouth Corp.	1,105,025	16,498
*	Viropharma Inc.	902,120	16,301
*	Charles River Laboratories International Inc.	539,686	15,446
*	Dendreon Corp.	1,699,767	15,298
*	VCA Antech Inc.	952,705	15,224
*	Brookdale Senior Living Inc. Class A	1,191,318	14,939
	West Pharmaceutical Services Inc.	389,111	14,436
*	Amylin Pharmaceuticals Inc.	1,529,799	14,120
	Computer Programs & Systems Inc.	208,799	13,812
	Chemed Corp.	246,574	13,552
	Masimo Corp.	623,377	13,496
*	Ariad Pharmaceuticals Inc.	1,535,114	13,494
*	PAREXEL International Corp.	684,091	12,950
*	Impax Laboratories Inc.	721,005	12,913
*	InterMune Inc.	638,937	12,907
*	PSS World Medical Inc.	642,537	12,652
*	Bruker Corp.	868,524	11,751
*,^ MAKO Surgical Corp.		333,606	11,416
*	Par Pharmaceutical Cos. Inc.	421,078	11,209
*	Align Technology Inc.	723,683	10,978
*	Medivation Inc.	624,359	10,602
*	Luminex Corp.	467,454	10,363
*	Cyberonics Inc.	360,561	10,204
*	Zoll Medical Corp.	253,231	9,557
*	DexCom Inc.	790,083	9,481
*	NxStage Medical Inc.	445,271	9,288
*	MWI Veterinary Supply Inc.	132,689	9,132
*	Acorda Therapeutics Inc.	456,975	9,121
*	Integra LifeSciences Holdings Corp.	246,745	8,826
*	Medicines Co.	586,167	8,722
*	Neogen Corp.	250,551	8,699
*	Immunogen Inc.	793,221	8,694
*	Jazz Pharmaceuticals Inc.	204,915	8,508
*	Vivus Inc.	1,052,486	8,494
*	Amsurg Corp. Class A	371,997	8,370
*	Auxilium Pharmaceuticals Inc.	557,350	8,355
*	Hi-Tech Pharmacal Co. Inc.	244,183	8,205
*,^ Accretive Health Inc.		383,464	8,141
*	Isis Pharmaceuticals Inc.	1,194,974	8,102
	Invacare Corp.	346,906	7,993
*	Air Methods Corp.	124,501	7,927
*	NuVasive Inc.	456,861	7,799
*	Exelixis Inc.	1,415,857	7,731
*	Momenta Pharmaceuticals Inc.	667,543	7,677
*	Arthrocare Corp.	266,082	7,655
*	Wright Medical Group Inc.	423,812	7,578
*	Insulet Corp.	494,958	7,553
	PDL BioPharma Inc.	1,352,824	7,508
	Meridian Bioscience Inc.	469,699	7,393
*,^ HeartWare International Inc.		114,496	7,375
*	Endologix Inc.	723,423	7,263

*	Conceptus Inc.	655,620	6,864
*	Ligand Pharmaceuticals Inc. Class B	491,764	6,727
*	Halozyme Therapeutics Inc.	1,089,291	6,688
*	CONMED Corp.	289,942	6,672
*	Corvel Corp.	150,200	6,383
*,^ Optimer Pharmaceuticals Inc.		449,381	6,219
	Analogic Corp.	136,113	6,181
*	Nektar Therapeutics	1,259,847	6,110
*	NPS Pharmaceuticals Inc.	926,904	6,034
*,^ AVANIR Pharmaceuticals Inc.		2,103,551	6,016
*	Orthofix International NV	173,932	6,002
*	Abaxis Inc.	257,798	5,906
*	Targacept Inc.	389,394	5,841
*	Opko Health Inc.	1,316,986	5,703
*	PharMerica Corp.	397,035	5,666
*	Kindred Healthcare Inc.	654,719	5,644
*	Hanger Orthopedic Group Inc.	290,987	5,497
*	Merit Medical Systems Inc.	413,475	5,433
*	Ironwood Pharmaceuticals Inc.	502,433	5,426
*	Emdeon Inc. Class A	287,787	5,407
*	IPC The Hospitalist Co. Inc.	148,809	5,311
*	Affymetrix Inc.	1,048,821	5,139
*	Akorn Inc.	657,469	5,135
*	Quidel Corp.	311,467	5,099
	Landauer Inc.	102,732	5,089
*	ICU Medical Inc.	136,865	5,037
*	Emeritus Corp.	352,954	4,977
*	Sequenom Inc.	976,060	4,968
*	Greatbatch Inc.	246,020	4,923
*	Molina Healthcare Inc.	317,262	4,899
*	Spectrum Pharmaceuticals Inc.	641,939	4,898
*	MedAssets Inc.	508,551	4,887
	Universal American Corp.	485,655	4,886
*	Pharmacyclics Inc.	411,409	4,867
*	Neurocrine Biosciences Inc.	806,106	4,820
*	Enzon Pharmaceuticals Inc.	682,309	4,803
*	Bio-Reference Labs Inc.	257,479	4,740
	Cantel Medical Corp.	223,571	4,722
*	Amedisys Inc.	311,649	4,619
*	Rigel Pharmaceuticals Inc.	621,465	4,574
*	OraSure Technologies Inc.	574,230	4,571
*	Immunomedics Inc.	1,362,321	4,359
*	Omnicell Inc.	308,596	4,252
*	Idenix Pharmaceuticals Inc.	850,037	4,242
*	Caliper Life Sciences Inc.	401,000	4,198
*,^ Protalix BioTherapeutics Inc.		912,218	4,196
*,^ MannKind Corp.		1,095,840	4,153
*	Emergent Biosolutions Inc.	268,701	4,146
*	Allos Therapeutics Inc.	2,245,130	4,131
*	Team Health Holdings Inc.	248,645	4,083
*,^ Savient Pharmaceuticals Inc.		987,709	4,050
*	Natus Medical Inc.	418,175	3,977
*	BioScrip Inc.	614,007	3,905
*	SonoSite Inc.	123,996	3,762
*	AVEO Pharmaceuticals Inc.	243,100	3,741
*,^ Sunrise Senior Living Inc.		797,033	3,690
*	Healthways Inc.	370,567	3,643

*	ABIOMED Inc.	327,711	3,615
*	Spectranetics Corp.	493,562	3,524
*	Genomic Health Inc.	158,282	3,479
*	Exact Sciences Corp.	523,503	3,471
*	Ardea Biosciences Inc.	219,592	3,430
	Ensign Group Inc.	146,849	3,394
*	Micromet Inc.	703,745	3,378
*	Kensey Nash Corp.	134,329	3,291
	US Physical Therapy Inc.	175,572	3,252
*	Select Medical Holdings Corp.	476,101	3,176
	Assisted Living Concepts Inc. Class A	247,664	3,138
*,^ Cell Therapeutics Inc.		2,909,835	3,084
*	Dynavax Technologies Corp.	1,649,674	3,068
*	Geron Corp.	1,442,626	3,058
*	Medidata Solutions Inc.	180,632	2,970
*	Sciclone Pharmaceuticals Inc.	762,256	2,904
*,^ Biosante Pharmaceuticals Inc.		1,267,627	2,890
*,^ Novavax Inc.		1,786,199	2,876
*,^ ZIOPHARM Oncology Inc.		641,391	2,829
*	Obagi Medical Products Inc.	303,070	2,749
*	Staar Surgical Co.	351,871	2,745
*	Depomed Inc.	506,603	2,736
*	Triple-S Management Corp. Class B	162,725	2,726
*	Synovis Life Technologies Inc.	161,381	2,695
	Pain Therapeutics Inc.	562,536	2,678
	Atrion Corp.	12,847	2,664
*	Arqule Inc.	524,842	2,650
*	Angiodynamics Inc.	199,454	2,621
*	Lexicon Pharmaceuticals Inc.	2,841,371	2,614
*	Accuray Inc.	641,550	2,579
*	ExamWorks Group Inc.	244,975	2,494
*	LHC Group Inc.	144,537	2,466
*	Alnylam Pharmaceuticals Inc.	371,071	2,438
*	Symmetry Medical Inc.	315,357	2,435
*,^ Neoprobe Corp.		817,231	2,419
*	Allied Healthcare International Inc.	626,879	2,407
*	Merge Healthcare Inc.	390,802	2,380
*	Keryx Biopharmaceuticals Inc.	793,154	2,379
*	eResearchTechnology Inc.	522,438	2,330
*	Vascular Solutions Inc.	197,290	2,259
*,^ Delcath Systems Inc.		673,550	2,250
*	Transcend Services Inc.	99,561	2,244
*	Curis Inc.	708,293	2,238
*	Capital Senior Living Corp.	353,332	2,180
*,^ Sangamo Biosciences Inc.		497,507	2,164
*	Chindex International Inc.	245,285	2,161
*	Alphatec Holdings Inc.	969,859	2,046
*,^ Hansen Medical Inc.		615,118	2,042
*,^ Cadence Pharmaceuticals Inc.		309,439	2,027
	National Healthcare Corp.	62,497	2,019
*	Progenics Pharmaceuticals Inc.	349,033	2,003
*	Vanda Pharmaceuticals Inc.	402,397	1,992
*	Medcath Corp.	142,147	1,973
	Young Innovations Inc.	67,492	1,923
*	CryoLife Inc.	421,435	1,892
*	Arena Pharmaceuticals Inc.	1,257,290	1,823
*	RTI Biologics Inc.	550,447	1,811

*	IRIS International Inc.	199,145	1,786
*	Palomar Medical Technologies Inc.	225,724	1,779
*	MAP Pharmaceuticals Inc.	120,538	1,762
*	AMN Healthcare Services Inc.	434,141	1,741
*	Gentiva Health Services Inc.	307,789	1,699
*	American Dental Partners Inc.	173,961	1,680
*,^ Oncothyreon Inc.		274,875	1,644
*	Repligen Corp.	482,047	1,576
*,^ Biolase Technology Inc.		519,828	1,559
*	XenoPort Inc.	260,998	1,540
*	Cambrex Corp.	302,968	1,527
*	Cynosure Inc. Class A	149,204	1,505
*	Five Star Quality Care Inc.	601,870	1,505
*	SurModics Inc.	164,604	1,498
*	Harvard Bioscience Inc.	354,772	1,497
*	Chelsea Therapeutics International Ltd.	409,766	1,496
*,^ Unilife Corp.		353,385	1,484
*	Inhibitex Inc.	603,221	1,484
*	AVI BioPharma Inc.	1,312,208	1,470
*	Dyax Corp.	1,158,647	1,460
*	Astex Pharmaceuticals	758,919	1,457
*	Exactech Inc.	100,527	1,415
*	Santarus Inc.	506,647	1,414
*	Furiex Pharmaceuticals Inc.	97,550	1,388
*	Cytokinetics Inc.	1,163,482	1,373
*	CardioNet Inc.	453,090	1,359
*	Nabi Biopharmaceuticals	792,628	1,332
*	Anika Therapeutics Inc.	240,010	1,320
*,^ Cerus Corp.		617,261	1,309
*,^ MELA Sciences Inc.		287,445	1,273
*	Continucare Corp.	198,118	1,264
*	Rochester Medical Corp.	165,714	1,263
*	Cross Country Healthcare Inc.	300,805	1,257
*	Metropolitan Health Networks Inc.	273,529	1,242
*	Almost Family Inc.	73,333	1,220
	Maxygen Inc.	219,796	1,202
	Medtox Scientific Inc.	90,873	1,190
*	Synta Pharmaceuticals Corp.	365,528	1,188
*	Durect Corp.	733,051	1,180
*	Vical Inc.	474,780	1,177
*	PDI Inc.	174,583	1,170
*,^ BioCryst Pharmaceuticals Inc.		416,950	1,151
*	Achillion Pharmaceuticals Inc.	237,588	1,121
	Psychemedics Corp.	156,629	1,117
*,^ SIGA Technologies Inc.		339,790	1,111
*	Corcept Therapeutics Inc.	349,087	1,082
	Utah Medical Products Inc.	39,666	1,045
*	Enzo Biochem Inc.	397,631	1,022
*	MedQuist Holdings Inc.	135,171	1,022
*	Dusa Pharmaceuticals Inc.	273,850	1,013
*	Adolor Corp.	585,565	1,007
*,^ Cytori Therapeutics Inc.		325,290	960
*	Albany Molecular Research Inc.	336,305	948
*,^ Cel-Sci Corp.		2,583,034	943
*	Columbia Laboratories Inc.	482,053	940
*,^ Osiris Therapeutics Inc.		179,160	917
*	AtriCure Inc.	93,908	915

*	ISTA Pharmaceuticals Inc.	254,561	878
*	Cutera Inc.	121,011	862
*,^ Insmed Inc.		168,933	862
*	Orchid Cellmark Inc.	314,061	842
*	Cardiovascular Systems Inc.	73,477	837
*,^ Metabolix Inc.		189,724	831
*	Digirad Corp.	375,401	830
*	PROLOR Biotech Inc.	190,390	775
*	Medical Action Industries Inc.	151,059	763
*	Pozen Inc.	316,448	763
*	Zalicus Inc.	772,405	757
*,^ KV Pharmaceutical Co. Class A		554,671	749
*	Providence Service Corp.	69,821	744
*	Theragenics Corp.	558,913	738
*	Skilled Healthcare Group Inc.	201,981	729
*	HealthStream Inc.	53,082	681
*	Orexigen Therapeutics Inc.	339,954	676
*,^ Aastrom Biosciences Inc.		297,893	670
*	Strategic Diagnostics Inc.	362,384	660
*	Codexis Inc.	142,956	653
*	RadNet Inc.	255,771	624
*	Sun Healthcare Group Inc.	230,841	623
*	Affymax Inc.	137,395	616
*	Synergetics USA Inc.	112,121	604
*,^ XOMA Ltd.		341,196	597
*	Myrexis Inc.	217,811	597
*,^ Stereotaxis Inc.		535,395	594
*,^ Cumberland Pharmaceuticals Inc.		106,014	594
*	Transcept Pharmaceuticals Inc.	88,933	589
*	Acadia Pharmaceuticals Inc.	537,381	580
*	Peregrine Pharmaceuticals Inc.	530,502	578
*	Mediware Information Systems	48,649	557
*	Infinity Pharmaceuticals Inc.	77,710	548
*	GTx Inc.	160,050	536
*	Array Biopharma Inc.	267,425	524
*	GenVec Inc.	182,511	524
*,^ StemCells Inc.		232,947	471
*	CombiMatrix Corp.	184,417	467
*	Celldex Therapeutics Inc.	195,729	447
*	Pacific Biosciences of California Inc.	138,643	445
*	Lannett Co. Inc.	112,508	431
*	Amicus Therapeutics Inc.	111,669	429
*	Complete Genomics Inc.	72,338	425
*,^ Hemispherx Biopharma Inc.		1,358,729	421
*	Icad Inc.	895,631	421
*,^ Apricus Biosciences Inc.		116,789	419
*	LCA-Vision Inc.	187,243	401
	Daxor Corp.	39,740	400
*	Sucampo Pharmaceuticals Inc. Class A	98,235	366
*	BioMimetic Therapeutics Inc.	106,773	352
*	Alliance HealthCare Services Inc.	309,021	352
*,^ Biotime Inc.		74,532	329
*,^ Alexza Pharmaceuticals Inc.		285,567	314
*	OncoGenex Pharmaceutical Inc.	31,794	312
*	Anthera Pharmaceuticals Inc.	64,756	309
*	Anadys Pharmaceuticals Inc.	301,092	277
*	Heska Corp.	31,113	268

*	Discovery Laboratories Inc.	133,896	266
*	Inovio Pharmaceuticals Inc.	417,456	236
	National Research Corp.	7,073	234
*	Solta Medical Inc.	185,396	232
*	Hooper Holmes Inc.	334,146	221
*,^ BSD Medical Corp.		81,715	217
*	Repros Therapeutics Inc.	56,916	212
*	Agenus Inc.	441,872	208
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	205
*,^ Arrowhead Research Corp.		523,663	204
*,^ ARCA Biopharma Inc.		154,045	173
*	Bovie Medical Corp.	58,845	172
*	Omeros Corp.	39,057	159
*	Alimera Sciences Inc.	19,399	155
*	American Caresource Holdings Inc.	260,932	154
*	ThermoGenesis Corp.	123,286	153
*	TranS1 Inc.	47,024	141
*	Biospecifics Technologies Corp.	8,539	138
*	Idera Pharmaceuticals Inc.	112,980	134
*	CytRx Corp.	380,169	126
*	Telik Inc.	409,132	125
*	Poniard Pharmaceuticals Inc.	995,330	124
*	Nanosphere Inc.	122,665	123
*	AspenBio Pharma Inc.	40,214	117
*	Cardica Inc.	57,700	112
*	Entremed Inc.	67,712	105
*	Retractable Technologies Inc.	74,106	100
*	BioClinica Inc.	18,988	93
*	PURE Bioscience Inc.	114,696	86
*	Vision-Sciences Inc.	41,345	79
*	Biodel Inc.	125,695	69
*	ADVENTRX Pharmaceuticals Inc.	73,296	67
*,^ Celsion Corp.		24,611	62
*	Sharps Compliance Corp.	11,524	52
*,^ Somaxon Pharmaceuticals Inc.		56,195	50
*	IVAX Diagnostics Inc.	61,375	37
*	Galena Biopharma Inc.	35,532	36
*,^ Acura Pharmaceuticals Inc.		9,753	33
*	ProPhase Labs Inc.	29,309	23
*	Bionovo Inc.	27,526	17
*	DynaVox Inc. Class A	1,700	6
*	EnteroMedics Inc.	700	1
*	NeurogesX Inc.	900	1
*	KV Pharmaceutical Co. Class B	500	1
			17,709,370
Industrials (10.7%)
	General Electric Co.	122,762,715	1,870,904
	United Technologies Corp.	10,064,888	708,166
	3M Co.	7,814,079	560,973
	Caterpillar Inc.	7,462,651	551,042
	United Parcel Service Inc. Class B	8,540,255	539,317
	Boeing Co.	8,118,652	491,260
	Union Pacific Corp.	5,679,622	463,855
	Honeywell International Inc.	8,654,954	380,039
	Emerson Electric Co.	8,701,410	359,455
	Deere & Co.	4,858,818	313,734
	Danaher Corp.	6,534,659	274,064

Precision Castparts Corp.	1,660,888	258,202
Lockheed Martin Corp.	3,439,727	249,862
Norfolk Southern Corp.	4,089,451	249,538
CSX Corp.	12,767,495	238,369
FedEx Corp.	3,471,977	234,983
Tyco International Ltd.	5,429,554	221,254
Illinois Tool Works Inc.	5,210,715	216,766
General Dynamics Corp.	3,661,161	208,283
Cummins Inc.	2,158,836	176,291
Goodrich Corp.	1,446,031	174,507
Waste Management Inc.	5,216,684	169,855
Raytheon Co.	4,124,572	168,571
Northrop Grumman Corp.	3,220,207	167,966
Eaton Corp.	3,754,124	133,271
CH Robinson Worldwide Inc.	1,887,674	129,249
PACCAR Inc.	3,809,684	128,844
Parker Hannifin Corp.	1,878,679	118,601
Fastenal Co.	3,245,360	108,006
Ingersoll-Rand plc	3,836,878	107,778
WW Grainger Inc.	681,597	101,926
Dover Corp.	2,159,872	100,650
Expeditors International of Washington Inc.	2,458,445	99,690
Republic Services Inc. Class A	3,513,541	98,590
Rockwell Collins Inc.	1,784,329	94,141
Fluor Corp.	2,019,531	94,009
Rockwell Automation Inc.	1,670,903	93,571
Stanley Black & Decker Inc.	1,849,078	90,790
Cooper Industries plc	1,910,906	88,131
ITT Corp.	2,025,552	85,073
Roper Industries Inc.	1,110,567	76,529
* Stericycle Inc.	944,989	76,280
L-3 Communications Holdings Inc.	1,229,128	76,169
Joy Global Inc.	1,213,292	75,685
* United Continental Holdings Inc.	3,844,925	74,515
Southwest Airlines Co.	9,164,924	73,686
* Delta Air Lines Inc.	9,798,919	73,492
Iron Mountain Inc.	2,091,805	66,143
* Kansas City Southern	1,271,103	63,504
AMETEK Inc.	1,862,809	61,417
Pall Corp.	1,345,244	57,038
Textron Inc.	3,199,376	56,437
* Verisk Analytics Inc. Class A	1,502,806	52,253
Flowserve Corp.	646,954	47,875
* Jacobs Engineering Group Inc.	1,469,166	47,439
* Quanta Services Inc.	2,454,045	46,112
Donaldson Co. Inc.	840,308	46,049
* TransDigm Group Inc.	550,515	44,961
^ Pitney Bowes Inc.	2,360,146	44,371
Equifax Inc.	1,426,821	43,860
Cintas Corp.	1,514,581	42,620
Waste Connections Inc.	1,249,848	42,270
KBR Inc.	1,757,063	41,519
JB Hunt Transport Services Inc.	1,117,956	40,381
* BE Aerospace Inc.	1,196,444	39,614
Gardner Denver Inc.	606,606	38,550
* AGCO Corp.	1,099,651	38,015
Towers Watson & Co. Class A	630,530	37,693

* IHS Inc. Class A	489,081	36,588
Pentair Inc.	1,139,302	36,469
Dun & Bradstreet Corp.	572,763	35,087
Robert Half International Inc.	1,615,834	34,288
RR Donnelley & Sons Co.	2,408,369	34,006
Manpower Inc.	951,843	32,001
Timken Co.	964,398	31,652
Kennametal Inc.	948,532	31,055
MSC Industrial Direct Co. Class A	541,620	30,580
Hubbell Inc. Class B	609,120	30,176
IDEX Corp.	960,543	29,931
* Owens Corning	1,375,101	29,812
Masco Corp.	4,170,622	29,695
* WABCO Holdings Inc.	781,162	29,575
Wabtec Corp.	558,998	29,554
* Kirby Corp.	561,023	29,532
Avery Dennison Corp.	1,175,571	29,483
Snap-on Inc.	641,222	28,470
* Clean Harbors Inc.	552,213	28,329
* Corrections Corp. of America	1,245,198	28,254
* Hertz Global Holdings Inc.	3,135,937	27,910
* URS Corp.	923,800	27,400
* Copart Inc.	694,177	27,156
* Nielsen Holdings NV	1,037,198	27,050
Lincoln Electric Holdings Inc.	929,623	26,968
SPX Corp.	590,777	26,768
* Sensata Technologies Holding NV	1,009,699	26,717
Nordson Corp.	672,108	26,710
* Foster Wheeler AG	1,442,158	25,656
* Navistar International Corp.	798,141	25,636
* Babcock & Wilcox Co.	1,294,223	25,302
* Hexcel Corp.	1,134,334	25,137
Graco Inc.	703,163	24,006
Covanta Holding Corp.	1,548,141	23,516
* Alaska Air Group Inc.	414,900	23,355
* Thomas & Betts Corp.	576,708	23,016
CLARCOR Inc.	555,109	22,970
Carlisle Cos. Inc.	710,585	22,653
* Polypore International Inc.	399,983	22,607
Ryder System Inc.	596,283	22,367
Triumph Group Inc.	455,239	22,188
* AECOM Technology Corp.	1,243,966	21,981
Landstar System Inc.	555,462	21,974
* Spirit Aerosystems Holdings Inc. Class A	1,365,860	21,785
* Genesee & Wyoming Inc. Class A	461,595	21,473
Alliant Techsystems Inc.	388,568	21,181
Regal-Beloit Corp.	448,098	20,335
Valmont Industries Inc.	260,437	20,298
Trinity Industries Inc.	925,553	19,816
* Teledyne Technologies Inc.	405,233	19,800
Crane Co.	542,026	19,345
* Dollar Thrifty Automotive Group Inc.	335,623	18,896
* FTI Consulting Inc.	512,792	18,876
Woodward Inc.	680,474	18,645
* Esterline Technologies Corp.	353,187	18,309
* Shaw Group Inc.	838,738	18,234
Harsco Corp.	938,679	18,201

	Acuity Brands Inc.	502,761	18,120
	Toro Co.	367,441	18,104
*	Acacia Research - Acacia Technologies	497,546	17,907
	Alexander & Baldwin Inc.	481,659	17,595
*	GrafTech International Ltd.	1,351,662	17,166
	Mueller Industries Inc.	438,295	16,914
*	WESCO International Inc.	498,980	16,741
*	Oshkosh Corp.	1,057,415	16,644
	Robbins & Myers Inc.	475,488	16,504
	Actuant Corp. Class A	798,836	15,777
*	EMCOR Group Inc.	775,992	15,776
	UTi Worldwide Inc.	1,191,650	15,539
	Brady Corp. Class A	572,368	15,128
	Watsco Inc.	295,817	15,116
	GATX Corp.	483,882	14,995
*	CoStar Group Inc.	287,601	14,947
*	Moog Inc. Class A	455,511	14,859
	Curtiss-Wright Corp.	511,528	14,747
*	Middleby Corp.	206,187	14,528
*	Old Dominion Freight Line Inc.	501,190	14,519
*	Chart Industries Inc.	342,038	14,424
	AO Smith Corp.	449,639	14,402
	Con-way Inc.	644,192	14,256
	Belden Inc.	550,465	14,196
*	General Cable Corp.	607,928	14,195
*	Geo Group Inc.	754,802	14,009
	United Stationers Inc.	509,597	13,887
*	Tetra Tech Inc.	725,055	13,588
	Lennox International Inc.	526,956	13,585
*	Huntington Ingalls Industries Inc.	538,310	13,097
*	Terex Corp.	1,269,180	13,022
	Rollins Inc.	685,123	12,819
	Brink's Co.	540,263	12,594
*	United Rentals Inc.	723,921	12,191
*	HUB Group Inc. Class A	426,719	12,063
	Applied Industrial Technologies Inc.	443,070	12,034
*	JetBlue Airways Corp.	2,926,129	11,997
	Corporate Executive Board Co.	401,144	11,954
*	Advisory Board Co.	184,319	11,894
	Healthcare Services Group Inc.	735,172	11,866
*	Avis Budget Group Inc.	1,215,355	11,752
*	EnerSys	584,761	11,707
	Simpson Manufacturing Co. Inc.	465,352	11,601
*,^ AMR Corp.		3,881,874	11,490
*	MasTec Inc.	644,124	11,343
	Herman Miller Inc.	633,012	11,306
	ABM Industries Inc.	583,402	11,120
	Deluxe Corp.	597,106	11,106
	Kaydon Corp.	380,361	10,909
	Mine Safety Appliances Co.	404,110	10,895
*	II-VI Inc.	620,284	10,855
	Ameron International Corp.	126,457	10,741
	Macquarie Infrastructure Co. LLC	478,200	10,731
	HEICO Corp. Class A	318,659	10,726
	Werner Enterprises Inc.	505,812	10,536
*	US Airways Group Inc.	1,881,800	10,350
	Barnes Group Inc.	536,931	10,336

*	Atlas Air Worldwide Holdings Inc.	306,129	10,191
	HNI Corp.	522,516	9,996
	Knight Transportation Inc.	742,662	9,885
	Manitowoc Co. Inc.	1,455,029	9,763
	Forward Air Corp.	365,130	9,293
	Raven Industries Inc.	191,461	9,228
	Granite Construction Inc.	482,010	9,047
	Watts Water Technologies Inc. Class A	336,624	8,971
	Heartland Express Inc.	657,819	8,920
*	Allegiant Travel Co. Class A	185,329	8,735
*	SYKES Enterprises Inc.	569,064	8,508
*	Orbital Sciences Corp.	660,654	8,456
	Interface Inc. Class A	708,479	8,403
*	TrueBlue Inc.	708,774	8,030
	Briggs & Stratton Corp.	593,917	8,024
*	Mobile Mini Inc.	476,319	7,831
	AAR Corp.	461,196	7,688
*	DigitalGlobe Inc.	393,378	7,643
	Kaman Corp.	273,451	7,616
*	Blount International Inc.	567,812	7,586
*	Meritor Inc.	1,064,313	7,514
*	Dycom Industries Inc.	490,062	7,498
*	Beacon Roofing Supply Inc.	468,298	7,488
*	Sauer-Danfoss Inc.	255,344	7,379
	Cubic Corp.	188,049	7,347
	ESCO Technologies Inc.	285,803	7,288
	American Science & Engineering Inc.	116,644	7,121
*	Ceradyne Inc.	262,851	7,068
*	RBC Bearings Inc.	207,756	7,062
	Franklin Electric Co. Inc.	192,831	6,996
	Armstrong World Industries Inc.	202,085	6,960
	Skywest Inc.	599,314	6,898
*	Navigant Consulting Inc.	742,433	6,882
*	Huron Consulting Group Inc.	218,401	6,799
	Lindsay Corp.	125,635	6,759
*	GeoEye Inc.	237,665	6,738
	Knoll Inc.	489,601	6,708
*,^ Colfax Corp.		328,263	6,651
	Seaboard Corp.	3,673	6,619
*,^ 3D Systems Corp.		466,492	6,526
*	EnPro Industries Inc.	218,917	6,497
*,^ Higher One Holdings Inc.		396,230	6,447
	Unifirst Corp.	142,140	6,438
	Titan International Inc.	426,118	6,392
*	Korn/Ferry International	522,086	6,364
	Tennant Co.	176,845	6,255
*,^ A123 Systems Inc.		1,813,828	6,240
	Insperity Inc.	278,481	6,196
	TAL International Group Inc.	247,245	6,166
	Aircastle Ltd.	614,835	5,853
*	Insituform Technologies Inc. Class A	503,746	5,833
	Albany International Corp.	311,992	5,694
*,^ Capstone Turbine Corp.		5,690,259	5,690
	Resources Connection Inc.	579,283	5,665
	McGrath Rentcorp	238,032	5,663
*	Astronics Corp.	199,576	5,638
	Arkansas Best Corp.	339,112	5,477

*,^ USG Corp.		804,172	5,412
*	Swift Transportation Co.	839,993	5,410
	CIRCOR International Inc.	182,267	5,353
	Sun Hydraulics Corp.	256,134	5,220
	Steelcase Inc. Class A	826,182	5,213
*	Astec Industries Inc.	175,930	5,151
*	Exponent Inc.	124,497	5,145
	US Ecology Inc.	318,783	4,932
	Universal Forest Products Inc.	204,345	4,914
	Standex International Corp.	153,044	4,764
*	Force Protection Inc.	1,225,740	4,719
*	Aerovironment Inc.	164,384	4,627
	Encore Wire Corp.	222,544	4,580
*	Griffon Corp.	555,889	4,547
*	KAR Auction Services Inc.	373,898	4,528
*	Amerco Inc.	72,054	4,500
*	M&F Worldwide Corp.	181,846	4,477
*	APAC Customer Services Inc.	518,705	4,419
*	Generac Holdings Inc.	231,501	4,355
	AZZ Inc.	111,315	4,316
*	Altra Holdings Inc.	372,610	4,311
*	Interline Brands Inc.	333,547	4,293
	Badger Meter Inc.	148,037	4,283
	Miller Industries Inc.	246,192	4,271
	Quanex Building Products Corp.	390,069	4,271
*	Rush Enterprises Inc. Class A	299,307	4,238
	G&K Services Inc. Class A	164,403	4,199
	Tredegar Corp.	280,255	4,156
	Mueller Water Products Inc. Class A	1,674,751	4,153
	AAON Inc.	257,284	4,052
	Gorman-Rupp Co.	163,782	4,044
*	Consolidated Graphics Inc.	109,820	4,012
	Ennis Inc.	306,207	3,999
*	Team Inc.	189,972	3,986
*	Kforce Inc.	400,081	3,925
	HEICO Corp.	79,653	3,922
	National Presto Industries Inc.	45,073	3,917
*	Layne Christensen Co.	168,686	3,897
	Comfort Systems USA Inc.	462,397	3,847
	Heidrick & Struggles International Inc.	229,191	3,770
*	Pendrell Corp.	1,669,982	3,757
	John Bean Technologies Corp.	254,229	3,625
*	RSC Holdings Inc.	499,873	3,564
*	Trimas Corp.	239,728	3,560
*	MYR Group Inc.	200,723	3,541
	Kelly Services Inc. Class A	309,256	3,526
*	CBIZ Inc.	527,310	3,475
*	GenCorp Inc.	761,539	3,419
	Tutor Perini Corp.	285,166	3,277
	Twin Disc Inc.	119,237	3,180
	Primoris Services Corp.	302,591	3,165
*	On Assignment Inc.	446,862	3,159
	Celadon Group Inc.	352,180	3,127
	Houston Wire & Cable Co.	271,336	3,118
	Cascade Corp.	92,273	3,081
*	Flow International Corp.	1,390,847	3,074
*	Furmanite Corp.	561,366	3,037

*	Wabash National Corp.	626,861	2,990
*	RailAmerica Inc.	228,917	2,983
*	Taser International Inc.	688,687	2,968
*	InnerWorkings Inc.	377,998	2,963
*	Quality Distribution Inc.	329,134	2,952
*	ICF International Inc.	156,673	2,947
	Viad Corp.	173,480	2,946
	NACCO Industries Inc. Class A	45,349	2,875
*	Kadant Inc.	159,271	2,829
*	EnergySolutions Inc.	794,762	2,806
	Federal Signal Corp.	634,098	2,803
*,^ EnerNOC Inc.		311,194	2,801
	Apogee Enterprises Inc.	325,890	2,799
*	Global Power Equipment Group Inc.	118,929	2,767
*	Titan Machinery Inc.	152,327	2,727
	Marten Transport Ltd.	155,396	2,679
*	FreightCar America Inc.	185,616	2,675
*	Powell Industries Inc.	84,788	2,626
	Insteel Industries Inc.	248,200	2,499
*	Columbus McKinnon Corp.	228,010	2,499
*	Metalico Inc.	640,380	2,497
*	ACCO Brands Corp.	523,096	2,495
	Aceto Corp.	466,383	2,467
	Dynamic Materials Corp.	154,345	2,431
*	H&E Equipment Services Inc.	291,592	2,406
	SeaCube Container Leasing Ltd.	197,111	2,391
	LB Foster Co. Class A	105,989	2,356
*	Greenbrier Cos. Inc.	200,826	2,340
*	Mistras Group Inc.	129,059	2,266
	Great Lakes Dredge & Dock Corp.	546,947	2,226
	Graham Corp.	132,075	2,198
*,^ Genco Shipping & Trading Ltd.		279,133	2,180
*	Dolan Co.	240,422	2,161
*	Michael Baker Corp.	111,588	2,135
*	Lydall Inc.	239,060	2,128
*,^ American Superconductor Corp.		529,199	2,080
*	NN Inc.	411,364	2,077
*	Cenveo Inc.	669,919	2,016
	Multi-Color Corp.	87,434	1,975
*	American Reprographics Co.	580,209	1,949
*	GP Strategies Corp.	193,797	1,936
	Met-Pro Corp.	225,034	1,931
	Ducommun Inc.	128,181	1,920
*	Hawaiian Holdings Inc.	445,270	1,875
*	Sterling Construction Co. Inc.	161,080	1,799
	CDI Corp.	167,422	1,788
	Barrett Business Services Inc.	125,917	1,755
	Alamo Group Inc.	83,601	1,738
*	Kratos Defense & Security Solutions Inc.	255,337	1,716
	Intersections Inc.	133,439	1,715
*	Gibraltar Industries Inc.	210,341	1,708
	Ampco-Pittsburgh Corp.	83,248	1,702
*	Builders FirstSource Inc.	1,321,178	1,678
*	Trex Co. Inc.	104,418	1,674
*	Standard Parking Corp.	105,102	1,644
*	Air Transport Services Group Inc.	375,753	1,627
	LSI Industries Inc.	260,808	1,625

*	Pike Electric Corp.	237,100	1,605
*	Casella Waste Systems Inc. Class A	304,844	1,603
	Douglas Dynamics Inc.	122,085	1,560
*	Orion Marine Group Inc.	270,232	1,559
*	CAI International Inc.	131,763	1,544
*,^ Valence Technology Inc.		1,482,024	1,541
*	School Specialty Inc.	214,312	1,528
	International Shipholding Corp.	79,980	1,479
*	CRA International Inc.	73,274	1,466
*,^ Odyssey Marine Exploration Inc.		592,756	1,458
*	Energy Recovery Inc.	481,874	1,450
*	Rush Enterprises Inc. Class B	124,113	1,448
*	American Railcar Industries Inc.	93,445	1,437
*	Accuride Corp.	269,044	1,378
*	Hurco Cos. Inc.	67,704	1,374
*	LMI Aerospace Inc.	80,102	1,367
*	Northwest Pipe Co.	67,028	1,360
*	DXP Enterprises Inc.	72,132	1,358
	American Woodmark Corp.	112,079	1,357
	Vicor Corp.	152,142	1,331
*	WCA Waste Corp.	310,518	1,317
*	Park-Ohio Holdings Corp.	107,932	1,296
*	Pacer International Inc.	340,742	1,278
	Schawk Inc. Class A	129,340	1,277
*	PMFG Inc.	80,939	1,276
*	Heritage-Crystal Clean Inc.	69,247	1,258
*	Saia Inc.	118,378	1,245
*	Tecumseh Products Co. Class A	165,910	1,209
	Superior Uniform Group Inc.	107,163	1,205
*	Willis Lease Finance Corp.	104,923	1,191
*	Fuel Tech Inc.	204,402	1,190
*	Orion Energy Systems Inc.	438,665	1,162
*	USA Truck Inc.	149,773	1,162
*	Innovative Solutions & Support Inc.	238,921	1,154
*	Ultralife Corp.	229,766	1,147
*	Commercial Vehicle Group Inc.	174,345	1,145
*,^ Satcon Technology Corp.		1,184,493	1,125
*,^ FuelCell Energy Inc.		1,328,614	1,116
*	Ameresco Inc. Class A	107,145	1,089
	Kimball International Inc. Class B	213,755	1,039
	US Home Systems Inc.	199,554	996
	VSE Corp.	37,298	965
	Lawson Products Inc.	70,592	954
*	Hudson Highland Group Inc.	270,260	924
*	Pinnacle Airlines Corp.	297,449	872
*	Roadrunner Transportation Systems Inc.	63,439	870
*	Republic Airways Holdings Inc.	305,799	865
	Standard Register Co.	318,974	807
*	Hill International Inc.	166,935	781
*	Perma-Fix Environmental Services	649,314	779
*,^ Eagle Bulk Shipping Inc.		492,228	773
	Preformed Line Products Co.	16,846	772
*	NCI Building Systems Inc.	98,483	745
	Courier Corp.	111,791	731
*	Xerium Technologies Inc.	68,064	713
	Universal Truckload Services Inc.	54,784	712
	Baltic Trading Ltd.	148,494	690

	Hardinge Inc.	83,298	686
*	UQM Technologies Inc.	396,226	662
*	SL Industries Inc.	37,937	639
	LS Starrett Co. Class A	58,246	629
*	BlueLinx Holdings Inc.	427,830	620
*	PAM Transportation Services Inc.	61,373	611
*	Omega Flex Inc.	43,837	583
*	PowerSecure International Inc.	119,374	565
*	Astronics Corp. Class B	19,957	550
*	Active Power Inc.	425,386	549
*	Covenant Transportation Group Inc. Class A	140,603	513
*	Plug Power Inc.	267,750	490
*	Magnetek Inc.	513,668	473
*	TRC Cos. Inc.	151,953	457
*	Patriot Transportation Holding Inc.	22,383	452
	Ceco Environmental Corp.	64,270	368
*,^ Lime Energy Co.		116,804	367
*,^ Altair Nanotechnologies Inc.		272,668	365
*	Frozen Food Express Industries	179,901	358
*	AT Cross Co. Class A	30,860	348
	Hubbell Inc. Class A	7,600	340
*,^ Hoku Corp.		182,847	293
*	Sypris Solutions Inc.	91,511	279
*	Broadwind Energy Inc.	794,266	254
	Virco Manufacturing	159,526	247
*	Integrated Electrical Services Inc.	111,664	228
*	KEYW Holding Corp.	31,340	223
^	Horizon Lines Inc. Class A	520,269	223
*	Argan Inc.	19,291	196
*,^ Ocean Power Technologies Inc.		64,579	177
*	TBS International plc Class A	225,630	160
*	Coleman Cable Inc.	17,271	146
*,^ Ener1 Inc.		1,000,724	137
*	Franklin Covey Co.	15,108	115
*	Innotrac Corp.	73,831	105
*	Key Technology Inc.	8,241	96
	Eastern Co.	3,468	63
*	Applied Energetics Inc.	292,298	61
*,^ Ascent Solar Technologies Inc.		72,735	55
*,^ Westinghouse Solar Inc.		69,212	53
*	PGT Inc.	24,655	31
*	Arotech Corp.	17,917	26
*,^ YRC Worldwide Inc.		309,038	15
*	Innovaro Inc.	3,814	6
*	Beacon Power Corp.	1,935	1
*	Trailer Bridge Inc.	1,021	1
*	Supreme Industries Inc. Class A	100	—
			15,547,054
Information Technology (19.0%)
*	Apple Inc.	10,704,458	4,080,325
	International Business Machines Corp.	14,020,212	2,453,958
	Microsoft Corp.	87,851,719	2,186,629
*	Google Inc. Class A	2,928,511	1,506,367
	Oracle Corp.	46,862,163	1,346,819
	Intel Corp.	61,372,971	1,309,085
	Cisco Systems Inc.	63,667,194	986,205
	QUALCOMM Inc.	19,325,682	939,808

Hewlett-Packard Co.	25,048,584	562,341
Visa Inc. Class A	6,056,792	519,188
* EMC Corp.	23,817,344	499,926
* eBay Inc.	13,521,773	398,757
Mastercard Inc. Class A	1,257,125	398,710
Accenture plc Class A	7,516,058	395,946
Texas Instruments Inc.	13,441,883	358,226
* Dell Inc.	19,650,086	278,049
Automatic Data Processing Inc.	5,785,240	272,774
Corning Inc.	18,176,349	224,660
* Cognizant Technology Solutions Corp. Class A	3,522,695	220,873
* Yahoo! Inc.	14,332,547	188,616
Broadcom Corp. Class A	5,588,211	186,032
* Salesforce.com Inc.	1,473,116	168,348
Applied Materials Inc.	15,265,689	158,000
* Intuit Inc.	3,328,861	157,921
Motorola Solutions Inc.	3,538,845	148,278
* NetApp Inc.	4,260,323	144,595
TE Connectivity Ltd.	5,092,718	143,309
* Symantec Corp.	8,749,969	142,624
* Adobe Systems Inc.	5,842,352	141,210
* Motorola Mobility Holdings Inc.	3,246,037	122,635
* Citrix Systems Inc.	2,177,675	118,749
Altera Corp.	3,732,434	117,684
Xerox Corp.	16,231,590	113,134
Western Union Co.	7,324,011	111,984
* SanDisk Corp.	2,761,496	111,426
Analog Devices Inc.	3,471,119	108,472
* Juniper Networks Inc.	6,174,665	106,575
* Teradata Corp.	1,954,002	104,598
Paychex Inc.	3,770,058	99,416
* Red Hat Inc.	2,236,556	94,517
CA Inc.	4,687,077	90,976
* Marvell Technology Group Ltd.	6,015,075	87,399
* NVIDIA Corp.	6,948,735	86,859
* Fiserv Inc.	1,662,517	84,406
Xilinx Inc.	3,075,353	84,388
Avago Technologies Ltd.	2,564,077	84,025
Amphenol Corp. Class A	2,039,307	83,143
Maxim Integrated Products Inc.	3,420,798	79,807
* BMC Software Inc.	2,047,776	78,962
* Electronic Arts Inc.	3,849,068	78,713
* VMware Inc. Class A	968,850	77,876
KLA-Tencor Corp.	1,944,429	74,433
* Autodesk Inc.	2,662,704	73,970
Linear Technology Corp.	2,636,621	72,903
Activision Blizzard Inc.	5,963,430	70,965
* Western Digital Corp.	2,691,403	69,223
Fidelity National Information Services Inc.	2,835,260	68,954
^ Microchip Technology Inc.	2,207,471	68,674
* F5 Networks Inc.	939,396	66,744
* Nuance Communications Inc.	2,804,907	57,108
* Rovi Corp.	1,307,821	56,210
* Lam Research Corp.	1,441,963	54,766
* Alliance Data Systems Corp.	590,662	54,754
* Varian Semiconductor Equipment Associates Inc.	873,615	53,422
VeriSign Inc.	1,857,154	53,133

*	Micron Technology Inc.	10,448,249	52,659
*	ANSYS Inc.	1,063,684	52,163
	Seagate Technology plc	4,982,414	51,219
	Harris Corp.	1,472,728	50,323
*	Informatica Corp.	1,225,718	50,193
*	Flextronics International Ltd.	8,781,695	49,441
	Computer Sciences Corp.	1,798,649	48,294
*	Equinix Inc.	542,024	48,148
*	Trimble Navigation Ltd.	1,420,992	47,674
	FLIR Systems Inc.	1,850,573	46,357
*	Avnet Inc.	1,772,057	46,215
	Factset Research Systems Inc.	508,265	45,220
*	TIBCO Software Inc.	1,924,834	43,097
*	Akamai Technologies Inc.	2,163,182	43,004
*	Atmel Corp.	5,307,068	42,828
*	VeriFone Systems Inc.	1,202,569	42,114
*	Synopsys Inc.	1,700,220	41,417
	Solera Holdings Inc.	819,133	41,366
*	MICROS Systems Inc.	940,492	41,297
*,^ First Solar Inc.		649,321	41,044
*	Rackspace Hosting Inc.	1,198,455	40,915
	Jabil Circuit Inc.	2,277,182	40,511
*	SAIC Inc.	3,320,285	39,213
*	IAC/InterActiveCorp	989,341	39,128
*	Skyworks Solutions Inc.	2,158,459	38,723
*	Polycom Inc.	2,046,908	37,602
	Global Payments Inc.	929,287	37,534
*	Arrow Electronics Inc.	1,346,452	37,404
*	ON Semiconductor Corp.	5,159,674	36,995
*	LSI Corp.	7,019,090	36,359
*	Gartner Inc.	1,015,800	35,421
*	Advanced Micro Devices Inc.	6,776,474	34,424
*	Netlogic Microsystems Inc.	712,324	34,270
*	Riverbed Technology Inc.	1,692,348	33,779
*	Cree Inc.	1,267,605	32,932
	Total System Services Inc.	1,900,456	32,175
*	NCR Corp.	1,847,919	31,211
*	Ariba Inc.	1,118,098	30,982
*	Acme Packet Inc.	716,112	30,499
*	Ingram Micro Inc.	1,864,644	30,077
	Broadridge Financial Solutions Inc.	1,430,561	28,811
*	Cadence Design Systems Inc.	3,117,108	28,802
*	Novellus Systems Inc.	1,038,589	28,312
	Cypress Semiconductor Corp.	1,862,137	27,876
	Jack Henry & Associates Inc.	951,682	27,580
*	JDS Uniphase Corp.	2,627,650	26,198
	National Instruments Corp.	1,102,917	25,213
*	Lexmark International Inc. Class A	917,830	24,809
	InterDigital Inc.	525,696	24,487
*	Brocade Communications Systems Inc.	5,487,048	23,704
*	Teradyne Inc.	2,152,016	23,694
*	Tech Data Corp.	539,446	23,320
*	Universal Display Corp.	473,003	22,676
*	NeuStar Inc. Class A	857,356	21,554
*	Parametric Technology Corp.	1,382,002	21,255
*	RF Micro Devices Inc.	3,213,833	20,376
*	Zebra Technologies Corp.	642,725	19,886

* WebMD Health Corp.	657,546	19,825
Diebold Inc.	720,185	19,812
* Concur Technologies Inc.	531,872	19,796
* Compuware Corp.	2,531,129	19,388
* SuccessFactors Inc.	825,436	18,977
* Aruba Networks Inc.	904,414	18,911
DST Systems Inc.	431,432	18,910
ADTRAN Inc.	712,094	18,842
* Finisar Corp.	1,042,908	18,293
* QLIK Technologies Inc.	842,197	18,242
* Blackboard Inc.	407,666	18,206
* CommVault Systems Inc.	484,569	17,958
MercadoLibre Inc.	332,111	17,851
* Fortinet Inc.	1,046,773	17,586
Tellabs Inc.	4,010,112	17,203
* Dolby Laboratories Inc. Class A	615,223	16,882
* CACI International Inc. Class A	334,333	16,697
* Silicon Laboratories Inc.	490,135	16,424
* Wright Express Corp.	426,160	16,211
Anixter International Inc.	341,512	16,201
* PMC - Sierra Inc.	2,702,145	16,159
Plantronics Inc.	564,465	16,059
* Microsemi Corp.	1,002,905	16,026
* Fairchild Semiconductor International Inc. Class A	1,483,079	16,017
* Semtech Corp.	758,323	16,001
* Hittite Microwave Corp.	327,229	15,936
* Aspen Technology Inc.	1,038,273	15,854
* Rambus Inc.	1,128,768	15,803
* QLogic Corp.	1,218,499	15,451
* Viasat Inc.	459,389	15,302
Intersil Corp. Class A	1,463,179	15,056
* International Rectifier Corp.	808,004	15,045
Molex Inc. Class A	890,848	15,038
* AOL Inc.	1,245,423	14,945
* Vishay Intertechnology Inc.	1,760,658	14,719
* ValueClick Inc.	935,503	14,556
Molex Inc.	711,945	14,502
* Cavium Inc.	534,629	14,440
j2 Global Communications Inc.	532,878	14,334
* IPG Photonics Corp.	329,402	14,309
* Arris Group Inc.	1,370,383	14,115
MAXIMUS Inc.	403,461	14,081
* MEMC Electronic Materials Inc.	2,667,887	13,980
* Itron Inc.	471,892	13,921
Lender Processing Services Inc.	1,000,792	13,701
* Progress Software Corp.	777,703	13,649
* FEI Co.	449,635	13,471
* VistaPrint NV	498,123	13,464
* Ultimate Software Group Inc.	285,771	13,351
* Convergys Corp.	1,408,394	13,211
* SolarWinds Inc.	592,380	13,044
* TiVo Inc.	1,390,330	12,986
Sapient Corp.	1,279,183	12,971
* Coherent Inc.	295,255	12,684
MKS Instruments Inc.	578,538	12,560
* Cymer Inc.	336,486	12,511
Syntel Inc.	288,343	12,454

	Cognex Corp.	456,417	12,373
*	Ciena Corp.	1,101,792	12,340
*	Taleo Corp. Class A	477,633	12,285
*	Quest Software Inc.	750,672	11,921
*	JDA Software Group Inc.	493,691	11,572
*,^ Veeco Instruments Inc.		473,086	11,543
	Blackbaud Inc.	517,438	11,523
*	CoreLogic Inc.	1,063,844	11,351
*	Netgear Inc.	425,824	11,025
*	Cirrus Logic Inc.	744,485	10,974
*	Take-Two Interactive Software Inc.	855,660	10,884
*	ACI Worldwide Inc.	388,675	10,704
*	Mentor Graphics Corp.	1,106,054	10,640
*	MicroStrategy Inc. Class A	92,866	10,593
	Littelfuse Inc.	263,382	10,591
*	Synaptics Inc.	437,873	10,465
*	GT Advanced Technologies Inc.	1,465,980	10,291
*	Monster Worldwide Inc.	1,428,720	10,258
	Power Integrations Inc.	333,809	10,218
*	RightNow Technologies Inc.	306,620	10,134
*	Acxiom Corp.	948,391	10,091
	Fair Isaac Corp.	461,557	10,076
*	Plexus Corp.	440,823	9,971
*	Entegris Inc.	1,555,189	9,922
*	Insight Enterprises Inc.	638,405	9,665
*	TriQuint Semiconductor Inc.	1,913,679	9,607
*	Integrated Device Technology Inc.	1,859,645	9,577
*	Digital River Inc.	461,467	9,566
*	Omnivision Technologies Inc.	671,990	9,435
*	Cardtronics Inc.	405,246	9,288
*	Benchmark Electronics Inc.	713,178	9,278
*	Cabot Microelectronics Corp.	269,408	9,265
*	Tyler Technologies Inc.	363,792	9,197
*	Advent Software Inc.	425,981	8,882
*,^ OpenTable Inc.		190,989	8,787
*	EchoStar Corp. Class A	386,993	8,750
	Comtech Telecommunications Corp.	310,004	8,708
*	Manhattan Associates Inc.	259,706	8,591
*	Brightpoint Inc.	932,402	8,587
	Earthlink Inc.	1,300,736	8,494
	Mantech International Corp. Class A	268,529	8,426
*	Websense Inc.	476,759	8,248
*	Lattice Semiconductor Corp.	1,552,654	8,151
*	Spansion Inc. Class A	665,502	8,132
*	Scansource Inc.	274,267	8,107
*	Ancestry.com Inc.	338,397	7,952
*	Infinera Corp.	1,022,068	7,890
*	Euronet Worldwide Inc.	491,003	7,728
*	Sourcefire Inc.	288,422	7,718
*	TeleTech Holdings Inc.	498,735	7,601
*	Loral Space & Communications Inc.	151,201	7,575
*,^ Ebix Inc.		513,933	7,555
*	Unisys Corp.	476,241	7,472
*	Tessera Technologies Inc.	618,965	7,390
	Heartland Payment Systems Inc.	374,071	7,377
*	Silicon Image Inc.	1,247,444	7,322
*	Sonus Networks Inc.	3,346,248	7,261

*	Rogers Corp.	184,582	7,223
*	Blue Coat Systems Inc.	509,267	7,069
*	Diodes Inc.	392,586	7,035
*	FleetCor Technologies Inc.	267,750	7,031
	Opnet Technologies Inc.	196,302	6,853
*	Sanmina-SCI Corp.	1,021,775	6,825
*	DealerTrack Holdings Inc.	432,982	6,785
*	RealPage Inc.	329,252	6,733
*	Synchronoss Technologies Inc.	268,745	6,694
	AVX Corp.	552,685	6,560
*	SYNNEX Corp.	248,679	6,515
*,^ STEC Inc.		640,211	6,492
*	Bottomline Technologies Inc.	320,637	6,458
*	Constant Contact Inc.	371,044	6,415
*	Rofin-Sinar Technologies Inc.	329,450	6,325
*	OSI Systems Inc.	183,793	6,161
*,^ BroadSoft Inc.		202,419	6,143
	NIC Inc.	534,485	6,120
	Micrel Inc.	643,307	6,092
*	Maxwell Technologies Inc.	329,591	6,068
*	Ultratech Inc.	353,742	6,067
	Brooks Automation Inc.	739,480	6,027
*	comScore Inc.	356,610	6,016
*	Net 1 UEPS Technologies Inc.	911,257	5,923
*	NetSuite Inc.	219,050	5,917
*	LivePerson Inc.	593,730	5,908
*	TTM Technologies Inc.	605,865	5,762
*	Electronics for Imaging Inc.	427,455	5,758
*,^ VirnetX Holding Corp.		383,682	5,751
	United Online Inc.	1,099,661	5,751
*	S1 Corp.	625,655	5,737
*	Measurement Specialties Inc.	220,637	5,728
*	LoopNet Inc.	330,973	5,670
	Forrester Research Inc.	173,222	5,631
*	Checkpoint Systems Inc.	406,979	5,527
*	Magma Design Automation Inc.	1,200,582	5,463
*	LogMeIn Inc.	163,603	5,433
*	Volterra Semiconductor Corp.	280,054	5,385
*	Liquidity Services Inc.	167,408	5,369
	Keynote Systems Inc.	253,986	5,367
*,^ Power-One Inc.		1,188,587	5,349
	MTS Systems Corp.	174,343	5,342
*	Amkor Technology Inc.	1,215,926	5,301
*	ExlService Holdings Inc.	239,269	5,264
*	Emulex Corp.	819,841	5,247
*	Ceva Inc.	212,539	5,167
*	Accelrys Inc.	826,384	5,008
*	Freescale Semiconductor Holdings I Ltd.	450,937	4,974
*	DTS Inc.	199,136	4,945
*	Verint Systems Inc.	186,633	4,907
*	ATMI Inc.	302,279	4,782
*	Harmonic Inc.	1,120,854	4,775
*	Kulicke & Soffa Industries Inc.	640,024	4,775
	Pegasystems Inc.	155,496	4,760
*	FARO Technologies Inc.	150,387	4,745
*	NVE Corp.	75,777	4,597
*	Tekelec	751,904	4,541

*	Stratasys Inc.	244,207	4,528
*	TNS Inc.	238,388	4,482
	Black Box Corp.	208,845	4,459
*	DG FastChannel Inc.	262,841	4,455
*	Advanced Energy Industries Inc.	516,732	4,454
*	Monolithic Power Systems Inc.	430,189	4,379
*	Newport Corp.	399,818	4,322
*	Standard Microsystems Corp.	222,190	4,310
*	Globecomm Systems Inc.	318,951	4,309
*	Quantum Corp.	2,364,814	4,280
*	SS&C Technologies Holdings Inc.	298,686	4,268
	EPIQ Systems Inc.	331,090	4,149
*	CSG Systems International Inc.	324,169	4,097
	Stamps.com Inc.	194,278	3,971
*	LTX-Credence Corp.	741,901	3,925
*	Intermec Inc.	599,745	3,910
*	Applied Micro Circuits Corp.	719,264	3,862
*,^ RealD Inc.		412,622	3,858
	Park Electrochemical Corp.	176,317	3,768
	iGate Corp.	322,432	3,721
*	Monotype Imaging Holdings Inc.	303,598	3,683
*	Netscout Systems Inc.	321,955	3,677
*	PROS Holdings Inc.	284,228	3,664
*	Ixia	474,619	3,640
*	Entropic Communications Inc.	877,579	3,624
*	XO Group Inc.	439,256	3,589
*	Electro Scientific Industries Inc.	297,054	3,532
*	Kenexa Corp.	225,541	3,527
	RealNetworks Inc.	417,794	3,522
*	Oplink Communications Inc.	232,449	3,519
*	MIPS Technologies Inc. Class A	713,367	3,453
	Richardson Electronics Ltd.	252,069	3,431
*	Interactive Intelligence Group	125,671	3,412
	Sycamore Networks Inc.	184,881	3,337
*	Dice Holdings Inc.	426,676	3,337
*	Formfactor Inc.	533,636	3,325
*	IXYS Corp.	298,908	3,252
*,^ Rubicon Technology Inc.		296,362	3,239
*	Mercury Computer Systems Inc.	278,795	3,206
*	Super Micro Computer Inc.	255,867	3,206
*	Extreme Networks	1,204,655	3,192
*	Advanced Analogic Technologies Inc.	729,356	3,158
*	Silicon Graphics International Corp.	263,495	3,141
*	Infospace Inc.	372,846	3,117
*	Rudolph Technologies Inc.	461,400	3,087
*	Move Inc.	2,121,012	3,075
*	Fabrinet	162,875	3,046
*	Echelon Corp.	430,506	3,018
	Renaissance Learning Inc.	178,435	2,994
*	Integrated Silicon Solution Inc.	379,884	2,967
*	Multi-Fineline Electronix Inc.	146,279	2,917
*,^ Wave Systems Corp. Class A		1,210,675	2,833
*	Anaren Inc.	146,963	2,814
*	Hackett Group Inc.	753,978	2,812
*	Avid Technology Inc.	358,644	2,776
*	LeCroy Corp.	348,599	2,754
*	Powerwave Technologies Inc.	1,587,628	2,731

*	Kemet Corp.	380,279	2,719
*	Kopin Corp.	790,559	2,712
*,^ Travelzoo Inc.		122,081	2,685
	American Software Inc. Class A	360,444	2,613
*	Exar Corp.	456,429	2,606
*	SunPower Corp. Class B	348,383	2,561
*	Vocus Inc.	152,675	2,559
	Methode Electronics Inc.	343,648	2,553
*	Digi International Inc.	230,016	2,530
*	Sigma Designs Inc.	322,198	2,526
*	Agilysys Inc.	350,848	2,502
	Electro Rent Corp.	181,010	2,500
*	Imation Corp.	334,740	2,447
	Daktronics Inc.	272,672	2,340
	CTS Corp.	286,066	2,326
*	Supertex Inc.	134,058	2,319
*	IntraLinks Holdings Inc.	307,104	2,306
	Telular Corp.	387,713	2,287
*	Symmetricom Inc.	524,669	2,277
*	THQ Inc.	1,270,243	2,198
	Cohu Inc.	219,611	2,170
	Marchex Inc. Class B	254,225	2,161
*	Photronics Inc.	429,213	2,137
*	Seachange International Inc.	274,236	2,112
*	Saba Software Inc.	362,439	2,088
*	QuinStreet Inc.	201,384	2,084
	Cass Information Systems Inc.	67,100	2,083
*	Zix Corp.	764,583	2,041
*	Global Cash Access Holdings Inc.	792,882	2,030
*	KVH Industries Inc.	253,861	2,008
*	Lionbridge Technologies Inc.	814,868	2,005
*	Pericom Semiconductor Corp.	267,343	1,981
*	Actuate Corp.	355,459	1,962
*	Perficient Inc.	267,678	1,959
*	KIT Digital Inc.	228,403	1,919
*	Limelight Networks Inc.	805,949	1,902
	Rimage Corp.	149,755	1,894
*	Mindspeed Technologies Inc.	357,067	1,857
*	TeleCommunication Systems Inc. Class A	535,475	1,847
*	Aeroflex Holding Corp.	202,181	1,840
*	support.com Inc.	920,650	1,823
*	Axcelis Technologies Inc.	1,516,301	1,820
*	Vishay Precision Group Inc.	137,731	1,815
*	Computer Task Group Inc.	162,370	1,814
*	ShoreTel Inc.	363,592	1,811
*	Nanometrics Inc.	124,716	1,808
*	Ness Technologies Inc.	234,788	1,798
*	Oclaro Inc.	493,089	1,795
*,^ OCZ Technology Group Inc.		365,951	1,775
*	Pervasive Software Inc.	292,171	1,753
*	PLX Technology Inc.	576,287	1,735
	ModusLink Global Solutions Inc.	493,590	1,723
*	Calix Inc.	220,200	1,718
*	Web.com Group Inc.	245,489	1,714
*	Internap Network Services Corp.	347,768	1,711
*	Zygo Corp.	147,647	1,707
*	Datalink Corp.	250,456	1,703

	DDi Corp.	232,759	1,685
*	VASCO Data Security International Inc.	314,196	1,606
*	Openwave Systems Inc.	1,023,622	1,597
*	Transact Technologies Inc.	192,521	1,579
*	MoneyGram International Inc.	674,288	1,571
*	TeleNav Inc.	177,069	1,571
	Bel Fuse Inc. Class B	98,005	1,528
*	X-Rite Inc.	405,656	1,513
*	Intevac Inc.	214,732	1,501
*	Immersion Corp.	247,202	1,478
*	DSP Group Inc.	249,619	1,473
*	Aviat Networks Inc.	618,268	1,453
*	CIBER Inc.	473,904	1,436
*	Dynamics Research Corp.	159,701	1,425
*,^ Glu Mobile Inc.		673,419	1,421
*	Digimarc Corp.	54,761	1,390
*	Anadigics Inc.	616,972	1,333
*	DemandTec Inc.	203,080	1,328
*	FalconStor Software Inc.	444,561	1,298
*	Radisys Corp.	211,197	1,293
*	Online Resources Corp.	501,235	1,278
*	Virtusa Corp.	95,378	1,259
*	PRGX Global Inc.	264,593	1,249
*	SRS Labs Inc.	170,749	1,223
	Pulse Electronics Corp.	416,339	1,191
*	AXT Inc.	232,008	1,169
*	Concurrent Computer Corp.	208,642	1,164
*	MoSys Inc.	316,231	1,157
*	Cray Inc.	217,909	1,157
*	PC-Tel Inc.	179,100	1,101
*,^ Emcore Corp.		1,106,784	1,096
*	PC Mall Inc.	207,258	1,092
*	Novatel Wireless Inc.	357,542	1,080
*	PC Connection Inc.	132,987	1,061
*	SciQuest Inc.	69,592	1,040
*	Bsquare Corp.	230,100	1,024
*	ID Systems Inc.	198,943	1,015
*	Reis Inc.	114,019	1,011
*	GSE Systems Inc.	572,547	1,008
*,^ Rosetta Stone Inc.		109,478	1,002
	Ipass Inc.	780,202	975
*	ORBCOMM Inc.	377,170	962
*	Westell Technologies Inc. Class A	425,798	920
*	Callidus Software Inc.	195,917	903
*	Ultra Clean Holdings	209,177	897
*	SPS Commerce Inc.	53,268	868
*	LoJack Corp.	271,665	861
*	QuickLogic Corp.	365,915	856
*	Innodata Isogen Inc.	287,399	848
	Evolving Systems Inc.	125,390	796
*	Cyberoptics Corp.	100,478	794
	TheStreet Inc.	385,475	763
*	Echo Global Logistics Inc.	56,371	750
*	Ramtron International Corp.	375,779	740
	QAD Inc. Class A	66,156	707
*	NCI Inc. Class A	55,766	665
*	Smith Micro Software Inc.	433,670	659

*	Envestnet Inc.	65,516	655
*	Amtech Systems Inc.	79,436	635
*	Aware Inc.	223,508	630
*	CalAmp Corp.	196,076	629
*	Frequency Electronics Inc.	72,690	620
*	PAR Technology Corp.	183,343	614
*	Inphi Corp.	68,899	604
*,^ Research Frontiers Inc.		155,025	586
*	Opnext Inc.	457,846	572
*	PDF Solutions Inc.	138,162	564
*	Mattson Technology Inc.	480,645	562
*	FSI International Inc.	288,247	545
*	Network Engines Inc.	460,972	535
*	BigBand Networks Inc.	410,841	526
*	StarTek Inc.	183,354	523
*	Comverge Inc.	281,952	519
*,^ Microvision Inc.		762,086	518
*	LRAD Corp.	279,903	515
*	Edgewater Technology Inc.	200,056	466
	Crexendo Inc.	152,748	443
*	Transwitch Corp.	185,586	438
*	Trident Microsystems Inc.	810,210	421
*	Market Leader Inc.	187,438	420
*	Pixelworks Inc.	190,421	406
*	AuthenTec Inc.	112,714	367
*	MEMSIC Inc.	143,604	355
*	Viasystems Group Inc.	20,120	354
*	Network Equipment Technologies Inc.	182,022	353
*	TechTarget Inc.	61,797	353
*	Rainmaker Systems Inc.	344,423	348
*	Hutchinson Technology Inc.	174,346	342
*	iGO Inc.	266,807	341
*	Performance Technologies Inc.	170,701	336
*	Looksmart Ltd.	248,197	328
*,^ Energy Conversion Devices Inc.		570,590	302
*	Planar Systems Inc.	149,296	299
*	Newtek Business Services Inc.	216,917	295
*	Convio Inc.	34,079	287
*,^ Meru Networks Inc.		32,803	267
*,^ Document Security Systems Inc.		92,016	267
*	Ditech Networks Inc.	255,535	266
*	GSI Technology Inc.	52,000	256
*	Parkervision Inc.	280,495	252
*	GTSI Corp.	49,229	226
*	Tier Technologies Inc. Class B	59,539	220
*	Guidance Software Inc.	32,303	210
*	Dot Hill Systems Corp.	137,274	207
*	Cinedigm Digital Cinema Corp. Class A	171,785	206
*	Video Display Corp.	48,546	193
*,^ Identive Group Inc.		93,481	186
	Bel Fuse Inc. Class A	10,580	181
*,^ Superconductor Technologies Inc.		115,555	173
	QAD Inc. Class B	16,312	166
*	Presstek Inc.	221,840	150
*	MaxLinear Inc.	22,875	148
*	Autobytel Inc.	170,280	145
*	WebMediaBrands Inc.	220,430	141

*,^ SunPower Corp. Class A		17,300	140
*	Authentidate Holding Corp.	140,687	131
*	Ikanos Communications Inc.	147,417	127
*	Spire Corp.	83,254	125
*	Deltek Inc.	20,627	124
*	Intellicheck Mobilisa Inc.	94,812	95
*,^ Motricity Inc.		55,963	95
*	Zhone Technologies Inc.	77,257	92
*	BTU International Inc.	19,336	86
*	CSR plc ADR	6,393	83
*	Wireless Telecom Group Inc.	98,456	79
*	Vertro Inc.	40,080	71
*	Selectica Inc.	16,769	65
*	Lantronix Inc.	30,990	57
*	Numerex Corp. Class A	9,250	51
*	Management Network Group Inc.	25,306	51
	Mocon Inc.	3,054	48
*	ePlus Inc.	1,200	30
*	Mattersight Corp.	2,200	9
*	Information Services Group Inc.	6,598	7
*	NAPCO Security Technologies Inc.	1,476	3
*	Digital Ally Inc.	700	1
*	Qualstar Corp.	100	—
			27,766,515
Materials (3.8%)
	EI du Pont de Nemours & Co.	10,750,393	429,693
	Monsanto Co.	6,204,474	372,517
	Newmont Mining Corp.	5,715,088	359,479
	Freeport-McMoRan Copper & Gold Inc.	10,966,426	333,928
	Praxair Inc.	3,520,177	329,066
	Dow Chemical Co.	13,609,256	305,664
	Air Products & Chemicals Inc.	2,453,636	187,384
	Mosaic Co.	3,542,145	173,459
	Ecolab Inc.	2,687,075	131,371
	PPG Industries Inc.	1,831,787	129,434
	Alcoa Inc.	12,295,873	117,671
	Nucor Corp.	3,661,010	115,834
	International Paper Co.	4,812,319	111,886
	CF Industries Holdings Inc.	828,125	102,182
	Sigma-Aldrich Corp.	1,410,221	87,138
	Cliffs Natural Resources Inc.	1,674,634	85,691
	LyondellBasell Industries NV Class A	3,289,733	80,368
	Sherwin-Williams Co.	1,047,949	77,884
	Celanese Corp. Class A	1,809,093	58,850
	FMC Corp.	831,088	57,478
	Ball Corp.	1,848,628	57,344
	Eastman Chemical Co.	823,185	56,413
*	Crown Holdings Inc.	1,806,915	55,310
	Airgas Inc.	864,150	55,150
	Nalco Holding Co.	1,526,864	53,410
	International Flavors & Fragrances Inc.	931,408	52,364
	MeadWestvaco Corp.	1,965,757	48,279
	Walter Energy Inc.	721,541	43,300
	Allegheny Technologies Inc.	1,169,471	43,259
^	Vulcan Materials Co.	1,496,563	41,245
	Albemarle Corp.	1,010,595	40,828
	Ashland Inc.	918,023	40,522

	Temple-Inland Inc.	1,256,577	39,419
	Rock-Tenn Co. Class A	803,504	39,115
	Royal Gold Inc.	598,635	38,349
^	United States Steel Corp.	1,665,438	36,656
	Bemis Co. Inc.	1,220,540	35,774
*	Allied Nevada Gold Corp.	983,500	35,219
	Aptargroup Inc.	780,037	34,844
	Martin Marietta Materials Inc.	528,156	33,390
	Domtar Corp.	484,827	33,051
	Valspar Corp.	1,055,575	32,944
	Sonoco Products Co.	1,156,321	32,643
	Sealed Air Corp.	1,859,710	31,057
	Reliance Steel & Aluminum Co.	868,779	29,547
*	Owens-Illinois Inc.	1,902,411	28,764
*	WR Grace & Co.	851,555	28,357
	RPM International Inc.	1,509,895	28,235
	Packaging Corp. of America	1,181,626	27,532
	Compass Minerals International Inc.	382,069	25,515
*	Rockwood Holdings Inc.	752,383	25,348
	Steel Dynamics Inc.	2,408,371	23,891
	Scotts Miracle-Gro Co. Class A	533,410	23,790
	Carpenter Technology Corp.	510,197	22,903
*,^ Molycorp Inc.		680,960	22,383
*	Coeur d'Alene Mines Corp.	1,038,156	22,258
	Huntsman Corp.	2,236,275	21,625
	Silgan Holdings Inc.	568,312	20,880
	NewMarket Corp.	128,562	19,525
	Cytec Industries Inc.	541,769	19,038
	Cabot Corp.	760,595	18,848
*	Solutia Inc.	1,416,221	18,198
	Sensient Technologies Corp.	552,425	17,981
*	Hecla Mining Co.	3,238,944	17,361
*	AbitibiBowater Inc.	1,124,292	16,864
	Olin Corp.	925,296	16,665
	Titanium Metals Corp.	1,043,868	15,637
*	Intrepid Potash Inc.	610,346	15,179
	Arch Chemicals Inc.	295,293	13,855
	Commercial Metals Co.	1,339,015	12,734
	Balchem Corp.	335,932	12,534
	Greif Inc. Class A	274,777	11,785
	Schweitzer-Mauduit International Inc.	208,423	11,645
	PolyOne Corp.	1,085,802	11,629
*	Chemtura Corp.	1,115,733	11,191
	Buckeye Technologies Inc.	461,654	11,130
	Minerals Technologies Inc.	212,776	10,483
	HB Fuller Co.	574,916	10,475
	Schnitzer Steel Industries Inc.	282,124	10,382
	Globe Specialty Metals Inc.	701,016	10,179
*	Stillwater Mining Co.	1,194,559	10,154
*	Calgon Carbon Corp.	669,523	9,755
	Worthington Industries Inc.	683,425	9,547
*	OM Group Inc.	358,726	9,316
	Kaiser Aluminum Corp.	207,847	9,203
	Innophos Holdings Inc.	230,703	9,198
^	Texas Industries Inc.	282,434	8,964
^	AK Steel Holding Corp.	1,283,177	8,392
*	RTI International Metals Inc.	354,548	8,268

	Deltic Timber Corp.	136,065	8,120
	PH Glatfelter Co.	604,204	7,982
	Eagle Materials Inc.	475,142	7,911
*	Clearwater Paper Corp.	232,154	7,889
	Westlake Chemical Corp.	224,129	7,683
*	Louisiana-Pacific Corp.	1,487,377	7,586
	Haynes International Inc.	170,669	7,416
	AMCOL International Corp.	269,867	6,474
	Stepan Co.	95,288	6,401
*	Ferro Corp.	1,038,432	6,386
	A Schulman Inc.	369,784	6,283
*	Century Aluminum Co.	667,558	5,968
*	Innospec Inc.	245,271	5,938
	Koppers Holdings Inc.	231,587	5,931
*	Georgia Gulf Corp.	427,744	5,916
*	Kraton Performance Polymers Inc.	362,620	5,867
*	US Gold Corp.	1,430,354	5,736
^	Gold Resource Corp.	307,382	5,118
*	LSB Industries Inc.	175,306	5,026
*	Materion Corp.	220,067	4,991
*	KapStone Paper and Packaging Corp.	349,770	4,858
	Boise Inc.	933,826	4,828
*	Graphic Packaging Holding Co.	1,286,691	4,439
*	Horsehead Holding Corp.	577,412	4,284
	Hawkins Inc.	129,825	4,134
	Zep Inc.	265,095	3,982
	Wausau Paper Corp.	535,152	3,420
	Kronos Worldwide Inc.	203,385	3,270
*	Omnova Solutions Inc.	884,178	3,165
	Quaker Chemical Corp.	116,244	3,013
	Myers Industries Inc.	290,999	2,954
	Olympic Steel Inc.	173,460	2,938
	Neenah Paper Inc.	199,366	2,827
*,^ General Moly Inc.		907,369	2,631
*,^ Paramount Gold and Silver Corp.		1,057,248	2,495
*	Zoltek Cos. Inc.	367,171	2,361
	American Vanguard Corp.	201,566	2,249
*	Mercer International Inc.	314,066	2,136
*	STR Holdings Inc.	256,615	2,081
*	TPC Group Inc.	101,416	2,036
*	AEP Industries Inc.	83,829	1,861
*	Noranda Aluminum Holding Corp.	205,296	1,714
*	Universal Stainless & Alloy	64,376	1,636
*	Golden Minerals Co.	213,401	1,588
*	AM Castle & Co.	139,904	1,531
*	Flotek Industries Inc.	294,764	1,377
*	ADA-ES Inc.	87,500	1,340
*	Spartech Corp.	396,742	1,270
*	United States Lime & Minerals Inc.	29,823	1,190
*	Landec Corp.	209,355	1,114
*	Senomyx Inc.	270,801	951
*	American Pacific Corp.	126,985	931
	Chase Corp.	86,240	927
*	Vista Gold Corp.	242,293	809
*	US Energy Corp. Wyoming	313,512	724
*	Headwaters Inc.	441,159	635
*	Penford Corp.	112,522	578

*	Metals USA Holdings Corp.	48,301	432
*	Nanophase Technologies Corp.	385,563	262
*	Verso Paper Corp.	75,714	126
*	Ampal American Israel Class A	328,259	112
*,^ Clean Diesel Technologies Inc.		41,929	99
*	Solitario Exploration & Royalty Corp.	38,413	66
	KMG Chemicals Inc.	5,164	64
*	Continental Materials Corp.	3,495	48
			5,620,113
Telecommunication Services (3.0%)
	AT&T Inc.	68,549,821	1,955,041
	Verizon Communications Inc.	32,747,907	1,205,123
*	American Tower Corp. Class A	4,592,147	247,058
	CenturyLink Inc.	7,117,362	235,727
*	Crown Castle International Corp.	3,363,736	136,803
*	Sprint Nextel Corp.	34,662,647	105,374
	Frontier Communications Corp.	11,531,555	70,458
	Windstream Corp.	5,909,302	68,903
*	NII Holdings Inc.	1,970,128	53,095
*	SBA Communications Corp. Class A	1,314,904	45,338
*	Level 3 Communications Inc.	19,734,467	29,404
*	tw telecom inc Class A	1,659,980	27,423
*	MetroPCS Communications Inc.	2,909,432	25,341
	AboveNet Inc.	255,130	13,675
	Telephone & Data Systems Inc.	541,240	11,501
*	Global Crossing Ltd.	389,559	9,314
*	PAETEC Holding Corp.	1,488,914	7,876
*	Cincinnati Bell Inc.	2,507,425	7,748
	NTELOS Holdings Corp.	436,470	7,739
*	United States Cellular Corp.	185,145	7,341
*	Cogent Communications Group Inc.	456,985	6,146
	Telephone & Data Systems Inc. (Special Common Shares)	280,281	5,541
	Consolidated Communications Holdings Inc.	289,378	5,223
*	Leap Wireless International Inc.	642,494	4,433
*,^ 8x8 Inc.		1,044,338	4,251
*	Neutral Tandem Inc.	437,773	4,238
	Atlantic Tele-Network Inc.	124,600	4,097
*	Premiere Global Services Inc.	630,597	4,048
*,^ Clearwire Corp. Class A		1,548,739	3,609
*	Vonage Holdings Corp.	1,283,333	3,337
^	Alaska Communications Systems Group Inc.	506,405	3,322
	USA Mobility Inc.	240,780	3,178
*	General Communication Inc. Class A	377,105	3,092
	HickoryTech Corp.	318,569	3,065
	Shenandoah Telecommunications Co.	254,243	2,832
	IDT Corp. Class B	126,773	2,586
*	Iridium Communications Inc.	311,404	1,931
*	Cbeyond Inc.	237,810	1,679
	SureWest Communications	117,612	1,231
	Warwick Valley Telephone Co.	89,094	1,133
*,^ Globalstar Inc.		1,457,911	596
*	Towerstream Corp.	135,055	346
*,^ FiberTower Corp.		189,474	180
			4,340,376
Utilities (4.0%)
	Southern Co.	9,829,265	416,466

Dominion Resources Inc.	6,665,770	338,421
Exelon Corp.	7,668,230	326,743
Duke Energy Corp.	15,412,529	308,096
NextEra Energy Inc.	4,641,061	250,710
FirstEnergy Corp.	4,842,370	217,471
American Electric Power Co. Inc.	5,578,449	212,093
Public Service Enterprise Group Inc.	5,857,869	195,477
PG&E Corp.	4,607,880	194,959
Consolidated Edison Inc.	3,387,883	193,177
PPL Corp.	6,682,900	190,730
Progress Energy Inc.	3,410,609	176,397
Xcel Energy Inc.	5,607,506	138,449
Edison International	3,584,790	137,118
Entergy Corp.	2,061,377	136,649
Sempra Energy	2,634,657	135,685
DTE Energy Co.	1,960,294	96,094
CenterPoint Energy Inc.	4,679,394	91,810
Wisconsin Energy Corp.	2,706,152	84,675
Constellation Energy Group Inc.	2,208,276	84,047
Ameren Corp.	2,791,607	83,106
Oneok Inc.	1,179,011	77,862
* AES Corp.	7,696,686	75,120
NiSource Inc.	3,237,485	69,217
Northeast Utilities	2,047,080	68,884
American Water Works Co. Inc.	2,031,254	61,303
* NRG Energy Inc.	2,790,949	59,196
CMS Energy Corp.	2,922,079	57,828
SCANA Corp.	1,413,748	57,186
Pinnacle West Capital Corp.	1,263,050	54,235
OGE Energy Corp.	1,134,298	54,208
NSTAR	1,200,670	53,802
* Calpine Corp.	3,614,771	50,896
Alliant Energy Corp.	1,285,877	49,738
Pepco Holdings Inc.	2,616,103	49,497
ITC Holdings Corp.	591,677	45,814
Integrys Energy Group Inc.	907,751	44,135
MDU Resources Group Inc.	2,186,968	41,968
DPL Inc.	1,356,327	40,880
TECO Energy Inc.	2,368,815	40,578
NV Energy Inc.	2,732,095	40,189
National Fuel Gas Co.	815,088	39,678
AGL Resources Inc.	905,894	36,906
Questar Corp.	2,059,799	36,479
Westar Energy Inc.	1,317,309	34,803
Aqua America Inc.	1,604,432	34,608
UGI Corp.	1,296,238	34,052
Atmos Energy Corp.	1,047,386	33,988
Great Plains Energy Inc.	1,574,694	30,392
Nicor Inc.	527,681	29,028
Hawaiian Electric Industries Inc.	1,106,555	26,867
Vectren Corp.	946,559	25,633
* GenOn Energy Inc.	8,933,234	24,834
Cleco Corp.	707,158	24,142
Piedmont Natural Gas Co. Inc.	834,062	24,096
WGL Holdings Inc.	594,415	23,224
IDACORP Inc.	575,164	21,730
Portland General Electric Co.	872,491	20,669

New Jersey Resources Corp.			481,249	20,487
UIL Holdings Corp.			585,979	19,296
Southwest Gas Corp.			505,599	18,287
South Jersey Industries Inc.			348,369	17,331
Avista Corp.			669,027	15,956
PNM Resources Inc.			953,784	15,671
Unisource Energy Corp.			426,637	15,397
El Paso Electric Co.			441,662	14,173
Allete Inc.			374,842	13,730
Northwest Natural Gas Co.			310,210	13,680
NorthWestern Corp.			419,825	13,409
Black Hills Corp.			435,377	13,340
MGE Energy Inc.			269,773	10,972
Laclede Group Inc.			251,643	9,751
California Water Service Group			481,006	8,519
CH Energy Group Inc.			161,446	8,423
Empire District Electric Co.			421,175	8,162
American States Water Co.			211,882	7,189
Otter Tail Corp.			388,632	7,112
Chesapeake Utilities Corp.			131,540	5,276
Central Vermont Public Service Corp.			137,078	4,827
* Dynegy Inc. Class A			1,170,870	4,824
^ Ormat Technologies Inc.			267,079	4,295
Middlesex Water Co.			241,684	4,126
SJW Corp.			166,384	3,622
Connecticut Water Service Inc.			136,899	3,425
Unitil Corp.			107,077	2,750
York Water Co.			126,555	2,048
Consolidated Water Co. Ltd.			172,567	1,360
Pennichuck Corp.			26,334	737
Artesian Resources Corp. Class A			39,395	690
* Cadiz Inc.			55,103	436
* Synthesis Energy Systems Inc.			38,142	66
* Purecycle Corp.			26,728	65
Delta Natural Gas Co. Inc.			2,000	61
RGC Resources Inc.			2,478	47
* American DG Energy Inc.			21,733	29
				5,891,607
Total Common Stocks (Cost $147,739,399)				145,462,738
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.144%		892,456,835	892,457

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.030%	10/26/11	1,350	1,350
[4,5] Fannie Mae Discount Notes	0.045%	12/14/11	130	130
[4,5] Fannie Mae Discount Notes	0.025%	12/28/11	25,120	25,109
[4,5] Federal Home Loan Bank Discount Notes	0.025%	12/2/11	27,000	26,992
[4,5] Federal Home Loan Bank Discount Notes	0.040%	12/9/11	22,000	21,993

[4,5] Freddie Mac Discount Notes	0.050%	12/15/11	2,500	2,499
				78,073
Total Temporary Cash Investments (Cost $970,552)				970,530
Total Investments (100.4%) (Cost $148,709,951)				146,433,268
Other Assets and Liabilities-Net (-0.4%)[3]				(614,233)
Net Assets (100%)				145,819,035

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $437,599,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $485,502,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $53,080,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

Total Stock Market Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	145,462,406	—	332
Temporary Cash Investments	892,457	78,073	—
Futures Contracts—Liabilities[1]	(10,505)	—	—
Total	146,344,358	78,073	332
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	332
Balance as of September 30, 2011	332

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2011	819	230,549	(10,713)
E-mini 500 Index	December 2011	1125	63,338	(1,484)
E-mini Russell 2000 Index	December 2011	957	61,392	(2,872)
E-mini S&P MidCap 400 Index	December 2011	280	21,809	(1,327)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Stock Market Index Fund

D. The fund invested in a company that was considered to be an affiliated company of the fund because the fund owned more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds		Sept. 30,
	Dec. 31, 2010		from		2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Matrixx Initiatives Inc.	4,275	—	4,421	—	—

E. At September 30, 2011, the cost of investment securities for tax purposes was $148,709,951,000. Net unrealized depreciation of investment securities for tax purposes was $2,276,683,000, consisting of unrealized gains of $21,291,518,000 on securities that had risen in value since their purchase and $23,568,201,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.2%)
	Walt Disney Co.	2,851,440	85,999
	Home Depot Inc.	2,537,635	83,412
	Time Warner Inc.	2,615,999	78,402
	Carnival Corp.	1,114,323	33,764
	Macy's Inc.	1,040,230	27,379
	Limited Brands Inc.	661,137	25,460
*	General Motors Co.	1,239,189	25,007
	Mattel Inc.	849,380	21,990
*	Liberty Interactive Corp. Class A	1,398,125	20,650
	Nordstrom Inc.	429,688	19,628
	Genuine Parts Co.	384,457	19,530
	Fortune Brands Inc.	339,061	18,336
	Darden Restaurants Inc.	333,521	14,258
	Best Buy Co. Inc.	524,107	12,212
	Comcast Corp.	574,288	11,882
	Wyndham Worldwide Corp.	414,870	11,828
	Lear Corp.	257,067	11,028
	JC Penney Co. Inc.	390,195	10,449
	H&R Block Inc.	744,916	9,915
	Hasbro Inc.	299,168	9,756
	Whirlpool Corp.	185,954	9,281
^	Garmin Ltd.	284,702	9,045
	Omnicom Group Inc.	240,673	8,866
	Newell Rubbermaid Inc.	710,652	8,435
*	GameStop Corp. Class A	345,600	7,983
	Leggett & Platt Inc.	349,631	6,919
	Autoliv Inc.	141,445	6,860
	DR Horton Inc.	701,399	6,341
*	DISH Network Corp. Class A	252,393	6,325
*	Mohawk Industries Inc.	142,682	6,123
*,^ Sears Holdings Corp.		105,330	6,059
	Gannett Co. Inc.	586,361	5,588
	Lennar Corp. Class A	380,238	5,148
	American Eagle Outfitters Inc.	428,303	5,020
	Royal Caribbean Cruises Ltd.	223,569	4,838
	Williams-Sonoma Inc.	150,408	4,631
*	NVR Inc.	6,844	4,134
	Washington Post Co. Class B	12,291	4,019
*	Liberty Global Inc. Class A	101,453	3,671
*	Toll Brothers Inc.	238,647	3,444
*	Liberty Global Inc.	95,918	3,320
	PVH Corp.	51,995	3,028
*	TRW Automotive Holdings Corp.	90,070	2,948
	Tupperware Brands Corp.	53,555	2,878
*	MGM Resorts International	292,050	2,713
	Harman International Industries Inc.	85,727	2,450
*	Hyatt Hotels Corp. Class A	71,113	2,231
*	Pulte Group Inc.	418,534	1,653
	Guess? Inc.	55,722	1,588

* Lamar Advertising Co. Class A	52,490	894
* Clear Channel Outdoor Holdings Inc. Class A	32,588	305
		697,623
Consumer Staples (8.8%)
Procter & Gamble Co.	6,818,989	430,824
Altria Group Inc.	5,114,093	137,109
Kraft Foods Inc.	4,079,719	136,997
CVS Caremark Corp.	3,312,571	111,236
Lorillard Inc.	351,014	38,857
Archer-Daniels-Midland Co.	1,557,916	38,652
Reynolds American Inc.	854,317	32,020
ConAgra Foods Inc.	999,083	24,198
Dr Pepper Snapple Group Inc.	540,987	20,979
Bunge Ltd.	359,862	20,976
JM Smucker Co.	283,430	20,659
HJ Heinz Co.	393,220	19,850
Coca-Cola Enterprises Inc.	794,298	19,762
Molson Coors Brewing Co. Class B	399,214	15,813
Church & Dwight Co. Inc.	348,046	15,384
Safeway Inc.	864,195	14,372
McCormick & Co. Inc.	293,394	13,543
Tyson Foods Inc. Class A	755,291	13,112
* Ralcorp Holdings Inc.	134,318	10,303
* Constellation Brands Inc. Class A	463,218	8,338
Sara Lee Corp.	475,775	7,779
* Smithfield Foods Inc.	365,375	7,125
Hormel Foods Corp.	232,883	6,292
* Dean Foods Co.	446,606	3,961
		1,168,141
Energy (14.7%)
Exxon Mobil Corp.	12,034,185	874,043
Chevron Corp.	4,910,959	454,362
ConocoPhillips	3,280,516	207,722
Apache Corp.	936,867	75,174
Devon Energy Corp.	981,448	54,412
Chesapeake Energy Corp.	1,606,253	41,040
Spectra Energy Corp.	1,587,535	38,942
Marathon Oil Corp.	1,739,118	37,530
Valero Energy Corp.	1,393,270	24,772
Marathon Petroleum Corp.	867,646	23,479
EQT Corp.	346,926	18,512
Noble Energy Inc.	215,708	15,272
Southern Union Co.	289,112	11,729
Cimarex Energy Co.	209,143	11,649
* Rowan Cos. Inc.	311,006	9,389
Noble Corp.	307,569	9,027
* Nabors Industries Ltd.	701,291	8,598
* Kinder Morgan Management LLC	136,147	7,991
* Plains Exploration & Production Co.	343,845	7,809
Energen Corp.	175,816	7,189
Patterson-UTI Energy Inc.	377,052	6,538
* Newfield Exploration Co.	163,993	6,509
* Tesoro Corp.	123,421	2,403
* Forest Oil Corp.	92,038	1,325
		1,955,416

Financials (22.8%)
Wells Fargo & Co.	12,274,943	296,072
JPMorgan Chase & Co.	9,707,541	292,391
Citigroup Inc.	7,099,223	181,882
Bank of America Corp.	24,754,392	151,497
Goldman Sachs Group Inc.	1,201,619	113,613
US Bancorp	4,706,808	110,798
* Berkshire Hathaway Inc. Class B	1,433,245	101,818
MetLife Inc.	2,582,361	72,332
PNC Financial Services Group Inc.	1,285,845	61,965
Bank of New York Mellon Corp.	3,033,709	56,397
Prudential Financial Inc.	1,187,507	55,647
ACE Ltd.	824,067	49,938
Travelers Cos. Inc.	1,023,549	49,878
Morgan Stanley	3,396,795	45,857
Capital One Financial Corp.	1,120,822	44,418
Chubb Corp.	714,535	42,865
Aflac Inc.	1,142,337	39,925
State Street Corp.	1,231,079	39,592
Annaly Capital Management Inc.	2,322,803	38,628
CME Group Inc.	155,598	38,339
BB&T Corp.	1,701,152	36,286
Marsh & McLennan Cos. Inc.	1,337,964	35,510
HCP Inc.	991,671	34,768
BlackRock Inc.	226,297	33,494
Ventas Inc.	668,960	33,047
Vornado Realty Trust	405,122	30,230
Allstate Corp.	1,275,738	30,222
Loews Corp.	799,037	27,607
Progressive Corp.	1,517,196	26,945
ProLogis Inc.	1,109,993	26,917
AvalonBay Communities Inc.	229,787	26,207
American International Group Inc.	1,158,451	25,428
Equity Residential	467,955	24,273
SunTrust Banks Inc.	1,311,768	23,546
Fifth Third Bancorp	2,244,788	22,672
Health Care REIT Inc.	431,930	20,214
Aon Corp.	472,490	19,835
M&T Bank Corp.	274,789	19,208
Principal Financial Group Inc.	785,366	17,804
Hartford Financial Services Group Inc.	1,033,957	16,688
SLM Corp.	1,289,237	16,051
Unum Group	752,436	15,771
Ameriprise Financial Inc.	385,009	15,154
Kimco Realty Corp.	993,178	14,927
NYSE Euronext	640,057	14,875
XL Group plc Class A	756,410	14,221
* CIT Group Inc.	464,941	14,120
KeyCorp	2,320,440	13,760
Plum Creek Timber Co. Inc.	395,968	13,744
Willis Group Holdings plc	398,847	13,708
Macerich Co.	320,000	13,642
New York Community Bancorp Inc.	1,067,409	12,702
Lincoln National Corp.	765,020	11,957
SL Green Realty Corp.	202,292	11,763
UDR Inc.	524,480	11,612
American Capital Agency Corp.	419,791	11,376

Comerica Inc.	491,150	11,282
Boston Properties Inc.	124,587	11,101
Rayonier Inc.	296,972	10,926
* Arch Capital Group Ltd.	329,660	10,772
Everest Re Group Ltd.	132,803	10,542
People's United Financial Inc.	920,305	10,491
Realty Income Corp.	325,005	10,478
Regions Financial Corp.	3,071,948	10,230
Huntington Bancshares Inc.	2,110,726	10,131
Cincinnati Financial Corp.	378,552	9,967
Torchmark Corp.	278,334	9,703
Alexandria Real Estate Equities Inc.	151,029	9,272
Host Hotels & Resorts Inc.	836,939	9,156
Legg Mason Inc.	344,847	8,866
WR Berkley Corp.	293,772	8,722
Assurant Inc.	236,007	8,449
Digital Realty Trust Inc.	151,308	8,346
Reinsurance Group of America Inc. Class A	180,270	8,283
PartnerRe Ltd.	156,877	8,200
Liberty Property Trust	281,054	8,181
Federal Realty Investment Trust	98,919	8,152
RenaissanceRe Holdings Ltd.	126,519	8,072
* Markel Corp.	22,587	8,067
Fidelity National Financial Inc. Class A	517,605	7,857
Axis Capital Holdings Ltd.	300,758	7,802
Regency Centers Corp.	219,925	7,770
Moody's Corp.	250,837	7,638
HCC Insurance Holdings Inc.	278,178	7,525
Transatlantic Holdings Inc.	152,342	7,392
* NASDAQ OMX Group Inc.	301,688	6,981
Chimera Investment Corp.	2,510,700	6,955
* Genworth Financial Inc. Class A	1,198,197	6,878
Piedmont Office Realty Trust Inc. Class A	422,219	6,827
Raymond James Financial Inc.	262,189	6,806
White Mountains Insurance Group Ltd.	16,755	6,798
Hudson City Bancorp Inc.	1,159,097	6,561
Duke Realty Corp.	616,524	6,474
General Growth Properties Inc.	532,246	6,440
Hospitality Properties Trust	301,692	6,405
Zions Bancorporation	449,824	6,329
Commerce Bancshares Inc.	180,696	6,279
Cullen/Frost Bankers Inc.	134,650	6,175
Weingarten Realty Investors	279,887	5,925
American Financial Group Inc.	189,815	5,898
Leucadia National Corp.	253,965	5,760
Old Republic International Corp.	601,831	5,368
Assured Guaranty Ltd.	404,409	4,444
City National Corp.	117,180	4,425
Jefferies Group Inc.	338,703	4,203
^ Federated Investors Inc. Class B	230,562	4,042
Validus Holdings Ltd.	155,691	3,880
First Horizon National Corp.	641,914	3,826
BOK Financial Corp.	66,876	3,136
Jones Lang LaSalle Inc.	36,522	1,892
* LPL Investment Holdings Inc.	66,295	1,685
		3,037,901

Health Care (14.0%)
Johnson & Johnson	6,696,472	426,632
Pfizer Inc.	19,302,005	341,260
Merck & Co. Inc.	7,540,441	246,648
Abbott Laboratories	3,797,079	194,183
Bristol-Myers Squibb Co.	4,167,724	130,783
Eli Lilly & Co.	2,545,366	94,102
WellPoint Inc.	897,095	58,562
Covidien plc	1,211,279	53,417
Amgen Inc.	794,709	43,669
Cardinal Health Inc.	856,283	35,861
Aetna Inc.	926,909	33,693
Humana Inc.	411,334	29,916
CIGNA Corp.	661,006	27,723
* Boston Scientific Corp.	3,734,073	22,068
* Forest Laboratories Inc.	699,342	21,533
* Watson Pharmaceuticals Inc.	309,080	21,095
* Cephalon Inc.	188,088	15,179
* Kinetic Concepts Inc.	159,954	10,539
* Coventry Health Care Inc.	361,679	10,420
* Hologic Inc.	638,292	9,709
Universal Health Services Inc. Class B	220,410	7,494
Omnicare Inc.	283,625	7,213
Pharmaceutical Product Development Inc.	263,188	6,753
* CareFusion Corp.	272,903	6,536
* Endo Pharmaceuticals Holdings Inc.	142,369	3,985
* Alere Inc.	197,945	3,890
Lincare Holdings Inc.	150,546	3,387
* Community Health Systems Inc.	151,060	2,514
* Warner Chilcott plc Class A	119,024	1,702
* Charles River Laboratories International Inc.	53,634	1,535
		1,872,001
Industrials (9.8%)
General Electric Co.	25,908,472	394,845
United Technologies Corp.	2,124,232	149,461
3M Co.	1,649,203	118,396
Lockheed Martin Corp.	725,971	52,734
Honeywell International Inc.	1,187,405	52,139
Illinois Tool Works Inc.	1,099,678	45,747
General Dynamics Corp.	772,248	43,933
Goodrich Corp.	305,010	36,809
Waste Management Inc.	1,100,345	35,827
Raytheon Co.	870,055	35,559
Northrop Grumman Corp.	679,237	35,429
Eaton Corp.	791,806	28,109
Dover Corp.	455,961	21,248
Stanley Black & Decker Inc.	390,290	19,163
Cooper Industries plc	403,336	18,602
L-3 Communications Holdings Inc.	259,425	16,077
* United Continental Holdings Inc.	811,140	15,720
Southwest Airlines Co.	1,934,833	15,556
Parker Hannifin Corp.	197,901	12,493
Ingersoll-Rand plc	404,912	11,374
* Delta Air Lines Inc.	1,341,854	10,064
* Quanta Services Inc.	516,767	9,710
Pitney Bowes Inc.	498,277	9,368
Equifax Inc.	300,318	9,232

Cintas Corp.	319,845	9,000
KBR Inc.	369,803	8,738
Towers Watson & Co. Class A	132,801	7,939
Pentair Inc.	240,762	7,707
RR Donnelley & Sons Co.	506,396	7,150
Timken Co.	203,495	6,679
Hubbell Inc. Class B	129,888	6,435
Avery Dennison Corp.	247,724	6,213
Pall Corp.	142,115	6,026
* URS Corp.	192,317	5,704
Ryder System Inc.	125,284	4,699
* AECOM Technology Corp.	262,605	4,640
Alliant Techsystems Inc.	81,796	4,459
* Owens Corning	188,450	4,086
Masco Corp.	572,126	4,073
* Hertz Global Holdings Inc.	430,516	3,832
Harsco Corp.	197,360	3,827
Manpower Inc.	100,817	3,389
SPX Corp.	62,495	2,832
* Terex Corp.	268,636	2,756
		1,307,779
Information Technology (7.3%)
Intel Corp.	12,952,566	276,278
Microsoft Corp.	6,489,345	161,520
Hewlett-Packard Co.	3,436,228	77,143
Corning Inc.	3,835,980	47,413
Applied Materials Inc.	3,220,083	33,328
TE Connectivity Ltd.	1,074,178	30,227
* Dell Inc.	2,073,097	29,334
Xerox Corp.	3,423,483	23,862
Motorola Solutions Inc.	485,381	20,338
* Yahoo! Inc.	1,512,415	19,903
Maxim Integrated Products Inc.	721,999	16,844
KLA-Tencor Corp.	410,456	15,712
Fidelity National Information Services Inc.	597,029	14,520
Microchip Technology Inc.	464,911	14,463
* SanDisk Corp.	290,850	11,736
* Micron Technology Inc.	2,199,848	11,087
Seagate Technology plc	1,049,677	10,791
Harris Corp.	310,396	10,606
* Flextronics International Ltd.	1,849,961	10,415
Computer Sciences Corp.	379,137	10,180
Xilinx Inc.	324,094	8,893
* Synopsys Inc.	357,793	8,716
Jabil Circuit Inc.	479,873	8,537
* IAC/InterActiveCorp	208,591	8,250
* SAIC Inc.	697,520	8,238
* Arrow Electronics Inc.	283,085	7,864
* LSI Corp.	1,477,560	7,654
* Lam Research Corp.	197,331	7,495
Paychex Inc.	278,652	7,348
* Western Digital Corp.	283,556	7,293
Total System Services Inc.	400,078	6,773
* Ingram Micro Inc.	393,749	6,351
Broadridge Financial Solutions Inc.	301,800	6,078
* Lexmark International Inc. Class A	193,929	5,242
* Brocade Communications Systems Inc.	1,151,616	4,975

* Avnet Inc.	186,576	4,866
Molex Inc. Class A	184,347	3,112
Molex Inc.	152,538	3,107
* MEMC Electronic Materials Inc.	563,333	2,952
* AOL Inc.	90,470	1,086
		970,530
Materials (3.5%)
Freeport-McMoRan Copper & Gold Inc.	2,314,288	70,470
Dow Chemical Co.	2,872,059	64,507
EI du Pont de Nemours & Co.	1,474,912	58,952
Alcoa Inc.	2,593,450	24,819
Nucor Corp.	772,219	24,433
International Paper Co.	1,014,999	23,599
Air Products & Chemicals Inc.	258,947	19,776
PPG Industries Inc.	193,360	13,663
Eastman Chemical Co.	173,398	11,883
Airgas Inc.	181,971	11,613
International Flavors & Fragrances Inc.	196,514	11,048
MeadWestvaco Corp.	414,072	10,170
Cliffs Natural Resources Inc.	176,496	9,031
^ Vulcan Materials Co.	315,008	8,682
Albemarle Corp.	212,558	8,587
Ashland Inc.	193,046	8,521
FMC Corp.	113,798	7,870
United States Steel Corp.	350,815	7,722
Bemis Co. Inc.	257,685	7,553
Martin Marietta Materials Inc.	111,024	7,019
Valspar Corp.	222,952	6,958
Sonoco Products Co.	243,266	6,867
Sealed Air Corp.	391,857	6,544
Reliance Steel & Aluminum Co.	182,581	6,210
* Owens-Illinois Inc.	399,924	6,047
LyondellBasell Industries NV Class A	243,109	5,939
Scotts Miracle-Gro Co. Class A	111,243	4,961
Huntsman Corp.	472,022	4,565
Rock-Tenn Co. Class A	84,482	4,113
Allegheny Technologies Inc.	86,301	3,192
Steel Dynamics Inc.	252,623	2,506
Greif Inc. Class A	57,436	2,463
Titanium Metals Corp.	77,865	1,166
		471,449
Telecommunication Services (5.8%)
AT&T Inc.	14,467,151	412,603
Verizon Communications Inc.	6,911,279	254,335
CenturyLink Inc.	1,501,335	49,724
* Sprint Nextel Corp.	7,310,096	22,223
Frontier Communications Corp.	2,429,025	14,841
Windstream Corp.	1,244,634	14,513
Telephone & Data Systems Inc.	109,983	2,337
* United States Cellular Corp.	32,192	1,277
Telephone & Data Systems Inc. (Special Common Shares)	63,441	1,254
		773,107
Utilities (8.1%)
Southern Co.	2,074,425	87,893
Dominion Resources Inc.	1,406,665	71,416
Exelon Corp.	1,618,203	68,952

Duke Energy Corp.		3,252,616	65,020
NextEra Energy Inc.		979,470	52,911
FirstEnergy Corp.		1,021,361	45,869
American Electric Power Co. Inc.		1,176,652	44,736
Public Service Enterprise Group Inc.		1,235,619	41,233
PG&E Corp.		971,849	41,119
Consolidated Edison Inc.		714,590	40,746
PPL Corp.		1,409,600	40,230
Progress Energy Inc.		719,334	37,204
Xcel Energy Inc.		1,182,846	29,205
Edison International		756,100	28,921
Entergy Corp.		434,746	28,819
Sempra Energy		555,637	28,615
DTE Energy Co.		413,920	20,290
CenterPoint Energy Inc.		987,636	19,377
Wisconsin Energy Corp.		571,277	17,875
Constellation Energy Group Inc.		466,004	17,736
Ameren Corp.		589,402	17,547
Oneok Inc.		248,716	16,425
NiSource Inc.		682,340	14,589
Northeast Utilities		432,193	14,543
American Water Works Co. Inc.		428,750	12,940
* NRG Energy Inc.		588,375	12,480
CMS Energy Corp.		615,873	12,188
SCANA Corp.		297,726	12,043
Pinnacle West Capital Corp.		266,055	11,424
OGE Energy Corp.		238,906	11,417
NSTAR		252,779	11,327
Alliant Energy Corp.		271,300	10,494
Pepco Holdings Inc.		551,000	10,425
Integrys Energy Group Inc.		191,020	9,287
MDU Resources Group Inc.		461,608	8,858
DPL Inc.		285,220	8,597
TECO Energy Inc.		499,282	8,553
NV Energy Inc.		576,355	8,478
National Fuel Gas Co.		171,533	8,350
AGL Resources Inc.		190,909	7,778
Aqua America Inc.		337,296	7,276
UGI Corp.		272,377	7,155
* Calpine Corp.		494,605	6,964
			1,077,305
Total Common Stocks (Cost $15,189,047)			13,331,252
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)

[1,2] Vanguard Market Liquidity Fund (Cost $14,525)	0.144%	14,525,000	14,525

Total Investments (100.1%) (Cost $15,203,572)			13,345,777
Other Assets and Liabilities-Net (-0.1%)[2]			(8,665)
Net Assets (100%)			13,337,112

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,898,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $14,526,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $15,203,572,000. Net unrealized depreciation of investment securities for tax purposes was $1,857,795,000, consisting of unrealized gains of $904,365,000 on securities that had risen in value since their purchase and $2,762,160,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (17.2%)
McDonald's Corp.	3,372,391	296,163
* Amazon.com Inc.	1,175,402	254,157
Comcast Corp. Class A	7,001,095	146,323
* Ford Motor Co.	11,509,190	111,294
* DIRECTV Class A	2,495,520	105,436
Target Corp.	2,128,002	104,357
NIKE Inc. Class B	1,186,172	101,430
News Corp. Class A	5,941,939	91,922
Starbucks Corp.	2,436,423	90,854
Lowe's Cos. Inc.	4,232,181	81,850
Yum! Brands Inc.	1,513,329	74,743
* priceline.com Inc.	161,379	72,533
TJX Cos. Inc.	1,255,066	69,619
Time Warner Cable Inc.	1,093,424	68,525
Viacom Inc. Class B	1,743,838	67,556
Walt Disney Co.	2,042,784	61,610
Home Depot Inc.	1,818,080	59,760
Johnson Controls Inc.	2,205,192	58,151
Coach Inc.	954,375	49,465
* Bed Bath & Beyond Inc.	809,812	46,410
* Las Vegas Sands Corp.	1,184,807	45,426
Kohl's Corp.	896,816	44,034
CBS Corp. Class B	2,032,007	41,412
McGraw-Hill Cos. Inc.	990,456	40,609
VF Corp.	284,557	34,579
Staples Inc.	2,318,146	30,831
* Chipotle Mexican Grill Inc. Class A	101,157	30,646
Wynn Resorts Ltd.	263,632	30,339
Ross Stores Inc.	381,970	30,057
* O'Reilly Automotive Inc.	448,217	29,865
* Dollar Tree Inc.	397,487	29,855
Ralph Lauren Corp. Class A	207,218	26,876
Harley-Davidson Inc.	768,064	26,368
* AutoZone Inc.	82,324	26,277
Marriott International Inc. Class A	934,515	25,456
Comcast Corp.	1,194,202	24,708
Starwood Hotels & Resorts Worldwide Inc.	634,090	24,615
Tiffany & Co.	394,435	23,990
Virgin Media Inc.	979,770	23,857
News Corp. Class B	1,427,588	22,256
Omnicom Group Inc.	593,966	21,882
* BorgWarner Inc.	356,022	21,550
Gap Inc.	1,325,822	21,531
Family Dollar Stores Inc.	397,644	20,224
* Sirius XM Radio Inc.	12,186,608	18,402
* Netflix Inc.	162,191	18,354
* General Motors Co.	887,871	17,917
Abercrombie & Fitch Co.	285,397	17,569
* CarMax Inc.	734,169	17,510
* Discovery Communications Inc. Class A	452,246	17,014

*	Dollar General Corp.	444,525	16,785
	Expedia Inc.	644,365	16,592
*	Apollo Group Inc. Class A	412,965	16,358
*	Lululemon Athletica Inc.	324,376	15,781
	PetSmart Inc.	368,668	15,724
*	Discovery Communications Inc.	438,814	15,424
	Tractor Supply Co.	234,926	14,695
	Advance Auto Parts Inc.	249,160	14,476
*	Liberty Media Corp. - Liberty Capital Class A	216,728	14,330
*	Fossil Inc.	174,875	14,175
	International Game Technology	974,970	14,166
*	Liberty Global Inc. Class A	320,013	11,578
	Interpublic Group of Cos. Inc.	1,585,063	11,412
	Scripps Networks Interactive Inc. Class A	304,464	11,317
*	LKQ Corp.	449,529	10,861
	Cablevision Systems Corp. Class A	683,440	10,751
*	Dick's Sporting Goods Inc.	309,398	10,352
*	Liberty Media Corp. - Liberty Starz Class A	159,991	10,169
*	Urban Outfitters Inc.	415,254	9,268
	Best Buy Co. Inc.	376,001	8,761
*	DISH Network Corp. Class A	335,417	8,406
*	Goodyear Tire & Rubber Co.	790,665	7,978
	DeVry Inc.	212,063	7,838
	PVH Corp.	127,611	7,432
*	TRW Automotive Holdings Corp.	221,140	7,238
	Tupperware Brands Corp.	131,358	7,059
*	MGM Resorts International	719,978	6,689
	Weight Watchers International Inc.	106,493	6,203
*	Liberty Global Inc.	167,078	5,783
*	NVR Inc.	9,041	5,461
	Autoliv Inc.	100,997	4,898
*,^ AutoNation Inc.		143,503	4,704
*	ITT Educational Services Inc.	68,070	3,920
	Guess? Inc.	136,491	3,889
	Royal Caribbean Cruises Ltd.	159,633	3,454
	Williams-Sonoma Inc.	106,975	3,294
	Harman International Industries Inc.	113,099	3,232
*	Toll Brothers Inc.	169,995	2,453
*	Lamar Advertising Co. Class A	130,791	2,227
*	Pulte Group Inc.	557,260	2,201
*,^ Dunkin' Brands Group Inc.		78,184	2,166
*	Hyatt Hotels Corp. Class A	50,476	1,583
*	Clear Channel Outdoor Holdings Inc. Class A	81,172	760
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	3,500	1
			3,188,011
Consumer Staples (13.4%)
	Coca-Cola Co.	6,696,600	452,422
	Philip Morris International Inc.	5,780,264	360,573
	Wal-Mart Stores Inc.	6,207,678	322,178
	PepsiCo Inc.	5,137,573	318,016
	Colgate-Palmolive Co.	1,589,078	140,919
	Costco Wholesale Corp.	1,419,970	116,608
	Walgreen Co.	2,975,553	97,866
	Kimberly-Clark Corp.	1,277,008	90,680
	General Mills Inc.	2,075,096	79,829
	Sysco Corp.	1,896,569	49,121
	Mead Johnson Nutrition Co.	664,259	45,721

Kellogg Co.	825,717	43,920
Kroger Co.	1,872,791	41,126
* Green Mountain Coffee Roasters Inc.	415,139	38,583
Estee Lauder Cos. Inc. Class A	391,218	34,365
Hershey Co.	535,911	31,747
Whole Foods Market Inc.	485,559	31,712
Clorox Co.	433,489	28,753
Avon Products Inc.	1,398,398	27,409
HJ Heinz Co.	523,063	26,404
* Hansen Natural Corp.	244,273	21,323
Herbalife Ltd.	383,913	20,578
Campbell Soup Co.	624,622	20,219
Sara Lee Corp.	1,174,449	19,202
Brown-Forman Corp. Class B	273,732	19,200
* Energizer Holdings Inc.	226,565	15,053
Hormel Foods Corp.	166,205	4,491
		2,498,018
Energy (8.5%)
Schlumberger Ltd.	4,410,440	263,436
Occidental Petroleum Corp.	2,642,131	188,912
Anadarko Petroleum Corp.	1,617,134	101,960
Halliburton Co.	2,974,153	90,771
National Oilwell Varco Inc.	1,375,158	70,436
Baker Hughes Inc.	1,412,772	65,214
EOG Resources Inc.	872,514	61,957
Hess Corp.	993,868	52,138
Williams Cos. Inc.	1,911,762	46,532
El Paso Corp.	2,499,465	43,691
* Southwestern Energy Co.	1,130,813	37,690
* Cameron International Corp.	796,467	33,085
Range Resources Corp.	522,242	30,530
Peabody Energy Corp.	880,080	29,817
* Weatherford International Ltd.	2,422,514	29,579
* FMC Technologies Inc.	781,239	29,375
Murphy Oil Corp.	597,351	26,379
Consol Energy Inc.	736,737	24,997
* Concho Resources Inc.	319,238	22,711
Pioneer Natural Resources Co.	341,621	22,468
Cabot Oil & Gas Corp.	339,600	21,025
Noble Energy Inc.	286,858	20,310
HollyFrontier Corp.	679,597	17,819
QEP Resources Inc.	574,609	15,555
* Denbury Resources Inc.	1,306,404	15,024
Helmerich & Payne Inc.	347,735	14,118
* Ultra Petroleum Corp.	497,132	13,780
* Whiting Petroleum Corp.	381,583	13,386
Core Laboratories NV	148,219	13,315
* Alpha Natural Resources Inc.	736,463	13,028
SM Energy Co.	206,892	12,548
Oceaneering International Inc.	352,893	12,471
^ Diamond Offshore Drilling Inc.	226,005	12,372
Sunoco Inc.	393,745	12,210
Noble Corp.	409,907	12,031
* Dresser-Rand Group Inc.	259,365	10,512
Arch Coal Inc.	685,476	9,994
Kinder Morgan Inc.	360,567	9,335
* Newfield Exploration Co.	218,643	8,678

* McDermott International Inc.	762,536	8,205
* Continental Resources Inc.	146,484	7,085
* SandRidge Energy Inc.	1,195,000	6,644
* Tesoro Corp.	302,718	5,894
* Kinder Morgan Management LLC	96,979	5,692
EXCO Resources Inc.	415,708	4,456
* Forest Oil Corp.	226,850	3,267
* Cobalt International Energy Inc.	376,572	2,903
* Quicksilver Resources Inc.	304,395	2,307
		1,575,642
Financials (4.6%)
American Express Co.	3,516,613	157,896
Simon Property Group Inc.	953,583	104,875
* Berkshire Hathaway Inc. Class B	1,026,816	72,945
Public Storage	471,518	52,504
Franklin Resources Inc.	504,879	48,287
Discover Financial Services	1,773,041	40,674
T Rowe Price Group Inc.	844,352	40,335
Charles Schwab Corp.	3,502,235	39,470
* IntercontinentalExchange Inc.	239,025	28,267
Boston Properties Inc.	307,659	27,412
Weyerhaeuser Co.	1,750,726	27,224
Northern Trust Corp.	707,396	24,745
Invesco Ltd.	1,502,031	23,297
Equity Residential	335,290	17,391
Aon Corp.	338,554	14,213
* Affiliated Managers Group Inc.	169,254	13,210
* CB Richard Ellis Group Inc. Class A	950,809	12,798
Host Hotels & Resorts Inc.	1,115,291	12,201
* MSCI Inc. Class A	390,349	11,839
TD Ameritrade Holding Corp.	743,036	10,926
Ameriprise Financial Inc.	275,755	10,854
Moody's Corp.	333,267	10,148
Eaton Vance Corp.	386,028	8,597
General Growth Properties Inc.	707,203	8,557
Leucadia National Corp.	336,625	7,635
SEI Investments Co.	480,627	7,392
Brown & Brown Inc.	393,557	7,005
Digital Realty Trust Inc.	107,930	5,953
Federal Realty Investment Trust	70,728	5,829
Jones Lang LaSalle Inc.	90,278	4,677
CBOE Holdings Inc.	167,542	4,100
* TFS Financial Corp.	299,321	2,433
		863,689
Health Care (10.3%)
UnitedHealth Group Inc.	3,521,540	162,413
Medtronic Inc.	3,478,404	115,622
Amgen Inc.	1,964,261	107,936
Baxter International Inc.	1,853,894	104,078
* Gilead Sciences Inc.	2,558,165	99,257
* Celgene Corp.	1,504,272	93,144
Allergan Inc.	990,664	81,611
* Biogen Idec Inc.	746,200	69,509
* Thermo Fisher Scientific Inc.	1,245,732	63,084
* Medco Health Solutions Inc.	1,299,543	60,936
* Express Scripts Inc.	1,633,873	60,568

McKesson Corp.	819,475	59,576
Becton Dickinson and Co.	711,036	52,133
* Intuitive Surgical Inc.	127,704	46,520
Stryker Corp.	945,930	44,582
St. Jude Medical Inc.	1,068,899	38,683
* Alexion Pharmaceuticals Inc.	593,596	38,026
* Agilent Technologies Inc.	1,121,848	35,058
* Zimmer Holdings Inc.	624,010	33,385
AmerisourceBergen Corp. Class A	890,579	33,192
* Cerner Corp.	464,760	31,845
* Vertex Pharmaceuticals Inc.	669,587	29,823
* Edwards Lifesciences Corp.	372,779	26,572
Perrigo Co.	271,345	26,350
* Laboratory Corp. of America Holdings	325,781	25,753
Quest Diagnostics Inc.	511,523	25,249
CR Bard Inc.	278,471	24,377
* Mylan Inc.	1,427,844	24,273
* Waters Corp.	297,910	22,489
* Life Technologies Corp.	581,131	22,333
* Hospira Inc.	545,385	20,179
* Varian Medical Systems Inc.	380,962	19,871
* DaVita Inc.	310,464	19,457
* Henry Schein Inc.	299,944	18,599
* Illumina Inc.	400,348	16,382
* Mettler-Toledo International Inc.	104,575	14,636
* ResMed Inc.	497,156	14,313
DENTSPLY International Inc.	457,677	14,046
* Regeneron Pharmaceuticals Inc.	230,789	13,432
* IDEXX Laboratories Inc.	186,444	12,859
* HCA Holdings Inc.	566,078	11,412
* Allscripts Healthcare Solutions Inc.	618,410	11,144
Patterson Cos. Inc.	319,645	9,151
* Covance Inc.	197,226	8,964
* Gen-Probe Inc.	155,366	8,895
* CareFusion Corp.	363,202	8,699
* Human Genome Sciences Inc.	616,556	7,824
* Bio-Rad Laboratories Inc. Class A	63,002	5,719
* Endo Pharmaceuticals Holdings Inc.	188,889	5,287
* Dendreon Corp.	471,880	4,247
* Warner Chilcott plc Class A	293,548	4,198
Lincare Holdings Inc.	107,219	2,412
* Charles River Laboratories International Inc.	70,963	2,031
* Community Health Systems Inc.	107,224	1,784
		1,913,918
Industrials (10.4%)
Caterpillar Inc.	2,095,454	154,728
United Parcel Service Inc. Class B	2,398,054	151,437
Boeing Co.	2,279,711	137,945
Union Pacific Corp.	1,594,823	130,249
Emerson Electric Co.	2,443,189	100,928
Deere & Co.	1,364,273	88,091
Danaher Corp.	1,834,726	76,948
Precision Castparts Corp.	466,263	72,485
Norfolk Southern Corp.	1,148,081	70,056
CSX Corp.	3,584,354	66,920
FedEx Corp.	974,761	65,972
Tyco International Ltd.	1,524,255	62,113

Cummins Inc.	606,058	49,491
Honeywell International Inc.	850,617	37,351
CH Robinson Worldwide Inc.	529,803	36,276
PACCAR Inc.	1,069,223	36,161
Fastenal Co.	910,579	30,304
WW Grainger Inc.	191,428	28,626
Expeditors International of Washington Inc.	690,362	27,994
Republic Services Inc. Class A	986,210	27,673
Rockwell Collins Inc.	500,747	26,419
Fluor Corp.	566,511	26,371
Rockwell Automation Inc.	469,107	26,270
ITT Corp.	568,499	23,877
Roper Industries Inc.	311,748	21,483
* Stericycle Inc.	265,178	21,405
Joy Global Inc.	340,616	21,248
Iron Mountain Inc.	587,152	18,566
* Kansas City Southern	356,780	17,825
AMETEK Inc.	522,773	17,236
Parker Hannifin Corp.	263,588	16,640
Textron Inc.	897,684	15,835
Ingersoll-Rand plc	538,399	15,124
* Verisk Analytics Inc. Class A	421,571	14,658
Flowserve Corp.	181,509	13,432
* Jacobs Engineering Group Inc.	412,267	13,312
Donaldson Co. Inc.	235,720	12,917
JB Hunt Transport Services Inc.	312,723	11,296
* AGCO Corp.	308,296	10,658
* IHS Inc. Class A	137,065	10,254
Dun & Bradstreet Corp.	160,626	9,840
Robert Half International Inc.	453,537	9,624
MSC Industrial Direct Co. Class A	152,089	8,587
Pall Corp.	188,067	7,974
* Copart Inc.	193,537	7,571
* Nielsen Holdings NV	290,006	7,563
* Sensata Technologies Holding NV	283,581	7,504
* Delta Air Lines Inc.	958,748	7,191
* Navistar International Corp.	222,677	7,152
* Foster Wheeler AG	401,278	7,139
* Babcock & Wilcox Co.	361,641	7,070
Covanta Holding Corp.	428,856	6,514
* Spirit Aerosystems Holdings Inc. Class A	380,970	6,076
* Shaw Group Inc.	233,512	5,077
Manpower Inc.	132,892	4,468
SPX Corp.	82,607	3,743
* Owens Corning	134,280	2,911
Masco Corp.	407,357	2,900
* Hertz Global Holdings Inc.	305,936	2,723
		1,928,201
Information Technology (30.9%)
* Apple Inc.	3,005,677	1,145,704
International Business Machines Corp.	3,936,760	689,051
* Google Inc. Class A	822,289	422,969
Microsoft Corp.	16,034,067	399,088
Oracle Corp.	13,158,377	378,172
Cisco Systems Inc.	17,877,040	276,915
QUALCOMM Inc.	5,426,459	263,889
Visa Inc. Class A	1,700,672	145,782

*	EMC Corp.	6,687,702	140,375
*	eBay Inc.	3,796,687	111,964
	Mastercard Inc. Class A	352,978	111,951
	Accenture plc Class A	2,110,439	111,178
	Texas Instruments Inc.	3,774,138	100,581
	Automatic Data Processing Inc.	1,624,264	76,584
*	Cognizant Technology Solutions Corp. Class A	988,946	62,007
	Hewlett-Packard Co.	2,461,757	55,266
	Broadcom Corp. Class A	1,568,654	52,220
*	Salesforce.com Inc.	413,467	47,251
*	Intuit Inc.	934,327	44,324
*	NetApp Inc.	1,195,774	40,585
*	Symantec Corp.	2,455,823	40,030
*	Adobe Systems Inc.	1,639,682	39,631
*	Dell Inc.	2,758,528	39,033
*	Motorola Mobility Holdings Inc.	910,797	34,410
*	Citrix Systems Inc.	611,125	33,325
	Altera Corp.	1,047,393	33,024
	Western Union Co.	2,055,161	31,423
	Analog Devices Inc.	973,978	30,437
*	Juniper Networks Inc.	1,732,711	29,907
*	Teradata Corp.	548,733	29,374
*	Red Hat Inc.	627,439	26,516
*	Yahoo! Inc.	2,011,773	26,475
	CA Inc.	1,316,115	25,546
*	Marvell Technology Group Ltd.	1,689,011	24,541
*	NVIDIA Corp.	1,951,294	24,391
*	Fiserv Inc.	466,827	23,701
	Avago Technologies Ltd.	719,382	23,574
	Amphenol Corp. Class A	572,593	23,345
*	BMC Software Inc.	574,888	22,168
*	Electronic Arts Inc.	1,080,660	22,099
*	VMware Inc. Class A	271,931	21,858
*	Autodesk Inc.	746,986	20,751
	Linear Technology Corp.	740,288	20,469
	Activision Blizzard Inc.	1,673,668	19,917
*	F5 Networks Inc.	263,738	18,739
	Paychex Inc.	688,137	18,146
*	Nuance Communications Inc.	787,221	16,028
*	Rovi Corp.	367,111	15,778
*	SanDisk Corp.	387,509	15,636
*	Alliance Data Systems Corp.	165,932	15,382
	VeriSign Inc.	520,288	14,885
*	ANSYS Inc.	298,449	14,636
	Motorola Solutions Inc.	347,719	14,569
*	Informatica Corp.	343,916	14,083
*	Equinix Inc.	152,338	13,532
*	Trimble Navigation Ltd.	398,672	13,375
	FLIR Systems Inc.	519,148	13,005
	Factset Research Systems Inc.	142,569	12,684
*	TIBCO Software Inc.	539,487	12,079
*	Akamai Technologies Inc.	606,965	12,066
*	Atmel Corp.	1,487,199	12,002
	Xilinx Inc.	431,838	11,850
*	VeriFone Systems Inc.	337,208	11,809
*,^ First Solar Inc.		182,131	11,512
*	Rackspace Hosting Inc.	336,250	11,480

*	Skyworks Solutions Inc.	605,341	10,860
*	Polycom Inc.	573,701	10,539
	Global Payments Inc.	260,312	10,514
*	ON Semiconductor Corp.	1,442,389	10,342
*	Western Digital Corp.	377,790	9,717
*	Advanced Micro Devices Inc.	1,895,516	9,629
*	Riverbed Technology Inc.	474,092	9,463
*	Cree Inc.	355,966	9,248
*	Acme Packet Inc.	200,309	8,531
*	Avnet Inc.	247,491	6,455
*	Lam Research Corp.	140,928	5,352
*	Dolby Laboratories Inc. Class A	171,908	4,717
*	AOL Inc.	224,776	2,697
*	Freescale Semiconductor Holdings I Ltd.	155,543	1,716
			5,744,857
Materials (3.7%)
	Monsanto Co.	1,742,160	104,599
	Newmont Mining Corp.	1,604,644	100,932
	Praxair Inc.	988,360	92,392
	Mosaic Co.	994,337	48,693
	EI du Pont de Nemours & Co.	1,056,560	42,231
	Ecolab Inc.	754,119	36,869
	CF Industries Holdings Inc.	232,440	28,681
	Air Products & Chemicals Inc.	344,395	26,302
	Sigma-Aldrich Corp.	395,997	24,469
	Sherwin-Williams Co.	294,243	21,868
	PPG Industries Inc.	257,106	18,167
	Celanese Corp. Class A	507,831	16,520
	Ball Corp.	518,769	16,092
*	Crown Holdings Inc.	506,962	15,518
	Nalco Holding Co.	428,425	14,986
	LyondellBasell Industries NV Class A	600,392	14,668
	Walter Energy Inc.	202,582	12,157
	Cliffs Natural Resources Inc.	235,123	12,031
	Allegheny Technologies Inc.	213,119	7,883
*,^ Molycorp Inc.		190,233	6,253
	FMC Corp.	81,375	5,628
	Rock-Tenn Co. Class A	112,043	5,454
	Steel Dynamics Inc.	335,289	3,326
	Titanium Metals Corp.	189,408	2,837
			678,556
Telecommunication Services (0.8%)
*	American Tower Corp. Class A	1,289,230	69,361
*	Crown Castle International Corp.	944,069	38,395
*	NII Holdings Inc.	553,318	14,912
*	SBA Communications Corp. Class A	368,515	12,706
*	MetroPCS Communications Inc.	813,310	7,084
*,^ Clearwire Corp. Class A		438,460	1,022
			143,480
Utilities (0.1%)
*	AES Corp.	2,160,701	21,088
*	Calpine Corp.	353,888	4,983
			26,071
Total Common Stocks (Cost $16,896,174)			18,560,443

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)

[1,2] Vanguard Market Liquidity Fund (Cost $28,349)	0.144%	28,348,843	28,349

Total Investments (100.1%) (Cost $16,924,523)			18,588,792
Other Assets and Liabilities-Net (-0.1%)[2]			(18,736)
Net Assets (100%)			18,570,056

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,124,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $26,603,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $16,924,523,000. Net unrealized appreciation of investment securities for tax purposes was $1,664,269,000, consisting of unrealized gains of $3,336,437,000 on securities that had risen in value since their purchase and $1,672,168,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.9%)
* Deckers Outdoor Corp.	583,061	54,376
* Tempur-Pedic International Inc.	1,030,677	54,224
Gentex Corp.	2,149,327	51,691
Polaris Industries Inc.	983,416	49,141
Foot Locker Inc.	2,329,680	46,803
* Panera Bread Co. Class A	436,964	45,418
* Signet Jewelers Ltd.	1,307,626	44,198
* Ulta Salon Cosmetics & Fragrance Inc.	688,366	42,837
* Big Lots Inc.	1,132,363	39,440
* Under Armour Inc. Class A	566,091	37,594
Jarden Corp.	1,312,274	37,085
* Hanesbrands Inc.	1,453,329	36,348
* Penn National Gaming Inc.	1,009,938	33,621
Service Corp. International	3,595,854	32,938
John Wiley & Sons Inc. Class A	696,792	30,952
* Crocs Inc.	1,287,737	30,481
* Warnaco Group Inc.	661,229	30,476
Chico's FAS Inc.	2,653,024	30,324
Aaron's Inc.	1,144,478	28,898
Sotheby's	1,019,142	28,098
* Ascena Retail Group Inc.	1,001,129	27,101
Brinker International Inc.	1,276,694	26,708
* Carter's Inc.	869,185	26,545
Rent-A-Center Inc.	961,213	26,385
* AMC Networks Inc. Class A	801,481	25,607
* Sally Beauty Holdings Inc.	1,524,414	25,305
Wolverine World Wide Inc.	747,417	24,852
Cinemark Holdings Inc.	1,289,114	24,338
Dillard's Inc. Class A	549,260	23,882
* Tenneco Inc.	911,374	23,340
Wendy's Co.	5,047,679	23,169
* Dana Holding Corp.	2,202,460	23,126
Morningstar Inc.	378,174	21,344
* Life Time Fitness Inc.	571,456	21,058
Vail Resorts Inc.	544,314	20,570
* Cheesecake Factory Inc.	826,063	20,362
* HSN Inc.	614,274	20,351
* Domino's Pizza Inc.	743,037	20,248
* JOS A Bank Clothiers Inc.	417,638	19,474
Men's Wearhouse Inc.	736,419	19,206
* Madison Square Garden Co. Class A	841,476	19,186
Pool Corp.	725,330	18,989
* DreamWorks Animation SKG Inc. Class A	1,039,405	18,896
RadioShack Corp.	1,600,152	18,594
* Genesco Inc.	357,485	18,421
^ Six Flags Entertainment Corp.	664,348	18,416
* Childrens Place Retail Stores Inc.	393,414	18,306
DSW Inc. Class A	392,846	18,142
Brunswick Corp.	1,278,360	17,948

*,^ Coinstar Inc.		448,645	17,946
*	ANN Inc.	783,751	17,901
*	Shutterfly Inc.	432,365	17,805
*	Live Nation Entertainment Inc.	2,200,760	17,628
*,^ Tesla Motors Inc.		720,035	17,562
*	Bally Technologies Inc.	650,108	17,540
	Hillenbrand Inc.	947,539	17,435
*	Iconix Brand Group Inc.	1,100,700	17,391
*	Steven Madden Ltd.	572,621	17,236
*	Buffalo Wild Wings Inc.	275,541	16,477
*	BJ's Restaurants Inc.	373,417	16,471
^	Buckle Inc.	427,853	16,455
	Express Inc.	804,970	16,333
	Finish Line Inc. Class A	791,683	15,826
*	Pier 1 Imports Inc.	1,609,497	15,741
*	Career Education Corp.	1,170,203	15,271
*	WMS Industries Inc.	862,013	15,163
^	Regal Entertainment Group Class A	1,286,898	15,108
*,^ Saks Inc.		1,724,236	15,087
	Thor Industries Inc.	675,274	14,957
*	Vitamin Shoppe Inc.	389,917	14,598
	Monro Muffler Brake Inc.	436,560	14,393
	Strayer Education Inc.	184,276	14,128
*	Hibbett Sports Inc.	412,513	13,980
*	Valassis Communications Inc.	739,767	13,863
	Cracker Barrel Old Country Store Inc.	345,620	13,852
*	Cabela's Inc.	673,072	13,791
	Matthews International Corp. Class A	447,616	13,769
*	99 Cents Only Stores	741,663	13,661
	Arbitron Inc.	408,941	13,528
*	Jack in the Box Inc.	673,519	13,417
	Choice Hotels International Inc.	450,054	13,376
*	Aeropostale Inc.	1,215,531	13,140
	Bob Evans Farms Inc.	459,272	13,098
	Group 1 Automotive Inc.	359,881	12,794
	Texas Roadhouse Inc. Class A	964,792	12,755
^	Meredith Corp.	556,725	12,604
	Regis Corp.	872,472	12,293
	Jones Group Inc.	1,316,890	12,129
	National CineMedia Inc.	832,179	12,075
*	Collective Brands Inc.	926,911	12,013
	Scholastic Corp.	418,977	11,744
	Penske Automotive Group Inc.	699,872	11,198
*	Helen of Troy Ltd.	441,287	11,085
*	K12 Inc.	430,152	10,952
*	New York Times Co. Class A	1,880,446	10,925
*	Peet's Coffee & Tea Inc.	192,987	10,738
*	Orient-Express Hotels Ltd. Class A	1,548,649	10,701
*	Gaylord Entertainment Co.	545,922	10,558
*	Select Comfort Corp.	755,523	10,555
	American Greetings Corp. Class A	564,186	10,437
*,^ Vera Bradley Inc.		276,078	9,953
*	True Religion Apparel Inc.	368,815	9,943
	MDC Holdings Inc.	571,283	9,678
	Cooper Tire & Rubber Co.	888,234	9,673
	International Speedway Corp. Class A	418,406	9,556
	Cato Corp. Class A	420,601	9,489

*	Papa John's International Inc.	311,071	9,457
	PF Chang's China Bistro Inc.	345,728	9,418
*	American Public Education Inc.	269,277	9,155
*	DineEquity Inc.	237,203	9,130
*,^ iRobot Corp.		359,700	9,050
*	Office Depot Inc.	4,268,826	8,794
*	Steiner Leisure Ltd.	213,012	8,685
	CEC Entertainment Inc.	298,838	8,508
*	Pinnacle Entertainment Inc.	936,983	8,508
*	Maidenform Brands Inc.	353,834	8,283
	Columbia Sportswear Co.	178,335	8,275
*	Grand Canyon Education Inc.	508,435	8,211
*	Skechers U.S.A. Inc. Class A	578,760	8,120
*	Interval Leisure Group Inc.	605,247	8,062
	PEP Boys-Manny Moe & Jack	795,578	7,852
	Ameristar Casinos Inc.	488,359	7,838
*	American Axle & Manufacturing Holdings Inc.	1,021,307	7,793
*,^ Blue Nile Inc.		220,690	7,786
	Jakks Pacific Inc.	409,650	7,763
	Stage Stores Inc.	543,746	7,542
	Stewart Enterprises Inc. Class A	1,261,421	7,505
*,^ Education Management Corp.		499,396	7,411
*	Asbury Automotive Group Inc.	447,395	7,378
	Sturm Ruger & Co. Inc.	282,723	7,345
	Oxford Industries Inc.	213,129	7,310
*	Ascent Capital Group Inc. Class A	184,606	7,259
*	Liz Claiborne Inc.	1,432,947	7,165
	Ryland Group Inc.	669,581	7,131
*	Scientific Games Corp. Class A	972,095	6,921
*	Shuffle Master Inc.	819,300	6,890
	Belo Corp. Class A	1,391,593	6,805
*	Wet Seal Inc. Class A	1,514,223	6,784
*	Meritage Homes Corp.	440,344	6,667
*	Capella Education Co.	224,921	6,383
	Churchill Downs Inc.	162,605	6,346
*	Ruby Tuesday Inc.	885,607	6,341
*	Krispy Kreme Doughnuts Inc.	920,079	6,275
*	Sonic Corp.	887,174	6,272
*	OfficeMax Inc.	1,286,649	6,240
*	Dorman Products Inc.	188,343	6,230
*	Knology Inc.	477,979	6,204
^	KB Home	1,048,659	6,145
	Fred's Inc. Class A	565,411	6,027
	Drew Industries Inc.	300,093	5,996
	Sonic Automotive Inc. Class A	555,109	5,990
*	La-Z-Boy Inc.	783,191	5,803
*	G-III Apparel Group Ltd.	253,771	5,801
*	Biglari Holdings Inc.	19,566	5,799
*	Quiksilver Inc.	1,870,762	5,706
*	Zumiez Inc.	325,212	5,694
*,^ Lumber Liquidators Holdings Inc.		376,902	5,691
	Sinclair Broadcast Group Inc. Class A	783,358	5,617
*,^ Bridgepoint Education Inc.		316,712	5,523
*	Federal-Mogul Corp.	373,571	5,510
*	Modine Manufacturing Co.	599,568	5,432
*,^ Rue21 Inc.		239,197	5,427
	Ethan Allen Interiors Inc.	391,640	5,330

	Harte-Hanks Inc.	626,896	5,316
	Superior Industries International Inc.	343,803	5,312
*	Red Robin Gourmet Burgers Inc.	218,166	5,256
	Callaway Golf Co.	972,376	5,027
*	Lions Gate Entertainment Corp.	724,772	5,001
	HOT Topic Inc.	642,207	4,900
*	Fuel Systems Solutions Inc.	252,645	4,853
*	Denny's Corp.	1,436,386	4,783
	Brown Shoe Co. Inc.	664,520	4,731
	Nutrisystem Inc.	384,183	4,652
*	Bravo Brio Restaurant Group Inc.	275,570	4,585
*	Charming Shoppes Inc.	1,749,227	4,548
*	Universal Technical Institute Inc.	332,693	4,521
	Blyth Inc.	80,930	4,488
*	AFC Enterprises Inc.	372,719	4,409
	Barnes & Noble Inc.	365,205	4,320
*	America's Car-Mart Inc.	145,154	4,212
*	Core-Mark Holding Co. Inc.	136,745	4,189
*,^ Boyd Gaming Corp.		849,117	4,161
*	Standard Pacific Corp.	1,637,210	4,044
*	Exide Technologies	993,221	3,973
	Bebe Stores Inc.	569,932	3,830
^	World Wrestling Entertainment Inc. Class A	416,509	3,711
*	Universal Electronics Inc.	226,243	3,708
*	Perry Ellis International Inc.	195,403	3,674
	Standard Motor Products Inc.	275,179	3,569
*	EW Scripps Co. Class A	488,817	3,422
	Movado Group Inc.	274,899	3,348
*	Shoe Carnival Inc.	139,258	3,286
*,^ Eastman Kodak Co.		4,065,870	3,172
*	Libbey Inc.	298,415	3,145
	Marcus Corp.	315,671	3,141
*	Winnebago Industries Inc.	440,179	3,046
*	Body Central Corp.	164,876	2,994
*,^ hhgregg Inc.		301,011	2,935
	PetMed Express Inc.	325,793	2,932
*	Talbots Inc.	1,070,145	2,889
*	Systemax Inc.	221,986	2,824
	Stein Mart Inc.	429,352	2,683
	Speedway Motorsports Inc.	219,857	2,656
*	Citi Trends Inc.	225,456	2,654
	Haverty Furniture Cos. Inc.	253,229	2,530
	Weyco Group Inc.	111,646	2,490
	Lincoln Educational Services Corp.	285,636	2,311
*	Overstock.com Inc.	247,229	2,292
*	Leapfrog Enterprises Inc.	665,231	2,242
*	Kirkland's Inc.	242,580	2,224
*	Smith & Wesson Holding Corp.	870,311	2,193
	CSS Industries Inc.	125,812	2,099
*	Stoneridge Inc.	375,627	1,961
	Christopher & Banks Corp.	542,638	1,916
*,^ Corinthian Colleges Inc.		1,217,802	1,900
*	Unifi Inc.	229,192	1,873
*	K-Swiss Inc. Class A	415,310	1,765
*,^ Beazer Homes USA Inc.		1,159,538	1,751
	Big 5 Sporting Goods Corp.	282,737	1,719
*	Entercom Communications Corp. Class A	326,599	1,715

*	M/I Homes Inc.	283,496	1,704
*	Journal Communications Inc. Class A	557,805	1,657
*	Kenneth Cole Productions Inc. Class A	146,022	1,567
*	Furniture Brands International Inc.	753,069	1,551
*	Isle of Capri Casinos Inc.	319,867	1,548
	Ambassadors Group Inc.	253,204	1,451
*	ReachLocal Inc.	127,289	1,384
*	Martha Stewart Living Omnimedia Class A	433,619	1,353
*	New York & Co. Inc.	406,189	1,296
*,^ McClatchy Co. Class A		912,635	1,223
*	Coldwater Creek Inc.	974,297	1,218
*	Vitacost.com Inc.	253,356	1,206
*,^ Hovnanian Enterprises Inc. Class A		968,774	1,182
*	Archipelago Learning Inc.	139,072	1,168
*	Sealy Corp.	737,014	1,091
*	Tower International Inc.	100,749	1,039
*	Gordmans Stores Inc.	84,667	1,013
*	Pacific Sunwear of California Inc.	806,993	968
*	LIN TV Corp. Class A	378,857	826
*	Orbitz Worldwide Inc.	307,036	666
*	Marine Products Corp.	168,468	576
*,^ Dex One Corp.		566,056	317
*	Wonder Auto Technology Inc.	288,846	276
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	7,748	2
			2,815,333
Consumer Staples (3.4%)
	Corn Products International Inc.	1,148,834	45,080
*	BJ's Wholesale Club Inc.	823,301	42,186
	Nu Skin Enterprises Inc. Class A	833,270	33,764
	Flowers Foods Inc.	1,732,623	33,717
*	TreeHouse Foods Inc.	535,932	33,142
^	Diamond Foods Inc.	332,415	26,523
	Ruddick Corp.	665,814	25,960
*	United Natural Foods Inc.	692,680	25,657
	Casey's General Stores Inc.	571,468	24,945
*	Darling International Inc.	1,766,789	22,244
	SUPERVALU Inc.	3,208,363	21,368
	Lancaster Colony Corp.	289,230	17,646
	Pricesmart Inc.	271,728	16,934
*,^ Fresh Market Inc.		435,403	16,615
*	Hain Celestial Group Inc.	520,039	15,887
	Fresh Del Monte Produce Inc.	623,574	14,467
	Sanderson Farms Inc.	301,304	14,312
	Snyders-Lance Inc.	603,616	12,585
	Universal Corp.	348,667	12,503
	B&G Foods Inc. Class A	720,671	12,021
^	Vector Group Ltd.	655,914	11,269
	J&J Snack Foods Corp.	224,641	10,794
*	Elizabeth Arden Inc.	370,190	10,528
*,^ Boston Beer Co. Inc. Class A		140,219	10,194
*	Rite Aid Corp.	10,116,365	9,914
	WD-40 Co.	241,837	9,635
	Andersons Inc.	264,137	8,891
*	Spectrum Brands Holdings Inc.	354,304	8,369
*	Heckmann Corp.	1,469,084	7,771
*,^ Central European Distribution Corp.		1,040,406	7,293
*	Prestige Brands Holdings Inc.	761,308	6,890

	Weis Markets Inc.	182,692	6,771
	Tootsie Roll Industries Inc.	279,182	6,734
^	Cal-Maine Foods Inc.	210,667	6,621
*,^ Dole Food Co. Inc.		601,764	6,018
*	Chiquita Brands International Inc.	683,985	5,704
*	Smart Balance Inc.	909,790	5,368
	Spartan Stores Inc.	343,144	5,312
*	Winn-Dixie Stores Inc.	845,706	5,007
	Nash Finch Co.	183,944	4,954
*	Smart Balance Inc.	320,225	4,726
*	Pantry Inc.	346,732	4,206
	Coca-Cola Bottling Co. Consolidated	75,668	4,196
*	Central Garden and Pet Co. Class A	557,818	3,949
	Inter Parfums Inc.	253,827	3,922
*,^ Star Scientific Inc.		1,619,830	3,742
	Calavo Growers Inc.	178,354	3,660
*,^ Pilgrim's Pride Corp.		813,087	3,472
*,^ Medifast Inc.		210,565	3,401
*,^ USANA Health Sciences Inc.		121,299	3,336
*	Alliance One International Inc.	1,257,007	3,067
	National Beverage Corp.	174,066	2,639
*	Susser Holdings Corp.	130,835	2,607
*	Revlon Inc. Class A	185,741	2,288
	Ingles Markets Inc. Class A	157,032	2,236
	Village Super Market Inc. Class A	85,140	2,038
*	Seneca Foods Corp. Class A	93,782	1,857
*	Primo Water Corp.	282,851	1,595
*	Central Garden and Pet Co.	191,855	1,324
	Alico Inc.	55,422	1,088
	Farmer Bros Co.	109,850	605
			681,547
Energy (5.4%)
*	Brigham Exploration Co.	1,762,672	44,525
*	Oil States International Inc.	771,399	39,280
	World Fuel Services Corp.	1,066,262	34,813
	Tidewater Inc.	781,209	32,850
*	Superior Energy Services Inc.	1,193,834	31,326
	CARBO Ceramics Inc.	296,412	30,391
*	Atwood Oceanics Inc.	880,504	30,254
*	CVR Energy Inc.	1,321,917	27,945
*	Rosetta Resources Inc.	800,252	27,385
*	Dril-Quip Inc.	482,508	26,012
*	Bill Barrett Corp.	709,256	25,703
	SEACOR Holdings Inc.	309,895	24,857
	Berry Petroleum Co. Class A	700,307	24,777
	Lufkin Industries Inc.	458,774	24,411
	Bristow Group Inc.	549,178	23,302
*	Unit Corp.	616,906	22,776
*	Energy XXI Bermuda Ltd.	1,009,429	21,652
*	Helix Energy Solutions Group Inc.	1,521,973	19,938
*	Gran Tierra Energy Inc.	3,921,739	18,707
*	Key Energy Services Inc.	1,941,930	18,429
*	Complete Production Services Inc.	950,785	17,922
*	Oasis Petroleum Inc.	767,446	17,137
*,^ Northern Oil and Gas Inc.		855,621	16,591
*	Gulfport Energy Corp.	649,817	15,713
*	Cloud Peak Energy Inc.	920,637	15,605

*	Swift Energy Co.	635,946	15,479
*	Kodiak Oil & Gas Corp.	2,956,315	15,402
*,^ McMoRan Exploration Co.		1,438,479	14,284
*	Enbridge Energy Management LLC	476,366	13,095
*	Gulfmark Offshore Inc.	359,223	13,054
*	Global Industries Ltd.	1,573,533	12,462
*	Carrizo Oil & Gas Inc.	557,031	12,004
*	Patriot Coal Corp.	1,380,974	11,683
*	SemGroup Corp. Class A	562,531	11,228
	RPC Inc.	672,037	10,968
*	Stone Energy Corp.	661,176	10,718
*	Comstock Resources Inc.	685,025	10,591
	Targa Resources Corp.	352,334	10,482
	Contango Oil & Gas Co.	191,110	10,456
*	Western Refining Inc.	820,528	10,224
*	Tetra Technologies Inc.	1,153,884	8,908
*	ION Geophysical Corp.	1,877,414	8,880
*	Exterran Holdings Inc.	907,966	8,825
*	Hornbeck Offshore Services Inc.	350,565	8,733
	Crosstex Energy Inc.	639,628	8,622
*	Newpark Resources Inc.	1,370,027	8,343
*,^ Clean Energy Fuels Corp.		740,603	8,236
*,^ Hyperdynamics Corp.		2,225,328	8,234
*	Resolute Energy Corp.	688,581	7,822
	W&T Offshore Inc.	563,841	7,758
*	Parker Drilling Co.	1,670,630	7,334
*	Petroleum Development Corp.	354,278	6,869
*	Rex Energy Corp.	503,869	6,374
*	Basic Energy Services Inc.	450,069	6,373
*,^ Cheniere Energy Inc.		1,230,168	6,335
*	Pioneer Drilling Co.	874,097	6,276
*,^ Amyris Inc.		298,716	6,046
^	Overseas Shipholding Group Inc.	438,742	6,028
*	Tesco Corp.	487,179	5,651
*,^ Magnum Hunter Resources Corp.		1,683,727	5,573
*,^ Approach Resources Inc.		321,422	5,461
*,^ ATP Oil & Gas Corp.		698,296	5,384
*	Clayton Williams Energy Inc.	119,681	5,124
*	Hercules Offshore Inc.	1,737,230	5,073
*,^ Goodrich Petroleum Corp.		407,542	4,817
*	Georesources Inc.	268,531	4,777
*,^ Petroquest Energy Inc.		861,642	4,739
*	Energy Partners Ltd.	424,258	4,697
	Gulf Island Fabrication Inc.	206,685	4,274
*,^ Harvest Natural Resources Inc.		487,167	4,175
*	Venoco Inc.	457,454	4,030
*,^ Endeavour International Corp.		503,329	4,017
*	Vaalco Energy Inc.	814,013	3,956
*	OYO Geospace Corp.	69,265	3,899
*,^ BPZ Resources Inc.		1,402,277	3,884
^	Houston American Energy Corp.	281,736	3,877
	Penn Virginia Corp.	691,054	3,849
*	PHI Inc.	189,055	3,619
*,^ Abraxas Petroleum Corp.		1,319,706	3,484
*	Matrix Service Co.	400,715	3,410
*,^ James River Coal Co.		534,963	3,408
*	FX Energy Inc.	780,651	3,224

*	Green Plains Renewable Energy Inc.	325,704	3,039
*	Vantage Drilling Co.	2,414,681	3,018
*	Dawson Geophysical Co.	119,459	2,817
*	USEC Inc.	1,745,796	2,811
*,^ Uranium Energy Corp.		1,004,719	2,753
*	Cal Dive International Inc.	1,418,626	2,710
*	Rentech Inc.	3,365,282	2,626
*	Willbros Group Inc.	617,302	2,574
*	Gastar Exploration Ltd.	852,967	2,559
*	Warren Resources Inc.	1,027,116	2,465
*	Triangle Petroleum Corp.	638,672	2,293
*	Global Geophysical Services Inc.	273,084	2,176
*	TransAtlantic Petroleum Ltd.	2,530,827	2,075
	Delek US Holdings Inc.	174,050	1,962
*	RigNet Inc.	92,934	1,490
*	Oilsands Quest Inc.	6,819,787	1,432
	Alon USA Energy Inc.	163,131	1,000
*,^ Delta Petroleum Corp.		279,038	594
^	General Maritime Corp.	1,629,958	424
	Lone Pine Resources Inc.	60,810	401
*	Atlas Energy Inc. Escrow	1,192,784	119
			1,096,167
Financials (21.1%)
	Essex Property Trust Inc.	490,757	58,910
	Camden Property Trust	1,055,582	58,331
	Senior Housing Properties Trust	2,286,840	49,259
	BRE Properties Inc.	1,105,668	46,814
	Arthur J Gallagher & Co.	1,663,405	43,748
	Ares Capital Corp.	3,083,040	42,453
	Taubman Centers Inc.	841,391	42,330
	First Niagara Financial Group Inc.	4,565,618	41,775
	Home Properties Inc.	719,077	40,815
	Apartment Investment & Management Co.	1,799,674	39,809
*	E*Trade Financial Corp.	4,211,769	38,369
	American Campus Communities Inc.	1,026,175	38,184
	National Retail Properties Inc.	1,418,960	38,127
	MFA Financial Inc.	5,361,582	37,638
	DDR Corp.	3,332,283	36,322
*	American Capital Ltd.	5,310,430	36,217
	Mack-Cali Realty Corp.	1,309,370	35,026
	Equity Lifestyle Properties Inc.	545,818	34,223
	East West Bancorp Inc.	2,239,296	33,388
	Mid-America Apartment Communities Inc.	552,718	33,285
	BioMed Realty Trust Inc.	1,976,293	32,747
*	Signature Bank	684,395	32,666
	Waddell & Reed Financial Inc. Class A	1,299,671	32,505
	Hancock Holding Co.	1,205,772	32,291
	Tanger Factory Outlet Centers	1,224,364	31,846
	Erie Indemnity Co. Class A	446,224	31,762
	ProAssurance Corp.	438,265	31,564
	Highwoods Properties Inc.	1,084,700	30,654
	Douglas Emmett Inc.	1,786,099	30,542
	Allied World Assurance Co. Holdings AG	542,387	29,132
	CapitalSource Inc.	4,623,301	28,387
	Hatteras Financial Corp.	1,125,638	28,321
	Washington Real Estate Investment Trust	992,863	27,979
	Kilroy Realty Corp.	880,362	27,555

	Entertainment Properties Trust	703,174	27,410
	Alleghany Corp.	94,092	27,146
	Capitol Federal Financial Inc.	2,522,085	26,633
	Bank of Hawaii Corp.	718,217	26,143
	Post Properties Inc.	750,513	26,073
^	Valley National Bancorp	2,438,428	25,823
	Extra Space Storage Inc.	1,338,233	24,931
	LaSalle Hotel Properties	1,281,408	24,603
	Aspen Insurance Holdings Ltd.	1,067,710	24,600
	Invesco Mortgage Capital Inc.	1,737,391	24,549
	Omega Healthcare Investors Inc.	1,530,190	24,376
	Hanover Insurance Group Inc.	684,539	24,301
	Associated Banc-Corp	2,609,697	24,270
	CBL & Associates Properties Inc.	2,125,951	24,151
	Starwood Property Trust Inc.	1,403,438	24,083
*	SVB Financial Group	645,858	23,897
	CommonWealth REIT	1,236,900	23,464
	Corporate Office Properties Trust	1,070,629	23,318
*	Popular Inc.	15,412,579	23,119
	Fulton Financial Corp.	3,000,405	22,953
	Cash America International Inc.	442,588	22,643
	Apollo Investment Corp.	2,943,797	22,137
	Prosperity Bancshares Inc.	670,874	21,924
	Colonial Properties Trust	1,194,121	21,685
	Washington Federal Inc.	1,672,558	21,308
	Alterra Capital Holdings Ltd.	1,113,374	21,121
*	Forest City Enterprises Inc. Class A	1,978,268	21,088
	TCF Financial Corp.	2,275,001	20,839
*	CNO Financial Group Inc.	3,798,461	20,550
	First American Financial Corp.	1,583,072	20,263
	Protective Life Corp.	1,290,561	20,171
*	Stifel Financial Corp.	757,485	20,119
*	Ezcorp Inc. Class A	671,635	19,168
	Iberiabank Corp.	406,266	19,119
	Potlatch Corp.	605,519	19,086
	Northwest Bancshares Inc.	1,597,486	19,026
	StanCorp Financial Group Inc.	681,069	18,777
	Endurance Specialty Holdings Ltd.	549,021	18,749
	FirstMerit Corp.	1,644,999	18,687
	Kemper Corp.	773,712	18,538
	Healthcare Realty Trust Inc.	1,095,403	18,458
	RLI Corp.	286,475	18,214
	DuPont Fabros Technology Inc.	919,948	18,114
	Two Harbors Investment Corp.	2,031,917	17,942
*	First Cash Financial Services Inc.	424,324	17,800
	DiamondRock Hospitality Co.	2,520,325	17,617
*	Knight Capital Group Inc. Class A	1,435,695	17,458
	Platinum Underwriters Holdings Ltd.	561,161	17,256
	Webster Financial Corp.	1,120,909	17,150
	Janus Capital Group Inc.	2,803,733	16,822
*	Howard Hughes Corp.	399,101	16,802
	Trustmark Corp.	918,379	16,669
	Westamerica Bancorporation	434,728	16,659
	Montpelier Re Holdings Ltd.	940,407	16,626
*,^ MBIA Inc.		2,267,522	16,485
	Brandywine Realty Trust	2,035,947	16,308
	DCT Industrial Trust Inc.	3,712,675	16,299

	FNB Corp.	1,899,134	16,276
*	Portfolio Recovery Associates Inc.	258,957	16,112
	Delphi Financial Group Inc.	740,236	15,930
	Mercury General Corp.	414,524	15,897
	UMB Financial Corp.	490,424	15,733
*,^ St. Joe Co.		1,042,444	15,626
	EastGroup Properties Inc.	407,988	15,561
	Sovran Self Storage Inc.	418,252	15,546
	Umpqua Holdings Corp.	1,732,152	15,226
	Equity One Inc.	954,560	15,139
	Medical Properties Trust Inc.	1,688,463	15,112
*	Ocwen Financial Corp.	1,143,155	15,101
^	CYS Investments Inc.	1,243,378	15,032
	National Health Investors Inc.	355,861	14,992
	PS Business Parks Inc.	298,550	14,790
	United Bankshares Inc.	683,439	13,730
^	Prospect Capital Corp.	1,625,534	13,671
	Wintrust Financial Corp.	528,540	13,642
*	PHH Corp.	846,866	13,618
	National Penn Bancshares Inc.	1,940,627	13,604
*	DFC Global Corp.	621,746	13,585
	Tower Group Inc.	591,245	13,516
	Capstead Mortgage Corp.	1,164,877	13,443
	Argo Group International Holdings Ltd.	472,420	13,403
*	World Acceptance Corp.	239,410	13,395
	Old National Bancorp	1,433,164	13,357
	Primerica Inc.	614,465	13,248
	Redwood Trust Inc.	1,181,095	13,193
	Lexington Realty Trust	1,993,198	13,036
	Anworth Mortgage Asset Corp.	1,905,387	12,957
	Cathay General Bancorp	1,129,304	12,852
*	Texas Capital Bancshares Inc.	561,049	12,820
*	Enstar Group Ltd.	134,162	12,776
	Synovus Financial Corp.	11,880,024	12,712
	Franklin Street Properties Corp.	1,108,922	12,542
	Government Properties Income Trust	569,231	12,244
	First Financial Bancorp	878,050	12,117
	CubeSmart	1,416,582	12,083
	Community Bank System Inc.	529,474	12,014
	Pebblebrook Hotel Trust	766,325	11,993
	LTC Properties Inc.	456,880	11,568
	Greenhill & Co. Inc.	403,481	11,536
	Acadia Realty Trust	610,674	11,420
	MB Financial Inc.	774,889	11,406
	First Citizens BancShares Inc. Class A	79,388	11,395
	Alexander's Inc.	30,878	11,148
	Harleysville Group Inc.	184,622	10,867
*	Altisource Portfolio Solutions SA	306,217	10,837
	International Bancshares Corp.	818,611	10,765
	Susquehanna Bancshares Inc.	1,965,097	10,749
	Sun Communities Inc.	303,827	10,692
	Glimcher Realty Trust	1,509,215	10,685
	Selective Insurance Group Inc.	817,122	10,663
	Solar Capital Ltd.	521,886	10,506
	Oritani Financial Corp.	807,253	10,381
	MarketAxess Holdings Inc.	398,961	10,381
	Astoria Financial Corp.	1,339,820	10,303

*	MF Global Holdings Ltd.	2,471,832	10,209
	Glacier Bancorp Inc.	1,089,505	10,209
	Symetra Financial Corp.	1,250,508	10,192
	Fifth Street Finance Corp.	1,086,740	10,128
*	Sunstone Hotel Investors Inc.	1,775,322	10,102
	BancorpSouth Inc.	1,135,256	9,968
^	First Financial Bankshares Inc.	380,857	9,963
*	First Industrial Realty Trust Inc.	1,243,478	9,948
*,^ Green Dot Corp. Class A		316,209	9,904
*	Credit Acceptance Corp.	153,731	9,894
	CVB Financial Corp.	1,283,527	9,870
	Infinity Property & Casualty Corp.	187,911	9,862
^	Park National Corp.	186,460	9,860
	CreXus Investment Corp.	1,096,108	9,733
	Inland Real Estate Corp.	1,330,524	9,713
	Associated Estates Realty Corp.	627,961	9,708
	NBT Bancorp Inc.	521,162	9,704
*	Investors Bancorp Inc.	767,489	9,693
*	Greenlight Capital Re Ltd. Class A	456,006	9,458
	First Potomac Realty Trust	754,886	9,413
	Education Realty Trust Inc.	1,093,396	9,392
*	Financial Engines Inc.	502,470	9,100
*	Strategic Hotels & Resorts Inc.	2,105,728	9,076
*	Navigators Group Inc.	209,342	9,044
	Amtrust Financial Services Inc.	405,594	9,029
	Walter Investment Management Corp.	390,140	8,946
	Interactive Brokers Group Inc.	639,935	8,914
	Provident Financial Services Inc.	816,092	8,773
	Investors Real Estate Trust	1,203,149	8,663
	Bank of the Ozarks Inc.	413,343	8,651
	Columbia Banking System Inc.	596,247	8,538
	American National Insurance Co.	121,820	8,436
	Nelnet Inc. Class A	445,408	8,365
	Cohen & Steers Inc.	290,114	8,341
	Cousins Properties Inc.	1,411,891	8,260
	First Midwest Bancorp Inc.	1,122,262	8,215
	Evercore Partners Inc. Class A	350,055	7,981
	Hersha Hospitality Trust Class A	2,305,133	7,976
	BlackRock Kelso Capital Corp.	1,044,575	7,625
	American Equity Investment Life Holding Co.	851,165	7,448
	Employers Holdings Inc.	582,855	7,437
*,^ iStar Financial Inc.		1,259,360	7,329
	Safety Insurance Group Inc.	193,194	7,309
	PrivateBancorp Inc. Class A	971,094	7,303
	Home Bancshares Inc.	343,929	7,298
*	National Financial Partners Corp.	659,471	7,215
	KBW Inc.	516,780	7,126
	Retail Opportunity Investments Corp.	632,730	7,011
	Brookline Bancorp Inc.	895,381	6,903
^	ARMOUR Residential REIT Inc.	1,014,859	6,901
	Horace Mann Educators Corp.	602,721	6,877
	Flagstone Reinsurance Holdings SA	883,531	6,847
	S&T Bancorp Inc.	423,428	6,843
	Meadowbrook Insurance Group Inc.	766,660	6,831
	PennyMac Mortgage Investment Trust	418,109	6,648
	Independent Bank Corp.	305,435	6,640
	WesBanco Inc.	381,812	6,609

	Oriental Financial Group Inc.	681,622	6,591
	BGC Partners Inc. Class A	1,087,303	6,556
	Colony Financial Inc.	495,639	6,404
	Chemical Financial Corp.	414,893	6,352
*	Pico Holdings Inc.	308,758	6,333
	PacWest Bancorp	453,893	6,327
	Newcastle Investment Corp.	1,533,885	6,243
	City Holding Co.	229,411	6,192
*	Investment Technology Group Inc.	629,977	6,167
	Saul Centers Inc.	182,015	6,154
	Trustco Bank Corp. NY	1,379,350	6,152
	Pennsylvania Real Estate Investment Trust	794,074	6,138
	PennantPark Investment Corp.	686,406	6,123
	Universal Health Realty Income Trust	182,094	6,120
	Boston Private Financial Holdings Inc.	1,040,191	6,116
*	Western Alliance Bancorp	1,111,887	6,093
	Maiden Holdings Ltd.	819,083	6,053
	ViewPoint Financial Group	526,122	6,024
	FBL Financial Group Inc. Class A	224,955	5,988
	United Fire & Casualty Co.	336,972	5,961
*	Encore Capital Group Inc.	272,123	5,946
	First Commonwealth Financial Corp.	1,588,929	5,879
*	Forestar Group Inc.	537,041	5,859
*,^ Sterling Financial Corp.		467,860	5,792
	Ashford Hospitality Trust Inc.	823,911	5,784
	Getty Realty Corp.	399,044	5,754
	Hercules Technology Growth Capital Inc.	659,599	5,620
	Chesapeake Lodging Trust	460,052	5,553
	Advance America Cash Advance Centers Inc.	751,694	5,532
	Berkshire Hills Bancorp Inc.	295,495	5,458
*	Tejon Ranch Co.	224,425	5,357
*	Pinnacle Financial Partners Inc.	489,591	5,356
	Sandy Spring Bancorp Inc.	364,818	5,337
	SCBT Financial Corp.	210,442	5,194
*	AMERISAFE Inc.	278,682	5,131
*	ICG Group Inc.	556,240	5,123
*	MGIC Investment Corp.	2,738,833	5,122
	Sabra Healthcare REIT Inc.	536,023	5,114
	Resource Capital Corp.	1,018,879	5,094
	Campus Crest Communities Inc.	465,113	5,060
*	Piper Jaffray Cos.	279,259	5,007
*	FPIC Insurance Group Inc.	119,255	4,990
	National Western Life Insurance Co. Class A	36,406	4,933
	Flushing Financial Corp.	450,267	4,863
*	Intl. FCStone Inc.	232,677	4,830
	Simmons First National Corp. Class A	222,582	4,830
	First Busey Corp.	1,108,361	4,821
	Renasant Corp.	378,212	4,815
	Lakeland Financial Corp.	231,377	4,780
	Tompkins Financial Corp.	132,261	4,732
	Ramco-Gershenson Properties Trust	573,262	4,701
*	Safeguard Scientifics Inc.	313,151	4,697
	NorthStar Realty Finance Corp.	1,416,920	4,676
*	Hilltop Holdings Inc.	642,738	4,634
	Community Trust Bancorp Inc.	196,932	4,587
	1st Source Corp.	219,969	4,582
	MCG Capital Corp.	1,156,538	4,580

Duff & Phelps Corp. Class A	425,554	4,536
Dime Community Bancshares Inc.	443,991	4,498
GFI Group Inc.	1,104,587	4,440
Radian Group Inc.	2,016,813	4,417
* eHealth Inc.	322,029	4,399
First Financial Corp.	159,632	4,391
* HFF Inc. Class A	490,471	4,287
Coresite Realty Corp.	298,014	4,277
Rockville Financial Inc.	450,364	4,269
Southside Bancshares Inc.	236,114	4,252
OneBeacon Insurance Group Ltd. Class A	307,938	4,200
* Citizens Republic Bancorp Inc.	599,562	4,149
* FelCor Lodging Trust Inc.	1,780,664	4,149
^ TowneBank	364,085	4,140
Urstadt Biddle Properties Inc. Class A	258,804	4,133
* Beneficial Mutual Bancorp Inc.	553,712	4,125
Washington Trust Bancorp Inc.	207,516	4,105
Artio Global Investors Inc. Class A	504,794	4,018
Northfield Bancorp Inc.	288,753	3,823
Winthrop Realty Trust	437,279	3,800
* Citizens Inc.	589,933	3,781
Hudson Valley Holding Corp.	214,223	3,734
Arrow Financial Corp.	166,220	3,698
SY Bancorp Inc.	197,934	3,686
Parkway Properties Inc.	332,399	3,660
MVC Capital Inc.	346,014	3,623
* NewStar Financial Inc.	385,870	3,604
Cardinal Financial Corp.	413,971	3,568
* Global Indemnity plc	208,463	3,561
CapLease Inc.	976,307	3,524
Bancfirst Corp.	105,102	3,485
Hudson Pacific Properties Inc.	296,230	3,445
StellarOne Corp.	344,359	3,426
Union First Market Bankshares Corp.	314,981	3,377
Capital Southwest Corp.	45,601	3,374
Kite Realty Group Trust	913,850	3,345
Sterling Bancorp	459,303	3,335
* Nara Bancorp Inc.	546,860	3,319
WSFS Financial Corp.	103,580	3,270
Kennedy-Wilson Holdings Inc.	306,026	3,244
Provident New York Bancorp	551,547	3,210
Univest Corp. of Pennsylvania	240,464	3,205
State Auto Financial Corp.	243,565	3,203
GAMCO Investors Inc.	78,692	3,100
Calamos Asset Management Inc. Class A	302,193	3,025
United Financial Bancorp Inc.	220,211	3,015
Territorial Bancorp Inc.	157,413	3,014
Camden National Corp.	110,544	3,010
^ Golub Capital BDC Inc.	193,907	2,880
* Walker & Dunlop Inc.	247,773	2,879
Westwood Holdings Group Inc.	82,222	2,841
Epoch Holding Corp.	208,378	2,828
Cogdell Spencer Inc.	733,982	2,767
* Netspend Holdings Inc.	537,820	2,764
Republic Bancorp Inc. Class A	155,804	2,759
Lakeland Bancorp Inc.	345,774	2,704
Cedar Shopping Centers Inc.	851,135	2,647

	Baldwin & Lyons Inc.	120,535	2,576
*	United Community Banks Inc.	299,452	2,542
	Westfield Financial Inc.	382,869	2,523
	Trico Bancshares	203,781	2,500
	Stewart Information Services Corp.	278,746	2,464
	Heartland Financial USA Inc.	173,165	2,456
*	Wilshire Bancorp Inc.	894,536	2,451
	Oppenheimer Holdings Inc. Class A	151,003	2,422
	First Interstate Bancsystem Inc.	225,423	2,414
	Great Southern Bancorp Inc.	143,492	2,408
	Presidential Life Corp.	292,109	2,401
	First Community Bancshares Inc.	230,902	2,355
	First Bancorp	230,433	2,314
	SeaBright Holdings Inc.	318,526	2,293
	National Interstate Corp.	103,251	2,269
	CoBiz Financial Inc.	504,296	2,254
	Consolidated-Tomoka Land Co.	82,819	2,175
*	Phoenix Cos. Inc.	1,763,206	2,151
	Kansas City Life Insurance Co.	69,348	2,141
	SWS Group Inc.	445,807	2,091
*	Doral Financial Corp.	1,835,545	2,001
	BankFinancial Corp.	287,668	1,910
	Home Federal Bancorp Inc.	229,939	1,798
	Bank Mutual Corp.	662,545	1,729
*	FBR & Co.	713,886	1,699
*	Meridian Interstate Bancorp Inc.	154,644	1,687
^	Ames National Corp.	106,881	1,671
*	Flagstar Bancorp Inc.	3,356,040	1,644
	THL Credit Inc.	149,493	1,632
^	Capital City Bank Group Inc.	154,689	1,609
*	Gleacher & Co. Inc.	1,290,430	1,536
	Donegal Group Inc. Class A	120,409	1,450
	EMC Insurance Group Inc.	77,837	1,432
	Universal Insurance Holdings Inc.	354,061	1,363
	Suffolk Bancorp	147,936	1,231
*	Southwest Bancorp Inc.	281,056	1,186
*	Avatar Holdings Inc.	122,921	1,006
	First Financial Holdings Inc.	239,576	961
*	First Marblehead Corp.	922,319	941
	Roma Financial Corp.	114,460	933
	Urstadt Biddle Properties Inc.	57,942	898
*	Asset Acceptance Capital Corp.	255,326	860
^	Life Partners Holdings Inc.	138,234	836
*,^ Hampton Roads Bankshares Inc.		151,835	714
*	PMI Group Inc.	2,336,279	467
	Pzena Investment Management Inc. Class A	134,452	441
*,^ Penson Worldwide Inc.		299,293	434
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			4,276,648
Health Care (12.0%)
*	Pharmasset Inc.	1,120,191	92,270
	Cooper Cos. Inc.	696,110	55,097
*	BioMarin Pharmaceutical Inc.	1,669,996	53,223
*	Mednax Inc.	723,119	45,296
*	Catalyst Health Solutions Inc.	674,398	38,906
*	Cepheid Inc.	930,199	36,120
	Techne Corp.	531,015	36,114

*	Sirona Dental Systems Inc.	844,799	35,828
*	Healthspring Inc.	969,320	35,341
	Medicis Pharmaceutical Corp. Class A	929,678	33,915
	PerkinElmer Inc.	1,697,875	32,616
	Teleflex Inc.	605,271	32,545
*	Health Net Inc.	1,362,628	32,308
*	Cubist Pharmaceuticals Inc.	899,294	31,763
*	HMS Holdings Corp.	1,276,605	31,136
*	Tenet Healthcare Corp.	7,351,299	30,361
	Quality Systems Inc.	306,727	29,752
*	athenahealth Inc.	497,539	29,628
*	United Therapeutics Corp.	786,477	29,485
*	AMERIGROUP Corp.	749,011	29,219
*	LifePoint Hospitals Inc.	790,495	28,964
	Hill-Rom Holdings Inc.	954,286	28,648
*	Onyx Pharmaceuticals Inc.	953,815	28,624
*	Thoratec Corp.	861,337	28,114
*,^ Seattle Genetics Inc.		1,455,659	27,745
	Owens & Minor Inc.	959,938	27,339
*	Health Management Associates Inc. Class A	3,808,432	26,354
	STERIS Corp.	891,636	26,098
*	Salix Pharmaceuticals Ltd.	879,810	26,042
*	WellCare Health Plans Inc.	643,321	24,433
*	Myriad Genetics Inc.	1,291,033	24,194
*	Questcor Pharmaceuticals Inc.	881,945	24,042
*,^ Incyte Corp. Ltd.		1,688,445	23,588
*	Magellan Health Services Inc.	483,064	23,332
*	Volcano Corp.	782,832	23,195
*	Haemonetics Corp.	386,764	22,618
*	Alkermes plc	1,442,235	22,008
*	Centene Corp.	752,482	21,574
*	Theravance Inc.	1,068,551	21,521
*	HealthSouth Corp.	1,433,315	21,399
*	Viropharma Inc.	1,143,803	20,668
*	VCA Antech Inc.	1,239,057	19,800
*	Brookdale Senior Living Inc. Class A	1,552,241	19,465
	West Pharmaceutical Services Inc.	504,177	18,705
*	Amylin Pharmaceuticals Inc.	1,983,293	18,306
	Masimo Corp.	811,154	17,561
	Chemed Corp.	319,325	17,550
*	Ariad Pharmaceuticals Inc.	1,987,558	17,471
*	PAREXEL International Corp.	886,916	16,789
*	InterMune Inc.	828,440	16,734
*	Impax Laboratories Inc.	930,632	16,668
*	PSS World Medical Inc.	836,842	16,477
*	Bruker Corp.	1,122,884	15,193
*,^ MAKO Surgical Corp.		431,754	14,775
*	Par Pharmaceutical Cos. Inc.	543,531	14,469
*	Align Technology Inc.	937,403	14,220
*	NxStage Medical Inc.	651,103	13,582
*	Luminex Corp.	570,440	12,647
*	Immunogen Inc.	1,137,171	12,463
*	Zoll Medical Corp.	330,018	12,455
*	MWI Veterinary Supply Inc.	179,970	12,385
*	DexCom Inc.	1,015,006	12,180
*	Medicines Co.	806,263	11,997
*	Arthrocare Corp.	412,417	11,865

*	Acorda Therapeutics Inc.	590,583	11,788
	PDL BioPharma Inc.	2,116,235	11,745
*	Integra LifeSciences Holdings Corp.	324,401	11,604
*	Neogen Corp.	332,191	11,534
*	Jazz Pharmaceuticals Inc.	273,898	11,372
*	Air Methods Corp.	170,834	10,877
*	Auxilium Pharmaceuticals Inc.	722,143	10,825
*	Cyberonics Inc.	380,752	10,775
*,^ Accretive Health Inc.		503,147	10,682
*	Amsurg Corp. Class A	473,932	10,663
*	Wright Medical Group Inc.	592,384	10,592
*	Exelixis Inc.	1,924,926	10,510
	Computer Programs & Systems Inc.	157,952	10,448
*	NuVasive Inc.	600,175	10,245
	Invacare Corp.	441,177	10,165
*	Insulet Corp.	657,622	10,035
*,^ Vivus Inc.		1,236,543	9,979
*	CONMED Corp.	428,181	9,852
	Meridian Bioscience Inc.	620,414	9,765
*	Isis Pharmaceuticals Inc.	1,433,119	9,717
*,^ HeartWare International Inc.		147,225	9,483
*	Orthofix International NV	271,927	9,384
*,^ Opko Health Inc.		2,137,179	9,254
*,^ Optimer Pharmaceuticals Inc.		663,046	9,177
*	Emdeon Inc. Class A	481,750	9,052
*	IPC The Hospitalist Co. Inc.	246,442	8,795
*	Hanger Orthopedic Group Inc.	454,055	8,577
	Analogic Corp.	188,803	8,574
*	Medivation Inc.	497,685	8,451
*	NPS Pharmaceuticals Inc.	1,295,017	8,431
*	Nektar Therapeutics	1,720,328	8,344
*	Ironwood Pharmaceuticals Inc.	759,446	8,202
*	Abaxis Inc.	341,105	7,815
*	Merit Medical Systems Inc.	592,027	7,779
*	Akorn Inc.	994,274	7,765
*	Rigel Pharmaceuticals Inc.	1,036,377	7,628
*	Sequenom Inc.	1,497,162	7,621
*	Halozyme Therapeutics Inc.	1,238,488	7,604
*	Momenta Pharmaceuticals Inc.	650,964	7,486
*	Quidel Corp.	450,834	7,380
*	Team Health Holdings Inc.	439,839	7,222
	Landauer Inc.	142,183	7,044
*	Greatbatch Inc.	351,963	7,043
*	Bio-Reference Labs Inc.	379,721	6,991
*	Omnicell Inc.	499,233	6,879
*	ICU Medical Inc.	186,385	6,859
*	MedAssets Inc.	709,576	6,819
*	AVEO Pharmaceuticals Inc.	442,230	6,806
*	Kindred Healthcare Inc.	787,170	6,785
*	Amedisys Inc.	446,867	6,623
*	Molina Healthcare Inc.	412,666	6,372
*	PharMerica Corp.	445,066	6,351
*	Targacept Inc.	421,651	6,325
*	SonoSite Inc.	204,507	6,205
*	Emeritus Corp.	428,676	6,044
*	Endologix Inc.	601,092	6,035
*	Spectrum Pharmaceuticals Inc.	787,787	6,011

*	Emergent Biosolutions Inc.	374,353	5,776
*	Ardea Biosciences Inc.	356,261	5,565
*	Select Medical Holdings Corp.	812,967	5,422
*	ABIOMED Inc.	486,956	5,371
*	Micromet Inc.	1,102,405	5,292
*	OraSure Technologies Inc.	664,402	5,289
	Universal American Corp.	515,695	5,188
*	Enzon Pharmaceuticals Inc.	725,984	5,111
*	Triple-S Management Corp. Class B	304,890	5,107
*	Healthways Inc.	514,810	5,061
	Atrion Corp.	24,377	5,056
*	Medidata Solutions Inc.	306,298	5,036
*	Affymetrix Inc.	1,013,886	4,968
*	Angiodynamics Inc.	377,971	4,966
*	Merge Healthcare Inc.	814,789	4,962
*	Hi-Tech Pharmacal Co. Inc.	143,462	4,820
*	Genomic Health Inc.	218,858	4,810
*	ExamWorks Group Inc.	467,090	4,755
	Ensign Group Inc.	205,280	4,744
*,^ MannKind Corp.		1,250,461	4,739
*,^ AVANIR Pharmaceuticals Inc.		1,656,276	4,737
*	Conceptus Inc.	447,455	4,685
	Cantel Medical Corp.	219,866	4,644
*	Corvel Corp.	105,856	4,499
*	Neurocrine Biosciences Inc.	747,920	4,473
*,^ Savient Pharmaceuticals Inc.		1,069,715	4,386
*	MAP Pharmaceuticals Inc.	296,696	4,338
*	Idenix Pharmaceuticals Inc.	867,380	4,328
*	Depomed Inc.	797,861	4,308
*	Symmetry Medical Inc.	544,682	4,205
*	Natus Medical Inc.	437,703	4,163
*	Geron Corp.	1,947,583	4,129
*	LHC Group Inc.	240,604	4,105
	National Healthcare Corp.	123,941	4,003
*	Accuray Inc.	970,394	3,901
*	Medcath Corp.	277,737	3,855
	Assisted Living Concepts Inc. Class A	302,461	3,832
*,^ Unilife Corp.		911,312	3,827
*	Arqule Inc.	746,108	3,768
*	Ligand Pharmaceuticals Inc. Class B	266,416	3,645
*,^ ZIOPHARM Oncology Inc.		821,567	3,623
*	Alnylam Pharmaceuticals Inc.	545,767	3,586
*,^ Neoprobe Corp.		1,203,869	3,563
*,^ Sunrise Senior Living Inc.		769,490	3,563
*,^ Protalix BioTherapeutics Inc.		773,223	3,557
*	Immunomedics Inc.	1,087,230	3,479
*,^ Cadence Pharmaceuticals Inc.		518,303	3,395
*	eResearchTechnology Inc.	742,920	3,313
*,^ Sangamo Biosciences Inc.		749,853	3,262
*	Arena Pharmaceuticals Inc.	2,196,849	3,185
*	Kensey Nash Corp.	123,083	3,015
*	Achillion Pharmaceuticals Inc.	620,477	2,929
*	XenoPort Inc.	468,866	2,766
*	Progenics Pharmaceuticals Inc.	477,031	2,738
*,^ Cell Therapeutics Inc.		2,506,679	2,657
	Pain Therapeutics Inc.	553,589	2,635
*	RTI Biologics Inc.	788,665	2,595

*	Lexicon Pharmaceuticals Inc.	2,820,050	2,594
*	Obagi Medical Products Inc.	278,803	2,529
*,^ Novavax Inc.		1,521,460	2,450
*	Gentiva Health Services Inc.	430,434	2,376
*	SurModics Inc.	251,607	2,290
*	Allos Therapeutics Inc.	1,202,080	2,212
*	Palomar Medical Technologies Inc.	273,794	2,157
*,^ PROLOR Biotech Inc.		526,620	2,143
*	Almost Family Inc.	126,753	2,108
*,^ Metabolix Inc.		478,073	2,094
*	AMN Healthcare Services Inc.	473,370	1,898
*,^ SIGA Technologies Inc.		570,366	1,865
*	Durect Corp.	1,123,542	1,809
*	CryoLife Inc.	401,342	1,802
*	Dyax Corp.	1,422,230	1,792
*	Cross Country Healthcare Inc.	426,098	1,781
*	MedQuist Holdings Inc.	222,143	1,679
*,^ Pacific Biosciences of California Inc.		522,956	1,679
*	Exactech Inc.	118,303	1,666
*,^ Biotime Inc.		357,976	1,579
*,^ Complete Genomics Inc.		239,486	1,406
*	Enzo Biochem Inc.	523,719	1,346
*	Codexis Inc.	293,771	1,342
*,^ Osiris Therapeutics Inc.		246,699	1,263
*	Skilled Healthcare Group Inc.	300,707	1,086
*	Biospecifics Technologies Corp.	66,168	1,068
*	BioMimetic Therapeutics Inc.	314,162	1,037
*	Sun Healthcare Group Inc.	358,406	968
*,^ Alimera Sciences Inc.		117,717	942
*	Pozen Inc.	387,958	935
*	Orexigen Therapeutics Inc.	465,313	926
*	Albany Molecular Research Inc.	319,024	900
*,^ Stereotaxis Inc.		704,190	782
*	Nabi Biopharmaceuticals	452,374	760
*	Sucampo Pharmaceuticals Inc. Class A	141,470	528
*	Alliance HealthCare Services Inc.	358,019	408
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
			2,433,782
Industrials (15.5%)
*	TransDigm Group Inc.	715,077	58,400
	Waste Connections Inc.	1,624,738	54,949
*	BE Aerospace Inc.	1,552,811	51,414
	Gardner Denver Inc.	787,165	50,024
	Kennametal Inc.	1,231,778	40,328
	IDEX Corp.	1,247,381	38,868
*	WABCO Holdings Inc.	1,016,022	38,467
	Wabtec Corp.	725,734	38,370
*	Kirby Corp.	727,366	38,289
	Snap-on Inc.	832,426	36,960
*	Clean Harbors Inc.	717,592	36,812
*	Corrections Corp. of America	1,615,723	36,661
	Lincoln Electric Holdings Inc.	1,205,069	34,959
	Nordson Corp.	873,502	34,713
*	Hexcel Corp.	1,475,356	32,694
	Graco Inc.	913,339	31,181
*	Alaska Air Group Inc.	539,504	30,369
*	Thomas & Betts Corp.	750,526	29,954

CLARCOR Inc.	721,132	29,840
Carlisle Cos. Inc.	923,516	29,442
* Polypore International Inc.	517,893	29,271
Triumph Group Inc.	590,809	28,796
Landstar System Inc.	720,950	28,521
* Genesee & Wyoming Inc. Class A	596,892	27,767
Regal-Beloit Corp.	581,726	26,399
Valmont Industries Inc.	338,236	26,362
Trinity Industries Inc.	1,206,624	25,834
* Teledyne Technologies Inc.	525,420	25,672
Crane Co.	702,873	25,086
* Dollar Thrifty Automotive Group Inc.	434,597	24,468
Woodward Inc.	880,376	24,122
* Esterline Technologies Corp.	459,836	23,838
Acuity Brands Inc.	653,533	23,553
* FTI Consulting Inc.	633,134	23,306
* Acacia Research - Acacia Technologies	644,083	23,181
Toro Co.	467,428	23,030
Alexander & Baldwin Inc.	624,677	22,819
* GrafTech International Ltd.	1,748,591	22,207
Mueller Industries Inc.	569,996	21,996
* WESCO International Inc.	650,779	21,834
* Oshkosh Corp.	1,373,117	21,613
Robbins & Myers Inc.	618,418	21,465
* EMCOR Group Inc.	1,008,780	20,509
Actuant Corp. Class A	1,037,000	20,481
UTi Worldwide Inc.	1,541,382	20,100
Brady Corp. Class A	742,809	19,632
GATX Corp.	631,573	19,572
Watsco Inc.	382,756	19,559
* CoStar Group Inc.	373,838	19,428
* Moog Inc. Class A	594,625	19,397
Curtiss-Wright Corp.	665,706	19,192
* Middleby Corp.	268,131	18,893
* Old Dominion Freight Line Inc.	648,747	18,794
AO Smith Corp.	583,531	18,691
* Chart Industries Inc.	442,350	18,654
Con-way Inc.	833,126	18,437
Belden Inc.	714,032	18,415
* General Cable Corp.	788,561	18,413
United Stationers Inc.	665,339	18,130
* Geo Group Inc.	974,971	18,095
* Tetra Tech Inc.	941,952	17,652
Lennox International Inc.	682,547	17,596
* Huntington Ingalls Industries Inc.	699,153	17,010
Rollins Inc.	887,952	16,614
Brink's Co.	704,252	16,416
* United Rentals Inc.	941,176	15,849
* HUB Group Inc. Class A	556,904	15,744
Applied Industrial Technologies Inc.	577,817	15,694
* JetBlue Airways Corp.	3,791,056	15,543
^ HEICO Corp.	314,619	15,492
Corporate Executive Board Co.	519,256	15,474
* Advisory Board Co.	239,617	15,462
Healthcare Services Group Inc.	950,453	15,340
* Avis Budget Group Inc.	1,580,907	15,287
* EnerSys	755,969	15,135

	Simpson Manufacturing Co. Inc.	606,189	15,112
*,^ AMR Corp.		5,044,291	14,931
*	MasTec Inc.	837,209	14,743
	Herman Miller Inc.	820,353	14,652
	ABM Industries Inc.	759,647	14,479
	Deluxe Corp.	778,051	14,472
	Mine Safety Appliances Co.	525,314	14,162
	Kaydon Corp.	490,795	14,076
*	II-VI Inc.	802,020	14,035
	Macquarie Infrastructure Co. LLC	622,148	13,961
	Werner Enterprises Inc.	660,148	13,751
*	US Airways Group Inc.	2,449,366	13,472
	Barnes Group Inc.	698,627	13,449
*	Atlas Air Worldwide Holdings Inc.	395,519	13,167
	HNI Corp.	677,631	12,963
	Manitowoc Co. Inc.	1,886,142	12,656
	Knight Transportation Inc.	948,982	12,631
	Raven Industries Inc.	259,501	12,508
*	Orbital Sciences Corp.	881,549	11,284
*	RBC Bearings Inc.	330,034	11,218
	Forward Air Corp.	440,413	11,209
	Heartland Express Inc.	824,072	11,174
	Ameron International Corp.	130,705	11,102
*	Beacon Roofing Supply Inc.	694,025	11,097
	Watts Water Technologies Inc. Class A	409,242	10,906
*	Allegiant Travel Co. Class A	230,408	10,859
	Franklin Electric Co. Inc.	298,756	10,839
*	DigitalGlobe Inc.	556,327	10,809
	Armstrong World Industries Inc.	307,694	10,597
	Interface Inc. Class A	878,405	10,418
	Briggs & Stratton Corp.	762,605	10,303
	Unifirst Corp.	226,019	10,236
	ESCO Technologies Inc.	401,263	10,232
	Lindsay Corp.	189,821	10,212
	AAR Corp.	599,840	9,999
	Granite Construction Inc.	527,883	9,908
	Seaboard Corp.	5,495	9,902
	Knoll Inc.	720,398	9,869
*	Huron Consulting Group Inc.	315,689	9,827
*	Blount International Inc.	729,113	9,741
*	Ceradyne Inc.	357,379	9,610
*	Meritor Inc.	1,355,897	9,573
*	SYKES Enterprises Inc.	637,576	9,532
	Cubic Corp.	242,974	9,493
*	Mobile Mini Inc.	575,896	9,468
	Kaman Corp.	335,855	9,354
*	EnPro Industries Inc.	311,960	9,259
	Tennant Co.	260,114	9,200
	Skywest Inc.	796,297	9,165
	Titan International Inc.	603,045	9,046
*,^ 3D Systems Corp.		638,923	8,939
	Aircastle Ltd.	924,479	8,801
*	Exponent Inc.	212,601	8,787
*	GeoEye Inc.	301,356	8,543
*	Astec Industries Inc.	291,756	8,543
*	Korn/Ferry International	700,655	8,541
	American Science & Engineering Inc.	137,415	8,389

	McGrath Rentcorp	348,789	8,298
	Steelcase Inc. Class A	1,312,678	8,283
	Insperity Inc.	356,037	7,922
*	Dycom Industries Inc.	512,643	7,843
*	Swift Transportation Co.	1,201,790	7,740
	Albany International Corp.	422,986	7,720
*	Generac Holdings Inc.	408,574	7,685
*,^ Higher One Holdings Inc.		469,536	7,639
*	TrueBlue Inc.	668,206	7,571
	TAL International Group Inc.	303,018	7,557
*	KAR Auction Services Inc.	616,458	7,465
*	Aerovironment Inc.	264,472	7,445
*	Amerco Inc.	118,832	7,421
*,^ USG Corp.		1,091,268	7,344
	AZZ Inc.	189,287	7,339
*,^ Colfax Corp.		361,740	7,329
*	Navigant Consulting Inc.	781,636	7,246
	G&K Services Inc. Class A	282,957	7,227
	Gorman-Rupp Co.	285,847	7,058
	HEICO Corp. Class A	207,180	6,974
*	Insituform Technologies Inc. Class A	596,755	6,910
	CIRCOR International Inc.	233,619	6,861
*	Layne Christensen Co.	296,131	6,841
	Resources Connection Inc.	697,051	6,817
*	Griffon Corp.	798,250	6,530
*	Interline Brands Inc.	503,471	6,480
	Universal Forest Products Inc.	263,337	6,333
	National Presto Industries Inc.	72,736	6,321
	Sun Hydraulics Corp.	308,894	6,295
	Quanex Building Products Corp.	574,079	6,286
	Badger Meter Inc.	216,593	6,266
*	RSC Holdings Inc.	863,182	6,154
	John Bean Technologies Corp.	427,733	6,099
	Arkansas Best Corp.	365,640	5,905
	Standex International Corp.	189,645	5,904
*	Team Inc.	278,020	5,833
	Mueller Water Products Inc. Class A	2,348,244	5,824
	Encore Wire Corp.	281,256	5,788
*	Global Power Equipment Group Inc.	240,361	5,593
*	ICF International Inc.	294,035	5,531
*	Rush Enterprises Inc. Class A	387,015	5,480
*	Consolidated Graphics Inc.	149,850	5,474
*	Kforce Inc.	550,303	5,398
*	Trimas Corp.	360,690	5,356
*	MYR Group Inc.	302,456	5,335
	Tutor Perini Corp.	463,105	5,321
*	Sauer-Danfoss Inc.	183,407	5,300
	Viad Corp.	306,078	5,197
	Kelly Services Inc. Class A	453,847	5,174
	Ennis Inc.	391,449	5,112
	Tredegar Corp.	337,206	5,001
*	Wabash National Corp.	1,032,794	4,926
	NACCO Industries Inc. Class A	76,504	4,850
*,^ A123 Systems Inc.		1,404,646	4,832
	Comfort Systems USA Inc.	574,335	4,778
*	Pendrell Corp.	2,116,435	4,762
*	Altra Holdings Inc.	407,409	4,714

	Cascade Corp.	140,940	4,706
*	RailAmerica Inc.	353,540	4,607
	Primoris Services Corp.	425,465	4,450
	AAON Inc.	281,119	4,428
*	Titan Machinery Inc.	246,034	4,404
*	Powell Industries Inc.	141,349	4,378
	Heidrick & Struggles International Inc.	264,528	4,351
*	M&F Worldwide Corp.	176,125	4,336
	Marten Transport Ltd.	249,495	4,301
	US Ecology Inc.	277,443	4,292
*	EnergySolutions Inc.	1,211,338	4,276
*	CBIZ Inc.	645,974	4,257
	Federal Signal Corp.	943,019	4,168
*	Greenbrier Cos. Inc.	356,905	4,158
*	Force Protection Inc.	1,064,859	4,100
*	ACCO Brands Corp.	833,383	3,975
*	Dolan Co.	440,509	3,960
*	Mistras Group Inc.	225,438	3,959
*	Taser International Inc.	912,824	3,934
*,^ Genco Shipping & Trading Ltd.		484,845	3,787
*,^ Capstone Turbine Corp.		3,732,585	3,733
*	Standard Parking Corp.	238,475	3,730
*	APAC Customer Services Inc.	434,507	3,702
	Apogee Enterprises Inc.	426,061	3,660
*	Air Transport Services Group Inc.	830,498	3,596
*	InnerWorkings Inc.	450,988	3,536
*	H&E Equipment Services Inc.	423,134	3,491
	LB Foster Co. Class A	155,495	3,457
	Great Lakes Dredge & Dock Corp.	846,155	3,444
	Douglas Dynamics Inc.	267,261	3,416
*	Gibraltar Industries Inc.	413,981	3,362
*	CRA International Inc.	163,917	3,280
*	Kadant Inc.	184,532	3,277
	Dynamic Materials Corp.	202,482	3,189
*	Trex Co. Inc.	198,310	3,179
*	Hawaiian Holdings Inc.	724,953	3,052
*	GenCorp Inc.	674,853	3,030
*	Columbus McKinnon Corp.	275,698	3,022
	Houston Wire & Cable Co.	255,610	2,937
	Celadon Group Inc.	323,529	2,873
*,^ American Superconductor Corp.		729,275	2,866
*	Furmanite Corp.	529,636	2,865
*	Northwest Pipe Co.	141,079	2,863
*	Roadrunner Transportation Systems Inc.	205,355	2,817
	Vicor Corp.	317,695	2,780
*	Accuride Corp.	535,146	2,740
*,^ EnerNOC Inc.		298,015	2,682
*	Sterling Construction Co. Inc.	236,085	2,637
*	FreightCar America Inc.	180,585	2,602
*	Cenveo Inc.	854,765	2,573
*	Metalico Inc.	646,660	2,522
*	Commercial Vehicle Group Inc.	379,828	2,495
*	American Railcar Industries Inc.	162,150	2,494
*	Saia Inc.	229,627	2,416
*	Michael Baker Corp.	126,044	2,411
*	Orion Marine Group Inc.	408,949	2,360
	Schawk Inc. Class A	233,710	2,307

	Ducommun Inc.	151,977	2,277
	Ampco-Pittsburgh Corp.	109,280	2,235
	CDI Corp.	202,890	2,167
*	Ameresco Inc. Class A	210,768	2,141
*	CAI International Inc.	175,939	2,062
	SeaCube Container Leasing Ltd.	168,605	2,045
*	Pacer International Inc.	531,404	1,993
	Kimball International Inc. Class B	394,369	1,917
*	Pike Electric Corp.	281,424	1,905
*	Republic Airways Holdings Inc.	670,555	1,898
	Preformed Line Products Co.	39,649	1,816
*	American Reprographics Co.	520,433	1,749
*	Hill International Inc.	373,010	1,746
*	School Specialty Inc.	243,825	1,738
	American Woodmark Corp.	141,053	1,708
*	Patriot Transportation Holding Inc.	84,281	1,703
*,^ Energy Recovery Inc.		553,425	1,666
*	Fuel Tech Inc.	277,033	1,612
*,^ Eagle Bulk Shipping Inc.		948,164	1,489
*	Rush Enterprises Inc. Class B	124,445	1,452
*	KEYW Holding Corp.	192,472	1,368
	Universal Truckload Services Inc.	95,000	1,235
*	Tecumseh Products Co. Class A	164,730	1,201
^	Baltic Trading Ltd.	252,491	1,174
*	Broadwind Energy Inc.	1,578,936	505
*	Tecumseh Products Co. Class B	37,155	265
*,^ Ener1 Inc.		1,106,879	152
			3,135,867
Information Technology (16.6%)
*	Varian Semiconductor Equipment Associates Inc.	1,136,300	69,485
	Solera Holdings Inc.	1,063,758	53,720
*	MICROS Systems Inc.	1,222,979	53,701
*	Gartner Inc.	1,318,138	45,963
*	Netlogic Microsystems Inc.	925,835	44,542
*	NCR Corp.	2,388,107	40,335
*	Ariba Inc.	1,454,107	40,293
*	Cadence Design Systems Inc.	4,049,647	37,419
*	Novellus Systems Inc.	1,344,765	36,658
	Cypress Semiconductor Corp.	2,403,662	35,983
	Jack Henry & Associates Inc.	1,238,284	35,885
*	JDS Uniphase Corp.	3,417,906	34,077
	National Instruments Corp.	1,433,755	32,776
	InterDigital Inc.	682,957	31,812
*	Teradyne Inc.	2,792,423	30,745
*	Tech Data Corp.	701,099	30,309
*,^ Universal Display Corp.		614,792	29,473
*	NeuStar Inc. Class A	1,110,073	27,907
*	Parametric Technology Corp.	1,787,456	27,491
*	RF Micro Devices Inc.	4,178,038	26,489
	Diebold Inc.	933,895	25,691
*	Concur Technologies Inc.	690,196	25,689
*	WebMD Health Corp.	845,239	25,484
*	Zebra Technologies Corp.	822,636	25,452
*	Compuware Corp.	3,286,329	25,173
*	SuccessFactors Inc.	1,070,980	24,622
	DST Systems Inc.	560,055	24,547
	ADTRAN Inc.	927,253	24,535

*	Aruba Networks Inc.	1,172,513	24,517
*	Finisar Corp.	1,349,752	23,675
*	QLIK Technologies Inc.	1,092,749	23,669
*	Blackboard Inc.	528,298	23,594
*	CommVault Systems Inc.	630,021	23,349
	MercadoLibre Inc.	431,922	23,216
*	Fortinet Inc.	1,359,353	22,837
	Tellabs Inc.	5,196,959	22,295
*	CACI International Inc. Class A	430,752	21,512
*	Silicon Laboratories Inc.	636,971	21,345
*	PMC - Sierra Inc.	3,529,664	21,107
*	Wright Express Corp.	552,578	21,020
	Anixter International Inc.	442,213	20,979
*	Fairchild Semiconductor International Inc. Class A	1,921,416	20,751
*	Microsemi Corp.	1,298,436	20,749
*	Semtech Corp.	982,614	20,733
*	Hittite Microwave Corp.	425,423	20,718
	Plantronics Inc.	724,269	20,605
*	Aspen Technology Inc.	1,344,558	20,531
*	Rambus Inc.	1,462,854	20,480
*	QLogic Corp.	1,577,515	20,003
*	Viasat Inc.	597,814	19,913
*	International Rectifier Corp.	1,050,431	19,559
	Intersil Corp. Class A	1,885,943	19,406
*	Vishay Intertechnology Inc.	2,282,288	19,080
*	Cavium Inc.	692,838	18,714
	j2 Global Communications Inc.	694,071	18,671
*	IPG Photonics Corp.	426,574	18,530
*	ValueClick Inc.	1,184,795	18,435
	MAXIMUS Inc.	522,687	18,242
*	Arris Group Inc.	1,770,565	18,237
*	Itron Inc.	612,691	18,074
	Lender Processing Services Inc.	1,300,510	17,804
*	Progress Software Corp.	1,009,117	17,710
*	VistaPrint NV	647,945	17,514
*	FEI Co.	583,005	17,467
*	Ultimate Software Group Inc.	368,540	17,218
*	Convergys Corp.	1,827,113	17,138
*	SolarWinds Inc.	767,589	16,902
	Sapient Corp.	1,659,515	16,827
*	TiVo Inc.	1,795,315	16,768
*	Cymer Inc.	436,591	16,232
*	Coherent Inc.	377,379	16,212
	MKS Instruments Inc.	744,128	16,155
*	Ciena Corp.	1,434,859	16,070
	Cognex Corp.	592,111	16,052
*	Taleo Corp. Class A	618,046	15,896
*,^ Veeco Instruments Inc.		614,294	14,989
*	Quest Software Inc.	943,716	14,986
*	JDA Software Group Inc.	637,019	14,932
	Blackbaud Inc.	670,213	14,926
*	Netgear Inc.	550,790	14,260
*	Take-Two Interactive Software Inc.	1,109,502	14,113
*	CoreLogic Inc.	1,314,851	14,029
*	Cirrus Logic Inc.	947,229	13,962
*	ACI Worldwide Inc.	503,251	13,860
*	Mentor Graphics Corp.	1,437,393	13,828

*	MicroStrategy Inc. Class A	120,527	13,749
	Littelfuse Inc.	340,797	13,703
	Power Integrations Inc.	434,646	13,305
*	Monster Worldwide Inc.	1,849,816	13,282
*,^ GT Advanced Technologies Inc.		1,889,615	13,265
	Fair Isaac Corp.	599,703	13,092
*	Acxiom Corp.	1,214,444	12,922
*	Entegris Inc.	2,016,436	12,865
*	Plexus Corp.	566,375	12,811
*	Cardtronics Inc.	551,357	12,637
*	Digital River Inc.	597,166	12,379
*	TriQuint Semiconductor Inc.	2,462,738	12,363
*	RightNow Technologies Inc.	373,216	12,335
*	Omnivision Technologies Inc.	873,012	12,257
*	Synaptics Inc.	512,824	12,257
*	Cabot Microelectronics Corp.	354,171	12,180
*	Scansource Inc.	406,362	12,012
*	Benchmark Electronics Inc.	914,172	11,893
*	EchoStar Corp. Class A	521,422	11,789
*	Infinera Corp.	1,495,098	11,542
*	Integrated Device Technology Inc.	2,231,127	11,490
	Heartland Payment Systems Inc.	581,870	11,474
*,^ Sourcefire Inc.		428,247	11,460
*,^ OpenTable Inc.		248,187	11,419
	Comtech Telecommunications Corp.	401,847	11,288
*	FleetCor Technologies Inc.	422,051	11,083
	Mantech International Corp. Class A	351,197	11,021
*	Euronet Worldwide Inc.	696,514	10,963
	Syntel Inc.	252,909	10,923
*	Manhattan Associates Inc.	327,293	10,827
	Earthlink Inc.	1,656,607	10,818
*	Advent Software Inc.	511,484	10,664
*	Insight Enterprises Inc.	701,946	10,627
*	RealPage Inc.	518,582	10,605
*	Websense Inc.	601,612	10,408
*	Tyler Technologies Inc.	411,666	10,407
*	Ancestry.com Inc.	441,481	10,375
*	Bottomline Technologies Inc.	512,533	10,322
*	Spansion Inc. Class A	835,489	10,210
*	SYNNEX Corp.	383,855	10,057
*	Synchronoss Technologies Inc.	399,101	9,942
	NIC Inc.	867,456	9,932
*	Diodes Inc.	542,449	9,721
*	DealerTrack Holdings Inc.	617,493	9,676
*	Brightpoint Inc.	1,029,646	9,483
*	Rogers Corp.	240,352	9,405
*	NetSuite Inc.	348,203	9,405
*	Electronics for Imaging Inc.	697,520	9,396
*	Lattice Semiconductor Corp.	1,780,276	9,346
*	Tessera Technologies Inc.	773,044	9,230
	AVX Corp.	770,723	9,148
*	Blue Coat Systems Inc.	658,825	9,145
*,^ BroadSoft Inc.		300,987	9,135
*	Unisys Corp.	581,089	9,117
*	LogMeIn Inc.	271,875	9,029
*	Liquidity Services Inc.	273,251	8,763
*,^ Ebix Inc.		594,429	8,738

*	OSI Systems Inc.	258,154	8,653
*	Emulex Corp.	1,322,765	8,466
*	Ceva Inc.	346,930	8,434
*	Rofin-Sinar Technologies Inc.	432,297	8,300
*	Checkpoint Systems Inc.	603,660	8,198
	Opnet Technologies Inc.	233,634	8,156
*	Sanmina-SCI Corp.	1,214,241	8,111
	Brooks Automation Inc.	990,514	8,073
*,^ VirnetX Holding Corp.		523,925	7,854
*	ATMI Inc.	496,295	7,851
*	Amkor Technology Inc.	1,791,030	7,809
	Forrester Research Inc.	239,132	7,774
*	FARO Technologies Inc.	245,635	7,750
	Pegasystems Inc.	252,499	7,729
*	Kulicke & Soffa Industries Inc.	1,026,925	7,661
*	Verint Systems Inc.	288,409	7,582
	Micrel Inc.	797,727	7,554
*	TTM Technologies Inc.	787,834	7,492
*	SS&C Technologies Holdings Inc.	515,629	7,368
*	Harmonic Inc.	1,728,595	7,364
*	Maxwell Technologies Inc.	399,894	7,362
*	ExlService Holdings Inc.	329,556	7,250
*	Constant Contact Inc.	417,668	7,221
*	TNS Inc.	383,367	7,207
*	Loral Space & Communications Inc.	143,629	7,196
*	Silicon Image Inc.	1,217,045	7,144
	MTS Systems Corp.	232,191	7,114
*	Volterra Semiconductor Corp.	369,766	7,111
*	LivePerson Inc.	713,793	7,102
*	LoopNet Inc.	413,775	7,088
*	S1 Corp.	764,453	7,010
	United Online Inc.	1,334,600	6,980
*	Sonus Networks Inc.	3,133,919	6,801
*	Standard Microsystems Corp.	346,230	6,717
*,^ STEC Inc.		658,971	6,682
*,^ Power-One Inc.		1,482,347	6,671
*	CSG Systems International Inc.	516,773	6,532
*	Monotype Imaging Holdings Inc.	537,722	6,523
*	TeleTech Holdings Inc.	427,124	6,509
*	Ultratech Inc.	374,691	6,426
*	DTS Inc.	258,764	6,425
*	comScore Inc.	380,456	6,418
	Park Electrochemical Corp.	297,579	6,359
*	DG FastChannel Inc.	371,450	6,296
	EPIQ Systems Inc.	480,692	6,023
*	Newport Corp.	556,644	6,017
*	Kenexa Corp.	380,150	5,946
*	Quantum Corp.	3,240,821	5,866
	Sycamore Networks Inc.	324,583	5,859
*	Netscout Systems Inc.	511,341	5,840
	Black Box Corp.	269,068	5,745
*	Interactive Intelligence Group	211,235	5,735
*	Tekelec	935,563	5,651
*	Stratasys Inc.	302,307	5,605
*	Measurement Specialties Inc.	215,513	5,595
*	Dice Holdings Inc.	704,109	5,506
	iGate Corp.	468,924	5,411

*	Fabrinet	281,250	5,259
*	Mercury Computer Systems Inc.	454,466	5,226
*	Super Micro Computer Inc.	410,337	5,142
*	Applied Micro Circuits Corp.	954,005	5,123
*	Accelrys Inc.	841,477	5,099
*	Advanced Energy Industries Inc.	591,240	5,097
*,^ RealD Inc.		543,401	5,081
*	Electro Scientific Industries Inc.	425,871	5,064
*	Monolithic Power Systems Inc.	490,262	4,991
*	Silicon Graphics International Corp.	412,910	4,922
*	Entropic Communications Inc.	1,165,410	4,813
*	Kemet Corp.	668,605	4,781
*	Formfactor Inc.	767,070	4,779
*	Vocus Inc.	280,701	4,705
	Daktronics Inc.	534,211	4,584
*	Infospace Inc.	547,984	4,581
*	Oplink Communications Inc.	295,450	4,473
*	Intermec Inc.	685,427	4,469
*	Avid Technology Inc.	577,182	4,467
*	Ness Technologies Inc.	576,544	4,416
*	SunPower Corp. Class B	599,721	4,408
*	Powerwave Technologies Inc.	2,560,198	4,404
*	Ixia	563,048	4,319
*	IntraLinks Holdings Inc.	569,115	4,274
*	Digi International Inc.	381,638	4,198
*	Anaren Inc.	217,557	4,166
	Methode Electronics Inc.	558,017	4,146
*	IXYS Corp.	379,102	4,125
*	Photronics Inc.	818,694	4,077
*	QuinStreet Inc.	390,374	4,040
*	LTX-Credence Corp.	747,089	3,952
*	PROS Holdings Inc.	302,229	3,896
*	MIPS Technologies Inc. Class A	792,214	3,834
*	Net 1 UEPS Technologies Inc.	586,183	3,810
	Cass Information Systems Inc.	121,125	3,761
*	Internap Network Services Corp.	750,943	3,695
	CTS Corp.	442,986	3,601
*	Sigma Designs Inc.	451,585	3,540
	Electro Rent Corp.	253,987	3,508
*	Move Inc.	2,401,356	3,482
*	Imation Corp.	469,738	3,434
	Cohu Inc.	346,323	3,422
*	Actuate Corp.	614,009	3,389
*	Echelon Corp.	474,758	3,328
*	Extreme Networks	1,249,612	3,311
*	XO Group Inc.	404,216	3,302
*,^ OCZ Technology Group Inc.		680,542	3,301
*	Exar Corp.	571,584	3,264
*	SciQuest Inc.	216,288	3,231
*	Kopin Corp.	936,188	3,211
*	Virtusa Corp.	241,824	3,192
*	Rudolph Technologies Inc.	475,635	3,182
*	Perficient Inc.	428,600	3,137
*	CIBER Inc.	1,022,015	3,097
*	DemandTec Inc.	472,738	3,092
*,^ Rubicon Technology Inc.		278,577	3,045
*	Seachange International Inc.	384,057	2,957

	Marchex Inc. Class B	347,766	2,956
*	Aeroflex Holding Corp.	320,677	2,918
*	Multi-Fineline Electronix Inc.	145,902	2,909
*	Symmetricom Inc.	660,539	2,867
	RealNetworks Inc.	333,728	2,813
*	Oclaro Inc.	753,672	2,743
*	Supertex Inc.	157,872	2,731
*	Calix Inc.	342,824	2,674
*	Pericom Semiconductor Corp.	360,862	2,674
*	TeleCommunication Systems Inc. Class A	769,762	2,656
*	Cray Inc.	493,181	2,619
*	Agilysys Inc.	350,624	2,500
*	Inphi Corp.	278,010	2,438
*	Intevac Inc.	345,559	2,415
*	Envestnet Inc.	238,163	2,382
*,^ Limelight Networks Inc.		1,002,034	2,365
*	VASCO Data Security International Inc.	454,894	2,325
	ModusLink Global Solutions Inc.	665,563	2,323
*	Global Cash Access Holdings Inc.	888,387	2,274
*	ShoreTel Inc.	455,387	2,268
*	TeleNav Inc.	255,581	2,267
*,^ Echo Global Logistics Inc.		166,907	2,220
*	Anadigics Inc.	994,358	2,148
*	Aviat Networks Inc.	874,441	2,055
	Bel Fuse Inc. Class B	128,146	1,998
*,^ Travelzoo Inc.		87,109	1,916
*	Deltek Inc.	310,775	1,868
	Renaissance Learning Inc.	110,426	1,853
*	THQ Inc.	1,035,131	1,791
	Pulse Electronics Corp.	595,623	1,703
*	MaxLinear Inc.	253,869	1,640
*,^ Rosetta Stone Inc.		173,704	1,589
*	Novatel Wireless Inc.	482,461	1,457
*	NCI Inc. Class A	114,552	1,367
*	Viasystems Group Inc.	76,281	1,342
*,^ Meru Networks Inc.		146,651	1,195
*	BigBand Networks Inc.	780,700	999
*	TechTarget Inc.	139,437	796
*	Smith Micro Software Inc.	482,173	733
*	Mitel Networks Corp.	279,504	593
*	Trident Microsystems Inc.	1,070,200	557
*,^ Motricity Inc.		327,259	553
*,^ Energy Conversion Devices Inc.		796,623	422
	Bel Fuse Inc. Class A	18,616	319
*	CSR plc ADR	7,138	93
*	SunPower Corp. Class A	1	—
			3,367,991
Materials (6.1%)
	Temple-Inland Inc.	1,630,902	51,161
	Royal Gold Inc.	777,341	49,796
*	Allied Nevada Gold Corp.	1,276,178	45,700
	Aptargroup Inc.	1,014,116	45,301
	Domtar Corp.	629,047	42,882
*	WR Grace & Co.	1,106,696	36,853
	RPM International Inc.	1,967,771	36,797
	Packaging Corp. of America	1,534,936	35,764
	Compass Minerals International Inc.	494,954	33,053

* Rockwood Holdings Inc.	978,934	32,980
Carpenter Technology Corp.	662,853	29,755
* Coeur d'Alene Mines Corp.	1,351,545	28,977
Silgan Holdings Inc.	739,940	27,185
NewMarket Corp.	166,676	25,313
Cytec Industries Inc.	703,857	24,734
Cabot Corp.	990,517	24,545
* Solutia Inc.	1,835,455	23,586
Sensient Technologies Corp.	718,589	23,390
* Hecla Mining Co.	4,204,120	22,534
* AbitibiBowater Inc.	1,462,547	21,938
Olin Corp.	1,203,327	21,672
* Intrepid Potash Inc.	795,294	19,779
^ Arch Chemicals Inc.	380,578	17,857
Commercial Metals Co.	1,732,898	16,480
Balchem Corp.	435,600	16,252
PolyOne Corp.	1,406,156	15,060
Schweitzer-Mauduit International Inc.	264,129	14,757
* Chemtura Corp.	1,446,814	14,512
Buckeye Technologies Inc.	600,777	14,485
Minerals Technologies Inc.	276,398	13,618
HB Fuller Co.	742,962	13,537
Schnitzer Steel Industries Inc.	364,332	13,407
Globe Specialty Metals Inc.	910,743	13,224
* Stillwater Mining Co.	1,545,024	13,133
Innophos Holdings Inc.	325,514	12,978
Worthington Industries Inc.	898,808	12,556
* Calgon Carbon Corp.	852,197	12,417
* OM Group Inc.	467,035	12,129
* Clearwater Paper Corp.	348,264	11,834
^ AK Steel Holding Corp.	1,666,906	10,902
* RTI International Metals Inc.	456,306	10,641
Eagle Materials Inc.	634,264	10,560
Kaiser Aluminum Corp.	232,678	10,303
Westlake Chemical Corp.	300,241	10,292
* Louisiana-Pacific Corp.	1,998,114	10,190
Deltic Timber Corp.	160,665	9,588
PH Glatfelter Co.	694,894	9,180
AMCOL International Corp.	376,876	9,041
^ Texas Industries Inc.	274,195	8,703
Boise Inc.	1,645,221	8,506
Stepan Co.	122,411	8,224
* KapStone Paper and Packaging Corp.	591,867	8,221
* Century Aluminum Co.	912,043	8,154
Haynes International Inc.	184,333	8,009
^ Gold Resource Corp.	480,806	8,005
Koppers Holdings Inc.	310,732	7,958
A Schulman Inc.	464,533	7,892
* Kraton Performance Polymers Inc.	481,577	7,792
* Innospec Inc.	321,492	7,783
* LSB Industries Inc.	266,652	7,645
* Ferro Corp.	1,174,826	7,225
* US Gold Corp.	1,787,214	7,167
* Georgia Gulf Corp.	514,683	7,118
* Graphic Packaging Holding Co.	2,024,930	6,986
* Materion Corp.	295,410	6,700
Kronos Worldwide Inc.	349,119	5,614

	Quaker Chemical Corp.	191,555	4,965
*	Horsehead Holding Corp.	656,575	4,872
	Wausau Paper Corp.	702,828	4,491
	Hawkins Inc.	132,993	4,234
	Zep Inc.	281,779	4,232
	Myers Industries Inc.	399,710	4,057
	American Vanguard Corp.	333,838	3,726
*	TPC Group Inc.	182,403	3,663
*,^ Paramount Gold and Silver Corp.		1,536,254	3,626
*,^ STR Holdings Inc.		438,494	3,556
*	Mercer International Inc.	505,493	3,437
	Neenah Paper Inc.	224,085	3,178
*	Golden Minerals Co.	423,871	3,154
*	Noranda Aluminum Holding Corp.	354,802	2,963
*	Zoltek Cos. Inc.	443,150	2,849
*	AM Castle & Co.	260,361	2,848
*,^ General Moly Inc.		894,367	2,594
	Olympic Steel Inc.	140,735	2,384
*	Omnova Solutions Inc.	614,531	2,200
*	Metals USA Holdings Corp.	197,493	1,768
*	Spartech Corp.	471,048	1,507
*	United States Lime & Minerals Inc.	33,723	1,346
*	Headwaters Inc.	924,663	1,332
			1,243,312
Telecommunication Services (1.0%)
*	Level 3 Communications Inc.	25,661,584	38,236
*	tw telecom inc Class A	2,155,335	35,606
	AboveNet Inc.	332,068	17,799
*	Global Crossing Ltd.	504,255	12,057
*	PAETEC Holding Corp.	1,973,313	10,439
*	Cogent Communications Group Inc.	659,854	8,875
*	Cincinnati Bell Inc.	2,861,258	8,841
	NTELOS Holdings Corp.	476,390	8,446
	Consolidated Communications Holdings Inc.	406,815	7,343
*	Leap Wireless International Inc.	950,761	6,560
*	Vonage Holdings Corp.	2,181,392	5,672
	IDT Corp. Class B	258,009	5,263
	Atlantic Tele-Network Inc.	150,989	4,965
*	Premiere Global Services Inc.	752,794	4,833
^	Alaska Communications Systems Group Inc.	676,595	4,438
	USA Mobility Inc.	334,802	4,419
*	Neutral Tandem Inc.	447,216	4,329
*	General Communication Inc. Class A	488,778	4,008
	Shenandoah Telecommunications Co.	340,371	3,792
*	Iridium Communications Inc.	585,743	3,632
*	Cbeyond Inc.	443,489	3,131
			202,684
Utilities (4.4%)
	ITC Holdings Corp.	767,947	59,462
	Questar Corp.	2,675,529	47,384
	Westar Energy Inc.	1,711,873	45,228
	Atmos Energy Corp.	1,360,078	44,135
	Great Plains Energy Inc.	2,047,063	39,508
	Nicor Inc.	685,769	37,724
	Hawaiian Electric Industries Inc.	1,435,586	34,856
	Vectren Corp.	1,230,423	33,320

* GenOn Energy Inc.			11,616,898	32,295
Cleco Corp.			918,146	31,345
Piedmont Natural Gas Co. Inc.			1,080,925	31,228
WGL Holdings Inc.			773,553	30,223
IDACORP Inc.			748,041	28,261
Portland General Electric Co.			1,134,194	26,869
New Jersey Resources Corp.			622,867	26,515
UIL Holdings Corp.			763,508	25,142
Southwest Gas Corp.			657,946	23,798
South Jersey Industries Inc.			451,832	22,479
Avista Corp.			866,301	20,661
PNM Resources Inc.			1,246,823	20,485
Unisource Energy Corp.			550,933	19,883
El Paso Electric Co.			570,637	18,312
Allete Inc.			487,432	17,855
Northwest Natural Gas Co.			403,245	17,783
NorthWestern Corp.			548,627	17,523
Black Hills Corp.			564,752	17,304
MGE Energy Inc.			349,940	14,232
Laclede Group Inc.			322,010	12,478
Empire District Electric Co.			630,963	12,228
CH Energy Group Inc.			222,304	11,598
California Water Service Group			599,325	10,614
American States Water Co.			282,019	9,569
Otter Tail Corp.			489,317	8,954
Central Vermont Public Service Corp.			191,881	6,756
* Dynegy Inc. Class A			1,466,729	6,043
Chesapeake Utilities Corp.			143,842	5,769
SJW Corp.			211,070	4,595
^ Ormat Technologies Inc.			275,469	4,430
Unitil Corp.			165,068	4,239
Middlesex Water Co.			235,097	4,013
Connecticut Water Service Inc.			131,201	3,283
				888,379
Total Common Stocks (Cost $22,476,477)				20,141,710
	Coupon
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.6%)
[2,3] Vanguard Market Liquidity Fund	0.144%		532,908,830	532,909

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.030%	10/26/11	6,850	6,849
[4,5] Fannie Mae Discount Notes	0.045%	12/14/11	2,000	1,999
[4,5] Fannie Mae Discount Notes	0.075%	12/21/11	3,400	3,399
[4,5] Fannie Mae Discount Notes	0.025%	12/28/11	120	120
[4,5] Federal Home Loan Bank Discount Notes	0.050%	11/7/11	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.080%	11/23/11	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.040%	11/30/11	650	650
[4,5] Federal Home Loan Bank Discount Notes	0.060%	12/2/11	300	300
[4,5] Federal Home Loan Bank Discount Notes	0.040%	12/9/11	100	100
[4,5] Freddie Mac Discount Notes	0.040%	11/28/11	150	150
[4,5] Freddie Mac Discount Notes	0.050%	12/15/11	1,810	1,809
[4,5] Freddie Mac Discount Notes	0.045%	12/16/11	1,000	1,000

[4,5] Freddie Mac Discount Notes	0.080%	12/29/11	1,000	999
				19,375
Total Temporary Cash Investments (Cost $552,287)				552,284
Total Investments (102.1%) (Cost $23,028,764)				20,693,994
Other Assets and Liabilities-Net (-2.1%)[3]				(418,173)
Net Assets (100%)				20,275,821

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $357,745,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $396,234,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $19,375,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

Small-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,141,710	—	—
Temporary Cash Investments	532,909	19,375	—
Futures Contracts—Liabilities[1]	(4,828)	—	—
Total	20,669,791	19,375	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	783
Transfers out of Level 3	(783)
Balance as of September 30, 2011	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2011	2,421	155,307	(7,919)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $23,028,764,000. Net unrealized depreciation of investment securities for tax purposes was $2,334,770,000, consisting

Small-Cap Index Fund

of unrealized gains of $2,258,255,000 on securities that had risen in value since their purchase and $4,593,025,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.8%)
Foot Locker Inc.	1,288,493	25,886
Jarden Corp.	725,727	20,509
* Penn National Gaming Inc.	557,369	18,555
Service Corp. International	1,988,771	18,217
Brinker International Inc.	706,095	14,772
Rent-A-Center Inc.	530,329	14,558
Wolverine World Wide Inc.	413,426	13,746
Cinemark Holdings Inc.	714,852	13,496
Dillard's Inc. Class A	303,715	13,206
Wendy's Co.	2,799,176	12,848
* Dana Holding Corp.	1,218,186	12,791
Men's Wearhouse Inc.	407,221	10,620
* DreamWorks Animation SKG Inc. Class A	574,874	10,451
RadioShack Corp.	884,532	10,278
* Genesco Inc.	197,148	10,159
* Ascena Retail Group Inc.	359,842	9,741
Hillenbrand Inc.	522,968	9,623
Finish Line Inc. Class A	437,914	8,754
* Career Education Corp.	645,656	8,426
^ Regal Entertainment Group Class A	711,287	8,351
* Cabela's Inc.	374,178	7,667
Cracker Barrel Old Country Store Inc.	191,109	7,660
* Jack in the Box Inc.	372,424	7,419
* Carter's Inc.	239,783	7,323
Bob Evans Farms Inc.	253,142	7,220
Group 1 Automotive Inc.	199,126	7,079
* Hanesbrands Inc.	281,947	7,052
Meredith Corp.	307,610	6,964
Regis Corp.	481,791	6,788
Jones Group Inc.	728,297	6,708
* Collective Brands Inc.	512,554	6,643
DSW Inc. Class A	141,220	6,522
Scholastic Corp.	231,986	6,503
* Helen of Troy Ltd.	243,405	6,114
* New York Times Co. Class A	1,036,802	6,024
* Orient-Express Hotels Ltd. Class A	855,180	5,909
Buckle Inc.	152,444	5,863
American Greetings Corp. Class A	310,719	5,748
* Saks Inc.	619,953	5,425
MDC Holdings Inc.	315,717	5,348
Cooper Tire & Rubber Co.	490,610	5,343
International Speedway Corp. Class A	230,813	5,272
Cato Corp. Class A	232,018	5,234
* Childrens Place Retail Stores Inc.	108,305	5,039
Brunswick Corp.	353,293	4,960
* Office Depot Inc.	2,361,013	4,864
Columbia Sportswear Co.	98,196	4,556

*	Skechers U.S.A. Inc. Class A	319,634	4,484
	Ameristar Casinos Inc.	269,575	4,327
	Jakks Pacific Inc.	226,558	4,293
	Stage Stores Inc.	300,735	4,171
	Stewart Enterprises Inc. Class A	695,943	4,141
	Penske Automotive Group Inc.	251,765	4,028
	Oxford Industries Inc.	117,388	4,026
*	Ascent Capital Group Inc. Class A	101,699	3,999
*	Domino's Pizza Inc.	143,897	3,921
*	Scientific Games Corp. Class A	534,790	3,808
	Belo Corp. Class A	770,234	3,766
	Choice Hotels International Inc.	124,739	3,707
*	Meritage Homes Corp.	243,401	3,685
	Churchill Downs Inc.	90,255	3,523
*	Ruby Tuesday Inc.	487,259	3,489
*	Dorman Products Inc.	103,993	3,440
^	KB Home	580,068	3,399
	National CineMedia Inc.	230,043	3,338
	Fred's Inc. Class A	312,169	3,328
	Sonic Automotive Inc. Class A	305,688	3,298
	Drew Industries Inc.	164,698	3,291
*	La-Z-Boy Inc.	434,393	3,219
*	Quiksilver Inc.	1,033,464	3,152
	Sinclair Broadcast Group Inc. Class A	433,337	3,107
	Harte-Hanks Inc.	346,519	2,938
	Superior Industries International Inc.	189,224	2,924
*	Red Robin Gourmet Burgers Inc.	120,559	2,904
	Callaway Golf Co.	539,063	2,787
	Strayer Education Inc.	35,680	2,736
	Brown Shoe Co. Inc.	365,277	2,601
	Nutrisystem Inc.	212,794	2,577
	Ryland Group Inc.	240,758	2,564
*	DineEquity Inc.	64,093	2,467
	Barnes & Noble Inc.	200,637	2,374
*	Pinnacle Entertainment Inc.	259,266	2,354
*	Core-Mark Holding Co. Inc.	75,683	2,318
*,^ Boyd Gaming Corp.		466,828	2,287
*	Standard Pacific Corp.	906,288	2,239
*	Biglari Holdings Inc.	7,032	2,084
^	World Wrestling Entertainment Inc. Class A	229,919	2,049
*	Perry Ellis International Inc.	108,317	2,036
*	Federal-Mogul Corp.	133,854	1,974
	Standard Motor Products Inc.	150,700	1,955
*	EW Scripps Co. Class A	269,103	1,884
	Movado Group Inc.	151,939	1,851
*	Shoe Carnival Inc.	76,832	1,813
*	OfficeMax Inc.	356,198	1,728
	Marcus Corp.	172,996	1,721
*	Charming Shoppes Inc.	624,184	1,623
*,^ Talbots Inc.		589,393	1,591
*	Systemax Inc.	122,464	1,558
*	America's Car-Mart Inc.	51,841	1,504
	Stein Mart Inc.	237,010	1,481
*,^ Education Management Corp.		99,472	1,476
	Speedway Motorsports Inc.	122,129	1,475
*	American Axle & Manufacturing Holdings Inc.	193,240	1,474
*	Asbury Automotive Group Inc.	85,889	1,416

	Haverty Furniture Cos. Inc.	138,268	1,381
	Weyco Group Inc.	61,776	1,378
	Lincoln Educational Services Corp.	158,018	1,278
	CSS Industries Inc.	69,538	1,160
	PetMed Express Inc.	121,180	1,091
*,^ Corinthian Colleges Inc.		673,269	1,050
	Christopher & Banks Corp.	296,569	1,047
*	Modine Manufacturing Co.	114,678	1,039
*	Unifi Inc.	125,083	1,022
*	Lions Gate Entertainment Corp.	140,123	967
	Big 5 Sporting Goods Corp.	155,716	947
	HOT Topic Inc.	123,879	945
*	Entercom Communications Corp. Class A	177,822	934
*	M/I Homes Inc.	154,583	929
*	Journal Communications Inc. Class A	306,100	909
*	Kenneth Cole Productions Inc. Class A	81,252	872
*	Winnebago Industries Inc.	122,004	844
*,^ hhgregg Inc.		83,259	812
	Ambassadors Group Inc.	139,988	802
*,^ McClatchy Co. Class A		507,657	680
*	Beazer Homes USA Inc.	417,861	631
*	Pacific Sunwear of California Inc.	443,740	532
*	LIN TV Corp. Class A	210,001	458
*	Furniture Brands International Inc.	206,360	425
*	K-Swiss Inc. Class A	80,688	343
*	Sealy Corp.	208,897	309
*	New York & Co. Inc.	80,655	257
*,^ Hovnanian Enterprises Inc. Class A		190,350	232
*	Marine Products Corp.	61,759	211
*	Dex One Corp.	319,164	179
*	Wonder Auto Technology Inc.	59,745	57
			613,658
Consumer Staples (4.0%)
	Corn Products International Inc.	636,336	24,970
	Flowers Foods Inc.	958,210	18,647
	Ruddick Corp.	369,535	14,408
*	TreeHouse Foods Inc.	192,425	11,900
	SUPERVALU Inc.	1,771,640	11,799
	Lancaster Colony Corp.	159,898	9,755
*	Fresh Market Inc.	240,539	9,179
*	BJ's Wholesale Club Inc.	159,680	8,182
	Fresh Del Monte Produce Inc.	346,810	8,046
	Sanderson Farms Inc.	166,102	7,890
	Snyders-Lance Inc.	335,881	7,003
	Universal Corp.	192,811	6,914
	B&G Foods Inc. Class A	398,354	6,644
^	Vector Group Ltd.	361,284	6,207
	WD-40 Co.	135,223	5,387
	Andersons Inc.	146,099	4,918
*	Spectrum Brands Holdings Inc.	195,520	4,618
*	Hain Celestial Group Inc.	144,021	4,400
*,^ Central European Distribution Corp.		575,412	4,034
*	Prestige Brands Holdings Inc.	420,464	3,805
	Weis Markets Inc.	100,921	3,740
^	Cal-Maine Foods Inc.	116,759	3,670
*,^ Dole Food Co. Inc.		332,516	3,325
*	Chiquita Brands International Inc.	378,119	3,153

	Spartan Stores Inc.	189,601	2,935
*	Elizabeth Arden Inc.	101,738	2,893
*	Winn-Dixie Stores Inc.	467,262	2,766
	Nash Finch Co.	101,849	2,743
	Tootsie Roll Industries Inc.	102,369	2,469
*	Pantry Inc.	190,847	2,315
*	Central Garden and Pet Co. Class A	308,554	2,185
	Inter Parfums Inc.	139,297	2,152
*	Pilgrim's Pride Corp.	293,517	1,253
*	Revlon Inc. Class A	101,290	1,248
	Ingles Markets Inc. Class A	86,742	1,235
	Village Super Market Inc. Class A	47,222	1,130
*	Alliance One International Inc.	446,600	1,090
*	Seneca Foods Corp. Class A	52,453	1,039
*,^ Star Scientific Inc.		444,423	1,027
	Calavo Growers Inc.	48,525	996
*	Primo Water Corp.	156,402	882
	Coca-Cola Bottling Co. Consolidated	14,712	816
*	Central Garden and Pet Co.	106,121	732
*	Susser Holdings Corp.	24,714	493
	Alico Inc.	19,538	384
	Farmer Bros Co.	62,358	344
			225,721
Energy (4.5%)
	Tidewater Inc.	432,087	18,169
*	Oil States International Inc.	277,328	14,122
	SEACOR Holdings Inc.	171,454	13,752
	Bristow Group Inc.	303,213	12,865
*	Unit Corp.	340,563	12,574
*	Helix Energy Solutions Group Inc.	840,019	11,004
*	CVR Energy Inc.	477,012	10,084
	World Fuel Services Corp.	294,878	9,628
*	Cloud Peak Energy Inc.	508,220	8,614
*	Atwood Oceanics Inc.	242,819	8,343
*	Enbridge Energy Management LLC	262,908	7,227
*	Gulfmark Offshore Inc.	198,677	7,220
*	Bill Barrett Corp.	195,947	7,101
*	Global Industries Ltd.	870,508	6,895
	Berry Petroleum Co. Class A	193,523	6,847
*	SemGroup Corp. Class A	311,119	6,210
*	Energy XXI Bermuda Ltd.	279,171	5,988
*	Stone Energy Corp.	365,230	5,920
	Targa Resources Corp.	194,426	5,784
*	Swift Energy Co.	228,422	5,560
*	Hornbeck Offshore Services Inc.	193,880	4,830
	Crosstex Energy Inc.	354,560	4,780
*	Newpark Resources Inc.	754,828	4,597
*	Parker Drilling Co.	922,529	4,050
*,^ Amyris Inc.		165,331	3,346
^	Overseas Shipholding Group Inc.	242,314	3,329
*	Tetra Technologies Inc.	414,169	3,197
*	Hercules Offshore Inc.	961,027	2,806
*	McMoRan Exploration Co.	278,579	2,766
*	Energy Partners Ltd.	233,885	2,589
*	ION Geophysical Corp.	510,131	2,413
	Gulf Island Fabrication Inc.	114,077	2,359
*	Vaalco Energy Inc.	449,297	2,184

	W&T Offshore Inc.	156,342	2,151
	Penn Virginia Corp.	380,046	2,117
*	PHI Inc.	104,549	2,001
*	Western Refining Inc.	155,467	1,937
*,^ ATP Oil & Gas Corp.		249,560	1,924
*	James River Coal Co.	295,833	1,885
*	Petroquest Energy Inc.	307,922	1,694
*	Green Plains Renewable Energy Inc.	179,580	1,676
*	Vantage Drilling Co.	1,333,736	1,667
*	USEC Inc.	959,739	1,545
*	Cal Dive International Inc.	788,996	1,507
*	Triangle Petroleum Corp.	352,822	1,267
*,^ Harvest Natural Resources Inc.		135,048	1,157
*	TransAtlantic Petroleum Ltd.	1,405,212	1,152
	Delek US Holdings Inc.	96,285	1,085
*	RigNet Inc.	51,990	833
*	Oilsands Quest Inc.	3,763,694	790
*	Delta Petroleum Corp.	153,482	327
^	General Maritime Corp.	898,171	234
	Lone Pine Resources Inc.	11,770	78
			254,180
Financials (35.6%)
	Essex Property Trust Inc.	271,475	32,588
	Camden Property Trust	584,563	32,303
	Senior Housing Properties Trust	1,264,831	27,244
	BRE Properties Inc.	611,444	25,889
	Arthur J Gallagher & Co.	920,051	24,197
	Ares Capital Corp.	1,707,260	23,509
	First Niagara Financial Group Inc.	2,525,164	23,105
	Home Properties Inc.	397,486	22,561
	American Campus Communities Inc.	567,574	21,119
	National Retail Properties Inc.	784,407	21,077
	MFA Financial Inc.	2,965,371	20,817
*	American Capital Ltd.	2,937,176	20,032
	Mack-Cali Realty Corp.	724,196	19,372
	East West Bancorp Inc.	1,240,928	18,502
	Mid-America Apartment Communities Inc.	305,676	18,408
	BioMed Realty Trust Inc.	1,096,525	18,169
	Waddell & Reed Financial Inc. Class A	717,497	17,945
	Hancock Holding Co.	666,930	17,860
	Erie Indemnity Co. Class A	246,730	17,562
	ProAssurance Corp.	242,140	17,439
	Highwoods Properties Inc.	599,201	16,933
	Douglas Emmett Inc.	985,879	16,859
	Allied World Assurance Co. Holdings AG	299,978	16,112
	Hatteras Financial Corp.	622,607	15,665
	Washington REIT	550,289	15,507
	Kilroy Realty Corp.	486,865	15,239
	Entertainment Properties Trust	388,065	15,127
	Alleghany Corp.	52,194	15,058
	Bank of Hawaii Corp.	397,226	14,459
	Post Properties Inc.	415,130	14,422
	Apartment Investment & Management Co.	647,038	14,312
	Valley National Bancorp	1,345,958	14,254
	Invesco Mortgage Capital Inc.	964,443	13,628
	LaSalle Hotel Properties	708,704	13,607
	Aspen Insurance Holdings Ltd.	589,686	13,586

	Omega Healthcare Investors Inc.	846,296	13,481
	Associated Banc-Corp	1,447,102	13,458
	Hanover Insurance Group Inc.	377,735	13,410
	Starwood Property Trust Inc.	778,316	13,356
	CBL & Associates Properties Inc.	1,173,546	13,331
	DDR Corp.	1,198,050	13,059
	CommonWealth REIT	685,913	13,012
	Corporate Office Properties Trust	593,708	12,931
*	Popular Inc.	8,541,280	12,812
	Fulton Financial Corp.	1,662,523	12,718
	Apollo Investment Corp.	1,632,517	12,277
	Prosperity Bancshares Inc.	370,650	12,113
	Colonial Properties Trust	660,522	11,995
	Washington Federal Inc.	925,058	11,785
	Alterra Capital Holdings Ltd.	614,594	11,659
	TCF Financial Corp.	1,258,268	11,526
*	CNO Financial Group Inc.	2,098,428	11,352
	First American Financial Corp.	873,768	11,184
	Protective Life Corp.	715,219	11,179
*	Stifel Financial Corp.	418,900	11,126
	Iberiabank Corp.	224,264	10,554
	Potlatch Corp.	334,447	10,542
	Northwest Bancshares Inc.	883,525	10,523
	StanCorp Financial Group Inc.	376,638	10,384
	Endurance Specialty Holdings Ltd.	303,578	10,367
	FirstMerit Corp.	909,820	10,336
	Kemper Corp.	427,906	10,253
	Healthcare Realty Trust Inc.	605,865	10,209
	RLI Corp.	158,093	10,052
	Two Harbors Investment Corp.	1,122,713	9,914
	DiamondRock Hospitality Co.	1,394,014	9,744
*	Knight Capital Group Inc. Class A	794,066	9,656
	Platinum Underwriters Holdings Ltd.	310,340	9,543
	Equity Lifestyle Properties Inc.	151,232	9,482
	Webster Financial Corp.	619,517	9,479
	Janus Capital Group Inc.	1,550,705	9,304
*	Howard Hughes Corp.	220,535	9,285
	Westamerica Bancorporation	240,425	9,213
	Trustmark Corp.	507,245	9,206
	Montpelier Re Holdings Ltd.	519,282	9,181
*,^ MBIA Inc.		1,253,790	9,115
	FNB Corp.	1,050,378	9,002
	Brandywine Realty Trust	1,122,923	8,995
	Delphi Financial Group Inc.	409,453	8,811
	Mercury General Corp.	228,671	8,770
	UMB Financial Corp.	270,700	8,684
*	SVB Financial Group	232,206	8,592
	Sovran Self Storage Inc.	231,070	8,589
	EastGroup Properties Inc.	225,025	8,582
	Umpqua Holdings Corp.	956,601	8,409
	Equity One Inc.	526,584	8,352
*	Ocwen Financial Corp.	631,718	8,345
	Medical Properties Trust Inc.	931,938	8,341
^	CYS Investments Inc.	687,656	8,314
	National Health Investors Inc.	196,468	8,277
	Cash America International Inc.	159,111	8,140
	CapitalSource Inc.	1,281,809	7,870

United Bankshares Inc.	377,359	7,581
^ Prospect Capital Corp.	899,135	7,562
Wintrust Financial Corp.	291,695	7,529
National Penn Bancshares Inc.	1,073,330	7,524
* PHH Corp.	467,113	7,511
Capstead Mortgage Corp.	644,279	7,435
* E*Trade Financial Corp.	815,338	7,428
Argo Group International Holdings Ltd.	260,607	7,393
Old National Bancorp	790,740	7,370
Primerica Inc.	339,278	7,315
Redwood Trust Inc.	652,145	7,284
Lexington Realty Trust	1,102,400	7,210
Anworth Mortgage Asset Corp.	1,053,897	7,166
Cathay General Bancorp	623,788	7,099
* Enstar Group Ltd.	74,219	7,068
Synovus Financial Corp.	6,566,222	7,026
Franklin Street Properties Corp.	611,775	6,919
Government Properties Income Trust	314,430	6,763
First Financial Bancorp	484,621	6,688
Community Bank System Inc.	292,301	6,632
LTC Properties Inc.	252,731	6,399
Greenhill & Co. Inc.	223,002	6,376
Acadia Realty Trust	337,272	6,307
MB Financial Inc.	427,796	6,297
First Citizens BancShares Inc. Class A	43,797	6,287
Harleysville Group Inc.	101,294	5,962
International Bancshares Corp.	452,464	5,950
Susquehanna Bancshares Inc.	1,084,630	5,933
Glimcher Realty Trust	833,505	5,901
Selective Insurance Group Inc.	450,597	5,880
Solar Capital Ltd.	288,632	5,810
Oritani Financial Corp.	446,797	5,746
Astoria Financial Corp.	739,519	5,687
* MF Global Holdings Ltd.	1,366,462	5,643
Symetra Financial Corp.	690,825	5,630
Glacier Bancorp Inc.	600,563	5,627
Fifth Street Finance Corp.	600,524	5,597
* Sunstone Hotel Investors Inc.	983,128	5,594
BancorpSouth Inc.	626,948	5,505
^ First Financial Bankshares Inc.	209,812	5,489
CVB Financial Corp.	708,389	5,448
Infinity Property & Casualty Corp.	103,674	5,441
^ Park National Corp.	102,776	5,435
CreXus Investment Corp.	606,296	5,384
NBT Bancorp Inc.	288,496	5,372
Inland Real Estate Corp.	734,946	5,365
Associated Estates Realty Corp.	346,053	5,350
First Potomac Realty Trust	417,442	5,205
Education Realty Trust Inc.	603,945	5,188
DuPont Fabros Technology Inc.	254,321	5,008
* Navigators Group Inc.	115,870	5,006
Amtrust Financial Services Inc.	224,198	4,991
Walter Investment Management Corp.	215,514	4,942
Interactive Brokers Group Inc.	352,186	4,906
Tower Group Inc.	214,391	4,901
Provident Financial Services Inc.	451,169	4,850
* World Acceptance Corp.	85,939	4,808

	Investors Real Estate Trust	664,534	4,785
	Bank of the Ozarks Inc.	228,374	4,780
	Columbia Banking System Inc.	328,001	4,697
	American National Insurance Co.	67,084	4,646
	Nelnet Inc. Class A	246,586	4,631
	Cohen & Steers Inc.	160,031	4,601
	Cousins Properties Inc.	780,183	4,564
	First Midwest Bancorp Inc.	618,550	4,528
	DCT Industrial Trust Inc.	1,026,733	4,507
	Hersha Hospitality Trust Class A	1,273,999	4,408
*,^ St. Joe Co.		288,283	4,321
	BlackRock Kelso Capital Corp.	577,708	4,217
	American Equity Investment Life Holding Co.	470,736	4,119
	Employers Holdings Inc.	320,778	4,093
*	Forest City Enterprises Inc. Class A	383,009	4,083
	Safety Insurance Group Inc.	106,933	4,045
	Home Bancshares Inc.	190,579	4,044
	PrivateBancorp Inc. Class A	537,133	4,039
*	iStar Financial Inc.	693,040	4,033
*	National Financial Partners Corp.	364,455	3,987
^	ARMOUR Residential REIT Inc.	558,268	3,796
	Horace Mann Educators Corp.	332,644	3,795
	Brookline Bancorp Inc.	492,242	3,795
	S&T Bancorp Inc.	234,121	3,783
	Flagstone Reinsurance Holdings SA	488,068	3,783
	Meadowbrook Insurance Group Inc.	421,358	3,754
	PennyMac Mortgage Investment Trust	231,237	3,677
	Independent Bank Corp.	168,689	3,667
	WesBanco Inc.	211,563	3,662
	Oriental Financial Group Inc.	376,961	3,645
	BGC Partners Inc. Class A	601,387	3,626
	Colony Financial Inc.	274,121	3,542
	Chemical Financial Corp.	229,774	3,518
	PacWest Bancorp	251,016	3,499
*	Pico Holdings Inc.	170,231	3,491
	Newcastle Investment Corp.	848,082	3,452
	City Holding Co.	126,832	3,423
*	Investment Technology Group Inc.	348,007	3,407
	Pennsylvania REIT	440,059	3,402
	Trustco Bank Corp. NY	761,319	3,395
*	Greenlight Capital Re Ltd. Class A	163,585	3,393
	PennantPark Investment Corp.	379,617	3,386
	Boston Private Financial Holdings Inc.	575,801	3,386
	Universal Health Realty Income Trust	100,645	3,383
*	Western Alliance Bancorp	615,410	3,372
	Maiden Holdings Ltd.	452,877	3,347
	ViewPoint Financial Group	291,587	3,339
	FBL Financial Group Inc. Class A	124,802	3,322
	United Fire & Casualty Co.	186,372	3,297
	First Commonwealth Financial Corp.	873,540	3,232
*	Sterling Financial Corp.	259,273	3,210
	Ashford Hospitality Trust Inc.	453,097	3,181
	Getty Realty Corp.	219,670	3,168
	Hercules Technology Growth Capital Inc.	364,814	3,108
	Chesapeake Lodging Trust	254,473	3,071
	Advance America Cash Advance Centers Inc.	416,360	3,064
	Berkshire Hills Bancorp Inc.	162,258	2,997

Sandy Spring Bancorp Inc.	201,319	2,945
SCBT Financial Corp.	116,389	2,872
* AMERISAFE Inc.	154,408	2,843
* MGIC Investment Corp.	1,511,646	2,827
Resource Capital Corp.	563,525	2,818
Campus Crest Communities Inc.	255,602	2,781
* Piper Jaffray Cos.	154,190	2,765
* FPIC Insurance Group Inc.	65,966	2,760
* First Industrial Realty Trust Inc.	343,644	2,749
National Western Life Insurance Co. Class A	20,062	2,718
Simmons First National Corp. Class A	123,107	2,671
Flushing Financial Corp.	247,313	2,671
First Busey Corp.	613,040	2,667
Renasant Corp.	208,417	2,653
Lakeland Financial Corp.	127,853	2,641
Tompkins Financial Corp.	73,102	2,616
Ramco-Gershenson Properties Trust	316,269	2,593
NorthStar Realty Finance Corp.	779,589	2,573
1st Source Corp.	122,090	2,543
MCG Capital Corp.	641,165	2,539
Community Trust Bancorp Inc.	108,812	2,534
Dime Community Bancshares Inc.	246,494	2,497
GFI Group Inc.	610,777	2,455
First Financial Corp.	88,218	2,427
Rockville Financial Inc.	246,807	2,340
Southside Bancshares Inc.	129,803	2,338
OneBeacon Insurance Group Ltd. Class A	170,974	2,332
* Citizens Republic Bancorp Inc.	332,703	2,302
^ TowneBank	199,784	2,272
Washington Trust Bancorp Inc.	114,425	2,263
Artio Global Investors Inc. Class A	279,088	2,222
Saul Centers Inc.	65,248	2,206
Urstadt Biddle Properties Inc. Class A	132,485	2,116
Northfield Bancorp Inc.	159,668	2,114
Winthrop Realty Trust	242,086	2,104
Hudson Valley Holding Corp.	118,452	2,065
Arrow Financial Corp.	91,683	2,040
SY Bancorp Inc.	109,113	2,032
Parkway Properties Inc.	183,901	2,025
MVC Capital Inc.	191,157	2,001
* Global Indemnity plc	114,781	1,960
Hudson Pacific Properties Inc.	167,740	1,951
CapLease Inc.	537,004	1,939
Retail Opportunity Investments Corp.	174,705	1,936
Bancfirst Corp.	57,999	1,923
StellarOne Corp.	190,764	1,898
Union First Market Bankshares Corp.	174,234	1,868
Capital Southwest Corp.	25,020	1,851
Kite Realty Group Trust	505,301	1,849
Sterling Bancorp	254,270	1,846
WSFS Financial Corp.	56,981	1,799
Univest Corp. of Pennsylvania	132,644	1,768
Provident New York Bancorp	302,094	1,758
State Auto Financial Corp.	133,371	1,754
* Strategic Hotels & Resorts Inc.	399,567	1,722
Camden National Corp.	61,133	1,665
* Hilltop Holdings Inc.	230,550	1,662

United Financial Bancorp Inc.	121,294	1,661
Calamos Asset Management Inc. Class A	165,642	1,658
Territorial Bancorp Inc.	85,953	1,646
* eHealth Inc.	120,001	1,639
* Forestar Group Inc.	148,678	1,622
* Walker & Dunlop Inc.	137,643	1,599
Radian Group Inc.	723,932	1,585
Westwood Holdings Group Inc.	45,791	1,582
Golub Capital BDC Inc.	105,920	1,573
Evercore Partners Inc. Class A	67,701	1,544
Republic Bancorp Inc. Class A	85,041	1,506
Lakeland Bancorp Inc.	190,333	1,488
* Pinnacle Financial Partners Inc.	135,054	1,477
Cedar Shopping Centers Inc.	470,281	1,463
Westfield Financial Inc.	213,812	1,409
Baldwin & Lyons Inc.	65,896	1,408
* United Community Banks Inc.	165,574	1,406
KBW Inc.	101,182	1,395
Trico Bancshares	112,535	1,381
Heartland Financial USA Inc.	96,728	1,372
Stewart Information Services Corp.	152,681	1,350
* Wilshire Bancorp Inc.	491,440	1,347
Oppenheimer Holdings Inc. Class A	83,254	1,335
First Interstate Bancsystem Inc.	123,478	1,322
Presidential Life Corp.	159,875	1,314
Great Southern Bancorp Inc.	78,022	1,309
First Community Bancshares Inc.	126,144	1,287
First Bancorp	127,034	1,275
SeaBright Holdings Inc.	176,477	1,271
National Interstate Corp.	56,884	1,250
CoBiz Financial Inc.	278,566	1,245
Consolidated-Tomoka Land Co.	45,735	1,201
* Phoenix Cos. Inc.	974,497	1,189
Kansas City Life Insurance Co.	38,500	1,188
* Nara Bancorp Inc.	194,495	1,181
SWS Group Inc.	246,711	1,157
BankFinancial Corp.	159,393	1,058
* Citizens Inc.	163,294	1,047
Home Federal Bancorp Inc.	126,846	992
Cardinal Financial Corp.	114,766	989
Cogdell Spencer Inc.	260,057	980
Bank Mutual Corp.	365,669	954
* FBR & Co.	393,640	937
* Meridian Interstate Bancorp Inc.	84,957	927
Ames National Corp.	58,530	915
* Flagstar Bancorp Inc.	1,851,855	907
Capital City Bank Group Inc.	86,664	901
GAMCO Investors Inc.	21,768	857
EMC Insurance Group Inc.	43,729	805
Donegal Group Inc. Class A	66,826	805
* FelCor Lodging Trust Inc.	339,070	790
Universal Insurance Holdings Inc.	198,487	764
* NewStar Financial Inc.	74,054	692
Suffolk Bancorp	81,185	675
* Southwest Bancorp Inc.	155,361	656
Urstadt Biddle Properties Inc.	41,528	644
* Avatar Holdings Inc.	68,853	563

	First Financial Holdings Inc.	131,764	528
	Roma Financial Corp.	64,114	523
^	Life Partners Holdings Inc.	79,124	479
*	Gleacher & Co. Inc.	352,060	419
*	Hampton Roads Bankshares Inc.	82,444	387
*	First Marblehead Corp.	333,816	340
	THL Credit Inc.	29,633	324
*	PMI Group Inc.	1,288,545	258
*,^ Penson Worldwide Inc.		168,898	245
	Pzena Investment Management Inc. Class A	72,260	237
*	Asset Acceptance Capital Corp.	46,719	157
			2,021,333
Health Care (6.4%)
	Cooper Cos. Inc.	384,971	30,470
*	Pharmasset Inc.	309,260	25,474
*	Mednax Inc.	400,666	25,098
	Teleflex Inc.	335,501	18,040
	PerkinElmer Inc.	939,024	18,039
*	Health Net Inc.	753,643	17,869
*	LifePoint Hospitals Inc.	437,176	16,018
	Owens & Minor Inc.	529,890	15,091
*	Health Management Associates Inc. Class A	2,102,459	14,549
	STERIS Corp.	493,101	14,433
*	WellCare Health Plans Inc.	354,960	13,481
*	Magellan Health Services Inc.	267,186	12,905
	Hill-Rom Holdings Inc.	342,375	10,278
*	Centene Corp.	270,517	7,756
*	Healthspring Inc.	187,646	6,842
	PDL BioPharma Inc.	1,168,414	6,485
*	Amsurg Corp. Class A	261,972	5,894
*	Wright Medical Group Inc.	327,535	5,856
	Computer Programs & Systems Inc.	87,047	5,758
	Invacare Corp.	244,005	5,622
*	CONMED Corp.	235,867	5,427
	Analogic Corp.	104,467	4,744
*	Kindred Healthcare Inc.	435,035	3,750
*	Amedisys Inc.	245,848	3,644
	Meridian Bioscience Inc.	222,880	3,508
*	PharMerica Corp.	244,557	3,490
*	Select Medical Holdings Corp.	449,596	2,999
*	Triple-S Management Corp. Class B	167,398	2,804
*	Healthways Inc.	284,829	2,800
*	Affymetrix Inc.	561,303	2,750
*	Angiodynamics Inc.	209,114	2,748
*	ExamWorks Group Inc.	258,388	2,630
	Ensign Group Inc.	113,457	2,622
	Landauer Inc.	51,226	2,538
*	Greatbatch Inc.	126,605	2,533
*	Immunogen Inc.	220,687	2,419
	National Healthcare Corp.	67,995	2,196
*	Medcath Corp.	152,233	2,113
	Assisted Living Concepts Inc. Class A	166,209	2,106
*	Vivus Inc.	239,515	1,933
	Universal American Corp.	184,613	1,857
*	Optimer Pharmaceuticals Inc.	126,871	1,756
*	Emergent Biosolutions Inc.	101,986	1,574
*	Merge Healthcare Inc.	224,852	1,369

*	Gentiva Health Services Inc.	235,523	1,300
*	Kensey Nash Corp.	44,118	1,081
*	Micromet Inc.	213,800	1,026
*	Enzon Pharmaceuticals Inc.	140,492	989
*	Cross Country Healthcare Inc.	231,936	970
*	MedQuist Holdings Inc.	122,888	929
*,^ Savient Pharmaceuticals Inc.		209,066	857
*	SurModics Inc.	90,406	823
*	Geron Corp.	379,784	805
*,^ Complete Genomics Inc.		130,522	766
*,^ Unilife Corp.		173,576	729
*	Lexicon Pharmaceuticals Inc.	781,247	719
*	Alnylam Pharmaceuticals Inc.	105,556	694
*	Novavax Inc.	417,529	672
*	Arena Pharmaceuticals Inc.	425,336	617
*	Skilled Healthcare Group Inc.	166,315	600
*	Metabolix Inc.	131,313	575
*	Achillion Pharmaceuticals Inc.	119,375	563
*	Sun Healthcare Group Inc.	198,686	536
*	XenoPort Inc.	90,279	533
*	Progenics Pharmaceuticals Inc.	90,484	519
*	Albany Molecular Research Inc.	176,908	499
	Pain Therapeutics Inc.	104,575	498
*	RTI Biologics Inc.	149,180	491
*	Palomar Medical Technologies Inc.	53,680	423
*	Dyax Corp.	279,647	352
*	SIGA Technologies Inc.	105,248	344
*,^ Biotime Inc.		71,045	313
*	BioMimetic Therapeutics Inc.	62,335	206
*	Sucampo Pharmaceuticals Inc. Class A	28,072	105
*	Alliance HealthCare Services Inc.	71,030	81
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
			361,942
Industrials (13.3%)
*	BE Aerospace Inc.	858,820	28,436
	Snap-on Inc.	460,427	20,443
	Lincoln Electric Holdings Inc.	668,394	19,390
*	Alaska Air Group Inc.	298,365	16,795
	Carlisle Cos. Inc.	510,018	16,259
	Triumph Group Inc.	326,731	15,925
	Regal-Beloit Corp.	322,493	14,635
	Trinity Industries Inc.	666,047	14,260
	Crane Co.	388,651	13,871
*	WABCO Holdings Inc.	365,286	13,830
*	Esterline Technologies Corp.	253,769	13,155
	Alexander & Baldwin Inc.	345,007	12,603
	Mueller Industries Inc.	316,053	12,196
*	WESCO International Inc.	359,390	12,058
*	EMCOR Group Inc.	556,751	11,319
	Kennametal Inc.	340,550	11,150
	Brady Corp. Class A	409,942	10,835
	GATX Corp.	349,131	10,820
*	Moog Inc. Class A	328,077	10,702
	Curtiss-Wright Corp.	367,315	10,590
	AO Smith Corp.	322,738	10,337
*	General Cable Corp.	436,079	10,182
	Con-way Inc.	459,846	10,176

Belden Inc.	394,403	10,172
* Geo Group Inc.	538,646	9,997
Lennox International Inc.	377,417	9,730
* Huntington Ingalls Industries Inc.	385,891	9,389
Brink's Co.	389,169	9,072
* JetBlue Airways Corp.	2,091,176	8,574
* EnerSys	417,149	8,351
* GrafTech International Ltd.	631,488	8,020
ABM Industries Inc.	420,139	8,008
Deluxe Corp.	429,236	7,984
Mine Safety Appliances Co.	289,607	7,808
Kaydon Corp.	271,398	7,784
Macquarie Infrastructure Co. LLC	343,439	7,707
Werner Enterprises Inc.	364,031	7,583
* US Airways Group Inc.	1,353,674	7,445
* Atlas Air Worldwide Holdings Inc.	218,764	7,283
Valmont Industries Inc.	93,405	7,280
HNI Corp.	374,014	7,155
* Teledyne Technologies Inc.	145,372	7,103
Acuity Brands Inc.	180,225	6,495
* Hexcel Corp.	285,436	6,325
Ameron International Corp.	72,206	6,133
Watts Water Technologies Inc. Class A	226,624	6,040
Robbins & Myers Inc.	170,861	5,931
Armstrong World Industries Inc.	170,073	5,857
CLARCOR Inc.	139,786	5,784
Briggs & Stratton Corp.	421,124	5,689
Unifirst Corp.	124,611	5,644
Granite Construction Inc.	291,742	5,476
Simpson Manufacturing Co. Inc.	217,817	5,430
* Ceradyne Inc.	197,375	5,307
Skywest Inc.	440,417	5,069
Aircastle Ltd.	509,803	4,853
McGrath Rentcorp	192,727	4,585
* Dycom Industries Inc.	283,515	4,338
* Swift Transportation Co.	664,174	4,277
* Generac Holdings Inc.	225,211	4,236
* Oshkosh Corp.	265,663	4,182
TAL International Group Inc.	167,388	4,175
* Amerco Inc.	65,517	4,092
* Navigant Consulting Inc.	431,569	4,001
G&K Services Inc. Class A	156,419	3,995
CIRCOR International Inc.	129,055	3,790
Watsco Inc.	74,056	3,784
* Layne Christensen Co.	163,089	3,767
Barnes Group Inc.	193,259	3,720
* Griffon Corp.	441,880	3,615
* Interline Brands Inc.	276,713	3,561
Universal Forest Products Inc.	145,821	3,507
Manitowoc Co. Inc.	520,501	3,493
Quanex Building Products Corp.	315,468	3,454
Kaman Corp.	120,610	3,359
Arkansas Best Corp.	201,247	3,250
Mueller Water Products Inc. Class A	1,295,561	3,213
Encore Wire Corp.	155,614	3,203
* Consolidated Graphics Inc.	82,845	3,026
Tutor Perini Corp.	255,069	2,931

*	AMR Corp.	977,482	2,893
	Interface Inc. Class A	242,839	2,880
	Kelly Services Inc. Class A	250,465	2,855
	Ennis Inc.	217,068	2,835
	Albany International Corp.	151,857	2,771
	NACCO Industries Inc. Class A	42,280	2,681
	Comfort Systems USA Inc.	317,132	2,639
	AZZ Inc.	67,917	2,633
	Cascade Corp.	78,040	2,606
	Primoris Services Corp.	235,142	2,460
	Heidrick & Struggles International Inc.	146,802	2,415
	US Ecology Inc.	153,379	2,373
*	Korn/Ferry International	194,170	2,367
*	EnergySolutions Inc.	667,339	2,356
	Federal Signal Corp.	517,907	2,289
*	Force Protection Inc.	588,615	2,266
*	TrueBlue Inc.	184,736	2,093
*,^ Genco Shipping & Trading Ltd.		265,088	2,070
*,^ USG Corp.		301,785	2,031
	Apogee Enterprises Inc.	235,810	2,026
*	Air Transport Services Group Inc.	457,487	1,981
	AAR Corp.	115,672	1,928
	Douglas Dynamics Inc.	146,529	1,873
*	Gibraltar Industries Inc.	228,827	1,858
*	CRA International Inc.	91,038	1,822
	Tredegar Corp.	121,811	1,806
*	Wabash National Corp.	372,479	1,777
	National Presto Industries Inc.	20,105	1,747
*	Hawaiian Holdings Inc.	399,637	1,682
*	Columbus McKinnon Corp.	152,820	1,675
*	Team Inc.	76,281	1,600
*	Northwest Pipe Co.	77,798	1,578
*	Roadrunner Transportation Systems Inc.	113,937	1,563
*	M&F Worldwide Corp.	62,431	1,537
*	Accuride Corp.	295,138	1,511
*	Sterling Construction Co. Inc.	129,196	1,443
	Viad Corp.	84,814	1,440
*	ACCO Brands Corp.	299,124	1,427
*	Metalico Inc.	356,903	1,392
*	Michael Baker Corp.	68,775	1,316
*	Orion Marine Group Inc.	225,170	1,299
	Schawk Inc. Class A	128,883	1,272
	Ducommun Inc.	82,997	1,243
	Ampco-Pittsburgh Corp.	60,293	1,233
	Great Lakes Dredge & Dock Corp.	301,400	1,227
	CDI Corp.	112,081	1,197
*	CBIZ Inc.	178,903	1,179
*	Greenbrier Cos. Inc.	98,109	1,143
	SeaCube Container Leasing Ltd.	91,707	1,112
*	Dolan Co.	121,427	1,092
	Kimball International Inc. Class B	217,836	1,059
*	Republic Airways Holdings Inc.	370,478	1,048
	Preformed Line Products Co.	22,787	1,044
*	RailAmerica Inc.	72,768	948
	American Woodmark Corp.	77,890	943
*	FreightCar America Inc.	65,380	942
*,^ Eagle Bulk Shipping Inc.		523,704	822

* American Railcar Industries Inc.	44,687	687
Baltic Trading Ltd.	139,599	649
* Tecumseh Products Co. Class A	86,450	630
Houston Wire & Cable Co.	49,054	564
* American Superconductor Corp.	141,635	557
Universal Truckload Services Inc.	34,871	453
* Hill International Inc.	72,802	341
* Patriot Transportation Holding Inc.	16,598	335
* Tecumseh Products Co. Class B	25,897	184
		751,697
Information Technology (9.3%)
* NCR Corp.	1,320,766	22,308
* Novellus Systems Inc.	743,730	20,274
* Tech Data Corp.	387,811	16,765
* RF Micro Devices Inc.	2,305,594	14,617
Diebold Inc.	516,493	14,209
Cypress Semiconductor Corp.	864,069	12,935
Tellabs Inc.	2,874,332	12,331
* CACI International Inc. Class A	238,217	11,897
* Fairchild Semiconductor International Inc. Class A	1,062,716	11,477
* International Rectifier Corp.	583,166	10,859
Intersil Corp. Class A	1,043,224	10,735
* Vishay Intertechnology Inc.	1,266,326	10,586
* Arris Group Inc.	979,342	10,087
* Convergys Corp.	1,010,506	9,479
* Compuware Corp.	1,188,793	9,106
MKS Instruments Inc.	413,537	8,978
* Coherent Inc.	208,697	8,966
* JDA Software Group Inc.	352,260	8,257
* Take-Two Interactive Software Inc.	613,624	7,805
* CoreLogic Inc.	727,185	7,759
* Mentor Graphics Corp.	795,062	7,648
Littelfuse Inc.	188,587	7,583
* PMC - Sierra Inc.	1,265,244	7,566
Fair Isaac Corp.	331,670	7,240
* Entegris Inc.	1,114,232	7,109
* Plexus Corp.	313,266	7,086
DST Systems Inc.	154,847	6,787
* Benchmark Electronics Inc.	505,641	6,578
* EchoStar Corp. Class A	288,385	6,520
Lender Processing Services Inc.	467,523	6,400
Comtech Telecommunications Corp.	222,242	6,243
* FleetCor Technologies Inc.	233,526	6,132
Earthlink Inc.	916,293	5,983
* Aspen Technology Inc.	370,717	5,661
* Spansion Inc. Class A	462,074	5,647
* SYNNEX Corp.	212,038	5,555
* Viasat Inc.	165,346	5,508
* Brightpoint Inc.	567,087	5,223
* Electronics for Imaging Inc.	385,383	5,191
AVX Corp.	426,698	5,065
* Emulex Corp.	732,435	4,688
* Sanmina-SCI Corp.	670,413	4,478
Brooks Automation Inc.	547,087	4,459
Cognex Corp.	163,687	4,438
* Omnivision Technologies Inc.	313,910	4,407
* ATMI Inc.	274,513	4,343

* Amkor Technology Inc.	990,259	4,318
* Kulicke & Soffa Industries Inc.	567,446	4,233
* Semtech Corp.	190,205	4,013
MTS Systems Corp.	128,403	3,934
United Online Inc.	738,185	3,861
* Insight Enterprises Inc.	252,263	3,819
Park Electrochemical Corp.	164,422	3,514
* Rogers Corp.	86,265	3,376
* Lattice Semiconductor Corp.	638,194	3,351
* Newport Corp.	306,283	3,311
* TiVo Inc.	347,574	3,246
Black Box Corp.	148,815	3,177
* Integrated Device Technology Inc.	616,914	3,177
* Tekelec	517,310	3,125
* Advanced Energy Industries Inc.	326,548	2,815
* Electro Scientific Industries Inc.	235,995	2,806
* Netgear Inc.	106,026	2,745
* Kemet Corp.	369,567	2,642
* Infospace Inc.	302,434	2,528
* Oplink Communications Inc.	163,464	2,475
* Ness Technologies Inc.	316,213	2,422
Methode Electronics Inc.	308,206	2,290
* Photronics Inc.	453,305	2,257
* LTX-Credence Corp.	411,343	2,176
* Net 1 UEPS Technologies Inc.	322,386	2,096
CTS Corp.	242,657	1,973
Electro Rent Corp.	140,724	1,943
* Silicon Image Inc.	327,517	1,923
* Imation Corp.	257,311	1,881
* DealerTrack Holdings Inc.	119,797	1,877
Cohu Inc.	189,655	1,874
* Exar Corp.	316,902	1,810
* SciQuest Inc.	119,157	1,780
* Rudolph Technologies Inc.	262,982	1,759
* Formfactor Inc.	276,136	1,720
Marchex Inc. Class B	192,379	1,635
* Aeroflex Holding Corp.	177,975	1,620
Sycamore Networks Inc.	89,373	1,613
* Avid Technology Inc.	207,852	1,609
* Symmetricom Inc.	364,017	1,580
RealNetworks Inc.	184,709	1,557
* Supertex Inc.	87,317	1,511
* Anaren Inc.	77,527	1,485
* TTM Technologies Inc.	152,844	1,454
* TNS Inc.	77,028	1,448
* Agilysys Inc.	191,410	1,365
* Inphi Corp.	153,759	1,348
* Intevac Inc.	188,922	1,321
ModusLink Global Solutions Inc.	367,478	1,282
* Global Cash Access Holdings Inc.	485,164	1,242
* Extreme Networks	443,691	1,176
* Aviat Networks Inc.	479,895	1,128
Bel Fuse Inc. Class B	66,028	1,029
* SunPower Corp. Class B	139,428	1,025
* THQ Inc.	568,998	984
* Sigma Designs Inc.	124,815	979
* Pericom Semiconductor Corp.	129,282	958

*	Silicon Graphics International Corp.	80,244	956
*	Move Inc.	464,255	673
*	TeleNav Inc.	70,603	626
	Pulse Electronics Corp.	214,899	615
*	CIBER Inc.	197,661	599
	Renaissance Learning Inc.	31,219	524
*	Deltek Inc.	85,410	513
*	TechTarget Inc.	75,273	430
*	BigBand Networks Inc.	287,534	368
*	Mitel Networks Corp.	153,313	325
*	Trident Microsystems Inc.	603,976	314
*	Viasystems Group Inc.	15,122	266
	Bel Fuse Inc. Class A	14,237	244
*,^ Energy Conversion Devices Inc.		219,549	116
*	CSR plc ADR	1,939	25
			525,158
Materials (7.6%)
	Temple-Inland Inc.	903,606	28,346
	Aptargroup Inc.	559,760	25,005
	Domtar Corp.	347,940	23,719
	RPM International Inc.	1,086,752	20,322
	Packaging Corp. of America	848,946	19,781
	Compass Minerals International Inc.	274,244	18,314
	Carpenter Technology Corp.	367,726	16,507
*	Coeur d'Alene Mines Corp.	745,785	15,990
	Royal Gold Inc.	214,952	13,770
	Cytec Industries Inc.	389,274	13,679
	Cabot Corp.	546,719	13,548
	Sensient Technologies Corp.	396,432	12,904
*	AbitibiBowater Inc.	811,043	12,166
	Arch Chemicals Inc.	211,877	9,941
	Commercial Metals Co.	961,397	9,143
*	Hecla Mining Co.	1,517,043	8,131
*	Chemtura Corp.	799,615	8,020
	Olin Corp.	431,771	7,776
	Minerals Technologies Inc.	152,701	7,524
	Silgan Holdings Inc.	204,471	7,512
	HB Fuller Co.	410,466	7,479
	Innophos Holdings Inc.	179,555	7,159
*	OM Group Inc.	258,253	6,707
*	RTI International Metals Inc.	251,798	5,872
	Eagle Materials Inc.	350,334	5,833
	Westlake Chemical Corp.	165,877	5,686
	Kaiser Aluminum Corp.	128,228	5,678
*	Louisiana-Pacific Corp.	1,105,279	5,637
	Schweitzer-Mauduit International Inc.	95,032	5,309
	PH Glatfelter Co.	382,458	5,052
	AMCOL International Corp.	207,662	4,982
	Boise Inc.	909,918	4,704
*	Century Aluminum Co.	504,284	4,508
	A Schulman Inc.	256,932	4,365
*	Kraton Performance Polymers Inc.	266,658	4,315
	AK Steel Holding Corp.	599,616	3,922
^	Texas Industries Inc.	97,916	3,108
	Stepan Co.	44,029	2,958
	PolyOne Corp.	274,269	2,937
	Buckeye Technologies Inc.	116,350	2,805

Quaker Chemical Corp.	105,248	2,728
* Horsehead Holding Corp.	363,038	2,694
* Georgia Gulf Corp.	184,014	2,545
Wausau Paper Corp.	390,272	2,494
Worthington Industries Inc.	172,969	2,416
Zep Inc.	155,616	2,337
Myers Industries Inc.	220,497	2,238
Haynes International Inc.	50,946	2,214
American Vanguard Corp.	183,869	2,052
* TPC Group Inc.	100,670	2,022
* Graphic Packaging Holding Co.	573,607	1,979
Deltic Timber Corp.	30,886	1,843
Neenah Paper Inc.	123,299	1,748
* Noranda Aluminum Holding Corp.	196,188	1,638
* AM Castle & Co.	143,135	1,566
Kronos Worldwide Inc.	95,101	1,529
Olympic Steel Inc.	77,459	1,312
* Mercer International Inc.	182,236	1,239
* Spartech Corp.	256,059	819
* Metals USA Holdings Corp.	53,918	483
* Headwaters Inc.	250,897	361
		429,371
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.	1,580,425	4,883
Consolidated Communications Holdings Inc.	224,577	4,054
NTELOS Holdings Corp.	170,488	3,023
IDT Corp. Class B	142,742	2,912
USA Mobility Inc.	185,035	2,442
* PAETEC Holding Corp.	382,217	2,022
* Leap Wireless International Inc.	261,529	1,805
Atlantic Tele-Network Inc.	42,022	1,382
* Iridium Communications Inc.	210,673	1,306
* Premiere Global Services Inc.	145,710	935
		24,764
Utilities (7.9%)
Questar Corp.	1,476,402	26,147
Westar Energy Inc.	948,404	25,057
Atmos Energy Corp.	752,259	24,411
Great Plains Energy Inc.	1,133,174	21,870
Nicor Inc.	380,422	20,927
Hawaiian Electric Industries Inc.	792,782	19,249
Vectren Corp.	681,940	18,467
Cleco Corp.	509,381	17,390
Piedmont Natural Gas Co. Inc.	597,818	17,271
WGL Holdings Inc.	427,191	16,690
IDACORP Inc.	412,960	15,602
Portland General Electric Co.	628,894	14,898
New Jersey Resources Corp.	344,507	14,666
UIL Holdings Corp.	421,359	13,875
Southwest Gas Corp.	363,430	13,145
South Jersey Industries Inc.	249,366	12,406
* GenOn Energy Inc.	4,184,221	11,632
Avista Corp.	478,215	11,405
PNM Resources Inc.	687,437	11,295
Unisource Energy Corp.	304,316	10,983
El Paso Electric Co.	315,600	10,128

Allete Inc.			269,402	9,868
Northwest Natural Gas Co.			223,035	9,836
NorthWestern Corp.			302,475	9,661
Black Hills Corp.			311,886	9,556
MGE Energy Inc.			192,918	7,846
Laclede Group Inc.			177,792	6,889
Empire District Electric Co.			348,570	6,755
CH Energy Group Inc.			122,964	6,415
California Water Service Group			330,311	5,850
American States Water Co.			155,721	5,284
Otter Tail Corp.			271,073	4,961
Central Vermont Public Service Corp.			106,124	3,737
Chesapeake Utilities Corp.			79,656	3,195
SJW Corp.			115,697	2,519
Ormat Technologies Inc.			151,360	2,434
Unitil Corp.			91,457	2,349
Middlesex Water Co.			129,303	2,207
* Dynegy Inc. Class A			524,304	2,160
Connecticut Water Service Inc.			72,229	1,807
				450,843
Total Common Stocks (Cost $6,548,858)				5,658,667
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund	0.144%		68,424,188	68,424

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.045%	12/7/11	400	400
[4,5] Federal Home Loan Bank Discount Notes	0.050%	11/7/11	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.040%	11/28/11	400	400
4 Freddie Mac Discount Notes	0.045%	12/16/11	400	400
[4,5] Freddie Mac Discount Notes	0.080%	12/29/11	700	699
				2,899
Total Temporary Cash Investments (Cost $71,324)				71,323
Total Investments (101.0%) (Cost $6,620,182)				5,729,990
Other Assets and Liabilities-Net (-1.0%)[3]				(58,295)
Net Assets (100%)				5,671,695

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $45,198,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $50,227,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2011	299	19,181	(1,019)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest ates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Small-Cap Value Index Fund

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,658,608	—	59
Temporary Cash Investments	68,424	2,899	—
Futures Contracts— Liabilities [1]	(619)	—	—
Total	5,726,413	2,899	59
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 30, 2010	—
Transfers into Level 3	59
Change in Unrealized Appreciation (Depreciation)	—
Balance as of September 30, 2011	59

D. At September 30, 2011, the cost of investment securities for tax purposes was $6,620,182,000. Net unrealized depreciation of investment securities for tax purposes was $890,192,000, consisting of unrealized gains of $418,549,000 on securities that had risen in value since their purchase and $1,308,741,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (17.2%)
*	Deckers Outdoor Corp.	410,135	38,249
*	Tempur-Pedic International Inc.	725,836	38,186
	Gentex Corp.	1,513,461	36,399
	Polaris Industries Inc.	692,437	34,601
*	Panera Bread Co. Class A	307,780	31,991
*	Signet Jewelers Ltd.	920,788	31,123
*	Ulta Salon Cosmetics & Fragrance Inc.	484,637	30,159
*	Big Lots Inc.	797,435	27,775
*	Under Armour Inc. Class A	398,626	26,473
	John Wiley & Sons Inc. Class A	489,033	21,723
*	Warnaco Group Inc.	466,484	21,500
*	Crocs Inc.	906,758	21,463
	Chico's FAS Inc.	1,868,188	21,353
	Aaron's Inc.	805,987	20,351
	Sotheby's	716,197	19,746
*	AMC Networks Inc. Class A	564,374	18,032
*	Sally Beauty Holdings Inc.	1,069,204	17,749
*	Hanesbrands Inc.	665,249	16,638
*	Tenneco Inc.	641,104	16,419
	Morningstar Inc.	266,481	15,040
*	Life Time Fitness Inc.	403,402	14,865
	Vail Resorts Inc.	381,866	14,431
*	HSN Inc.	434,419	14,392
*	Cheesecake Factory Inc.	581,727	14,340
*	JOS A Bank Clothiers Inc.	292,958	13,661
*	Madison Square Garden Co. Class A	592,617	13,512
	Pool Corp.	510,857	13,374
	Six Flags Entertainment Corp.	467,843	12,969
*,^ Coinstar Inc.		316,061	12,642
*	ANN Inc.	551,949	12,606
*	Shutterfly Inc.	304,481	12,538
*,^ Tesla Motors Inc.		507,029	12,366
*	Live Nation Entertainment Inc.	1,542,628	12,356
*	Bally Technologies Inc.	455,695	12,295
*	Iconix Brand Group Inc.	773,409	12,220
*	Steven Madden Ltd.	401,105	12,073
*	Buffalo Wild Wings Inc.	194,316	11,620
*	BJ's Restaurants Inc.	262,969	11,600
	Express Inc.	564,345	11,451
*	Pier 1 Imports Inc.	1,133,356	11,084
*	WMS Industries Inc.	607,127	10,679
	Thor Industries Inc.	473,551	10,489
*	Vitamin Shoppe Inc.	275,658	10,321
	Monro Muffler Brake Inc.	307,163	10,127
*	Hibbett Sports Inc.	290,559	9,847
*	Valassis Communications Inc.	520,989	9,763
*	99 Cents Only Stores	522,784	9,630
	Matthews International Corp. Class A	312,989	9,628
	Arbitron Inc.	287,741	9,518

*	Carter's Inc.	306,269	9,353
*	Domino's Pizza Inc.	340,116	9,268
*	Aeropostale Inc.	855,944	9,253
	Texas Roadhouse Inc. Class A	679,470	8,983
*	K12 Inc.	302,955	7,713
*	Peet's Coffee & Tea Inc.	135,955	7,565
*	Gaylord Entertainment Co.	384,620	7,439
*	Select Comfort Corp.	530,515	7,411
*	True Religion Apparel Inc.	259,686	7,001
*,^ Vera Bradley Inc.		193,325	6,969
*	Ascena Retail Group Inc.	246,802	6,681
*	Papa John's International Inc.	218,499	6,642
	PF Chang's China Bistro Inc.	242,228	6,598
	Strayer Education Inc.	84,377	6,469
*	American Public Education Inc.	189,700	6,450
*	Childrens Place Retail Stores Inc.	138,375	6,439
*	iRobot Corp.	253,388	6,375
	Brunswick Corp.	448,512	6,297
*	Steiner Leisure Ltd.	151,426	6,174
	CEC Entertainment Inc.	210,526	5,994
*	Maidenform Brands Inc.	248,213	5,811
*	Grand Canyon Education Inc.	358,077	5,783
*	Interval Leisure Group Inc.	426,514	5,681
	PEP Boys-Manny Moe & Jack	558,339	5,511
*,^ Blue Nile Inc.		155,020	5,469
	Sturm Ruger & Co. Inc.	200,124	5,199
*	Liz Claiborne Inc.	1,002,826	5,014
*	Wet Seal Inc. Class A	1,075,683	4,819
*	Shuffle Master Inc.	572,951	4,818
	Choice Hotels International Inc.	158,553	4,712
*	Capella Education Co.	158,481	4,498
	DSW Inc. Class A	96,867	4,473
*	Sonic Corp.	622,638	4,402
*	Krispy Kreme Doughnuts Inc.	644,498	4,395
*	Knology Inc.	336,868	4,373
	National CineMedia Inc.	291,823	4,234
*	G-III Apparel Group Ltd.	178,673	4,084
	Buckle Inc.	105,224	4,047
*	Zumiez Inc.	229,679	4,022
*,^ Lumber Liquidators Holdings Inc.		263,430	3,978
*,^ Bridgepoint Education Inc.		224,217	3,910
*	Rue21 Inc.	167,834	3,808
	Ethan Allen Interiors Inc.	274,153	3,731
*	Saks Inc.	425,063	3,719
*	American Axle & Manufacturing Holdings Inc.	467,566	3,567
*	Fuel Systems Solutions Inc.	179,261	3,444
*,^ Education Management Corp.		228,617	3,393
*	Asbury Automotive Group Inc.	203,579	3,357
*	Denny's Corp.	996,487	3,318
*	Bravo Brio Restaurant Group Inc.	194,044	3,229
*	DineEquity Inc.	83,277	3,205
*	Universal Technical Institute Inc.	232,865	3,165
	Blyth Inc.	56,817	3,150
*	AFC Enterprises Inc.	262,638	3,107
*	Pinnacle Entertainment Inc.	328,364	2,982
*	Exide Technologies	696,390	2,786
	Penske Automotive Group Inc.	171,570	2,745

	Bebe Stores Inc.	400,448	2,691
*	Universal Electronics Inc.	158,773	2,602
*	Modine Manufacturing Co.	272,168	2,466
*	Lions Gate Entertainment Corp.	330,253	2,279
	HOT Topic Inc.	292,161	2,229
*,^ Eastman Kodak Co.		2,852,883	2,226
*	Libbey Inc.	210,399	2,218
*	OfficeMax Inc.	455,902	2,211
*	Body Central Corp.	115,777	2,102
*	Citi Trends Inc.	158,175	1,862
	Ryland Group Inc.	164,229	1,749
*	Overstock.com Inc.	172,536	1,599
*	Leapfrog Enterprises Inc.	466,606	1,572
*	Kirkland's Inc.	168,540	1,545
*	Smith & Wesson Holding Corp.	606,565	1,529
*	Biglari Holdings Inc.	4,776	1,416
*	Stoneridge Inc.	266,449	1,391
*	Federal-Mogul Corp.	91,567	1,351
*	Charming Shoppes Inc.	429,880	1,118
*	Isle of Capri Casinos Inc.	222,534	1,077
*	Winnebago Industries Inc.	153,573	1,063
*,^ hhgregg Inc.		104,721	1,021
*	America's Car-Mart Inc.	35,127	1,019
*	ReachLocal Inc.	92,592	1,006
*,^ Martha Stewart Living Omnimedia Class A		307,894	961
*	Coldwater Creek Inc.	682,637	853
*	Vitacost.com Inc.	175,608	836
*	Archipelago Learning Inc.	97,415	818
*	K-Swiss Inc. Class A	188,087	799
*	Tower International Inc.	70,547	727
	PetMed Express Inc.	79,763	718
*	Gordmans Stores Inc.	58,961	706
*	New York & Co. Inc.	191,240	610
*,^ Hovnanian Enterprises Inc. Class A		454,571	555
*	Furniture Brands International Inc.	263,379	543
*	Orbitz Worldwide Inc.	216,085	469
*	Beazer Homes USA Inc.	279,543	422
*	Sealy Corp.	259,334	384
*	Marine Products Corp.	41,840	143
*	Wonder Auto Technology Inc.	129,940	124
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,546	1
			1,199,391
Consumer Staples (2.8%)
	Nu Skin Enterprises Inc. Class A	586,847	23,779
*	BJ's Wholesale Club Inc.	377,990	19,368
^	Diamond Foods Inc.	233,537	18,634
*	United Natural Foods Inc.	487,253	18,048
	Casey's General Stores Inc.	402,428	17,566
*	Darling International Inc.	1,240,500	15,618
	Pricesmart Inc.	190,292	11,859
*	TreeHouse Foods Inc.	131,755	8,148
	J&J Snack Foods Corp.	157,692	7,577
*	Boston Beer Co. Inc. Class A	98,594	7,168
*	Rite Aid Corp.	7,079,507	6,938
*	Hain Celestial Group Inc.	184,422	5,634
*	Heckmann Corp.	1,034,569	5,473
*	Smart Balance Inc.	630,889	3,722

*	Elizabeth Arden Inc.	130,865	3,722
*	Smart Balance Inc.	223,983	3,306
*,^ Medifast Inc.		147,016	2,374
*	USANA Health Sciences Inc.	83,231	2,289
	Coca-Cola Bottling Co. Consolidated	34,394	1,907
	National Beverage Corp.	122,201	1,853
	Tootsie Roll Industries Inc.	68,800	1,659
*,^ Star Scientific Inc.		567,676	1,311
	Calavo Growers Inc.	62,371	1,280
*	Susser Holdings Corp.	60,386	1,204
*	Pilgrim's Pride Corp.	197,202	842
*	Alliance One International Inc.	305,776	746
	Alico Inc.	13,607	267
			192,292
Energy (6.4%)
*	Brigham Exploration Co.	1,241,217	31,353
*	Superior Energy Services Inc.	840,975	22,067
	CARBO Ceramics Inc.	208,795	21,408
*	Rosetta Resources Inc.	561,894	19,228
*	Dril-Quip Inc.	339,811	18,319
	Lufkin Industries Inc.	323,009	17,187
*	Gran Tierra Energy Inc.	2,761,400	13,172
*	Key Energy Services Inc.	1,362,306	12,928
*	Complete Production Services Inc.	669,465	12,619
	World Fuel Services Corp.	375,439	12,258
*	Oasis Petroleum Inc.	539,072	12,038
*,^ Northern Oil and Gas Inc.		602,553	11,684
*	Gulfport Energy Corp.	454,999	11,002
*	Kodiak Oil & Gas Corp.	2,071,803	10,794
*	Atwood Oceanics Inc.	309,099	10,621
*	Oil States International Inc.	190,095	9,680
*	Bill Barrett Corp.	250,212	9,068
	Berry Petroleum Co. Class A	246,082	8,706
*	Carrizo Oil & Gas Inc.	392,273	8,454
*	Patriot Coal Corp.	967,981	8,189
	RPC Inc.	471,896	7,701
*	Energy XXI Bermuda Ltd.	355,493	7,625
*	Comstock Resources Inc.	479,747	7,417
	Contango Oil & Gas Co.	133,846	7,323
*	CVR Energy Inc.	325,859	6,889
*	McMoRan Exploration Co.	655,190	6,506
*	Exterran Holdings Inc.	643,940	6,259
*,^ Clean Energy Fuels Corp.		521,574	5,800
*,^ Hyperdynamics Corp.		1,567,091	5,798
*	Resolute Energy Corp.	484,915	5,509
*	Petroleum Development Corp.	249,191	4,832
*	Western Refining Inc.	375,639	4,680
*	Basic Energy Services Inc.	315,027	4,461
*	Rex Energy Corp.	351,846	4,451
*,^ Cheniere Energy Inc.		858,915	4,423
*	Pioneer Drilling Co.	611,732	4,392
*	Tesco Corp.	343,201	3,981
*,^ Magnum Hunter Resources Corp.		1,183,355	3,917
*	Approach Resources Inc.	225,950	3,839
*	Swift Energy Co.	157,491	3,833
*	Clayton Williams Energy Inc.	83,844	3,589
*,^ Goodrich Petroleum Corp.		287,058	3,393

*	Georesources Inc.	188,700	3,357
*	ION Geophysical Corp.	661,100	3,127
*	Venoco Inc.	327,265	2,883
*	Endeavour International Corp.	354,428	2,828
*	OYO Geospace Corp.	49,686	2,797
*,^ BPZ Resources Inc.		982,385	2,721
^	Houston American Energy Corp.	197,653	2,720
	W&T Offshore Inc.	197,107	2,712
*,^ Abraxas Petroleum Corp.		922,398	2,435
*	Matrix Service Co.	280,106	2,384
*	FX Energy Inc.	553,801	2,287
*	Tetra Technologies Inc.	284,887	2,199
*	Dawson Geophysical Co.	83,928	1,979
*,^ Uranium Energy Corp.		717,757	1,967
*	Gastar Exploration Ltd.	616,862	1,851
*	Rentech Inc.	2,361,273	1,842
*	Willbros Group Inc.	437,246	1,823
*	Warren Resources Inc.	718,257	1,724
*	Global Geophysical Services Inc.	192,683	1,536
*,^ Harvest Natural Resources Inc.		168,267	1,442
*,^ ATP Oil & Gas Corp.		171,209	1,320
*	Petroquest Energy Inc.	211,093	1,161
	Alon USA Energy Inc.	117,302	719
*	Lone Pine Resources Inc.	27,820	184
*	Atlas Energy Inc. Escrow	781,093	78
			447,469
Financials (6.3%)
	Taubman Centers Inc.	592,425	29,805
*	Signature Bank	481,975	23,005
	Tanger Factory Outlet Centers	862,110	22,423
	Capitol Federal Financial Inc.	1,775,967	18,754
*	E*Trade Financial Corp.	1,927,706	17,561
	Extra Space Storage Inc.	942,349	17,556
*	Ezcorp Inc. Class A	473,042	13,501
*	First Cash Financial Services Inc.	298,824	12,536
	Equity Lifestyle Properties Inc.	192,234	12,053
*	Portfolio Recovery Associates Inc.	181,457	11,290
	PS Business Parks Inc.	209,705	10,389
	CapitalSource Inc.	1,627,767	9,995
	Apartment Investment & Management Co.	443,595	9,812
*	Forest City Enterprises Inc. Class A	905,450	9,652
*	DFC Global Corp.	437,769	9,565
*	Texas Capital Bancshares Inc.	394,681	9,018
	DDR Corp.	821,275	8,952
*	CubeSmart	1,001,703	8,545
	Pebblebrook Hotel Trust	539,654	8,446
	Alexander's Inc.	21,654	7,818
*	Altisource Portfolio Solutions SA	215,600	7,630
	Sun Communities Inc.	213,995	7,531
	MarketAxess Holdings Inc.	280,906	7,309
*	Credit Acceptance Corp.	108,593	6,989
*	Green Dot Corp. Class A	222,332	6,963
*	Investors Bancorp Inc.	540,051	6,821
*	Financial Engines Inc.	353,805	6,407
	DuPont Fabros Technology Inc.	323,351	6,367
*	SVB Financial Group	159,245	5,892
	DCT Industrial Trust Inc.	1,302,582	5,718

	Cash America International Inc.	109,101	5,582
*,^ St. Joe Co.		367,099	5,503
*	Encore Capital Group Inc.	192,356	4,203
*	Strategic Hotels & Resorts Inc.	961,956	4,146
*	Tejon Ranch Co.	157,715	3,765
	Evercore Partners Inc. Class A	159,374	3,634
*	ICG Group Inc.	392,552	3,615
	Sabra Healthcare REIT Inc.	374,023	3,568
*	First Industrial Realty Trust Inc.	435,237	3,482
*	Intl. FCStone Inc.	163,936	3,403
	Tower Group Inc.	145,845	3,334
*	World Acceptance Corp.	58,814	3,291
*	Safeguard Scientifics Inc.	218,895	3,283
	KBW Inc.	236,610	3,263
	Duff & Phelps Corp. Class A	299,802	3,196
	Coresite Realty Corp.	210,313	3,018
*	HFF Inc. Class A	342,561	2,994
*	Beneficial Mutual Bancorp Inc.	384,530	2,865
	Retail Opportunity Investments Corp.	223,202	2,473
*	Greenlight Capital Re Ltd. Class A	112,481	2,333
	Kennedy-Wilson Holdings Inc.	212,298	2,250
*	Forestar Group Inc.	187,938	2,050
	Epoch Holding Corp.	148,660	2,017
*	Netspend Holdings Inc.	377,533	1,941
*	FelCor Lodging Trust Inc.	812,328	1,893
*	Pinnacle Financial Partners Inc.	171,405	1,875
*	NewStar Financial Inc.	173,599	1,621
	Saul Centers Inc.	44,893	1,518
*	Doral Financial Corp.	1,282,345	1,398
*	Citizens Inc.	206,688	1,325
	Cardinal Financial Corp.	145,286	1,252
*	Hilltop Holdings Inc.	156,416	1,128
*	eHealth Inc.	79,390	1,084
	Radian Group Inc.	491,422	1,076
	GAMCO Investors Inc.	27,182	1,071
*	Nara Bancorp Inc.	133,183	808
	THL Credit Inc.	69,474	759
	Cogdell Spencer Inc.	179,918	678
*	Gleacher & Co. Inc.	444,446	529
*	Asset Acceptance Capital Corp.	116,319	392
*	First Marblehead Corp.	227,109	232
			436,151
Health Care (18.0%)
*	BioMarin Pharmaceutical Inc.	1,175,962	37,478
*	Pharmasset Inc.	394,603	32,503
*	Catalyst Health Solutions Inc.	474,861	27,395
	Techne Corp.	373,994	25,435
*	Cepheid Inc.	655,043	25,435
*	Sirona Dental Systems Inc.	594,904	25,230
	Medicis Pharmaceutical Corp. Class A	654,621	23,881
*	Cubist Pharmaceuticals Inc.	635,655	22,451
*	HMS Holdings Corp.	898,903	21,924
*	Tenet Healthcare Corp.	5,190,625	21,437
	Quality Systems Inc.	216,624	21,013
*	athenahealth Inc.	351,297	20,920
*	United Therapeutics Corp.	554,246	20,779
*	AMERIGROUP Corp.	525,985	20,519

*	Onyx Pharmaceuticals Inc.	671,802	20,161
*	Thoratec Corp.	606,620	19,800
*	Seattle Genetics Inc.	1,025,468	19,545
*	Salix Pharmaceuticals Ltd.	619,230	18,329
*	Myriad Genetics Inc.	909,117	17,037
*	Questcor Pharmaceuticals Inc.	621,065	16,930
*,^ Incyte Corp. Ltd.		1,188,859	16,608
*	Volcano Corp.	552,885	16,382
*	Healthspring Inc.	443,638	16,175
*	Haemonetics Corp.	272,391	15,929
*	Alkermes plc	1,015,102	15,491
*	Theravance Inc.	752,365	15,153
*	HealthSouth Corp.	1,009,222	15,068
*	Viropharma Inc.	805,503	14,555
*	VCA Antech Inc.	870,505	13,911
*	Brookdale Senior Living Inc. Class A	1,089,112	13,658
	West Pharmaceutical Services Inc.	355,082	13,174
*	Amylin Pharmaceuticals Inc.	1,391,707	12,845
	Chemed Corp.	225,615	12,400
	Masimo Corp.	570,032	12,341
*	Ariad Pharmaceuticals Inc.	1,399,564	12,302
*	PAREXEL International Corp.	624,266	11,817
*	Impax Laboratories Inc.	657,621	11,778
*	InterMune Inc.	582,916	11,775
*	PSS World Medical Inc.	588,172	11,581
*	Bruker Corp.	790,931	10,701
*,^ MAKO Surgical Corp.		304,097	10,406
*	Par Pharmaceutical Cos. Inc.	383,925	10,220
*	Align Technology Inc.	660,148	10,014
*	NxStage Medical Inc.	460,633	9,609
*	Luminex Corp.	401,690	8,906
*	Zoll Medical Corp.	232,361	8,769
*	MWI Veterinary Supply Inc.	126,476	8,704
*	DexCom Inc.	711,216	8,535
*	Medicines Co.	570,827	8,494
*	Acorda Therapeutics Inc.	418,512	8,354
*	Arthrocare Corp.	289,691	8,334
*	Integra LifeSciences Holdings Corp.	227,155	8,125
*	Neogen Corp.	233,645	8,112
*	Jazz Pharmaceuticals Inc.	194,422	8,072
*	Air Methods Corp.	120,816	7,692
*	Cyberonics Inc.	270,619	7,659
*	Auxilium Pharmaceuticals Inc.	507,316	7,605
*,^ Accretive Health Inc.		357,013	7,579
*	Exelixis Inc.	1,355,526	7,401
*	NuVasive Inc.	420,679	7,181
*	Insulet Corp.	463,050	7,066
	Hill-Rom Holdings Inc.	234,424	7,037
*	Isis Pharmaceuticals Inc.	1,003,299	6,802
*	HeartWare International Inc.	103,355	6,657
*	Orthofix International NV	191,453	6,607
*	Opko Health Inc.	1,511,334	6,544
*	Emdeon Inc. Class A	338,208	6,355
*	IPC The Hospitalist Co. Inc.	173,589	6,195
*	Hanger Orthopedic Group Inc.	319,718	6,040
*	Medivation Inc.	351,604	5,970
*	NPS Pharmaceuticals Inc.	911,929	5,937

*	Nektar Therapeutics	1,209,701	5,867
*	Ironwood Pharmaceuticals Inc.	534,764	5,775
*	Immunogen Inc.	518,804	5,686
*	Akorn Inc.	701,867	5,482
*	Abaxis Inc.	238,850	5,472
*	Merit Medical Systems Inc.	414,854	5,451
*	Halozyme Therapeutics Inc.	872,156	5,355
*	Rigel Pharmaceuticals Inc.	727,195	5,352
*	Sequenom Inc.	1,050,423	5,347
*	Centene Corp.	185,544	5,320
*	Momenta Pharmaceuticals Inc.	458,374	5,271
*	Quidel Corp.	316,516	5,181
*	Team Health Holdings Inc.	309,592	5,084
*	Bio-Reference Labs Inc.	266,441	4,905
*	ICU Medical Inc.	131,538	4,841
*	Omnicell Inc.	351,202	4,840
*	MedAssets Inc.	497,315	4,779
*	AVEO Pharmaceuticals Inc.	309,320	4,760
*	Vivus Inc.	563,325	4,546
*	Molina Healthcare Inc.	288,707	4,458
*	SonoSite Inc.	146,471	4,444
*	Targacept Inc.	294,371	4,416
*	Emeritus Corp.	304,635	4,295
*	Endologix Inc.	420,452	4,221
*	Spectrum Pharmaceuticals Inc.	550,802	4,203
*	Optimer Pharmaceuticals Inc.	303,526	4,201
*	Ardea Biosciences Inc.	254,512	3,976
*	ABIOMED Inc.	339,924	3,749
*	OraSure Technologies Inc.	469,447	3,737
*	Medidata Solutions Inc.	218,819	3,597
	Atrion Corp.	17,066	3,539
*,^ MannKind Corp.		900,796	3,414
*	Genomic Health Inc.	154,886	3,404
*	Hi-Tech Pharmacal Co. Inc.	100,855	3,389
*,^ AVANIR Pharmaceuticals Inc.		1,184,459	3,388
*	Conceptus Inc.	314,253	3,290
	Cantel Medical Corp.	154,425	3,262
*	Corvel Corp.	74,008	3,145
*	Neurocrine Biosciences Inc.	525,889	3,145
*	Depomed Inc.	569,240	3,074
*	MAP Pharmaceuticals Inc.	208,722	3,052
*	Idenix Pharmaceuticals Inc.	610,863	3,048
*	Symmetry Medical Inc.	384,977	2,972
*	Natus Medical Inc.	307,011	2,920
*	LHC Group Inc.	168,372	2,872
*	Accuray Inc.	680,110	2,734
*	Arqule Inc.	537,838	2,716
*	Ligand Pharmaceuticals Inc. Class B	187,154	2,560
*,^ ZIOPHARM Oncology Inc.		578,619	2,552
*	Sunrise Senior Living Inc.	547,870	2,537
*,^ Protalix BioTherapeutics Inc.		544,655	2,505
*,^ Neoprobe Corp.		844,848	2,501
*	Immunomedics Inc.	759,085	2,429
*,^ Cadence Pharmaceuticals Inc.		369,569	2,421
*	Micromet Inc.	503,859	2,419
	Meridian Bioscience Inc.	151,917	2,391
*	Enzon Pharmaceuticals Inc.	332,382	2,340

*	eResearchTechnology Inc.	520,383	2,321
*,^ Sangamo Biosciences Inc.		527,200	2,293
*	Emergent Biosolutions Inc.	131,229	2,025
*,^ Savient Pharmaceuticals Inc.		489,313	2,006
*	Geron Corp.	888,430	1,884
*,^ Cell Therapeutics Inc.		1,759,526	1,865
*	Obagi Medical Products Inc.	195,740	1,775
*,^ Unilife Corp.		417,786	1,755
	Landauer Inc.	35,066	1,737
*	Merge Healthcare Inc.	284,920	1,735
*	Greatbatch Inc.	86,425	1,729
*	Alnylam Pharmaceuticals Inc.	248,295	1,631
*	Allos Therapeutics Inc.	839,412	1,545
*	PROLOR Biotech Inc.	373,687	1,521
*	Almost Family Inc.	88,930	1,479
*	Arena Pharmaceuticals Inc.	1,004,976	1,457
*	AMN Healthcare Services Inc.	335,906	1,347
*	Achillion Pharmaceuticals Inc.	281,846	1,330
*	XenoPort Inc.	218,247	1,288
	Universal American Corp.	126,399	1,272
*	Durect Corp.	785,020	1,264
*	CryoLife Inc.	281,227	1,263
*	Progenics Pharmaceuticals Inc.	218,841	1,256
	Pain Therapeutics Inc.	256,554	1,221
*	RTI Biologics Inc.	359,926	1,184
*,^ Pacific Biosciences of California Inc.		367,113	1,178
*	Exactech Inc.	83,018	1,169
*	Palomar Medical Technologies Inc.	124,382	980
*	Codexis Inc.	206,467	944
*	Enzo Biochem Inc.	362,680	932
*	Lexicon Pharmaceuticals Inc.	980,910	902
*	Osiris Therapeutics Inc.	172,725	884
*	Novavax Inc.	531,937	856
*,^ SIGA Technologies Inc.		259,310	848
*	Dyax Corp.	642,402	809
*	Biospecifics Technologies Corp.	47,237	762
*,^ Biotime Inc.		167,379	738
*	Kensey Nash Corp.	29,798	730
*	Metabolix Inc.	165,530	725
*,^ Alimera Sciences Inc.		83,334	667
*	Orexigen Therapeutics Inc.	331,553	660
*	Pozen Inc.	267,385	644
*	SurModics Inc.	61,830	563
*,^ Stereotaxis Inc.		497,189	552
*	Nabi Biopharmaceuticals	317,633	534
*	BioMimetic Therapeutics Inc.	143,956	475
*	Sucampo Pharmaceuticals Inc. Class A	65,342	244
*	Alliance HealthCare Services Inc.	163,739	187
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			1,252,749
Industrials (17.9%)
*	TransDigm Group Inc.	503,441	41,116
	Waste Connections Inc.	1,144,040	38,691
	Gardner Denver Inc.	554,337	35,228
	IDEX Corp.	878,759	27,382
	Wabtec Corp.	511,926	27,066
*	Kirby Corp.	512,224	26,964

* Clean Harbors Inc.	505,245	25,919
* Corrections Corp. of America	1,137,636	25,813
Nordson Corp.	615,145	24,446
Graco Inc.	643,051	21,954
* Thomas & Betts Corp.	528,158	21,079
* Polypore International Inc.	365,616	20,665
Landstar System Inc.	507,715	20,085
* Genesee & Wyoming Inc. Class A	421,753	19,620
* Dollar Thrifty Automotive Group Inc.	306,752	17,270
Woodward Inc.	619,900	16,985
* FTI Consulting Inc.	445,871	16,413
* Acacia Research - Acacia Technologies	453,563	16,324
Toro Co.	329,121	16,216
* Hexcel Corp.	675,041	14,959
Actuant Corp. Class A	727,378	14,366
Kennametal Inc.	433,699	14,199
UTi Worldwide Inc.	1,087,716	14,184
CLARCOR Inc.	330,113	13,660
* CoStar Group Inc.	262,137	13,623
* Middleby Corp.	188,780	13,302
* Old Dominion Freight Line Inc.	456,793	13,233
* Chart Industries Inc.	311,477	13,135
United Stationers Inc.	466,550	12,714
* Tetra Tech Inc.	661,075	12,389
Rollins Inc.	625,337	11,700
* United Rentals Inc.	662,807	11,162
* HUB Group Inc. Class A	390,425	11,037
Applied Industrial Technologies Inc.	404,437	10,985
Corporate Executive Board Co.	365,981	10,906
* Advisory Board Co.	168,110	10,848
Healthcare Services Group Inc.	668,604	10,791
* Avis Budget Group Inc.	1,113,160	10,764
^ HEICO Corp.	218,113	10,740
* MasTec Inc.	589,524	10,382
Herman Miller Inc.	577,157	10,308
* Oshkosh Corp.	627,882	9,883
* II-VI Inc.	563,276	9,857
* WABCO Holdings Inc.	250,487	9,483
Valmont Industries Inc.	119,059	9,280
* Teledyne Technologies Inc.	185,065	9,042
Watsco Inc.	175,398	8,963
Knight Transportation Inc.	663,634	8,833
Raven Industries Inc.	182,137	8,779
Acuity Brands Inc.	229,669	8,277
* Orbital Sciences Corp.	619,555	7,930
Forward Air Corp.	311,490	7,927
* RBC Bearings Inc.	232,562	7,905
Heartland Express Inc.	576,972	7,824
* Beacon Roofing Supply Inc.	487,456	7,794
* DigitalGlobe Inc.	391,933	7,615
* Allegiant Travel Co. Class A	161,560	7,614
Franklin Electric Co. Inc.	209,748	7,610
Robbins & Myers Inc.	216,980	7,531
ESCO Technologies Inc.	282,134	7,194
Lindsay Corp.	133,221	7,167
Seaboard Corp.	3,878	6,988
* Huron Consulting Group Inc.	223,703	6,964

	Knoll Inc.	507,330	6,950
*	Blount International Inc.	515,793	6,891
*	AMR Corp.	2,295,824	6,796
*	Meritor Inc.	951,424	6,717
*	Mobile Mini Inc.	405,473	6,666
*	SYKES Enterprises Inc.	445,726	6,664
	Cubic Corp.	170,105	6,646
*	EnPro Industries Inc.	219,282	6,508
	Tennant Co.	182,756	6,464
	Titan International Inc.	423,209	6,348
*,^ 3D Systems Corp.		448,060	6,268
*	Exponent Inc.	148,671	6,145
*	GeoEye Inc.	211,651	6,000
*	Astec Industries Inc.	204,258	5,981
	American Science & Engineering Inc.	96,327	5,881
	Steelcase Inc. Class A	923,113	5,825
	Insperity Inc.	253,137	5,632
*	GrafTech International Ltd.	431,035	5,474
*,^ Higher One Holdings Inc.		329,368	5,359
*	KAR Auction Services Inc.	432,379	5,236
*	Aerovironment Inc.	185,804	5,230
*,^ Colfax Corp.		253,813	5,142
	HEICO Corp. Class A	148,891	5,012
	Gorman-Rupp Co.	200,353	4,947
*	Insituform Technologies Inc. Class A	418,763	4,849
	Resources Connection Inc.	491,588	4,808
	Barnes Group Inc.	244,983	4,716
	AAR Corp.	273,979	4,567
	Manitowoc Co. Inc.	663,876	4,455
	Sun Hydraulics Corp.	217,480	4,432
	Badger Meter Inc.	151,739	4,390
	John Bean Technologies Corp.	303,216	4,324
*	RSC Holdings Inc.	603,931	4,306
	Standex International Corp.	132,486	4,124
*	Global Power Equipment Group Inc.	169,226	3,938
*	ICF International Inc.	208,171	3,916
*	Rush Enterprises Inc. Class A	274,374	3,885
*	Kforce Inc.	387,518	3,802
*	Trimas Corp.	253,820	3,769
*	MYR Group Inc.	213,133	3,760
	Simpson Manufacturing Co. Inc.	148,868	3,711
*	Sauer-Danfoss Inc.	128,354	3,709
	Interface Inc. Class A	309,391	3,669
*,^ A123 Systems Inc.		1,001,798	3,446
*	Pendrell Corp.	1,484,798	3,341
*	Altra Holdings Inc.	284,410	3,291
*	Titan Machinery Inc.	175,529	3,142
	AAON Inc.	196,247	3,091
*	Powell Industries Inc.	99,475	3,081
*	Korn/Ferry International	249,065	3,036
	Marten Transport Ltd.	174,531	3,009
*	Mistras Group Inc.	158,235	2,779
*	Taser International Inc.	642,917	2,771
*	TrueBlue Inc.	234,491	2,657
*	Standard Parking Corp.	167,520	2,620
*,^ Capstone Turbine Corp.		2,603,553	2,604
*,^ USG Corp.		382,355	2,573

*	APAC Customer Services Inc.	298,176	2,541
*	InnerWorkings Inc.	318,154	2,494
*	H&E Equipment Services Inc.	296,897	2,449
	LB Foster Co. Class A	109,266	2,429
*	Kadant Inc.	130,258	2,313
	Kaman Corp.	82,938	2,310
*	Trex Co. Inc.	139,818	2,241
	Dynamic Materials Corp.	141,482	2,228
^	National Presto Industries Inc.	25,456	2,212
*	RailAmerica Inc.	161,386	2,103
*	GenCorp Inc.	465,311	2,089
*	Team Inc.	98,605	2,069
	Celadon Group Inc.	226,692	2,013
*	Furmanite Corp.	372,003	2,013
	Vicor Corp.	222,890	1,950
	Albany International Corp.	103,961	1,897
*,^ EnerNOC Inc.		209,163	1,883
	Viad Corp.	107,591	1,827
*	Commercial Vehicle Group Inc.	274,499	1,804
*	Cenveo Inc.	598,848	1,803
	AZZ Inc.	46,353	1,797
*	Saia Inc.	160,330	1,687
*	Ameresco Inc. Class A	153,634	1,561
*	CBIZ Inc.	228,689	1,507
*	Greenbrier Cos. Inc.	124,814	1,454
*	CAI International Inc.	122,774	1,439
*	Pacer International Inc.	369,653	1,386
*	Dolan Co.	152,990	1,375
	Houston Wire & Cable Co.	116,371	1,337
*	Pike Electric Corp.	196,186	1,328
*,^ American Superconductor Corp.		331,884	1,304
*	American Reprographics Co.	366,188	1,230
	Tredegar Corp.	82,733	1,227
*	School Specialty Inc.	170,181	1,213
*	Wabash National Corp.	253,139	1,208
*,^ Energy Recovery Inc.		390,189	1,175
*	Fuel Tech Inc.	191,601	1,115
*	M&F Worldwide Corp.	42,772	1,053
*	Rush Enterprises Inc. Class B	86,752	1,012
*	ACCO Brands Corp.	204,659	976
*,^ KEYW Holding Corp.		136,650	972
*	American Railcar Industries Inc.	56,272	866
	Great Lakes Dredge & Dock Corp.	207,710	845
*	Hill International Inc.	170,594	798
*	Patriot Transportation Holding Inc.	38,118	770
*	FreightCar America Inc.	44,296	638
*	Broadwind Energy Inc.	1,105,897	354
	Universal Truckload Services Inc.	22,865	297
*,^ Ener1 Inc.		829,789	114
			1,249,142
Information Technology (24.4%)
*	Varian Semiconductor Equipment Associates Inc.	799,651	48,899
	Solera Holdings Inc.	749,122	37,831
*	MICROS Systems Inc.	860,079	37,766
*	Gartner Inc.	928,160	32,365
*	Netlogic Microsystems Inc.	651,915	31,364
*	Ariba Inc.	1,023,873	28,372

*	Cadence Design Systems Inc.	2,851,471	26,348
	Jack Henry & Associates Inc.	869,577	25,200
*	JDS Uniphase Corp.	2,406,593	23,994
	National Instruments Corp.	1,009,504	23,077
	InterDigital Inc.	480,933	22,402
*	Teradyne Inc.	1,966,193	21,648
*	Universal Display Corp.	432,881	20,752
*	NeuStar Inc. Class A	781,689	19,652
*	Parametric Technology Corp.	1,262,882	19,423
*	Concur Technologies Inc.	485,946	18,087
*	WebMD Health Corp.	595,219	17,946
*	Zebra Technologies Corp.	579,401	17,927
*	SuccessFactors Inc.	754,104	17,337
*	Aruba Networks Inc.	825,622	17,264
	ADTRAN Inc.	651,430	17,237
*	Finisar Corp.	950,378	16,670
*	QLIK Technologies Inc.	769,418	16,666
*	Blackboard Inc.	372,030	16,615
*	CommVault Systems Inc.	443,601	16,440
	MercadoLibre Inc.	304,192	16,350
*	Fortinet Inc.	957,267	16,082
*	Silicon Laboratories Inc.	448,567	15,031
*	Wright Express Corp.	389,097	14,801
	Anixter International Inc.	311,432	14,774
*	Microsemi Corp.	916,121	14,640
*	Hittite Microwave Corp.	299,084	14,565
	Plantronics Inc.	510,072	14,512
*	Rambus Inc.	1,027,535	14,385
*	QLogic Corp.	1,110,839	14,085
*	Cavium Inc.	487,898	13,178
	j2 Global Communications Inc.	487,631	13,117
*	IPG Photonics Corp.	300,789	13,066
*	ValueClick Inc.	834,342	12,982
	MAXIMUS Inc.	368,047	12,845
*	Itron Inc.	430,446	12,698
*	Progress Software Corp.	710,667	12,472
*	VistaPrint NV	456,055	12,327
*	FEI Co.	410,320	12,293
*	Ultimate Software Group Inc.	260,283	12,160
*	SolarWinds Inc.	539,445	11,879
	Sapient Corp.	1,170,006	11,864
*	Cymer Inc.	307,478	11,432
*	Ciena Corp.	1,007,362	11,282
*	Taleo Corp. Class A	435,493	11,201
*	Quest Software Inc.	664,570	10,553
*,^ Veeco Instruments Inc.		431,252	10,523
	Blackbaud Inc.	471,870	10,509
*	Cirrus Logic Inc.	667,124	9,833
*	ACI Worldwide Inc.	354,420	9,761
*	MicroStrategy Inc. Class A	84,976	9,693
*	Semtech Corp.	449,735	9,489
*	GT Advanced Technologies Inc.	1,334,865	9,371
	Power Integrations Inc.	305,827	9,361
*	Monster Worldwide Inc.	1,302,639	9,353
*	Acxiom Corp.	860,512	9,156
*	Cardtronics Inc.	388,163	8,897
	Cypress Semiconductor Corp.	592,465	8,869

*	TriQuint Semiconductor Inc.	1,741,231	8,741
*	Digital River Inc.	420,481	8,717
*	RightNow Technologies Inc.	262,830	8,687
*	Synaptics Inc.	363,283	8,682
	DST Systems Inc.	197,158	8,641
*	Cabot Microelectronics Corp.	249,116	8,567
*	Scansource Inc.	286,429	8,467
*	Infinera Corp.	1,053,066	8,130
*	Sourcefire Inc.	301,508	8,068
	Heartland Payment Systems Inc.	408,723	8,060
*,^ OpenTable Inc.		174,753	8,040
	Mantech International Corp. Class A	247,838	7,777
*	Euronet Worldwide Inc.	488,737	7,693
*	TiVo Inc.	821,694	7,675
	Syntel Inc.	177,116	7,650
*	Manhattan Associates Inc.	230,556	7,627
*	RealPage Inc.	368,759	7,541
*	Advent Software Inc.	361,368	7,535
*	Websense Inc.	423,682	7,330
*	Tyler Technologies Inc.	288,851	7,302
*	Ancestry.com Inc.	309,586	7,275
*	Bottomline Technologies Inc.	360,902	7,269
*	Aspen Technology Inc.	474,074	7,239
*	Viasat Inc.	210,351	7,007
*	Synchronoss Technologies Inc.	281,096	7,002
	NIC Inc.	610,516	6,990
*	Diodes Inc.	384,139	6,884
*	NetSuite Inc.	245,203	6,623
*	Netgear Inc.	252,346	6,533
*	Tessera Technologies Inc.	542,034	6,472
*	Unisys Corp.	410,754	6,445
*,^ BroadSoft Inc.		211,950	6,433
*	Blue Coat Systems Inc.	461,294	6,403
*	LogMeIn Inc.	191,325	6,354
*	Compuware Corp.	810,032	6,205
*	Liquidity Services Inc.	192,473	6,173
*,^ Ebix Inc.		418,650	6,154
*	OSI Systems Inc.	181,844	6,095
*	Ceva Inc.	244,365	5,941
*	Rofin-Sinar Technologies Inc.	301,607	5,791
*	Checkpoint Systems Inc.	425,106	5,773
	Opnet Technologies Inc.	164,148	5,730
	Cognex Corp.	208,842	5,662
*,^ VirnetX Holding Corp.		368,943	5,530
	Forrester Research Inc.	168,628	5,482
*	FARO Technologies Inc.	173,264	5,466
	Pegasystems Inc.	178,327	5,459
*	Verint Systems Inc.	203,074	5,339
	Micrel Inc.	560,369	5,307
*	Harmonic Inc.	1,217,213	5,185
*	Maxwell Technologies Inc.	281,609	5,184
*	PMC - Sierra Inc.	866,247	5,180
*	SS&C Technologies Holdings Inc.	361,404	5,164
*	Constant Contact Inc.	296,908	5,134
*	ExlService Holdings Inc.	231,110	5,084
*	Loral Space & Communications Inc.	101,168	5,069
*	LoopNet Inc.	293,170	5,022

*	Volterra Semiconductor Corp.	260,456	5,009
*	LivePerson Inc.	502,708	5,002
*	S1 Corp.	538,364	4,937
*	Sonus Networks Inc.	2,213,881	4,804
*	Standard Microsystems Corp.	243,555	4,725
*,^ STEC Inc.		463,624	4,701
*,^ Power-One Inc.		1,044,027	4,698
*	CSG Systems International Inc.	366,979	4,639
*	Monotype Imaging Holdings Inc.	378,514	4,591
*	DTS Inc.	184,539	4,582
*	TeleTech Holdings Inc.	300,254	4,576
*	Ultratech Inc.	266,655	4,573
*	comScore Inc.	270,469	4,563
*	DG FastChannel Inc.	261,681	4,436
*	DealerTrack Holdings Inc.	282,877	4,433
	Lender Processing Services Inc.	320,587	4,389
	EPIQ Systems Inc.	337,271	4,226
*	Kenexa Corp.	265,518	4,153
*	Netscout Systems Inc.	360,557	4,118
*	Quantum Corp.	2,266,153	4,102
*	Interactive Intelligence Group	148,770	4,039
*	Integrated Device Technology Inc.	784,061	4,038
*	Stratasys Inc.	212,908	3,947
*	Measurement Specialties Inc.	150,385	3,904
*	Dice Holdings Inc.	493,545	3,860
	iGate Corp.	328,628	3,792
*	Fabrinet	198,968	3,721
*	Mercury Computer Systems Inc.	320,060	3,681
*	Super Micro Computer Inc.	289,019	3,621
*	Applied Micro Circuits Corp.	671,964	3,608
*	Accelrys Inc.	587,458	3,560
*,^ RealD Inc.		380,104	3,554
*	Monolithic Power Systems Inc.	345,320	3,515
*	TTM Technologies Inc.	364,358	3,465
*	Vocus Inc.	201,503	3,377
*,^ Entropic Communications Inc.		816,156	3,371
*	TNS Inc.	175,588	3,301
	Daktronics Inc.	373,906	3,208
*	Powerwave Technologies Inc.	1,794,085	3,086
*	Intermec Inc.	472,471	3,081
*	Ixia	400,008	3,068
*	Omnivision Technologies Inc.	214,558	3,012
*	IntraLinks Holdings Inc.	400,834	3,010
*	Digi International Inc.	268,255	2,951
*	IXYS Corp.	264,674	2,880
*	QuinStreet Inc.	273,259	2,828
*	PROS Holdings Inc.	212,663	2,741
*	MIPS Technologies Inc. Class A	556,196	2,692
	Cass Information Systems Inc.	84,875	2,635
*	Insight Enterprises Inc.	173,448	2,626
*	Internap Network Services Corp.	526,571	2,591
*	Silicon Image Inc.	427,097	2,507
*	Actuate Corp.	437,541	2,415
*,^ OCZ Technology Group Inc.		488,648	2,370
*	Echelon Corp.	335,712	2,353
*	Rogers Corp.	59,282	2,320
*	XO Group Inc.	283,713	2,318

*	Virtusa Corp.	175,210	2,313
*	Lattice Semiconductor Corp.	436,823	2,293
*	Silicon Graphics International Corp.	191,633	2,284
*	Perficient Inc.	305,747	2,238
*	DemandTec Inc.	341,453	2,233
*	Kopin Corp.	649,863	2,229
*,^ Rubicon Technology Inc.		195,278	2,134
*	Seachange International Inc.	272,348	2,097
	Sycamore Networks Inc.	113,643	2,051
*	Multi-Fineline Electronix Inc.	101,786	2,030
*	Oclaro Inc.	534,718	1,946
*	Calix Inc.	239,651	1,869
*	TeleCommunication Systems Inc. Class A	540,473	1,865
*	Cray Inc.	345,065	1,832
*	SunPower Corp. Class B	248,355	1,825
*	Limelight Networks Inc.	713,189	1,683
*	Envestnet Inc.	167,290	1,673
*	VASCO Data Security International Inc.	319,993	1,635
*	ShoreTel Inc.	324,945	1,618
*	Move Inc.	1,093,347	1,585
*,^ Echo Global Logistics Inc.		116,888	1,555
*	Anadigics Inc.	714,598	1,544
*	CIBER Inc.	466,478	1,413
*,^ Travelzoo Inc.		60,772	1,336
*	Sigma Designs Inc.	159,447	1,250
*	Formfactor Inc.	188,099	1,172
*	MaxLinear Inc.	178,859	1,155
*,^ Rosetta Stone Inc.		122,484	1,121
*	Avid Technology Inc.	142,254	1,101
*	Novatel Wireless Inc.	338,174	1,021
*	Anaren Inc.	52,969	1,014
*	NCI Inc. Class A	80,452	960
*,^ Meru Networks Inc.		109,665	894
*	Extreme Networks	306,483	812
*	TeleNav Inc.	87,679	778
*	Deltek Inc.	110,101	662
*	Pericom Semiconductor Corp.	87,549	649
	Renaissance Learning Inc.	38,593	648
*	Viasystems Group Inc.	34,925	614
*	Smith Micro Software Inc.	340,798	518
	Pulse Electronics Corp.	145,038	415
*,^ Motricity Inc.		244,312	413
*	BigBand Networks Inc.	192,364	246
*,^ Energy Conversion Devices Inc.		285,372	151
*	CSR plc ADR	2,473	32
			1,702,869
Materials (4.7%)
*	Allied Nevada Gold Corp.	898,684	32,182
*	WR Grace & Co.	778,653	25,929
*	Rockwood Holdings Inc.	688,644	23,200
	NewMarket Corp.	117,510	17,846
	Royal Gold Inc.	273,718	17,534
*	Solutia Inc.	1,292,421	16,608
*	Intrepid Potash Inc.	558,044	13,879
	Balchem Corp.	305,980	11,416
	Silgan Holdings Inc.	260,133	9,557
	Schnitzer Steel Industries Inc.	257,117	9,462

*	Stillwater Mining Co.	1,092,502	9,286
	Globe Specialty Metals Inc.	638,004	9,264
*	Calgon Carbon Corp.	598,790	8,724
*	Clearwater Paper Corp.	244,283	8,301
	PolyOne Corp.	643,682	6,894
	Buckeye Technologies Inc.	274,945	6,629
*	KapStone Paper and Packaging Corp.	416,083	5,779
	Worthington Industries Inc.	409,535	5,721
^	Gold Resource Corp.	337,223	5,615
	Koppers Holdings Inc.	218,513	5,596
*	Hecla Mining Co.	1,036,209	5,554
*	Innospec Inc.	226,278	5,478
*	LSB Industries Inc.	187,758	5,383
	Olin Corp.	295,820	5,328
*	US Gold Corp.	1,258,542	5,047
*	Ferro Corp.	820,530	5,046
*	Materion Corp.	208,043	4,718
	Deltic Timber Corp.	73,662	4,396
	Schweitzer-Mauduit International Inc.	65,122	3,638
	Hawkins Inc.	92,873	2,957
	Haynes International Inc.	64,517	2,803
	AK Steel Holding Corp.	408,458	2,671
*,^ Paramount Gold and Silver Corp.		1,083,333	2,557
*	STR Holdings Inc.	307,403	2,493
*	Graphic Packaging Holding Co.	713,119	2,460
*	Golden Minerals Co.	298,525	2,221
^	Texas Industries Inc.	67,265	2,135
	Stepan Co.	30,120	2,024
*	Zoltek Cos. Inc.	309,603	1,991
	Kronos Worldwide Inc.	122,942	1,977
*,^ General Moly Inc.		624,951	1,812
*	Georgia Gulf Corp.	125,936	1,742
*	Omnova Solutions Inc.	429,809	1,539
*	United States Lime & Minerals Inc.	23,786	949
*	Mercer International Inc.	126,864	863
*	Metals USA Holdings Corp.	68,100	610
*	Headwaters Inc.	323,258	466
			328,280
Telecommunication Services (1.6%)
*	Level 3 Communications Inc.	18,068,673	26,922
*	tw telecom inc Class A	1,517,650	25,072
	AboveNet Inc.	232,726	12,474
*	Global Crossing Ltd.	356,226	8,517
*	Cogent Communications Group Inc.	463,116	6,229
*	PAETEC Holding Corp.	899,991	4,761
*	Vonage Holdings Corp.	1,537,928	3,999
^	Alaska Communications Systems Group Inc.	478,119	3,136
*	Neutral Tandem Inc.	314,009	3,040
*	General Communication Inc. Class A	344,290	2,823
	Shenandoah Telecommunications Co.	239,072	2,663
*	Leap Wireless International Inc.	332,813	2,296
*	Cbeyond Inc.	314,918	2,223
*	Premiere Global Services Inc.	342,228	2,197
	NTELOS Holdings Corp.	117,064	2,076
	Atlantic Tele-Network Inc.	53,089	1,746

* Iridium Communications Inc.			146,054	906
				111,080
Utilities (0.7%)
ITC Holdings Corp.			541,150	41,901
* GenOn Energy Inc.			2,863,110	7,959
* Dynegy Inc. Class A			361,275	1,489
				51,349
Total Common Stocks (Cost $7,559,119)				6,970,772
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
[2,3] Vanguard Market Liquidity Fund	0.144%		157,075,726	157,076

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.025%	12/2/11	2,000	1,999
Total Temporary Cash Investments (Cost $159,075)				159,075
Total Investments (102.3%) (Cost $7,718,194)				7,129,847
Other Assets and Liabilities-Net (-2.3%)[2]				(158,594)
Net Assets (100%)				6,971,253

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $131,218,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 2.1%, respectively, of net assets.
2 Includes $145,685,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Small-Cap Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,970,444	—	328
Temporary Cash Investments	157,075	1,999	—
Futures Contracts—Liabilities[1]	(435)	—	—
Total	7,127,085	1,999	328
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	202
Balance as of September 30, 2011	202

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Small-Cap Growth Index Fund

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2011	210	13,472	(630)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $7,718,195,000. Net unrealized depreciation of investment securities for tax purposes was $588,348,000, consisting of unrealized gains of $709,485,000 on securities that had risen in value since their purchase and $1,297,833,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (17.1%)
Limited Brands Inc.	3,290,074	126,701
* Chipotle Mexican Grill Inc. Class A	378,287	114,602
Ross Stores Inc.	1,428,386	112,400
* O'Reilly Automotive Inc.	1,675,970	111,670
* Dollar Tree Inc.	1,486,427	111,646
Mattel Inc.	4,225,342	109,394
* Liberty Interactive Corp. Class A	6,955,056	102,726
Harley-Davidson Inc.	2,872,157	98,601
Nordstrom Inc.	2,137,533	97,642
Genuine Parts Co.	1,912,379	97,149
Starwood Hotels & Resorts Worldwide Inc.	2,371,307	92,054
Fortune Brands Inc.	1,686,628	91,213
Tiffany & Co.	1,474,867	89,701
Virgin Media Inc.	3,663,926	89,217
* BorgWarner Inc.	1,331,093	80,571
Family Dollar Stores Inc.	1,486,691	75,613
Darden Restaurants Inc.	1,658,436	70,898
* Sirius XM Radio Inc.	45,573,917	68,817
* Netflix Inc.	606,122	68,589
Abercrombie & Fitch Co.	1,067,234	65,699
* CarMax Inc.	2,745,454	65,479
Expedia Inc.	2,409,355	62,041
* Apollo Group Inc. Class A	1,543,963	61,156
* Lululemon Athletica Inc.	1,212,915	59,008
Wyndham Worldwide Corp.	2,066,217	58,908
PetSmart Inc.	1,378,357	58,787
Tractor Supply Co.	878,204	54,932
Lear Corp.	1,278,053	54,828
Advance Auto Parts Inc.	931,592	54,125
* Liberty Media Corp. - Liberty Capital Class A	810,172	53,569
* Fossil Inc.	653,732	52,991
International Game Technology	3,645,479	52,969
Autoliv Inc.	1,083,892	52,569
* Liberty Global Inc. Class A	1,440,321	52,111
H&R Block Inc.	3,710,586	49,388
Hasbro Inc.	1,490,488	48,605
* Liberty Global Inc.	1,361,549	47,123
Whirlpool Corp.	926,570	46,245
^ Garmin Ltd.	1,414,967	44,953
PVH Corp.	736,650	42,902
Interpublic Group of Cos. Inc.	5,940,452	42,771
Scripps Networks Interactive Inc. Class A	1,138,059	42,302
Newell Rubbermaid Inc.	3,539,692	42,016
* TRW Automotive Holdings Corp.	1,276,860	41,792
* NVR Inc.	67,931	41,029
Tupperware Brands Corp.	758,579	40,766
* LKQ Corp.	1,684,635	40,701
Cablevision Systems Corp. Class A	2,555,282	40,195
* GameStop Corp. Class A	1,717,254	39,669

*	Dick's Sporting Goods Inc.	1,156,717	38,704
*	MGM Resorts International	4,159,649	38,643
*	Liberty Media Corp. - Liberty Starz Class A	598,154	38,019
	Royal Caribbean Cruises Ltd.	1,715,337	37,120
	Williams-Sonoma Inc.	1,148,446	35,361
*	Urban Outfitters Inc.	1,553,587	34,676
	Leggett & Platt Inc.	1,738,055	34,396
	DR Horton Inc.	3,493,823	31,584
*	Mohawk Industries Inc.	710,130	30,472
*	Goodyear Tire & Rubber Co.	2,967,633	29,943
	DeVry Inc.	794,292	29,357
	Gannett Co. Inc.	2,922,506	27,851
*	Toll Brothers Inc.	1,826,677	26,359
	American Eagle Outfitters Inc.	2,133,681	25,007
	Lennar Corp. Class A	1,828,949	24,764
	Harman International Industries Inc.	850,368	24,303
	Weight Watchers International Inc.	399,813	23,289
	Guess? Inc.	788,367	22,461
	Washington Post Co. Class B	61,164	19,999
*,^ AutoNation Inc.		539,785	17,694
*	Hyatt Hotels Corp. Class A	541,917	17,000
*	Pulte Group Inc.	4,191,609	16,557
*,^ ITT Educational Services Inc.		255,943	14,737
*	Lamar Advertising Co. Class A	755,784	12,871
*,^ Dunkin' Brands Group Inc.		292,775	8,110
*	Clear Channel Outdoor Holdings Inc. Class A	472,171	4,419
	Lennar Corp. Class B	63,528	649
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,389	2
			3,983,180
Consumer Staples (5.5%)
*	Green Mountain Coffee Roasters Inc.	1,552,173	144,259
	Whole Foods Market Inc.	1,815,552	118,574
	Dr Pepper Snapple Group Inc.	2,690,910	104,353
	Bunge Ltd.	1,789,836	104,329
	JM Smucker Co.	1,409,908	102,768
	Coca-Cola Enterprises Inc.	3,950,990	98,301
*	Hansen Natural Corp.	913,248	79,717
	Herbalife Ltd.	1,435,669	76,952
	Church & Dwight Co. Inc.	1,733,429	76,618
	McCormick & Co. Inc.	1,458,504	67,325
	Tyson Foods Inc. Class A	3,762,158	65,311
*	Energizer Holdings Inc.	846,972	56,273
*	Ralcorp Holdings Inc.	669,092	51,326
	Hormel Foods Corp.	1,785,330	48,240
*	Constellation Brands Inc. Class A	2,302,565	41,446
*	Smithfield Foods Inc.	1,816,542	35,423
*	Dean Foods Co.	2,228,685	19,768
			1,290,983
Energy (8.5%)
	El Paso Corp.	9,347,798	163,399
	Range Resources Corp.	1,952,689	114,154
*	FMC Technologies Inc.	2,921,407	109,845
	Consol Energy Inc.	2,755,053	93,479
	EQT Corp.	1,725,680	92,082
*	Concho Resources Inc.	1,193,795	84,927
	Pioneer Natural Resources Co.	1,277,345	84,011

Cabot Oil & Gas Corp.	1,269,819	78,614
HollyFrontier Corp.	2,541,272	66,632
* Newfield Exploration Co.	1,634,609	64,878
* Kinder Morgan Management LLC	1,041,179	61,107
Southern Union Co.	1,440,163	58,427
QEP Resources Inc.	2,148,604	58,163
Cimarex Energy Co.	1,039,772	57,915
* Denbury Resources Inc.	4,885,269	56,181
Helmerich & Payne Inc.	1,300,249	52,790
* Whiting Petroleum Corp.	1,426,722	50,049
Core Laboratories NV	553,946	49,761
SM Energy Co.	773,355	46,904
* Rowan Cos. Inc.	1,549,348	46,775
Oceaneering International Inc.	1,319,285	46,624
Sunoco Inc.	1,472,071	45,649
* Nabors Industries Ltd.	3,493,123	42,826
* Dresser-Rand Group Inc.	969,657	39,300
* Plains Exploration & Production Co.	1,713,962	38,924
Arch Coal Inc.	2,564,255	37,387
Energen Corp.	876,610	35,845
* Tesoro Corp.	1,747,556	34,025
Patterson-UTI Energy Inc.	1,879,401	32,589
* McDermott International Inc.	2,850,999	30,677
* Continental Resources Inc.	548,596	26,536
* SandRidge Energy Inc.	4,489,063	24,959
* Forest Oil Corp.	1,313,152	18,909
EXCO Resources Inc.	1,560,763	16,731
* Cobalt International Energy Inc.	1,412,452	10,890
* Quicksilver Resources Inc.	1,144,181	8,673
* Alpha Natural Resources Inc.	17,471	309
		1,980,946
Financials (15.9%)
AvalonBay Communities Inc.	1,143,168	130,378
* IntercontinentalExchange Inc.	893,760	105,696
Health Care REIT Inc.	2,148,652	100,557
Host Hotels & Resorts Inc.	8,341,212	91,253
SLM Corp.	6,411,367	79,821
Unum Group	3,741,627	78,424
Moody's Corp.	2,492,189	75,887
Kimco Realty Corp.	4,946,686	74,349
NYSE Euronext	3,182,409	73,959
XL Group plc Class A	3,761,209	70,711
* CIT Group Inc.	2,315,662	70,327
KeyCorp	11,558,162	68,540
Plum Creek Timber Co. Inc.	1,968,438	68,324
Willis Group Holdings plc	1,986,655	68,281
Macerich Co.	1,591,222	67,834
Digital Realty Trust Inc.	1,156,843	63,811
New York Community Bancorp Inc.	5,316,414	63,265
Federal Realty Investment Trust	756,555	62,348
Lincoln National Corp.	3,810,473	59,558
SL Green Realty Corp.	1,007,612	58,593
UDR Inc.	2,608,007	57,741
Leucadia National Corp.	2,526,863	57,309
American Capital Agency Corp.	2,091,091	56,669
Comerica Inc.	2,442,441	56,103
Rayonier Inc.	1,479,345	54,425

* Arch Capital Group Ltd.	1,638,798	53,548
Everest Re Group Ltd.	659,860	52,380
Realty Income Corp.	1,619,102	52,200
People's United Financial Inc.	4,576,748	52,175
Regions Financial Corp.	15,273,515	50,861
Huntington Bancshares Inc.	10,495,376	50,378
Cincinnati Financial Corp.	1,882,286	49,561
* Affiliated Managers Group Inc.	632,688	49,381
Torchmark Corp.	1,386,722	48,341
* CB Richard Ellis Group Inc. Class A	3,555,425	47,856
Alexandria Real Estate Equities Inc.	750,772	46,090
* MSCI Inc. Class A	1,459,430	44,264
Legg Mason Inc.	1,717,990	44,170
WR Berkley Corp.	1,463,449	43,450
Assurant Inc.	1,173,097	41,997
Reinsurance Group of America Inc. Class A	898,401	41,282
Liberty Property Trust	1,401,654	40,802
PartnerRe Ltd.	779,714	40,756
RenaissanceRe Holdings Ltd.	628,837	40,120
* Markel Corp.	112,296	40,104
Fidelity National Financial Inc. Class A	2,579,740	39,160
Axis Capital Holdings Ltd.	1,495,278	38,787
Regency Centers Corp.	1,092,745	38,607
HCC Insurance Holdings Inc.	1,382,045	37,384
Transatlantic Holdings Inc.	759,908	36,871
* NASDAQ OMX Group Inc.	1,504,173	34,807
Chimera Investment Corp.	12,492,298	34,604
* Genworth Financial Inc. Class A	5,963,043	34,228
Piedmont Office Realty Trust Inc. Class A	2,099,870	33,955
Raymond James Financial Inc.	1,307,805	33,951
White Mountains Insurance Group Ltd.	83,475	33,870
Hudson City Bancorp Inc.	5,762,093	32,613
Duke Realty Corp.	3,070,813	32,244
Eaton Vance Corp.	1,443,118	32,138
Hospitality Properties Trust	1,500,470	31,855
Zions Bancorporation	2,234,505	31,439
Commerce Bancshares Inc.	900,116	31,279
Cullen/Frost Bankers Inc.	670,048	30,728
Weingarten Realty Investors	1,394,326	29,518
American Financial Group Inc.	943,074	29,301
SEI Investments Co.	1,801,047	27,700
Jones Lang LaSalle Inc.	522,133	27,052
Old Republic International Corp.	2,996,376	26,728
Brown & Brown Inc.	1,476,819	26,287
Assured Guaranty Ltd.	2,016,384	22,160
City National Corp.	582,317	21,988
Jefferies Group Inc.	1,683,540	20,893
^ Federated Investors Inc. Class B	1,145,266	20,076
Validus Holdings Ltd.	777,241	19,369
First Horizon National Corp.	3,202,208	19,085
BOK Financial Corp.	333,107	15,619
CBOE Holdings Inc.	630,082	15,418
* TFS Financial Corp.	1,124,876	9,145
* LPL Investment Holdings Inc.	330,957	8,413
		3,701,151
Health Care (11.8%)
Humana Inc.	2,046,998	148,878

* Alexion Pharmaceuticals Inc.	2,219,890	142,206
AmerisourceBergen Corp. Class A	3,330,301	124,120
* Cerner Corp.	1,738,045	119,091
* Vertex Pharmaceuticals Inc.	2,504,142	111,535
* Watson Pharmaceuticals Inc.	1,537,451	104,931
* Edwards Lifesciences Corp.	1,394,030	99,366
Perrigo Co.	1,014,375	98,506
* Laboratory Corp. of America Holdings	1,218,031	96,285
CR Bard Inc.	1,041,202	91,147
* Mylan Inc.	5,339,593	90,773
* Waters Corp.	1,113,915	84,089
* Life Technologies Corp.	2,173,063	83,511
* Hospira Inc.	2,039,460	75,460
* Cephalon Inc.	935,008	75,455
* Varian Medical Systems Inc.	1,424,493	74,302
* DaVita Inc.	1,160,890	72,753
* Henry Schein Inc.	1,121,408	69,539
* CareFusion Corp.	2,716,072	65,050
* Illumina Inc.	1,496,714	61,246
* Mettler-Toledo International Inc.	390,644	54,675
* ResMed Inc.	1,858,788	53,515
DENTSPLY International Inc.	1,711,195	52,517
* Kinetic Concepts Inc.	795,120	52,390
* Coventry Health Care Inc.	1,801,694	51,907
* Regeneron Pharmaceuticals Inc.	862,933	50,223
* Hologic Inc.	3,179,102	48,354
* IDEXX Laboratories Inc.	697,033	48,074
* Allscripts Healthcare Solutions Inc.	2,312,325	41,668
* Endo Pharmaceuticals Holdings Inc.	1,417,620	39,679
Universal Health Services Inc. Class B	1,098,661	37,355
Omnicare Inc.	1,410,240	35,862
Patterson Cos. Inc.	1,195,643	34,231
Pharmaceutical Product Development Inc.	1,307,630	33,554
* Covance Inc.	737,287	33,510
* Gen-Probe Inc.	583,091	33,382
* Human Genome Sciences Inc.	2,304,996	29,250
Lincare Holdings Inc.	1,151,708	25,913
* Warner Chilcott plc Class A	1,698,688	24,291
* Bio-Rad Laboratories Inc. Class A	236,239	21,443
* Alere Inc.	988,319	19,421
* Community Health Systems Inc.	1,155,365	19,225
* Dendreon Corp.	1,774,266	15,968
* Charles River Laboratories International Inc.	533,841	15,279
		2,759,929
Industrials (11.2%)
Goodrich Corp.	1,517,922	183,183
Fastenal Co.	3,405,123	113,322
WW Grainger Inc.	715,735	107,031
Dover Corp.	2,268,020	105,690
Cooper Industries plc	2,005,998	92,517
Roper Industries Inc.	1,165,710	80,329
* Stericycle Inc.	991,379	80,024
Joy Global Inc.	1,273,740	79,456
* United Continental Holdings Inc.	4,033,798	78,175
Iron Mountain Inc.	2,195,554	69,423
* Kansas City Southern	1,333,916	66,642
AMETEK Inc.	1,954,835	64,451

Pall Corp.	1,411,500	59,848
Textron Inc.	3,356,929	59,216
* Verisk Analytics Inc. Class A	1,576,248	54,806
Flowserve Corp.	678,630	50,219
* Jacobs Engineering Group Inc.	1,541,498	49,775
* Quanta Services Inc.	2,573,865	48,363
Donaldson Co. Inc.	881,030	48,280
Pitney Bowes Inc.	2,477,963	46,586
Equifax Inc.	1,496,011	45,987
Cintas Corp.	1,589,652	44,733
KBR Inc.	1,842,216	43,532
JB Hunt Transport Services Inc.	1,169,213	42,232
* AGCO Corp.	1,152,423	39,839
Towers Watson & Co. Class A	661,412	39,539
* IHS Inc. Class A	512,595	38,347
Pentair Inc.	1,196,283	38,293
Dun & Bradstreet Corp.	600,917	36,812
Robert Half International Inc.	1,695,500	35,979
RR Donnelley & Sons Co.	2,523,714	35,635
Manpower Inc.	999,779	33,613
Timken Co.	1,011,522	33,198
MSC Industrial Direct Co. Class A	568,551	32,100
Hubbell Inc. Class B	645,342	31,970
* Owens Corning	1,441,180	31,245
Masco Corp.	4,374,735	31,148
Avery Dennison Corp.	1,234,123	30,952
* Hertz Global Holdings Inc.	3,285,317	29,239
* Copart Inc.	726,180	28,408
* Nielsen Holdings NV	1,088,403	28,386
* URS Corp.	955,829	28,350
SPX Corp.	619,852	28,085
* Sensata Technologies Holding NV	1,059,963	28,047
* Navistar International Corp.	836,133	26,857
* Foster Wheeler AG	1,507,365	26,816
* Babcock & Wilcox Co.	1,357,371	26,537
Covanta Holding Corp.	1,610,522	24,464
Ryder System Inc.	624,632	23,430
* AECOM Technology Corp.	1,305,090	23,061
* Spirit Aerosystems Holdings Inc. Class A	1,430,597	22,818
Alliant Techsystems Inc.	408,203	22,251
* Shaw Group Inc.	878,395	19,096
Harsco Corp.	981,454	19,030
* Terex Corp.	1,333,450	13,681
		2,621,046
Information Technology (15.0%)
* Motorola Mobility Holdings Inc.	3,406,297	128,690
* SanDisk Corp.	2,897,680	116,921
* Teradata Corp.	2,051,926	109,840
* Red Hat Inc.	2,346,391	99,158
* NVIDIA Corp.	7,297,133	91,214
* Fiserv Inc.	1,745,761	88,632
Xilinx Inc.	3,228,987	88,603
Avago Technologies Ltd.	2,690,031	88,152
Amphenol Corp. Class A	2,141,308	87,301
Maxim Integrated Products Inc.	3,590,529	83,767
* BMC Software Inc.	2,149,909	82,901
* Electronic Arts Inc.	4,041,265	82,644

KLA-Tencor Corp.	2,040,966	78,128
* Autodesk Inc.	2,793,449	77,602
Linear Technology Corp.	2,768,365	76,545
* Western Digital Corp.	2,825,016	72,659
Microchip Technology Inc.	2,315,462	72,034
* F5 Networks Inc.	985,991	70,055
* Nuance Communications Inc.	2,943,734	59,934
* Rovi Corp.	1,372,827	59,004
* Alliance Data Systems Corp.	620,213	57,494
* Lam Research Corp.	1,513,306	57,475
VeriSign Inc.	1,945,522	55,661
* Micron Technology Inc.	10,956,484	55,221
* ANSYS Inc.	1,115,961	54,727
Seagate Technology plc	5,228,012	53,744
Harris Corp.	1,546,214	52,834
* Informatica Corp.	1,285,758	52,652
* Flextronics International Ltd.	9,214,299	51,877
Computer Sciences Corp.	1,885,265	50,619
* Equinix Inc.	569,298	50,571
* Trimble Navigation Ltd.	1,490,586	50,009
FLIR Systems Inc.	1,941,001	48,622
* Avnet Inc.	1,857,103	48,433
Factset Research Systems Inc.	532,751	47,399
* TIBCO Software Inc.	2,017,034	45,161
* Akamai Technologies Inc.	2,269,569	45,119
* Atmel Corp.	5,561,177	44,879
* VeriFone Systems Inc.	1,260,880	44,156
* Synopsys Inc.	1,782,991	43,434
* Rackspace Hosting Inc.	1,257,320	42,925
Jabil Circuit Inc.	2,390,584	42,529
* SAIC Inc.	3,476,132	41,053
* IAC/InterActiveCorp	1,036,778	41,005
* Skyworks Solutions Inc.	2,264,453	40,624
* Polycom Inc.	2,145,138	39,406
Global Payments Inc.	973,234	39,309
* Arrow Electronics Inc.	1,410,749	39,191
* ON Semiconductor Corp.	5,405,778	38,759
* LSI Corp.	7,366,131	38,157
* Advanced Micro Devices Inc.	7,107,788	36,108
* Riverbed Technology Inc.	1,773,493	35,399
* Cree Inc.	1,331,486	34,592
Total System Services Inc.	1,990,496	33,699
* Acme Packet Inc.	750,953	31,983
* Ingram Micro Inc.	1,957,333	31,572
Broadridge Financial Solutions Inc.	1,499,485	30,200
* Lexmark International Inc. Class A	963,833	26,052
* Brocade Communications Systems Inc.	5,747,135	24,828
Molex Inc.	900,588	18,345
* Dolby Laboratories Inc. Class A	645,319	17,708
* AOL Inc.	1,300,924	15,611
* MEMC Electronic Materials Inc.	2,803,249	14,689
Molex Inc. Class A	779,053	13,150
* Freescale Semiconductor Holdings I Ltd.	583,293	6,434
		3,497,199
Materials (6.6%)
CF Industries Holdings Inc.	868,935	107,218
Sigma-Aldrich Corp.	1,480,624	91,488

	Cliffs Natural Resources Inc.	1,758,386	89,977
	Sherwin-Williams Co.	1,099,980	81,751
	Celanese Corp. Class A	1,899,000	61,775
	FMC Corp.	872,056	60,311
	Ball Corp.	1,939,597	60,166
	Eastman Chemical Co.	863,617	59,184
*	Crown Holdings Inc.	1,895,605	58,024
	Airgas Inc.	906,485	57,852
	Nalco Holding Co.	1,602,013	56,038
	International Flavors & Fragrances Inc.	977,096	54,932
	MeadWestvaco Corp.	2,062,648	50,659
	Walter Energy Inc.	757,188	45,439
	Allegheny Technologies Inc.	1,225,554	45,333
^	Vulcan Materials Co.	1,569,381	43,252
	Albemarle Corp.	1,058,762	42,774
	Ashland Inc.	961,945	42,460
	Rock-Tenn Co. Class A	841,972	40,987
^	United States Steel Corp.	1,747,519	38,463
	Bemis Co. Inc.	1,280,371	37,528
^	Martin Marietta Materials Inc.	553,355	34,983
	Valspar Corp.	1,108,467	34,595
	Sonoco Products Co.	1,211,801	34,209
	Sealed Air Corp.	1,946,764	32,511
	Reliance Steel & Aluminum Co.	909,409	30,929
*	Owens-Illinois Inc.	1,993,497	30,142
	Steel Dynamics Inc.	2,522,672	25,025
	Scotts Miracle-Gro Co. Class A	553,267	24,676
*,^ Molycorp Inc.		714,181	23,475
	Huntsman Corp.	2,346,031	22,686
	Titanium Metals Corp.	1,096,025	16,418
	Greif Inc. Class A	286,575	12,291
			1,547,551
Telecommunication Services (1.3%)
	Frontier Communications Corp.	12,097,984	73,919
	Windstream Corp.	6,199,176	72,282
*	NII Holdings Inc.	2,068,836	55,755
*	SBA Communications Corp. Class A	1,377,775	47,506
*	MetroPCS Communications Inc.	3,055,149	26,610
	Telephone & Data Systems Inc. (Special Common Shares)	591,295	11,690
*	United States Cellular Corp.	158,823	6,297
	Telephone & Data Systems Inc.	270,988	5,759
*,^ Clearwire Corp. Class A		1,646,888	3,837
			303,655
Utilities (7.0%)
	DTE Energy Co.	2,058,579	100,912
	CenterPoint Energy Inc.	4,912,744	96,388
	Wisconsin Energy Corp.	2,841,389	88,907
	Constellation Energy Group Inc.	2,317,728	88,213
	Ameren Corp.	2,931,363	87,267
	Oneok Inc.	1,236,996	81,691
	NiSource Inc.	3,398,596	72,662
	Northeast Utilities	2,148,876	72,310
	American Water Works Co. Inc.	2,131,555	64,330
*	NRG Energy Inc.	2,930,611	62,158
	CMS Energy Corp.	3,067,539	60,707
	SCANA Corp.	1,483,081	59,991

Pinnacle West Capital Corp.			1,325,130	56,901
OGE Energy Corp.			1,190,140	56,877
NSTAR			1,259,147	56,422
* Calpine Corp.			3,793,723	53,416
Alliant Energy Corp.			1,348,574	52,163
Pepco Holdings Inc.			2,744,364	51,923
Integrys Energy Group Inc.			951,589	46,266
MDU Resources Group Inc.			2,294,875	44,039
DPL Inc.			1,421,450	42,841
TECO Energy Inc.			2,482,033	42,517
NV Energy Inc.			2,866,900	42,172
National Fuel Gas Co.			854,363	41,590
AGL Resources Inc.			951,844	38,778
Aqua America Inc.			1,680,052	36,239
UGI Corp.			1,357,993	35,674
				1,633,354
Total Common Stocks (Cost $24,001,154)				23,318,994
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.144%		154,811,859	154,812

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.025%	12/2/11	1,000	1,000
Total Temporary Cash Investments (Cost $155,812)				155,812
Total Investments (100.6%) (Cost $24,156,966)				23,474,806
Other Assets and Liabilities-Net (-0.6%)[3]				(137,994)
Net Assets (100%)				23,336,812

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $126,262,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $133,974,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Mid-Cap Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,318,994	—	—
Temporary Cash Investments	154,812	1,000	—
Futures Contracts—Liabilities[1]	(297)	—	—
Total	23,474,509	1,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2011	135	10,515	(640)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Index Fund

D. At September 30, 2011, the cost of investment securities for tax purposes was $24,156,966,000. Net unrealized depreciation of investment securities for tax purposes was $682,160,000, consisting of unrealized gains of $3,276,254,000 on securities that had risen in value since their purchase and $3,958,414,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.2%)
Limited Brands Inc.	381,186	14,679
Mattel Inc.	489,442	12,672
* Liberty Interactive Corp. Class A	805,683	11,900
Nordstrom Inc.	247,623	11,311
Genuine Parts Co.	221,563	11,255
Fortune Brands Inc.	195,394	10,567
Darden Restaurants Inc.	192,012	8,209
Wyndham Worldwide Corp.	239,381	6,825
Lear Corp.	147,957	6,347
H&R Block Inc.	429,586	5,718
Hasbro Inc.	172,729	5,633
Whirlpool Corp.	107,408	5,361
^ Garmin Ltd.	163,802	5,204
Newell Rubbermaid Inc.	409,795	4,864
* GameStop Corp. Class A	198,837	4,593
Leggett & Platt Inc.	201,047	3,979
Autoliv Inc.	81,685	3,962
DR Horton Inc.	405,314	3,664
* Mohawk Industries Inc.	82,407	3,536
Gannett Co. Inc.	339,045	3,231
Lennar Corp. Class A	219,537	2,973
American Eagle Outfitters Inc.	247,322	2,899
Royal Caribbean Cruises Ltd.	129,268	2,797
Williams-Sonoma Inc.	86,363	2,659
* NVR Inc.	3,928	2,372
Washington Post Co. Class B	7,068	2,311
* Liberty Global Inc. Class A	58,341	2,111
* Toll Brothers Inc.	137,215	1,980
* Liberty Global Inc.	55,147	1,909
PVH Corp.	29,814	1,736
* TRW Automotive Holdings Corp.	51,872	1,698
Tupperware Brands Corp.	30,842	1,657
* MGM Resorts International	168,258	1,563
Harman International Industries Inc.	49,292	1,409
* Hyatt Hotels Corp. Class A	40,664	1,276
* Pulte Group Inc.	241,550	954
Guess? Inc.	31,800	906
* Lamar Advertising Co. Class A	30,554	520
* Clear Channel Outdoor Holdings Inc. Class A	18,723	175
		177,415
Consumer Staples (6.9%)
Dr Pepper Snapple Group Inc.	311,776	12,091
Bunge Ltd.	207,395	12,089
JM Smucker Co.	163,389	11,909
Coca-Cola Enterprises Inc.	457,670	11,387
Church & Dwight Co. Inc.	200,845	8,877
McCormick & Co. Inc.	168,967	7,800
Tyson Foods Inc. Class A	435,594	7,562
* Ralcorp Holdings Inc.	77,487	5,944

* Constellation Brands Inc. Class A	266,515	4,797
* Smithfield Foods Inc.	210,279	4,100
Hormel Foods Corp.	134,270	3,628
* Dean Foods Co.	258,043	2,289
		92,473
Energy (4.3%)
EQT Corp.	199,950	10,669
Southern Union Co.	166,840	6,769
Cimarex Energy Co.	120,423	6,708
* Rowan Cos. Inc.	179,338	5,414
* Nabors Industries Ltd.	404,407	4,958
* Kinder Morgan Management LLC	78,407	4,602
* Plains Exploration & Production Co.	198,358	4,505
Energen Corp.	101,569	4,153
Patterson-UTI Energy Inc.	217,877	3,778
* Newfield Exploration Co.	94,738	3,760
* Tesoro Corp.	70,961	1,382
* Forest Oil Corp.	53,020	763
		57,461
Financials (27.3%)
AvalonBay Communities Inc.	132,481	15,109
Health Care REIT Inc.	248,922	11,650
SLM Corp.	742,747	9,247
Unum Group	433,459	9,085
Kimco Realty Corp.	573,099	8,614
NYSE Euronext	368,737	8,569
XL Group plc Class A	435,856	8,194
* CIT Group Inc.	268,320	8,149
KeyCorp	1,338,187	7,935
Plum Creek Timber Co. Inc.	228,127	7,918
Willis Group Holdings plc	230,175	7,911
Macerich Co.	184,391	7,861
New York Community Bancorp Inc.	616,099	7,332
Lincoln National Corp.	441,131	6,895
SL Green Realty Corp.	116,755	6,789
UDR Inc.	301,913	6,684
American Capital Agency Corp.	242,344	6,568
Comerica Inc.	283,001	6,501
Rayonier Inc.	171,433	6,307
* Arch Capital Group Ltd.	189,736	6,200
Everest Re Group Ltd.	76,484	6,071
Realty Income Corp.	187,653	6,050
People's United Financial Inc.	529,865	6,040
Regions Financial Corp.	1,768,461	5,889
Huntington Bancshares Inc.	1,215,170	5,833
Cincinnati Financial Corp.	218,137	5,744
Torchmark Corp.	160,692	5,602
Alexandria Real Estate Equities Inc.	86,970	5,339
Host Hotels & Resorts Inc.	482,795	5,282
Legg Mason Inc.	199,087	5,119
WR Berkley Corp.	169,547	5,034
Assurant Inc.	135,958	4,867
Digital Realty Trust Inc.	87,106	4,805
Reinsurance Group of America Inc. Class A	104,159	4,786
Liberty Property Trust	162,204	4,722
PartnerRe Ltd.	90,330	4,722

Federal Realty Investment Trust	57,001	4,697
RenaissanceRe Holdings Ltd.	72,837	4,647
* Markel Corp.	13,006	4,645
Fidelity National Financial Inc. Class A	298,471	4,531
Axis Capital Holdings Ltd.	173,015	4,488
Regency Centers Corp.	126,465	4,468
Moody's Corp.	144,216	4,391
HCC Insurance Holdings Inc.	160,322	4,337
Transatlantic Holdings Inc.	87,898	4,265
* NASDAQ OMX Group Inc.	174,043	4,027
Chimera Investment Corp.	1,445,645	4,004
* Genworth Financial Inc. Class A	691,772	3,971
Piedmont Office Realty Trust Inc. Class A	243,607	3,939
Raymond James Financial Inc.	151,288	3,927
White Mountains Insurance Group Ltd.	9,660	3,920
Hudson City Bancorp Inc.	668,496	3,784
Duke Realty Corp.	356,246	3,741
Hospitality Properties Trust	173,731	3,688
Zions Bancorporation	258,672	3,640
Commerce Bancshares Inc.	104,152	3,619
Cullen/Frost Bankers Inc.	77,567	3,557
Weingarten Realty Investors	161,424	3,417
American Financial Group Inc.	109,407	3,399
Leucadia National Corp.	146,623	3,325
Old Republic International Corp.	347,322	3,098
Assured Guaranty Ltd.	233,436	2,565
City National Corp.	67,297	2,541
Jefferies Group Inc.	194,960	2,419
^ Federated Investors Inc. Class B	132,581	2,324
Validus Holdings Ltd.	89,816	2,238
First Horizon National Corp.	370,914	2,211
BOK Financial Corp.	38,590	1,810
Jones Lang LaSalle Inc.	21,159	1,096
* LPL Investment Holdings Inc.	38,183	971
		367,123
Health Care (6.1%)
Humana Inc.	237,125	17,246
* Watson Pharmaceuticals Inc.	178,192	12,162
* Cephalon Inc.	108,310	8,741
* Kinetic Concepts Inc.	92,050	6,065
* Coventry Health Care Inc.	208,791	6,015
* Hologic Inc.	368,042	5,598
Universal Health Services Inc. Class B	127,240	4,326
Omnicare Inc.	163,125	4,148
Pharmaceutical Product Development Inc.	151,324	3,883
* CareFusion Corp.	157,220	3,765
* Endo Pharmaceuticals Holdings Inc.	81,961	2,294
* Alere Inc.	114,472	2,249
Lincare Holdings Inc.	86,527	1,947
* Community Health Systems Inc.	86,947	1,447
* Warner Chilcott plc Class A	68,573	981
* Charles River Laboratories International Inc.	30,873	884
		81,751
Industrials (9.9%)
Goodrich Corp.	175,873	21,224
Dover Corp.	262,744	12,244

Cooper Industries plc	232,386	10,718
* United Continental Holdings Inc.	467,052	9,051
* Quanta Services Inc.	297,928	5,598
Pitney Bowes Inc.	286,853	5,393
Equifax Inc.	173,168	5,323
Cintas Corp.	184,183	5,183
KBR Inc.	213,470	5,044
Towers Watson & Co. Class A	76,607	4,580
Pentair Inc.	138,572	4,436
RR Donnelley & Sons Co.	292,601	4,131
Timken Co.	117,081	3,843
Hubbell Inc. Class B	74,730	3,702
Avery Dennison Corp.	143,203	3,591
Pall Corp.	81,822	3,469
* URS Corp.	110,743	3,285
Ryder System Inc.	72,209	2,709
* AECOM Technology Corp.	151,080	2,670
Alliant Techsystems Inc.	47,341	2,581
* Owens Corning	108,326	2,348
Masco Corp.	329,513	2,346
* Hertz Global Holdings Inc.	247,418	2,202
Harsco Corp.	113,428	2,199
Manpower Inc.	58,026	1,951
SPX Corp.	35,928	1,628
* Terex Corp.	154,031	1,580
		133,029
Information Technology (9.8%)
Maxim Integrated Products Inc.	415,970	9,705
KLA-Tencor Corp.	236,458	9,052
Microchip Technology Inc.	268,252	8,345
* SanDisk Corp.	167,843	6,772
* Micron Technology Inc.	1,268,568	6,394
Seagate Technology plc	605,301	6,222
Harris Corp.	179,117	6,120
* Flextronics International Ltd.	1,066,803	6,006
Computer Sciences Corp.	218,399	5,864
Xilinx Inc.	186,892	5,128
* Synopsys Inc.	206,368	5,027
Jabil Circuit Inc.	276,775	4,924
* SAIC Inc.	402,425	4,753
* IAC/InterActiveCorp	120,008	4,746
* Arrow Electronics Inc.	163,289	4,536
* LSI Corp.	852,429	4,416
* Lam Research Corp.	113,991	4,329
* Western Digital Corp.	163,495	4,205
Total System Services Inc.	230,459	3,902
* Ingram Micro Inc.	226,628	3,656
Broadridge Financial Solutions Inc.	173,971	3,504
* Lexmark International Inc. Class A	111,741	3,020
* Brocade Communications Systems Inc.	666,224	2,878
* Avnet Inc.	107,574	2,806
Molex Inc.	88,114	1,795
Molex Inc. Class A	106,117	1,791
* MEMC Electronic Materials Inc.	323,710	1,696
* AOL Inc.	52,542	631
		132,223

Materials (7.1%)
Eastman Chemical Co.	100,014	6,854
Airgas Inc.	104,953	6,698
International Flavors & Fragrances Inc.	113,202	6,364
MeadWestvaco Corp.	238,783	5,864
Cliffs Natural Resources Inc.	101,857	5,212
Vulcan Materials Co.	181,815	5,011
Albemarle Corp.	122,742	4,959
Ashland Inc.	111,487	4,921
FMC Corp.	65,642	4,540
United States Steel Corp.	202,314	4,453
Bemis Co. Inc.	148,174	4,343
Martin Marietta Materials Inc.	64,069	4,050
Valspar Corp.	128,504	4,011
Sonoco Products Co.	140,367	3,962
Sealed Air Corp.	225,843	3,772
Reliance Steel & Aluminum Co.	105,266	3,580
* Owens-Illinois Inc.	231,301	3,497
Scotts Miracle-Gro Co. Class A	63,998	2,854
Huntsman Corp.	272,085	2,631
Rock-Tenn Co. Class A	48,886	2,380
Allegheny Technologies Inc.	49,694	1,838
Steel Dynamics Inc.	145,724	1,446
Greif Inc. Class A	33,227	1,425
Titanium Metals Corp.	44,247	663
		95,328
Telecommunication Services (1.5%)
Frontier Communications Corp.	1,400,702	8,558
Windstream Corp.	717,764	8,369
Telephone & Data Systems Inc.	63,225	1,344
* United States Cellular Corp.	18,414	730
Telephone & Data Systems Inc. (Special Common Shares)	36,346	719
		19,720
Utilities (13.9%)
DTE Energy Co.	238,499	11,691
CenterPoint Energy Inc.	569,117	11,166
Wisconsin Energy Corp.	329,219	10,301
Constellation Energy Group Inc.	268,545	10,221
Ameren Corp.	339,411	10,104
Oneok Inc.	143,307	9,464
NiSource Inc.	393,882	8,421
Northeast Utilities	249,044	8,380
American Water Works Co. Inc.	246,993	7,454
* NRG Energy Inc.	339,597	7,203
CMS Energy Corp.	355,127	7,028
SCANA Corp.	171,866	6,952
Pinnacle West Capital Corp.	153,585	6,595
OGE Energy Corp.	137,886	6,590
NSTAR	145,778	6,532
Alliant Energy Corp.	156,276	6,045
Pepco Holdings Inc.	317,694	6,011
Integrys Energy Group Inc.	110,274	5,362
MDU Resources Group Inc.	265,714	5,099
DPL Inc.	164,691	4,964
TECO Energy Inc.	287,336	4,922
NV Energy Inc.	331,879	4,882

National Fuel Gas Co.		98,922	4,816
AGL Resources Inc.		110,095	4,485
Aqua America Inc.		194,478	4,195
UGI Corp.		157,072	4,126
* Calpine Corp.		285,423	4,019
			187,028
Total Common Stocks (Cost $1,459,111)			1,343,551
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)

[1,2] Vanguard Market Liquidity Fund (Cost $5,916)	0.144%	5,916,000	5,916

Total Investments (100.4%) (Cost $1,465,027)			1,349,467
Other Assets and Liabilities-Net (-0.4%)[1]			(5,615)
Net Assets (100%)			1,343,852

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,658,000.
1 Includes $5,917,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $1,465,027,000. Net unrealized depreciation of investment securities for tax purposes was $115,560,000, consisting of unrealized gains of $88,169,000 on securities that had risen in value since their purchase and $203,729,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (20.9%)
*	Chipotle Mexican Grill Inc. Class A	64,024	19,396
	Ross Stores Inc.	241,734	19,022
*	O'Reilly Automotive Inc.	283,661	18,900
*	Dollar Tree Inc.	251,586	18,897
	Harley-Davidson Inc.	486,136	16,689
	Starwood Hotels & Resorts Worldwide Inc.	401,363	15,581
	Tiffany & Co.	249,581	15,179
	Virgin Media Inc.	620,153	15,101
*	BorgWarner Inc.	225,304	13,638
	Family Dollar Stores Inc.	251,788	12,806
*	Sirius XM Radio Inc.	7,717,942	11,654
*	Netflix Inc.	102,664	11,617
	Abercrombie & Fitch Co.	180,613	11,118
*	CarMax Inc.	464,988	11,090
	Expedia Inc.	408,087	10,508
*	Apollo Group Inc. Class A	261,520	10,359
*	Lululemon Athletica Inc.	205,279	9,987
	PetSmart Inc.	233,457	9,957
	Tractor Supply Co.	148,747	9,304
	Advance Auto Parts Inc.	157,657	9,160
*	Liberty Media Corp. - Liberty Capital Class A	137,065	9,063
	International Game Technology	617,465	8,972
*	Fossil Inc.	110,642	8,969
	Interpublic Group of Cos. Inc.	1,006,067	7,244
	Scripps Networks Interactive Inc. Class A	192,762	7,165
*	LKQ Corp.	285,368	6,894
	Cablevision Systems Corp. Class A	432,791	6,808
*	Dick's Sporting Goods Inc.	195,951	6,556
*	Liberty Media Corp. - Liberty Starz Class A	101,213	6,433
*	Urban Outfitters Inc.	263,013	5,870
*	Liberty Global Inc. Class A	158,375	5,730
*	Liberty Global Inc.	149,651	5,179
*	Goodyear Tire & Rubber Co.	501,777	5,063
	DeVry Inc.	134,326	4,965
	PVH Corp.	80,982	4,716
*	TRW Automotive Holdings Corp.	140,347	4,594
	Tupperware Brands Corp.	83,382	4,481
*	MGM Resorts International	456,919	4,245
	Weight Watchers International Inc.	67,592	3,937
*	NVR Inc.	5,748	3,472
	Autoliv Inc.	64,114	3,109
*,^ AutoNation Inc.		91,203	2,990
*	ITT Educational Services Inc.	43,397	2,499
	Guess? Inc.	86,612	2,468
	Royal Caribbean Cruises Ltd.	101,673	2,200
	Williams-Sonoma Inc.	68,002	2,094
	Harman International Industries Inc.	71,989	2,057
*	Toll Brothers Inc.	108,286	1,563
*	Lamar Advertising Co. Class A	83,267	1,418

*	Pulte Group Inc.	354,686	1,401
*,^ Dunkin' Brands Group Inc.		49,630	1,375
*	Hyatt Hotels Corp. Class A	31,957	1,002
*	Clear Channel Outdoor Holdings Inc. Class A	51,157	479
			414,974
Consumer Staples (4.2%)
*	Green Mountain Coffee Roasters Inc.	262,663	24,412
	Whole Foods Market Inc.	307,270	20,068
*	Hansen Natural Corp.	154,512	13,487
	Herbalife Ltd.	242,958	13,023
*	Energizer Holdings Inc.	143,476	9,533
	Hormel Foods Corp.	105,603	2,853
			83,376
Energy (12.7%)
	El Paso Corp.	1,582,157	27,656
	Range Resources Corp.	330,479	19,320
*	FMC Technologies Inc.	494,461	18,592
	Consol Energy Inc.	466,278	15,821
*	Concho Resources Inc.	202,004	14,370
	Pioneer Natural Resources Co.	216,131	14,215
	Cabot Oil & Gas Corp.	214,885	13,303
	HollyFrontier Corp.	430,370	11,284
	QEP Resources Inc.	363,902	9,851
*	Denbury Resources Inc.	827,419	9,515
	Helmerich & Payne Inc.	220,072	8,935
*	Whiting Petroleum Corp.	241,684	8,478
	Core Laboratories NV	93,766	8,423
	SM Energy Co.	130,856	7,936
	Oceaneering International Inc.	223,488	7,898
	Sunoco Inc.	249,333	7,732
*	Dresser-Rand Group Inc.	164,272	6,658
	Arch Coal Inc.	434,129	6,330
*	Newfield Exploration Co.	138,229	5,486
*	McDermott International Inc.	482,892	5,196
*	Continental Resources Inc.	92,767	4,487
*	SandRidge Energy Inc.	758,401	4,217
*	Tesoro Corp.	192,129	3,741
*	Kinder Morgan Management LLC	61,599	3,615
	EXCO Resources Inc.	263,588	2,826
*	Forest Oil Corp.	144,216	2,077
*	Cobalt International Energy Inc.	238,735	1,841
*	Quicksilver Resources Inc.	193,833	1,469
			251,272
Financials (4.5%)
*	IntercontinentalExchange Inc.	151,231	17,884
*	Affiliated Managers Group Inc.	107,057	8,356
*	CB Richard Ellis Group Inc. Class A	602,212	8,106
	Host Hotels & Resorts Inc.	706,320	7,727
*	MSCI Inc. Class A	247,262	7,499
	Moody's Corp.	211,071	6,427
	Eaton Vance Corp.	244,089	5,436
	Leucadia National Corp.	213,704	4,847
	SEI Investments Co.	304,536	4,684
	Brown & Brown Inc.	249,763	4,446
	Digital Realty Trust Inc.	68,472	3,777
	Federal Realty Investment Trust	44,773	3,690

Jones Lang LaSalle Inc.	57,346	2,971
CBOE Holdings Inc.	106,386	2,603
* TFS Financial Corp.	190,551	1,549
		90,002
Health Care (17.5%)
* Alexion Pharmaceuticals Inc.	375,730	24,069
AmerisourceBergen Corp. Class A	563,606	21,006
* Cerner Corp.	294,185	20,158
* Vertex Pharmaceuticals Inc.	423,809	18,876
* Edwards Lifesciences Corp.	235,922	16,816
Perrigo Co.	171,644	16,668
* Laboratory Corp. of America Holdings	206,088	16,291
CR Bard Inc.	176,168	15,422
* Mylan Inc.	903,706	15,363
* Waters Corp.	188,510	14,231
* Life Technologies Corp.	367,729	14,132
* Hospira Inc.	345,399	12,780
* Varian Medical Systems Inc.	241,025	12,572
* DaVita Inc.	196,486	12,314
* Henry Schein Inc.	189,784	11,768
* Illumina Inc.	253,484	10,373
* Mettler-Toledo International Inc.	66,094	9,250
* ResMed Inc.	314,592	9,057
DENTSPLY International Inc.	289,837	8,895
* Regeneron Pharmaceuticals Inc.	146,015	8,498
* IDEXX Laboratories Inc.	118,059	8,143
* Allscripts Healthcare Solutions Inc.	391,712	7,059
Patterson Cos. Inc.	202,070	5,785
* Covance Inc.	124,713	5,668
* Gen-Probe Inc.	98,753	5,654
* CareFusion Corp.	229,673	5,501
* Human Genome Sciences Inc.	390,471	4,955
* Bio-Rad Laboratories Inc. Class A	39,978	3,629
* Endo Pharmaceuticals Holdings Inc.	119,775	3,352
* Dendreon Corp.	299,632	2,697
* Warner Chilcott plc Class A	186,534	2,667
Lincare Holdings Inc.	68,272	1,536
* Charles River Laboratories International Inc.	45,210	1,294
* Community Health Systems Inc.	68,032	1,132
		347,611
Industrials (12.6%)
Fastenal Co.	576,303	19,179
WW Grainger Inc.	121,059	18,103
Roper Industries Inc.	197,221	13,591
* Stericycle Inc.	167,806	13,545
Joy Global Inc.	215,719	13,457
Iron Mountain Inc.	371,858	11,758
* Kansas City Southern	225,758	11,279
AMETEK Inc.	330,841	10,908
Textron Inc.	568,516	10,029
* Verisk Analytics Inc. Class A	267,008	9,284
Flowserve Corp.	114,811	8,496
* Jacobs Engineering Group Inc.	261,107	8,431
Donaldson Co. Inc.	149,237	8,178
JB Hunt Transport Services Inc.	198,103	7,156
* AGCO Corp.	195,202	6,748

* IHS Inc. Class A	86,793	6,493
Dun & Bradstreet Corp.	101,754	6,234
Robert Half International Inc.	287,195	6,094
MSC Industrial Direct Co. Class A	96,167	5,430
Pall Corp.	119,382	5,062
* Copart Inc.	122,870	4,807
* Nielsen Holdings NV	184,054	4,800
* Sensata Technologies Holding NV	179,301	4,744
* Navistar International Corp.	141,337	4,540
* Foster Wheeler AG	254,698	4,531
* Babcock & Wilcox Co.	229,527	4,487
Covanta Holding Corp.	272,099	4,133
* Spirit Aerosystems Holdings Inc. Class A	241,683	3,855
* Shaw Group Inc.	148,362	3,225
Manpower Inc.	84,479	2,840
SPX Corp.	52,425	2,375
* Owens Corning	85,464	1,853
Masco Corp.	259,424	1,847
* Hertz Global Holdings Inc.	194,759	1,733
		249,225
Information Technology (20.1%)
* Motorola Mobility Holdings Inc.	576,470	21,779
* Teradata Corp.	347,258	18,589
* Red Hat Inc.	397,112	16,782
* NVIDIA Corp.	1,235,090	15,439
* Fiserv Inc.	295,463	15,001
Avago Technologies Ltd.	455,414	14,924
Amphenol Corp. Class A	362,431	14,776
* BMC Software Inc.	363,864	14,031
* Electronic Arts Inc.	683,948	13,987
* Autodesk Inc.	473,078	13,142
Linear Technology Corp.	468,493	12,954
* F5 Networks Inc.	166,868	11,856
* Nuance Communications Inc.	498,597	10,151
* Rovi Corp.	232,352	9,986
* SanDisk Corp.	245,151	9,892
* Alliance Data Systems Corp.	104,964	9,730
VeriSign Inc.	329,565	9,429
* ANSYS Inc.	188,860	9,262
* Informatica Corp.	217,764	8,917
* Equinix Inc.	96,443	8,567
* Trimble Navigation Ltd.	252,479	8,471
FLIR Systems Inc.	328,814	8,237
Factset Research Systems Inc.	90,242	8,029
* TIBCO Software Inc.	341,613	7,649
* Akamai Technologies Inc.	384,440	7,643
* Atmel Corp.	941,890	7,601
Xilinx Inc.	273,477	7,504
* VeriFone Systems Inc.	213,599	7,480
* Rackspace Hosting Inc.	212,965	7,271
* Skyworks Solutions Inc.	383,328	6,877
* Polycom Inc.	363,327	6,674
Global Payments Inc.	164,856	6,658
* ON Semiconductor Corp.	915,543	6,564
* Western Digital Corp.	239,248	6,153
* Advanced Micro Devices Inc.	1,203,196	6,112
* Riverbed Technology Inc.	300,198	5,992

*	Cree Inc.		225,387	5,855
*	Acme Packet Inc.		127,180	5,417
*	Avnet Inc.		157,062	4,096
*	Lam Research Corp.		89,598	3,403
*	Dolby Laboratories Inc. Class A		108,989	2,991
*	AOL Inc.		143,112	1,717
*	Freescale Semiconductor Holdings I Ltd.		98,158	1,083
				398,671
Materials (6.2%)
	CF Industries Holdings Inc.		147,051	18,145
	Sigma-Aldrich Corp.		250,583	15,484
	Sherwin-Williams Co.		186,106	13,831
	Celanese Corp. Class A		321,398	10,455
	Ball Corp.		328,287	10,183
*	Crown Holdings Inc.		321,035	9,827
	Nalco Holding Co.		271,365	9,492
	Walter Energy Inc.		128,275	7,698
	Cliffs Natural Resources Inc.		148,943	7,621
	Allegheny Technologies Inc.		134,725	4,984
*,^ Molycorp Inc.			120,788	3,970
	FMC Corp.		51,618	3,570
	Rock-Tenn Co. Class A		71,270	3,469
	Steel Dynamics Inc.		212,997	2,113
	Titanium Metals Corp.		120,627	1,807
				122,649
Telecommunication Services (1.1%)
*	NII Holdings Inc.		350,382	9,443
*	SBA Communications Corp. Class A		233,354	8,046
*	MetroPCS Communications Inc.		516,203	4,496
*,^ Clearwire Corp. Class A			276,955	645
				22,630
Utilities (0.2%)
*	Calpine Corp.		224,968	3,168

Total Common Stocks (Cost $2,152,652)				1,983,578
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)

	[1,2] Vanguard Market Liquidity Fund (Cost $8,281)	0.144%	8,280,983	8,281

Total Investments (100.4%) (Cost $2,160,933)				1,991,859
Other Assets and Liabilities-Net (-0.4%)[2]				(8,885)
Net Assets (100%)				1,982,974

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,524,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $6,904,000 of collateral received for securities on loan.

Mid-Cap Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $2,160,933,000. Net unrealized depreciation of investment securities for tax purposes was $169,074,000, consisting of unrealized gains of $170,667,000 on securities that had risen in value since their purchase and $339,741,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.3%)
McDonald's Corp.	426,358	37,443
* Amazon.com Inc.	148,618	32,136
Walt Disney Co.	737,906	22,255
Home Depot Inc.	656,671	21,585
Comcast Corp. Class A	849,575	17,756
* Ford Motor Co.	1,455,863	14,078
News Corp. Class A	890,490	13,776
* DIRECTV Class A	315,706	13,339
Time Warner Inc.	440,349	13,197
Target Corp.	268,953	13,189
NIKE Inc. Class B	149,894	12,817
Starbucks Corp.	308,262	11,495
Lowe's Cos. Inc.	535,422	10,355
Yum! Brands Inc.	191,436	9,455
* priceline.com Inc.	20,421	9,178
TJX Cos. Inc.	158,776	8,807
Time Warner Cable Inc.	138,202	8,661
Viacom Inc. Class B	220,617	8,547
Johnson Controls Inc.	278,709	7,350
* General Motors Co.	320,440	6,466
Coach Inc.	120,591	6,250
* Bed Bath & Beyond Inc.	102,490	5,874
Comcast Corp.	283,325	5,862
* Las Vegas Sands Corp.	149,776	5,742
Carnival Corp.	187,363	5,677
Kohl's Corp.	113,336	5,565
CBS Corp. Class B	256,677	5,231
McGraw-Hill Cos. Inc.	125,103	5,129
Macy's Inc.	174,946	4,605
VF Corp.	35,997	4,374
Limited Brands Inc.	111,321	4,287
Omnicom Group Inc.	115,455	4,253
Staples Inc.	293,296	3,901
* Chipotle Mexican Grill Inc. Class A	12,809	3,881
Wynn Resorts Ltd.	33,354	3,838
Ross Stores Inc.	48,337	3,804
* Dollar Tree Inc.	50,214	3,772
* O'Reilly Automotive Inc.	56,588	3,770
Mattel Inc.	142,959	3,701
* Liberty Interactive Corp. Class A	235,376	3,477
Ralph Lauren Corp. Class A	26,196	3,398
Harley-Davidson Inc.	97,244	3,338
* AutoZone Inc.	10,405	3,321
Nordstrom Inc.	72,278	3,302
Genuine Parts Co.	64,734	3,289
Marriott International Inc. Class A	118,314	3,223
Best Buy Co. Inc.	135,928	3,167
Starwood Hotels & Resorts Worldwide Inc.	80,137	3,111
Fortune Brands Inc.	57,104	3,088

	Tiffany & Co.	49,844	3,032
	Virgin Media Inc.	123,963	3,019
*	BorgWarner Inc.	45,114	2,731
	Gap Inc.	167,306	2,717
	Family Dollar Stores Inc.	50,378	2,562
	Darden Restaurants Inc.	56,127	2,399
*	Sirius XM Radio Inc.	1,538,281	2,323
*	Netflix Inc.	20,509	2,321
	Abercrombie & Fitch Co.	36,138	2,225
*	CarMax Inc.	92,918	2,216
*	Discovery Communications Inc. Class A	57,154	2,150
*	DISH Network Corp. Class A	84,954	2,129
*	Dollar General Corp.	56,097	2,118
	Expedia Inc.	81,442	2,097
*	Apollo Group Inc. Class A	52,296	2,071
*	Lululemon Athletica Inc.	41,040	1,997
	Wyndham Worldwide Corp.	69,985	1,995
	PetSmart Inc.	46,674	1,991
*	Discovery Communications Inc.	55,299	1,944
	Lear Corp.	43,233	1,855
	Tractor Supply Co.	29,615	1,852
	Advance Auto Parts Inc.	31,444	1,827
*	Liberty Media Corp. - Liberty Capital Class A	27,472	1,816
*	Fossil Inc.	22,111	1,792
	International Game Technology	123,168	1,790
	Autoliv Inc.	36,544	1,772
*	Liberty Global Inc. Class A	48,706	1,762
	JC Penney Co. Inc.	65,794	1,762
	H&R Block Inc.	125,114	1,665
	Hasbro Inc.	50,372	1,643
*	Liberty Global Inc.	46,002	1,592
	Whirlpool Corp.	31,396	1,567
^	Garmin Ltd.	47,671	1,515
	PVH Corp.	24,822	1,446
	Interpublic Group of Cos. Inc.	200,727	1,445
	Scripps Networks Interactive Inc. Class A	38,438	1,429
	Newell Rubbermaid Inc.	119,921	1,423
*	TRW Automotive Holdings Corp.	43,279	1,417
*	NVR Inc.	2,303	1,391
	Tupperware Brands Corp.	25,652	1,379
*	LKQ Corp.	57,037	1,378
	Cablevision Systems Corp. Class A	86,337	1,358
*	GameStop Corp. Class A	57,880	1,337
*	Dick's Sporting Goods Inc.	39,152	1,310
*	MGM Resorts International	140,180	1,302
*	Liberty Media Corp. - Liberty Starz Class A	20,256	1,287
	Royal Caribbean Cruises Ltd.	58,016	1,255
	Williams-Sonoma Inc.	38,929	1,199
*	Urban Outfitters Inc.	52,302	1,167
	Leggett & Platt Inc.	58,539	1,159
	DR Horton Inc.	118,322	1,070
*	Mohawk Industries Inc.	23,959	1,028
*,^ Sears Holdings Corp.		17,819	1,025
*	Goodyear Tire & Rubber Co.	100,302	1,012
	DeVry Inc.	26,803	991
	Gannett Co. Inc.	98,702	941
*	Toll Brothers Inc.	61,712	891

Lennar Corp. Class A	64,142	869
American Eagle Outfitters Inc.	71,842	842
Harman International Industries Inc.	28,527	815
Weight Watchers International Inc.	13,498	786
Guess? Inc.	26,406	752
Washington Post Co. Class B	2,058	673
News Corp. Class B	41,720	650
* AutoNation Inc.	18,084	593
* Hyatt Hotels Corp. Class A	18,431	578
* Pulte Group Inc.	141,721	560
* ITT Educational Services Inc.	8,565	493
* Lamar Advertising Co. Class A	25,607	436
* Dunkin' Brands Group Inc.	9,726	269
* Clear Channel Outdoor Holdings Inc. Class A	15,735	147
		520,465
Consumer Staples (11.1%)
Procter & Gamble Co.	1,147,075	72,472
Coca-Cola Co.	846,680	57,202
Philip Morris International Inc.	730,850	45,590
Wal-Mart Stores Inc.	784,895	40,736
PepsiCo Inc.	649,506	40,204
Altria Group Inc.	860,281	23,064
Kraft Foods Inc.	686,268	23,045
CVS Caremark Corp.	557,494	18,721
Colgate-Palmolive Co.	200,850	17,811
Costco Wholesale Corp.	179,452	14,737
Walgreen Co.	376,410	12,380
Kimberly-Clark Corp.	161,556	11,472
General Mills Inc.	262,512	10,099
HJ Heinz Co.	132,302	6,679
Lorillard Inc.	59,092	6,541
Archer-Daniels-Midland Co.	262,182	6,505
Sysco Corp.	239,827	6,211
Mead Johnson Nutrition Co.	84,081	5,787
Kellogg Co.	104,372	5,552
Reynolds American Inc.	143,803	5,390
Kroger Co.	236,691	5,198
* Green Mountain Coffee Roasters Inc.	52,511	4,880
Estee Lauder Cos. Inc. Class A	49,466	4,345
ConAgra Foods Inc.	167,904	4,067
Hershey Co.	67,713	4,011
Whole Foods Market Inc.	61,387	4,009
Sara Lee Corp.	228,244	3,732
Clorox Co.	54,909	3,642
Dr Pepper Snapple Group Inc.	91,097	3,533
Bunge Ltd.	60,479	3,525
JM Smucker Co.	47,713	3,478
Avon Products Inc.	176,929	3,468
Coca-Cola Enterprises Inc.	133,736	3,327
* Hansen Natural Corp.	30,968	2,703
Molson Coors Brewing Co. Class B	67,001	2,654
Herbalife Ltd.	48,494	2,599
Church & Dwight Co. Inc.	58,524	2,587
Campbell Soup Co.	79,110	2,561
Brown-Forman Corp. Class B	34,599	2,427
Safeway Inc.	145,740	2,424
McCormick & Co. Inc.	49,384	2,280

Tyson Foods Inc. Class A	127,258	2,209
* Energizer Holdings Inc.	28,550	1,897
* Ralcorp Holdings Inc.	22,674	1,739
Hormel Foods Corp.	60,364	1,631
* Constellation Brands Inc. Class A	77,854	1,401
* Smithfield Foods Inc.	61,591	1,201
* Dean Foods Co.	75,044	666
		512,392
Energy (11.5%)
Exxon Mobil Corp.	2,024,435	147,035
Chevron Corp.	826,089	76,430
ConocoPhillips	551,814	34,941
Schlumberger Ltd.	557,569	33,304
Occidental Petroleum Corp.	333,997	23,881
Anadarko Petroleum Corp.	204,586	12,899
Apache Corp.	157,666	12,651
Halliburton Co.	376,252	11,483
Devon Energy Corp.	165,236	9,161
National Oilwell Varco Inc.	173,962	8,910
Baker Hughes Inc.	178,751	8,251
EOG Resources Inc.	110,395	7,839
Chesapeake Energy Corp.	270,117	6,901
Hess Corp.	125,608	6,589
Spectra Energy Corp.	267,153	6,553
Marathon Oil Corp.	292,527	6,313
Williams Cos. Inc.	241,709	5,883
El Paso Corp.	316,265	5,528
Noble Energy Inc.	72,532	5,135
* Southwestern Energy Co.	143,082	4,769
* Cameron International Corp.	100,671	4,182
Valero Energy Corp.	234,629	4,172
Marathon Petroleum Corp.	146,111	3,954
Range Resources Corp.	66,082	3,863
Peabody Energy Corp.	111,385	3,774
* Weatherford International Ltd.	306,216	3,739
* FMC Technologies Inc.	98,879	3,718
Murphy Oil Corp.	75,482	3,333
Consol Energy Inc.	93,136	3,160
EQT Corp.	58,314	3,112
Noble Corp.	103,797	3,046
* Concho Resources Inc.	40,384	2,873
Pioneer Natural Resources Co.	43,257	2,845
Cabot Oil & Gas Corp.	42,996	2,662
HollyFrontier Corp.	85,857	2,251
* Newfield Exploration Co.	55,166	2,190
* Kinder Morgan Management LLC	35,143	2,063
Southern Union Co.	48,664	1,974
QEP Resources Inc.	72,772	1,970
Cimarex Energy Co.	35,130	1,957
* Denbury Resources Inc.	165,043	1,898
Helmerich & Payne Inc.	43,995	1,786
* Ultra Petroleum Corp.	62,876	1,743
* Whiting Petroleum Corp.	48,259	1,693
Core Laboratories NV	18,657	1,676
* Alpha Natural Resources Inc.	92,852	1,643
* Rowan Cos. Inc.	52,501	1,585
SM Energy Co.	26,100	1,583

Oceaneering International Inc.	44,460	1,571
Diamond Offshore Drilling Inc.	28,577	1,564
Sunoco Inc.	49,545	1,536
* Nabors Industries Ltd.	118,258	1,450
* Dresser-Rand Group Inc.	32,741	1,327
* Plains Exploration & Production Co.	58,020	1,318
Arch Coal Inc.	86,417	1,260
Energen Corp.	29,649	1,212
Kinder Morgan Inc.	45,584	1,180
* Tesoro Corp.	59,093	1,151
Patterson-UTI Energy Inc.	63,228	1,096
* McDermott International Inc.	96,402	1,037
* Continental Resources Inc.	18,596	899
* SandRidge Energy Inc.	150,992	840
* Forest Oil Corp.	43,986	633
EXCO Resources Inc.	52,515	563
* Cobalt International Energy Inc.	46,858	361
* Quicksilver Resources Inc.	37,802	287
		528,186
Financials (13.5%)
Wells Fargo & Co.	2,064,971	49,807
JPMorgan Chase & Co.	1,633,021	49,187
Citigroup Inc.	1,194,227	30,596
* Berkshire Hathaway Inc. Class B	370,816	26,343
Bank of America Corp.	4,164,233	25,485
American Express Co.	444,624	19,964
Goldman Sachs Group Inc.	202,057	19,104
US Bancorp	791,720	18,637
Simon Property Group Inc.	120,558	13,259
MetLife Inc.	434,698	12,176
PNC Financial Services Group Inc.	216,385	10,428
Bank of New York Mellon Corp.	510,566	9,491
Prudential Financial Inc.	199,627	9,355
ACE Ltd.	138,589	8,398
Travelers Cos. Inc.	172,038	8,383
Morgan Stanley	571,662	7,717
Capital One Financial Corp.	188,662	7,477
Chubb Corp.	120,173	7,209
Aflac Inc.	192,059	6,712
State Street Corp.	207,024	6,658
Public Storage	59,593	6,636
Annaly Capital Management Inc.	391,078	6,504
CME Group Inc.	26,203	6,456
Equity Residential	121,133	6,283
Franklin Resources Inc.	63,886	6,110
BB&T Corp.	286,237	6,105
Marsh & McLennan Cos. Inc.	225,041	5,973
HCP Inc.	166,996	5,855
BlackRock Inc.	38,099	5,639
Ventas Inc.	112,430	5,554
Boston Properties Inc.	59,822	5,330
Discover Financial Services	224,358	5,147
Aon Corp.	122,193	5,130
T Rowe Price Group Inc.	106,803	5,102
Vornado Realty Trust	68,123	5,083
Allstate Corp.	214,472	5,081
Charles Schwab Corp.	443,048	4,993

Loews Corp.	134,269	4,639
Progressive Corp.	255,377	4,535
ProLogis Inc.	186,882	4,532
AvalonBay Communities Inc.	38,669	4,410
American International Group Inc.	195,034	4,281
SunTrust Banks Inc.	220,891	3,965
Ameriprise Financial Inc.	99,695	3,924
Fifth Third Bancorp	377,237	3,810
* IntercontinentalExchange Inc.	30,211	3,573
Weyerhaeuser Co.	221,403	3,443
Health Care REIT Inc.	72,563	3,396
M&T Bank Corp.	46,189	3,229
Northern Trust Corp.	89,272	3,123
Host Hotels & Resorts Inc.	281,982	3,085
Principal Financial Group Inc.	132,009	2,993
Invesco Ltd.	190,092	2,948
Hartford Financial Services Group Inc.	174,024	2,809
SLM Corp.	216,904	2,700
Unum Group	126,464	2,651
Moody's Corp.	84,378	2,569
Kimco Realty Corp.	167,337	2,515
NYSE Euronext	107,539	2,499
XL Group plc Class A	127,508	2,397
* CIT Group Inc.	78,413	2,381
KeyCorp	389,770	2,311
Plum Creek Timber Co. Inc.	66,469	2,307
Willis Group Holdings plc	67,101	2,306
Macerich Co.	53,808	2,294
General Growth Properties Inc.	178,696	2,162
Digital Realty Trust Inc.	39,147	2,159
New York Community Bancorp Inc.	179,652	2,138
Federal Realty Investment Trust	25,640	2,113
Lincoln National Corp.	128,703	2,012
SL Green Realty Corp.	33,989	1,976
UDR Inc.	87,907	1,946
Leucadia National Corp.	85,590	1,941
American Capital Agency Corp.	70,820	1,919
Comerica Inc.	82,392	1,893
Rayonier Inc.	50,012	1,840
* Arch Capital Group Ltd.	55,232	1,805
Everest Re Group Ltd.	22,361	1,775
Realty Income Corp.	54,794	1,767
People's United Financial Inc.	154,363	1,760
Regions Financial Corp.	515,507	1,717
Huntington Bancshares Inc.	353,857	1,698
Cincinnati Financial Corp.	63,501	1,672
* Affiliated Managers Group Inc.	21,295	1,662
Torchmark Corp.	46,709	1,628
* CB Richard Ellis Group Inc. Class A	120,337	1,620
Alexandria Real Estate Equities Inc.	25,386	1,558
* MSCI Inc. Class A	49,137	1,490
Legg Mason Inc.	57,876	1,488
WR Berkley Corp.	49,606	1,473
Assurant Inc.	39,492	1,414
Reinsurance Group of America Inc. Class A	30,421	1,398
TD Ameritrade Holding Corp.	94,108	1,384
PartnerRe Ltd.	26,365	1,378

Liberty Property Trust	47,300	1,377
* Markel Corp.	3,803	1,358
RenaissanceRe Holdings Ltd.	21,171	1,351
Fidelity National Financial Inc. Class A	87,317	1,325
Axis Capital Holdings Ltd.	50,645	1,314
Regency Centers Corp.	37,080	1,310
HCC Insurance Holdings Inc.	46,659	1,262
Transatlantic Holdings Inc.	25,629	1,244
* NASDAQ OMX Group Inc.	50,870	1,177
Chimera Investment Corp.	421,521	1,168
* Genworth Financial Inc. Class A	201,513	1,157
Piedmont Office Realty Trust Inc. Class A	71,191	1,151
Raymond James Financial Inc.	44,221	1,148
White Mountains Insurance Group Ltd.	2,815	1,142
Hudson City Bancorp Inc.	195,290	1,105
Duke Realty Corp.	104,058	1,093
Eaton Vance Corp.	48,756	1,086
Hospitality Properties Trust	50,734	1,077
Zions Bancorporation	75,565	1,063
Commerce Bancshares Inc.	30,411	1,057
Cullen/Frost Bankers Inc.	22,549	1,034
Weingarten Realty Investors	47,087	997
American Financial Group Inc.	31,778	987
SEI Investments Co.	61,070	939
Jones Lang LaSalle Inc.	17,695	917
Old Republic International Corp.	101,402	904
Brown & Brown Inc.	50,038	891
City National Corp.	19,682	743
Assured Guaranty Ltd.	67,445	741
Jefferies Group Inc.	56,453	701
Federated Investors Inc. Class B	38,326	672
Validus Holdings Ltd.	26,037	649
First Horizon National Corp.	107,520	641
BOK Financial Corp.	11,301	530
CBOE Holdings Inc.	21,292	521
* TFS Financial Corp.	37,348	304
* LPL Investment Holdings Inc.	11,009	280
		620,194
Health Care (12.1%)
Johnson & Johnson	1,126,490	71,769
Pfizer Inc.	3,247,083	57,408
Merck & Co. Inc.	1,268,400	41,489
Abbott Laboratories	638,739	32,665
Bristol-Myers Squibb Co.	701,027	21,998
Amgen Inc.	382,014	20,992
UnitedHealth Group Inc.	445,159	20,531
Eli Lilly & Co.	428,141	15,828
Medtronic Inc.	440,054	14,627
Baxter International Inc.	234,533	13,167
* Gilead Sciences Inc.	323,390	12,548
* Celgene Corp.	190,136	11,773
Allergan Inc.	125,351	10,326
WellPoint Inc.	150,960	9,855
Covidien plc	203,866	8,991
* Biogen Idec Inc.	94,293	8,783
* Thermo Fisher Scientific Inc.	157,595	7,981
* Medco Health Solutions Inc.	164,220	7,700

* Express Scripts Inc.	206,681	7,662
McKesson Corp.	103,530	7,527
Becton Dickinson and Co.	89,981	6,597
Cardinal Health Inc.	144,157	6,037
* Intuitive Surgical Inc.	16,161	5,887
Aetna Inc.	155,861	5,666
Stryker Corp.	119,564	5,635
Humana Inc.	69,157	5,030
St. Jude Medical Inc.	135,064	4,888
* Alexion Pharmaceuticals Inc.	75,111	4,812
CIGNA Corp.	111,141	4,661
* Agilent Technologies Inc.	141,758	4,430
* Zimmer Holdings Inc.	78,967	4,225
AmerisourceBergen Corp. Class A	112,721	4,201
* Cerner Corp.	58,773	4,027
* Vertex Pharmaceuticals Inc.	84,630	3,769
* Boston Scientific Corp.	628,599	3,715
* Forest Laboratories Inc.	117,749	3,626
* Watson Pharmaceuticals Inc.	52,058	3,553
* Edwards Lifesciences Corp.	47,135	3,360
Perrigo Co.	34,367	3,337
* Laboratory Corp. of America Holdings	41,228	3,259
Quest Diagnostics Inc.	64,595	3,188
CR Bard Inc.	35,253	3,086
* Mylan Inc.	180,638	3,071
* Waters Corp.	37,720	2,847
* Life Technologies Corp.	73,372	2,820
* Cephalon Inc.	31,683	2,557
* Hospira Inc.	69,046	2,555
* Varian Medical Systems Inc.	48,249	2,517
* DaVita Inc.	39,211	2,457
* Henry Schein Inc.	37,925	2,352
* CareFusion Corp.	91,909	2,201
* Illumina Inc.	50,662	2,073
* Mettler-Toledo International Inc.	13,231	1,852
* ResMed Inc.	62,933	1,812
DENTSPLY International Inc.	57,831	1,775
* Kinetic Concepts Inc.	26,936	1,775
* Coventry Health Care Inc.	61,048	1,759
* Regeneron Pharmaceuticals Inc.	29,263	1,703
* Hologic Inc.	107,617	1,637
* IDEXX Laboratories Inc.	23,606	1,628
* HCA Holdings Inc.	71,602	1,444
* Allscripts Healthcare Solutions Inc.	78,237	1,410
* Endo Pharmaceuticals Holdings Inc.	47,800	1,338
Universal Health Services Inc. Class B	37,233	1,266
Omnicare Inc.	47,583	1,210
Patterson Cos. Inc.	40,413	1,157
* Covance Inc.	24,959	1,134
Pharmaceutical Product Development Inc.	44,130	1,132
* Gen-Probe Inc.	19,685	1,127
* Human Genome Sciences Inc.	77,987	990
Lincare Holdings Inc.	39,283	884
* Warner Chilcott plc Class A	57,437	821
* Bio-Rad Laboratories Inc. Class A	7,935	720
* Alere Inc.	33,461	658
* Community Health Systems Inc.	39,016	649

* Dendreon Corp.	60,161	541
* Charles River Laboratories International Inc.	17,970	514
		556,995
Industrials (10.1%)
General Electric Co.	4,358,516	66,424
United Technologies Corp.	357,317	25,141
3M Co.	277,322	19,909
Caterpillar Inc.	264,929	19,562
United Parcel Service Inc. Class B	303,164	19,145
Boeing Co.	288,182	17,438
Union Pacific Corp.	201,743	16,476
Honeywell International Inc.	307,187	13,489
Emerson Electric Co.	309,090	12,769
Deere & Co.	172,462	11,136
Danaher Corp.	231,867	9,724
Precision Castparts Corp.	58,863	9,151
Norfolk Southern Corp.	145,257	8,864
Lockheed Martin Corp.	122,020	8,864
CSX Corp.	453,492	8,467
FedEx Corp.	123,163	8,336
Tyco International Ltd.	192,861	7,859
Illinois Tool Works Inc.	184,839	7,689
General Dynamics Corp.	129,861	7,388
Cummins Inc.	76,623	6,257
Goodrich Corp.	51,289	6,190
Waste Management Inc.	185,184	6,030
Raytheon Co.	146,252	5,977
Northrop Grumman Corp.	114,236	5,959
Eaton Corp.	133,139	4,726
CH Robinson Worldwide Inc.	67,088	4,594
PACCAR Inc.	135,035	4,567
Parker Hannifin Corp.	66,739	4,213
Fastenal Co.	115,201	3,834
Ingersoll-Rand plc	136,211	3,826
WW Grainger Inc.	24,242	3,625
Dover Corp.	76,724	3,575
Expeditors International of Washington Inc.	87,364	3,543
Republic Services Inc. Class A	124,818	3,502
Rockwell Collins Inc.	63,248	3,337
Fluor Corp.	71,643	3,335
Rockwell Automation Inc.	59,345	3,323
Stanley Black & Decker Inc.	65,693	3,226
Cooper Industries plc	67,807	3,127
ITT Corp.	72,008	3,024
Roper Industries Inc.	39,463	2,719
* Stericycle Inc.	33,532	2,707
L-3 Communications Holdings Inc.	43,517	2,697
Joy Global Inc.	43,128	2,690
* United Continental Holdings Inc.	136,443	2,644
Southwest Airlines Co.	325,639	2,618
* Delta Air Lines Inc.	347,533	2,606
Iron Mountain Inc.	74,191	2,346
* Kansas City Southern	45,130	2,255
AMETEK Inc.	66,162	2,181
Pall Corp.	47,676	2,021
Textron Inc.	113,136	1,996
* Verisk Analytics Inc. Class A	53,302	1,853

Flowserve Corp.	22,870	1,692
* Jacobs Engineering Group Inc.	51,925	1,677
* Quanta Services Inc.	87,201	1,639
Donaldson Co. Inc.	29,750	1,630
Pitney Bowes Inc.	83,538	1,571
Equifax Inc.	50,367	1,548
Cintas Corp.	53,608	1,509
KBR Inc.	62,468	1,476
JB Hunt Transport Services Inc.	39,609	1,431
* AGCO Corp.	39,075	1,351
Towers Watson & Co. Class A	22,385	1,338
* IHS Inc. Class A	17,363	1,299
Pentair Inc.	40,440	1,294
Dun & Bradstreet Corp.	20,215	1,238
Robert Half International Inc.	57,290	1,216
RR Donnelley & Sons Co.	85,302	1,204
Manpower Inc.	33,808	1,137
Timken Co.	34,240	1,124
MSC Industrial Direct Co. Class A	19,297	1,090
Hubbell Inc. Class B	21,773	1,079
Masco Corp.	148,165	1,055
* Owens Corning	48,418	1,050
Avery Dennison Corp.	41,708	1,046
* Hertz Global Holdings Inc.	111,272	990
* Copart Inc.	24,628	963
* Nielsen Holdings NV	36,845	961
* URS Corp.	32,227	956
SPX Corp.	20,998	951
* Sensata Technologies Holding NV	35,921	950
* Navistar International Corp.	28,290	909
* Foster Wheeler AG	51,037	908
* Babcock & Wilcox Co.	45,866	897
Covanta Holding Corp.	54,766	832
Ryder System Inc.	20,913	784
* AECOM Technology Corp.	44,112	779
* Spirit Aerosystems Holdings Inc. Class A	48,378	772
Alliant Techsystems Inc.	13,822	753
Harsco Corp.	32,995	640
* Shaw Group Inc.	29,370	638
* Terex Corp.	44,628	458
		463,789
Information Technology (19.4%)
* Apple Inc.	380,047	144,866
International Business Machines Corp.	497,672	87,108
Microsoft Corp.	3,119,017	77,632
* Google Inc. Class A	103,972	53,481
Oracle Corp.	1,663,735	47,816
Intel Corp.	2,178,876	46,475
Cisco Systems Inc.	2,260,381	35,013
QUALCOMM Inc.	686,123	33,366
Hewlett-Packard Co.	889,243	19,964
Visa Inc. Class A	214,974	18,428
* EMC Corp.	845,995	17,757
* eBay Inc.	479,946	14,154
Mastercard Inc. Class A	44,618	14,151
Accenture plc Class A	266,989	14,065
Texas Instruments Inc.	477,466	12,724

* Dell Inc.	697,868	9,875
Automatic Data Processing Inc.	205,240	9,677
Corning Inc.	645,668	7,980
* Cognizant Technology Solutions Corp. Class A	124,965	7,835
* Yahoo! Inc.	508,978	6,698
Broadcom Corp. Class A	198,187	6,598
* Salesforce.com Inc.	52,241	5,970
Applied Materials Inc.	542,033	5,610
* Intuit Inc.	118,096	5,603
Motorola Solutions Inc.	125,549	5,261
* NetApp Inc.	151,158	5,130
TE Connectivity Ltd.	180,585	5,082
* Symantec Corp.	310,198	5,056
* Adobe Systems Inc.	207,485	5,015
* Motorola Mobility Holdings Inc.	114,995	4,345
* Citrix Systems Inc.	77,253	4,213
Altera Corp.	132,356	4,173
Xerox Corp.	576,388	4,017
Western Union Co.	260,045	3,976
* SanDisk Corp.	98,040	3,956
Analog Devices Inc.	123,226	3,851
* Juniper Networks Inc.	219,192	3,783
* Teradata Corp.	69,448	3,718
Paychex Inc.	133,971	3,533
* Red Hat Inc.	79,446	3,357
CA Inc.	166,510	3,232
* Marvell Technology Group Ltd.	213,103	3,096
* NVIDIA Corp.	246,891	3,086
* Fiserv Inc.	59,151	3,003
Xilinx Inc.	109,099	2,994
Avago Technologies Ltd.	90,807	2,976
Amphenol Corp. Class A	72,366	2,950
Maxim Integrated Products Inc.	121,515	2,835
* BMC Software Inc.	72,823	2,808
* Electronic Arts Inc.	136,563	2,793
* VMware Inc. Class A	34,391	2,764
KLA-Tencor Corp.	68,902	2,638
* Autodesk Inc.	94,323	2,620
Linear Technology Corp.	93,514	2,586
Activision Blizzard Inc.	211,839	2,521
* Western Digital Corp.	95,423	2,454
Fidelity National Information Services Inc.	100,579	2,446
Microchip Technology Inc.	78,237	2,434
* F5 Networks Inc.	33,376	2,371
* Nuance Communications Inc.	99,419	2,024
* Rovi Corp.	46,457	1,997
* Lam Research Corp.	51,234	1,946
* Alliance Data Systems Corp.	20,943	1,941
VeriSign Inc.	65,917	1,886
* Micron Technology Inc.	370,542	1,868
* ANSYS Inc.	37,755	1,852
Seagate Technology plc	176,172	1,811
Harris Corp.	52,500	1,794
* Informatica Corp.	43,429	1,778
* Flextronics International Ltd.	311,482	1,754
* Equinix Inc.	19,336	1,718
Computer Sciences Corp.	63,652	1,709

*	Trimble Navigation Ltd.	50,520	1,695
	FLIR Systems Inc.	65,674	1,645
*	Avnet Inc.	62,611	1,633
	Factset Research Systems Inc.	17,933	1,596
*	TIBCO Software Inc.	68,326	1,530
*	Akamai Technologies Inc.	76,716	1,525
*	Atmel Corp.	187,764	1,515
*	VeriFone Systems Inc.	42,574	1,491
*	Synopsys Inc.	60,230	1,467
*,^ First Solar Inc.		23,062	1,458
*	Rackspace Hosting Inc.	42,475	1,450
	Jabil Circuit Inc.	80,792	1,437
*	IAC/InterActiveCorp	35,127	1,389
*	SAIC Inc.	117,107	1,383
*	Skyworks Solutions Inc.	76,460	1,372
*	Polycom Inc.	72,428	1,331
	Global Payments Inc.	32,911	1,329
*	Arrow Electronics Inc.	47,752	1,327
*	ON Semiconductor Corp.	182,977	1,312
*	LSI Corp.	248,151	1,285
*	Advanced Micro Devices Inc.	240,443	1,221
*	Riverbed Technology Inc.	60,008	1,198
*	Cree Inc.	45,024	1,170
	Total System Services Inc.	67,405	1,141
*	Acme Packet Inc.	25,249	1,075
*	Ingram Micro Inc.	66,219	1,068
	Broadridge Financial Solutions Inc.	50,912	1,025
*	Lexmark International Inc. Class A	32,534	879
*	Brocade Communications Systems Inc.	192,750	833
*	Dolby Laboratories Inc. Class A	21,873	600
*	AOL Inc.	43,818	526
	Molex Inc.	25,784	525
	Molex Inc. Class A	31,068	524
*	MEMC Electronic Materials Inc.	94,285	494
*	Freescale Semiconductor Holdings I Ltd.	19,370	214
			889,660
Materials (3.6%)
	EI du Pont de Nemours & Co.	381,632	15,254
	Monsanto Co.	220,368	13,231
	Newmont Mining Corp.	203,023	12,770
	Freeport-McMoRan Copper & Gold Inc.	389,522	11,861
	Praxair Inc.	125,050	11,690
	Dow Chemical Co.	483,413	10,857
	Air Products & Chemicals Inc.	87,015	6,645
	Mosaic Co.	125,828	6,162
	Ecolab Inc.	95,306	4,660
	PPG Industries Inc.	64,920	4,587
	Alcoa Inc.	436,617	4,178
	Nucor Corp.	130,013	4,114
	International Paper Co.	170,887	3,973
	CF Industries Holdings Inc.	29,397	3,627
	Sigma-Aldrich Corp.	50,095	3,095
	Cliffs Natural Resources Inc.	59,521	3,046
	LyondellBasell Industries NV Class A	116,868	2,855
	Sherwin-Williams Co.	37,257	2,769
	Celanese Corp. Class A	64,183	2,088
	FMC Corp.	29,590	2,046

	Ball Corp.	65,575	2,034
	Eastman Chemical Co.	29,239	2,004
*	Crown Holdings Inc.	64,042	1,960
	Airgas Inc.	30,657	1,957
	Nalco Holding Co.	54,154	1,894
	International Flavors & Fragrances Inc.	32,976	1,854
	MeadWestvaco Corp.	69,854	1,716
	Walter Energy Inc.	25,616	1,537
	Allegheny Technologies Inc.	41,402	1,531
	Vulcan Materials Co.	52,932	1,459
	Albemarle Corp.	35,865	1,449
	Ashland Inc.	32,553	1,437
	Rock-Tenn Co. Class A	28,447	1,385
	United States Steel Corp.	59,123	1,301
	Bemis Co. Inc.	43,102	1,263
	Martin Marietta Materials Inc.	18,592	1,175
	Valspar Corp.	37,589	1,173
	Sonoco Products Co.	40,781	1,151
	Sealed Air Corp.	65,806	1,099
	Reliance Steel & Aluminum Co.	30,804	1,048
*	Owens-Illinois Inc.	66,923	1,012
	Steel Dynamics Inc.	85,143	845
	Scotts Miracle-Gro Co. Class A	18,661	832
*	Molycorp Inc.	24,206	796
	Huntsman Corp.	79,268	767
	Titanium Metals Corp.	37,038	555
	Greif Inc. Class A	9,530	409
			165,151
Telecommunication Services (3.2%)
	AT&T Inc.	2,433,770	69,411
	Verizon Communications Inc.	1,162,595	42,783
*	American Tower Corp. Class A	162,962	8,767
	CenturyLink Inc.	252,754	8,371
*	Crown Castle International Corp.	119,242	4,850
*	Sprint Nextel Corp.	1,230,142	3,740
	Frontier Communications Corp.	409,257	2,501
	Windstream Corp.	209,601	2,444
*	NII Holdings Inc.	70,036	1,887
*	SBA Communications Corp. Class A	46,408	1,600
*	MetroPCS Communications Inc.	103,081	898
	Telephone & Data Systems Inc.	18,095	385
*	United States Cellular Corp.	5,421	215
	Telephone & Data Systems Inc. (Special Common Shares)	10,558	209
*,^ Clearwire Corp. Class A		55,125	128
			148,189
Utilities (4.0%)
	Southern Co.	349,137	14,793
	Dominion Resources Inc.	236,537	12,009
	Exelon Corp.	272,340	11,604
	Duke Energy Corp.	547,435	10,943
	NextEra Energy Inc.	164,698	8,897
	FirstEnergy Corp.	171,759	7,714
	American Electric Power Co. Inc.	197,999	7,528
	Public Service Enterprise Group Inc.	208,085	6,944
	PG&E Corp.	163,500	6,918
	Consolidated Edison Inc.	120,268	6,858

PPL Corp.			237,133	6,768
Progress Energy Inc.			121,048	6,261
Xcel Energy Inc.			199,062	4,915
Edison International			127,357	4,871
Entergy Corp.			73,107	4,846
Sempra Energy			93,483	4,814
DTE Energy Co.			69,716	3,418
CenterPoint Energy Inc.			166,017	3,257
Wisconsin Energy Corp.			95,866	3,000
Constellation Energy Group Inc.			78,474	2,987
Ameren Corp.			99,037	2,948
Oneok Inc.			41,761	2,758
* AES Corp.			273,414	2,669
NiSource Inc.			115,031	2,459
Northeast Utilities			72,708	2,447
American Water Works Co. Inc.			72,181	2,178
* NRG Energy Inc.			98,782	2,095
CMS Energy Corp.			103,376	2,046
SCANA Corp.			50,194	2,030
OGE Energy Corp.			40,243	1,923
Pinnacle West Capital Corp.			44,671	1,918
NSTAR			42,502	1,905
* Calpine Corp.			128,401	1,808
Alliant Energy Corp.			45,484	1,759
Pepco Holdings Inc.			92,890	1,758
Integrys Energy Group Inc.			32,193	1,565
MDU Resources Group Inc.			77,554	1,488
DPL Inc.			47,854	1,442
TECO Energy Inc.			83,687	1,434
NV Energy Inc.			96,872	1,425
National Fuel Gas Co.			28,989	1,411
AGL Resources Inc.			32,190	1,311
Aqua America Inc.			56,761	1,224
UGI Corp.			45,920	1,206
				184,552
Total Common Stocks (Cost $4,700,774)				4,589,573
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.144%		16,692,439	16,692

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	10/11/11	400	400
Total Temporary Cash Investments (Cost $17,092)				17,092
Total Investments (100.2%) (Cost $4,717,866)				4,606,665
Other Assets and Liabilities-Net (-0.2%)[3]				(10,981)
Net Assets (100%)				4,595,684

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,397,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $3,549,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,589,573	—	—
Temporary Cash Investments	16,692	400	—
Futures Contracts—Liabilities[1]	(114)	—	—
Total	4,606,151	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures

Large-Cap Index Fund

are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2011	15	4,223	(234)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $4,717,866,000. Net unrealized depreciation of investment securities for tax purposes was $111,201,000, consisting of unrealized gains of $531,141,000 on securities that had risen in value since their purchase and $642,342,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.